                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4096
-------------------------------------------------------------------------------

                           MFS MUNICIPAL SERIES TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               James F. DesMarais
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                        Date of fiscal year end: March 31
-------------------------------------------------------------------------------

                    Date of reporting period: March 31, 2005
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) MUNICIPAL SERIES TRUST                                           3/31/05

FOR THE STATES OF ALABAMA,
ARKANSAS, CALIFORNIA, FLORIDA,
GEORGIA, MARYLAND, MASSACHUSETTS



ANNUAL REPORT
-------------------------------------------------------------------------------

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                ANNUAL REPORT

                                LETTER FROM THE CEO                           1
                                -----------------------------------------------
                                PORTFOLIO COMPOSITION                         2
                                -----------------------------------------------
                                MANAGEMENT REVIEW                             5
                                -----------------------------------------------
                                PERFORMANCE SUMMARY                           6
                                -----------------------------------------------
                                FUND EXPENSE TABLES                          15
                                -----------------------------------------------
                                PORTFOLIO OF INVESTMENTS                     18
                                -----------------------------------------------
                                FINANCIAL STATEMENTS                         53
                                -----------------------------------------------
                                NOTES TO FINANCIAL STATEMENTS                78
                                -----------------------------------------------
                                REPORT OF INDEPENDENT REGISTERED
                                PUBLIC ACCOUNTING FIRM                       92
                                -----------------------------------------------
                                RESULTS OF SHAREHOLDER MEETING               93
                                -----------------------------------------------
                                TRUSTEES AND OFFICERS                        94
                                -----------------------------------------------
                                PROXY VOTING POLICIES AND INFORMATION        96
                                -----------------------------------------------
                                QUARTERLY PORTFOLIO DISCLOSURE               96
                                -----------------------------------------------
                                FEDERAL TAX INFORMATION                      96
                                -----------------------------------------------
                                CONTACT INFORMATION                  BACK COVER
                                -----------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Last summer and fall, I wrote to you about enhancements that MFS(R) was making to its investment process. Our goal, as always, was to deliver strong performance across all asset classes. I am now happy to report to you that 2004 was a very successful year for MFS, relative to our peers in the mutual fund industry. While there will always be room for improvement, we believe the enhancements we have made to our investment process resulted in significantly improved performance across the MFS Family of Funds(R).

You may remember some of the enhancements I outlined last year. They included

  o increasing collaboration and information sharing among our investment personnel across asset classes, through an Investment Management Committee with members from our Domestic Equity, International Equity, Fixed Income, and Quantitative Research teams

  o increasing the number of analysts supporting our portfolio managers and doubling the average investment experience of our domestic equity analyst staff

  o making additional use of our most-seasoned portfolio managers to mentor research analysts

  o combining more quantitative, top-down risk control and security analysis with our traditional bottom-up research process

  o opening a research office in Mexico City to complement our existing staff in Boston, London, Singapore, and Tokyo

The effect of these enhancements, I believe, is evident in the recent performance of our funds. For the 12 months ended March 31, 2005, 68% of MFS domestic equity funds, 88% of MFS international equity funds, and 90% of MFS fixed-income funds delivered results in the top half of their Lipper peer groups.

Our longer-term performance also benefited from our ongoing commitment to the MFS Original Research(R) process: 69% of MFS funds were in the top half of their respective Lipper categories over the 3-, 5-, and 10-year periods ended March 31, 2005.

Of course, I cannot offer any guarantees that our performance will repeat itself. Still, I am confident that the recent enhancements to our investment process will continue to benefit shareholders in 2005 and beyond.

What I can tell you with certainty is that the way you manage your investments will determine how well you take advantage of the performance that financial markets deliver. Historically, individual investors have tended to underperform the markets. For example, a 2003 study by DALBAR, Inc. showed that over the nearly two decades from 1984 through 2002, the average U.S. stock investor earned a 2.6% average annual return at a time when U.S. stocks, as measured by the Standard & Poor's 500 Stock Index, delivered a 12.2% average annual return.(1)

This huge discrepancy, in our view, occurred because nonprofessional investors generally did not adhere to the basic principles followed by most professional investors: allocate among asset classes, diversify within each asset class, and rebalance one's portfolio on a routine schedule. I elaborated on this "ADR" theme in fund reports over the last few months of 2004. For more information on how to apply a Disciplined Diversification(SM) strategy to your portfolio using the principles of ADR, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Web site, MFS.COM.

As always, we appreciate your confidence in MFS, and you can be sure of our continued commitment to do the best we can to help you pursue your long-term financial goals.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

    May 16, 2005

It is not possible to invest directly in an index.

Lipper rankings and performance are based on historical average annual returns of Class A shares, and do not include any sales charges. Past performance is no guarantee of future results.

Asset allocation and diversification cannot guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: DALBAR July 2003 update to its Quantitative Analysis of Investment Behavior; DALBAR, Inc., is a financial-services market research firm headquartered in Boston, MA.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              MFS ALABAMA MUNICIPAL BOND FUND

              PORTFOLIO STRUCTURE

              Bonds                                       97.9%
              Cash & Other Net Assets                      2.1%

              TOP FIVE BOND INDUSTRIES*

              Health/Hospitals                            17.2%
              -------------------------------------------------
              Water/Sewer                                 15.9%
              -------------------------------------------------
              Municipal-Owned Utilities                   12.7%
              -------------------------------------------------
              General Obligations/GP                      11.2%
              -------------------------------------------------
              State and Local Approp.                      7.3%
              -------------------------------------------------

              CREDIT QUALITY**

              AAA                                         67.4%
              -------------------------------------------------
              AA                                          13.0%
              -------------------------------------------------
              A                                            5.7%
              -------------------------------------------------
              BBB                                         10.4%
              -------------------------------------------------
              BB                                           0.2%
              -------------------------------------------------
              Not Rated                                    3.3%
              -------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                              6.6
              -------------------------------------------------
              Average Life                            16.3 yrs.
              -------------------------------------------------
              Average Maturity***                     16.8 yrs.
              -------------------------------------------------
              Average Credit Quality****                     AA
              -------------------------------------------------
              Average Short-Term Credit Quality             A-1
              -------------------------------------------------

              MFS ARKANSAS MUNICIPAL BOND FUND

              PORTFOLIO STRUCTURE

              Bonds                                      98.3%
              Cash & Other Net Assets                     1.7%

              TOP FIVE BOND INDUSTRIES*

              Universities/Colleges                       16.6%
              -------------------------------------------------
              Water/Sewer                                 11.2%
              -------------------------------------------------
              Single Family Housing/State                 10.7%
              -------------------------------------------------
              General Obligations/GP                      10.0%
              -------------------------------------------------
              Health/Hospitals                             9.9%
              -------------------------------------------------

              CREDIT QUALITY**

              AAA                                         70.0%
              -------------------------------------------------
              AA                                           8.5%
              -------------------------------------------------
              A                                           12.4%
              -------------------------------------------------
              BBB                                          7.9%
              -------------------------------------------------
              BB                                           0.8%
              -------------------------------------------------
              Not Rated                                    0.4%
              -------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                              6.9
              -------------------------------------------------
              Average Life                            15.5 yrs.
              -------------------------------------------------
              Average Maturity***                     16.4 yrs.
              -------------------------------------------------
              Average Credit Quality****                     AA
              -------------------------------------------------
              Average Short-Term Credit Quality             A-1
              -------------------------------------------------

              MFS CALIFORNIA MUNICIPAL BOND FUND

              PORTFOLIO STRUCTURE

              Bonds                                      99.0%
              Cash & Other Net Assets                     1.0%

              TOP FIVE BOND INDUSTRIES*

              General Obligation/Schools                  15.6%
              -------------------------------------------------
              State and Local Approp.                     12.2%
              -------------------------------------------------
              Health/Hospitals                            11.2%
              -------------------------------------------------
              General Obligations/GP                       7.8%
              -------------------------------------------------
              Water/Sewer                                  7.7%
              -------------------------------------------------

              CREDIT QUALITY**

              AAA                                         51.5%
              -------------------------------------------------
              AA                                           5.3%
              -------------------------------------------------
              A                                           13.3%
              -------------------------------------------------
              BBB                                         21.0%
              -------------------------------------------------
              BB                                           0.6%
              -------------------------------------------------
              B                                            0.1%
              -------------------------------------------------
              CCC                                          0.5%
              -------------------------------------------------
              Not Rated                                    7.7%
              -------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                              7.6
              -------------------------------------------------
              Average Life                            15.8 yrs.
              -------------------------------------------------
              Average Maturity***                     16.5 yrs.
              -------------------------------------------------
              Average Credit Quality****                    AA-
              -------------------------------------------------
              Average Short-Term Credit Quality             A-1
              -------------------------------------------------

              MFS FLORIDA MUNICIPAL BOND FUND

              PORTFOLIO STRUCTURE

              Bonds                                      98.4%
              Cash & Other Net Assets                     1.6%

              TOP FIVE BOND INDUSTRIES*

              Health/Hospitals                            15.2%
              -------------------------------------------------
              Water/Sewer                                 15.1%
              -------------------------------------------------
              General Obligations/Schools                  9.4%
              -------------------------------------------------
              General Obligations/GP                       7.1%
              -------------------------------------------------
              State and Local Approp.                      6.0%
              -------------------------------------------------

              CREDIT QUALITY**

              AAA                                         62.0%
              -------------------------------------------------
              AA                                          14.7%
              -------------------------------------------------
              A                                            7.4%
              -------------------------------------------------
              BBB                                          8.7%
              -------------------------------------------------
              BB                                           0.6%
              -------------------------------------------------
              B                                            0.5%
              -------------------------------------------------
              Not Rated                                    6.1%
              -------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                              7.6
              -------------------------------------------------
              Average Life                            17.8 yrs.
              -------------------------------------------------
              Average Maturity***                     18.5 yrs.
              -------------------------------------------------
              Average Credit Quality****                     AA
              -------------------------------------------------
              Average Short-Term Credit Quality             A-1
              -------------------------------------------------

              MFS GEORGIA MUNICIPAL BOND FUND

              PORTFOLIO STRUCTURE

              Bonds                                      98.4%
              Cash & Other Net Assets                     1.6%

              TOP FIVE BOND INDUSTRIES*

              Water/Sewer                                 26.6%
              -------------------------------------------------
              Universities/Colleges                        8.9%
              -------------------------------------------------
              Health/Hospitals                             8.8%
              -------------------------------------------------
              General Obligations/Schools                  7.2%
              -------------------------------------------------
              Municipal-Owned Utilities                    6.3%
              -------------------------------------------------

              CREDIT QUALITY**

              AAA                                         43.9%
              -------------------------------------------------
              AA                                          30.4%
              -------------------------------------------------
              A                                            8.8%
              -------------------------------------------------
              BBB                                          9.8%
              -------------------------------------------------
              BB                                           0.8%
              -------------------------------------------------
              Not Rated                                    6.3%
              -------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                              7.1
              -------------------------------------------------
              Average Life                            16.5 yrs.
              -------------------------------------------------
              Average Maturity***                     17.2 yrs.
              -------------------------------------------------
              Average Credit Quality****                     AA
              -------------------------------------------------
              Average Short-Term Credit Quality             A-1
              -------------------------------------------------

              MFS MARYLAND MUNICIPAL BOND FUND

              PORTFOLIO STRUCTURE

              Bonds                                      98.6%
              Cash & Other Net Assets                     2.1%

              TOP FIVE BOND INDUSTRIES*

              Health/Hospitals                            20.5%
              -------------------------------------------------
              General Obligations/IMPT                    16.1%
              -------------------------------------------------
              Universities/Colleges                       10.6%
              -------------------------------------------------
              Water/Sewer                                  5.9%
              -------------------------------------------------
              State & Agency - Other                       5.5%
              -------------------------------------------------

              CREDIT QUALITY**

              AAA                                         51.5%
              -------------------------------------------------
              AA                                          18.8%
              -------------------------------------------------
              A                                           12.5%
              -------------------------------------------------
              BBB                                         10.4%
              -------------------------------------------------
              B                                            0.4%
              -------------------------------------------------
              Not Rated                                    6.4%
              -------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                              7.2
              -------------------------------------------------
              Average Life                            15.6 yrs.
              -------------------------------------------------
              Average Maturity***                     16.3 yrs.
              -------------------------------------------------
              Average Credit Quality****                     AA
              -------------------------------------------------
              Average Short-Term Credit Quality             A-1
              -------------------------------------------------

              MFS MASSACHUSETTS MUNICIPAL BOND FUND

              PORTFOLIO STRUCTURE

              Bonds                                      97.9%
              Cash & Other Net Assets                     2.1%

              TOP FIVE BOND INDUSTRIES*

              Universities/Colleges                       19.0%
              -------------------------------------------------
              General Obligations/GP                      14.2%
              -------------------------------------------------
              Health/Hospitals                            10.0%
              -------------------------------------------------
              Tax/Assessment                               7.8%
              -------------------------------------------------
              General Obligations/IMPT                     5.7%
              -------------------------------------------------

              CREDIT QUALITY**

              AAA                                         52.2%
              -------------------------------------------------
              AA                                          24.6%
              -------------------------------------------------
              A                                            6.4%
              -------------------------------------------------
              BBB                                         13.0%
              -------------------------------------------------
              BB                                           1.4%
              -------------------------------------------------
              Not Rated                                    2.4%
              -------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                              7.8
              -------------------------------------------------
              Average Life                            17.1 yrs.
              -------------------------------------------------
              Average Maturity***                     18.2 yrs.
              -------------------------------------------------
              Average Credit Quality****                     AA
              -------------------------------------------------
              Average Short-Term Credit Quality             A-1
              -------------------------------------------------

   * For purposes of these graphical presentations, the bond components include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

  ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered Not Rated. Percentages are based on the total market value of investments as of 3/31/05.

 *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

**** The Portfolio Average Credit Quality rating is based upon a market weighted average of portfolio holdings.

Percentages are based on net assets as of 3/31/05, unless otherwise noted.

The portfolios are actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of each fund is to provide current income exempt from federal income tax and personal income tax, if any, of the state to which its name refers. Each fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from federal income tax and personal income tax, if any, of the state to which its name refers. A fund may invest in municipal securities, which are bonds or other debt obligations of a U.S. state or political subdivision, such as a country, city, town, village, or authority.

MARKET ENVIRONMENT

The U.S. fixed-income market experienced a dramatic flattening of the yield curve during the 12-month period. (A yield curve for bonds shows the relationship between yield and time to maturity; in a majority of market environments, longer-maturity bonds offer higher yields.) On
June 30, 2004, the U.S. Federal Reserve Board (the Fed) raised its target federal funds rate for the first time in four years. For the remainder of the period, the Fed continued a steady drumbeat of quarter-point rate hikes. But while the Fed seemed committed to a course of gradually raising short-term rates, it appeared to us that several factors caused long-term rates to stagnate or retreat over the period.

Job growth, which had shot up in the spring of 2004, faltered; this helped, in our opinion, to push down yields on longer-dated bonds. Another factor that we believe held long-term rates down was overseas demand for U.S. Treasuries, especially from foreign central banks. However, we felt that moderate gross domestic product (GDP) growth and inflation concerns kept shorter-term interest rates moving up. For the period as a whole, the net effect was a substantial flattening of the yield curve as short-term rates rose significantly while long-term rates were generally flat to down.

FACTORS THAT AFFECTED PERFORMANCE

During the period our duration positioning in most of the funds was longer than that of our benchmark, the Lehman Brothers Municipal Bond Index (the Lehman Index). Duration is a measure of a fund's sensitivity to changes in interest rates. For all funds - except the Alabama Fund - this longer duration stance held back relative performance.

Yield curve positioning in all funds was a strong contributor to relative performance. Compared with our benchmark most of the funds were more heavily weighted in bonds on the long end of the yield curve - bonds with durations of 11 to 25+ years - and underweighted in bonds on the short end of the curve. This helped relative results during the period because long-term municipal rates were relatively unchanged and bonds on the short end of the curve suffered price declines as their yields increased.

The effect of credit quality on relative performance was positive for all funds with the exception of the Arkansas fund, in which credit quality had a neutral effect.

Sector allocation was neutral or positive for all funds - except the Arkansas Fund whose sector allocation effect was negative. Funds for which sector allocation was a positive factor were generally overweighted in one or more sectors that outperformed over the period. Our overweighted positions in the health care and utilities sectors aided relative results for most of the funds.

    Respectfully,

/s/ Michael L. Dawson                    /s/ Geoffrey L. Schechter

    Michael L. Dawson                        Geoffrey L. Schechter

    Portfolio Manager                        Portfolio Manager

The views expressed in this report are those of the portfolio managers only through the end of the period of the report, as stated on the cover, and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 3/31/05       MFS(R) ALABAMA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

The following information illustrates the historical performance of each fund's original share class in comparison to various market indicators. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Each fund's results have been compared to the average relevant state municipal debt fund tracked by Lipper Inc., an independent firm that reports mutual fund performance. For those states where Lipper does not track state-specific fund performance, we have provided the average "other state" municipal debt fund returns. Each fund's results have also been compared to the Lehman Brothers Municipal Bond Index, a market-value-weighted index representative of the tax-exempt bond market. However, while this index is considered the benchmark for the performance of municipal bond funds, it is comprised of municipal bonds issued nationwide, while each of the funds is limited to investing in the bonds of a particular state. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.) It is not possible to invest directly in an index.

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE
REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the 10-year period ended 3/31/05)

                             MFS Alabama           Lehman Brothers
                           Municipal Bond          Municipal Bond
                           Fund -- Class A             Index
            3/95             $ 9,525                  $10,000
            3/96              10,204                   10,838
            3/97              10,800                   11,429
            3/98              11,850                   12,653
            3/99              12,446                   13,438
            3/00              12,344                   13,427
            3/01              13,702                   14,893
            3/02              14,121                   15,461
            3/03              15,542                   16,990
            3/04              16,336                   17,986
            3/05              16,727                   18,465

TOTAL RETURNS

------------------------
Average annual
without sales charge
------------------------

   Share class      Inception date      1-yr       3-yr       5-yr     10-yr
------------------------------------------------------------------------------
        A               2/01/90           2.40%      5.81%     6.27%     5.79%
------------------------------------------------------------------------------
        B               9/07/93           1.63%      4.99%     5.47%     4.99%
------------------------------------------------------------------------------

------------------------
Average annual
------------------------

Comparative benchmarks

------------------------------------------------------------------------------
Average Alabama
municipal debt fund+                      1.73%      5.35%     5.88%     5.16%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                               2.67%      6.10%     6.58%     6.33%
------------------------------------------------------------------------------

------------------------
Average annual
with sales charge
------------------------

   Share class

------------------------------------------------------------------------------
        A                                -2.47%      4.11%     5.24%     5.28%
------------------------------------------------------------------------------
        B                                -2.27%      4.07%     5.15%     4.99%
------------------------------------------------------------------------------

------------------------
Cumulative without
sales charge
------------------------

------------------------------------------------------------------------------
        A
                                          2.40%     18.46%    35.51%    75.62%
------------------------------------------------------------------------------
        B
                                          1.63%     15.72%    30.52%    62.74%
------------------------------------------------------------------------------

+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 3/31/05       ARKANSAS MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the 10-year period ended 3/31/05)

                            MFS Arkansas           Lehman Brothers
                           Municipal Bond          Municipal Bond
                           Fund -- Class A             Index
            3/95             $ 9,525                  $10,000
            3/96              10,115                   10,838
            3/97              10,607                   11,429
            3/98              11,674                   12,653
            3/99              12,211                   13,438
            3/00              12,182                   13,427
            3/01              13,455                   14,893
            3/02              14,001                   15,461
            3/03              15,332                   16,990
            3/04              16,026                   17,986
            3/05              16,368                   18,465

Total Returns

------------------------
Average annual
without sales charge
------------------------

   Share class      Inception date      1-yr       3-yr       5-yr     10-yr
------------------------------------------------------------------------------
        A               2/03/92           2.14%      5.35%     6.09%     5.56%
------------------------------------------------------------------------------
        B               9/07/93           1.37%      4.51%     5.25%     4.75%
------------------------------------------------------------------------------

------------------------
Average annual
------------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average "other state"
municipal debt fund+                      1.82%      4.68%     5.31%     5.07%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                               2.67%      6.10%     6.58%     6.33%
------------------------------------------------------------------------------

------------------------
Average annual
with sales charge
------------------------

   Share class
------------------------------------------------------------------------------
        A                                -2.72%      3.65%     5.06%     5.05%
------------------------------------------------------------------------------
        B                                -2.54%      3.59%     4.92%     4.75%
------------------------------------------------------------------------------

------------------------
Cumulative without
sales charge
------------------------

------------------------------------------------------------------------------
        A                                 2.14%     16.91%    34.36%    71.85%
------------------------------------------------------------------------------
        B                                 1.37%     14.16%    29.17%    59.10%
------------------------------------------------------------------------------

+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 3/31/05       MFS(R) CALIFRONIA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the 10-year period ended 3/31/05)

                           MFS California          Lehman Brothers
                           Municipal Bond          Municipal Bond
                           Fund -- Class A             Index
            3/95             $ 9,525                  $10,000
            3/96              10,274                   10,838
            3/97              10,741                   11,429
            3/98              11,978                   12,653
            3/99              12,767                   13,438
            3/00              12,586                   13,427
            3/01              13,944                   14,893
            3/02              14,377                   15,461
            3/03              15,784                   16,990
            3/04              16,607                   17,986
            3/05              17,129                   18,465

Total Returns

------------------------
Average annual
without sales charge
------------------------

   Share class      Inception date      1-yr       3-yr       5-yr     10-yr
------------------------------------------------------------------------------
        A               6/18/85           3.14%      6.01%     6.36%     6.04%
------------------------------------------------------------------------------
        B               9/07/93           2.38%      5.19%     5.53%     5.19%
------------------------------------------------------------------------------
        C               1/03/94           2.22%      5.06%     5.43%     5.07%
------------------------------------------------------------------------------

------------------------
Average annual
------------------------

Comparative benchmarks

------------------------------------------------------------------------------
Average California municipal
debt fund+                                2.86%      5.46%     5.82%     5.62%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                               2.67%      6.10%     6.58%     6.33%
------------------------------------------------------------------------------

------------------------
Average annual
with sales charge
------------------------

   Share class
------------------------------------------------------------------------------
        A                                -1.76%      4.31%     5.33%     5.53%
------------------------------------------------------------------------------
        B                                -1.56%      4.28%     5.21%     5.19%
------------------------------------------------------------------------------
        C                                 1.24%      5.06%     5.43%     5.07%
------------------------------------------------------------------------------

------------------------
Cumulative without
sales charge
------------------------

------------------------------------------------------------------------------
        A                                 3.14%     19.15%    36.09%    79.83%
------------------------------------------------------------------------------
        B                                 2.38%     16.40%    30.90%    65.93%
------------------------------------------------------------------------------
        C                                 2.22%     15.95%    30.28%    63.91%
------------------------------------------------------------------------------

+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 3/31/05       MFS(R) FLORIDA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the 10-year period ended 3/31/05)

                             MFS Florida           Lehman Brothers
                           Municipal Bond          Municipal Bond
                           Fund -- Class A             Index
            3/95             $ 9,525                  $10,000
            3/96              10,269                   10,838
            3/97              10,621                   11,429
            3/98              11,700                   12,653
            3/99              12,315                   13,438
            3/00              12,145                   13,427
            3/01              13,447                   14,893
            3/02              13,920                   15,461
            3/03              15,229                   16,990
            3/04              16,021                   17,986
            3/05              16,541                   18,465

Total Returns

------------------------
Average annual
without sales charge
------------------------

   Share class      Inception date      1-yr       3-yr       5-yr     10-yr
------------------------------------------------------------------------------
        A               2/03/92           3.25%      5.92%     6.37%     5.67%
------------------------------------------------------------------------------
        B               9/07/93           2.45%      5.12%     5.53%     4.82%
------------------------------------------------------------------------------

------------------------
Average annual
------------------------

Comparative benchmarks

Average Florida municipal
debt fund+                                2.17%      4.97%     5.54%     5.38%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                               2.67%      6.10%     6.58%     6.33%
------------------------------------------------------------------------------

------------------------
Average annual
with sales charge
------------------------

   Share class
------------------------------------------------------------------------------
        A                                -1.66%      4.21%     5.34%     5.16%
------------------------------------------------------------------------------
        B                                -1.49%      4.21%     5.21%     4.82%
------------------------------------------------------------------------------

------------------------
Cumulative without
sales charge
------------------------

------------------------------------------------------------------------------
        A                                 3.25%     18.83%    36.19%    73.66%
------------------------------------------------------------------------------
        B                                 2.45%     16.16%    30.88%    60.16%
------------------------------------------------------------------------------

+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 3/31/05       MFS(R) GEORGIA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the 10-year period ended 3/31/05)

                             MFS Georgia           Lehman Brothers
                           Municipal Bond          Municipal Bond
                           Fund -- Class A             Index
            3/95             $ 9,525                  $10,000
            3/96              10,142                   10,838
            3/97              10,596                   11,429
            3/98              11,763                   12,653
            3/99              12,340                   13,438
            3/00              12,177                   13,427
            3/01              13,492                   14,893
            3/02              13,901                   15,461
            3/03              15,288                   16,990
            3/04              16,042                   17,986
            3/05              16,405                   18,465

Total Returns

------------------------
Average annual
without sales charge
------------------------

   Share class      Inception date      1-yr       3-yr       5-yr     10-yr
------------------------------------------------------------------------------
        A               6/06/88           2.27%      5.68%     6.14%     5.59%
------------------------------------------------------------------------------
        B               9/07/93           1.51%      4.89%     5.35%     4.79%
------------------------------------------------------------------------------

------------------------
Average annual
------------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average Georgia municipal
debt fund+                                1.54%      4.96%     5.64%     5.46%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                               2.67%      6.10%     6.58%     6.33%
------------------------------------------------------------------------------

------------------------
Average annual
with sales charge
------------------------

   Share class
------------------------------------------------------------------------------
        A                                -2.59%      3.98%     5.11%     5.07%
------------------------------------------------------------------------------
        B                                -2.41%      3.97%     5.02%     4.79%
------------------------------------------------------------------------------

------------------------
Cumulative without
sales charge
------------------------

------------------------------------------------------------------------------
        A                                 2.27%     18.01%    34.73%    72.23%
------------------------------------------------------------------------------
        B                                 1.51%     15.39%    29.75%    59.60%
------------------------------------------------------------------------------

+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 3/31/05       MFS(R) MARYLAND MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the 10-year period ended 3/31/05)

                            MFS Maryland           Lehman Brothers
                           Municipal Bond          Municipal Bond
                           Fund -- Class A             Index
            3/95             $ 9,525                  $10,000
            3/96              10,113                   10,838
            3/97              10,492                   11,429
            3/98              11,601                   12,653
            3/99              12,174                   13,438
            3/00              12,019                   13,427
            3/01              13,252                   14,893
            3/02              13,728                   15,461
            3/03              14,993                   16,990
            3/04              15,737                   17,986
            3/05              16,107                   18,465

Total Returns

------------------------
Average annual
without sales charge
------------------------

   Share class      Inception date      1-yr       3-yr       5-yr     10-yr
------------------------------------------------------------------------------
        A              10/31/84           2.36%      5.47%     6.03%     5.39%
------------------------------------------------------------------------------
        B               9/07/93           1.69%      4.82%     5.35%     4.71%
------------------------------------------------------------------------------

------------------------
Average annual
------------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average Maryland municipal
debt fund+                                1.76%      4.95%     5.41%     5.20%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                               2.67%      6.10%     6.58%     6.33%
------------------------------------------------------------------------------

------------------------
Average annual
with sales charge
------------------------

   Share class
------------------------------------------------------------------------------
        A                                -2.51%      3.78%     5.00%     4.88%
------------------------------------------------------------------------------
        B                                -2.22%      3.91%     5.02%     4.71%
------------------------------------------------------------------------------

------------------------
Cumulative without
sales charge
------------------------

------------------------------------------------------------------------------
        A                                 2.36%     17.33%    34.02%    69.11%
------------------------------------------------------------------------------
        B                                 1.69%     15.18%    29.75%    58.47%
------------------------------------------------------------------------------

+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 3/31/05     MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the 10-year period ended 3/31/05)

                          MFS Massachusetts        Lehman Brothers
                           Municipal Bond          Municipal Bond
                           Fund -- Class A             Index
            3/95             $ 9,525                  $10,000
            3/96              10,187                   10,838
            3/97              10,635                   11,429
            3/98              11,694                   12,653
            3/99              12,292                   13,438
            3/00              12,099                   13,427
            3/01              13,362                   14,893
            3/02              13,754                   15,461
            3/03              15,187                   16,990
            3/04              15,920                   17,986
            3/05              16,339                   18,465

Total Returns

------------------------
Average annual
without sales charge
------------------------

   Share class      Inception date      1-yr       3-yr       5-yr     10-yr
------------------------------------------------------------------------------
        A               4/09/85           2.63%      5.91%     6.19%     5.54%
------------------------------------------------------------------------------
        B               9/07/93           1.97%      5.22%     5.54%     4.86%
------------------------------------------------------------------------------

------------------------
Average annual
------------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average Massachusetts municipal
debt fund+                                1.94%      5.34%     5.81%     5.38%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                               2.67%      6.10%     6.58%     6.33%
------------------------------------------------------------------------------

------------------------
Average annual
with sales charge
------------------------

   Share class
------------------------------------------------------------------------------
        A                                -2.24%      4.21%     5.16%     5.03%
------------------------------------------------------------------------------
        B                                -1.95%      4.31%     5.22%     4.86%
------------------------------------------------------------------------------

------------------------
Cumulative without
sales charge
------------------------

------------------------------------------------------------------------------
        A                                 2.63%     18.80%    35.05%    71.54%
------------------------------------------------------------------------------
        B                                 1.97%     16.49%    30.94%    60.80%
------------------------------------------------------------------------------

+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
NOTES TO PERFORMANCE SUMMARY AND KEY RISK CONSIDERATIONS
-------------------------------------------------------------------------------

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 4.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. For the fund that offers Class C shares, Class C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

As with any fixed income security, the prices of municipal securities in each fund's portfolio will generally fall when interest rates rise. Conversely, when interest rates fall, the prices of municipal securities in a fund's portfolio will generally rise.

Interest rate risk will generally affect the price of a municipal security more if the security has a longer maturity. Municipal securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, municipal securities with shorter maturities will be less volatile but generally provide lower returns than municipal securities with longer maturities. The average maturity of each fund's municipal security investments will affect the volatility of the fund's share price.

Credit risk is the risk that the issuer of a municipal security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain municipal securities to indicate their credit risk. The price of a municipal security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk. A participation interest is also subject to the risk of default by the issuing bank.

Each fund may invest in municipal bonds that are general obligations backed by the full faith and credit of the municipal issuer. Each fund may also invest in municipal bonds called revenue obligations which are subject to a higher degree of credit risk than general obligations. Revenue obligations finance specific projects (such as building a hospital or toll roads, water and sewer projects, etc.), and are not backed by the full faith and credit of the municipal issuer. Each fund may invest in excess of 25% of its assets in revenue bonds relating to any one specific industry (e.g., housing, healthcare, water and sewer, etc.). Because revenue obligations are repaid from the revenues from a facility, they are subject to a risk of default in payments of principal and interest if the facility does not generate enough income. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues from the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Because the portfolio invests at least 80% of its assets in securities of the named state, it is more susceptible to adverse economic, political or regulatory developments affecting that state than is a portfolio that invests more broadly.

Because a fund may invest its assets in a small number of issuers, the fund is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified fund.

Speculative bonds are subject to a higher risk that the issuer will default on payments of principal and interest than higher rated investment grade bonds. Although the issuer's ability to make interest and principal payments appears adequate, an adverse change in economic conditions or other circumstances is more likely to cause a default by the issuer of a speculative bond than the issuer of a higher rated investment grade bond.

The fixed income securities purchased by each fund may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on a fund's performance.

The portfolio may invest in high yield or lower-rated securities (non-rated, below "BBB"), which may provide greater returns but are subject to greater-than-average risk.

A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

If you are not a resident of the state to which the portfolio is targeted, the state tax exemption will not apply.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
FUND EXPENSE TABLES
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
OCTOBER 1, 2004 THROUGH MARCH 31, 2005

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 through March 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the tables below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS(R) ALABAMA MUNICIPAL BOND FUND

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    10/01/04-
                            Ratio      10/01/04         3/31/05        3/31/05
--------------------------------------------------------------------------------
        Actual              0.87%      $1,000          $1,012            $4.36
  A     ------------------------------------------------------------------------
        Hypothetical*       0.87%      $1,000          $1,021            $4.38
--------------------------------------------------------------------------------
        Actual              1.62%      $1,000          $1,008            $8.11
  B    -------------------------------------------------------------------------
        Hypothetical*       1.62%      $1,000          $1,017            $8.15
--------------------------------------------------------------------------------

MFS(R) ARKANSAS MUNICIPAL BOND FUND

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    10/01/04-
                            Ratio      10/01/04         3/31/05        3/31/05
--------------------------------------------------------------------------------
        Actual              0.69%      $1,000          $1,011           $3.46
  A     ------------------------------------------------------------------------
        Hypothetical*       0.69%      $1,000          $1,021           $3.48
--------------------------------------------------------------------------------
        Actual              1.44%      $1,000          $1,007           $7.21
  B    -------------------------------------------------------------------------
        Hypothetical*       1.44%      $1,000          $1,018           $7.24
--------------------------------------------------------------------------------

MFS(R) CALIFORNIA MUNICIPAL BOND FUND

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    10/01/04-
                            Ratio      10/01/04         3/31/05        3/31/05
--------------------------------------------------------------------------------
        Actual              0.64%      $1,000          $1,014           $3.21
  A     ------------------------------------------------------------------------
        Hypothetical*       0.64%      $1,000          $1,022           $3.23
--------------------------------------------------------------------------------
        Actual              1.36%      $1,000          $1,010           $6.82
  B    -------------------------------------------------------------------------
        Hypothetical*       1.36%      $1,000          $1,018           $6.84
--------------------------------------------------------------------------------
        Actual              1.54%      $1,000          $1,009           $7.71
  C    -------------------------------------------------------------------------
        Hypothetical*       1.54%      $1,000          $1,017           $7.74
--------------------------------------------------------------------------------

MFS(R) FLORIDA MUNICIPAL BOND FUND

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    10/01/04-
                            Ratio      10/01/04         3/31/05        3/31/05
--------------------------------------------------------------------------------
        Actual              0.61%      $1,000          $1,018           $3.07
  A     ------------------------------------------------------------------------
        Hypothetical*       0.61%      $1,000          $1,022           $3.08
--------------------------------------------------------------------------------
        Actual              1.38%      $1,000          $1,015           $6.93
  B    -------------------------------------------------------------------------
        Hypothetical*       1.38%      $1,000          $1,018           $6.94
--------------------------------------------------------------------------------


MFS(R) GEORGIA MUNICIPAL BOND FUND

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    10/01/04-
                            Ratio      10/01/04         3/31/05        3/31/05
--------------------------------------------------------------------------------
        Actual              0.89%      $1,000           $1,011          $4.46
  A     ------------------------------------------------------------------------
        Hypothetical*       0.89%      $1,000           $1,020          $4.48
--------------------------------------------------------------------------------
        Actual              1.64%      $1,000           $1,007          $8.21
  B    -------------------------------------------------------------------------
        Hypothetical*       1.64%      $1,000           $1,017          $8.25
--------------------------------------------------------------------------------

MFS(R) MARYLAND MUNICIPAL BOND FUND

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    10/01/04-
                            Ratio      10/01/04         3/31/05        3/31/05
--------------------------------------------------------------------------------
        Actual              0.93%       $1,000          $1,012           $4.67
  A     ------------------------------------------------------------------------
        Hypothetical*       0.93%       $1,000          $1,020           $4.68
--------------------------------------------------------------------------------
        Actual              1.57%       $1,000          $1,010           $7.87
  B    -------------------------------------------------------------------------
        Hypothetical*       1.57%       $1,000          $1,017           $7.90
--------------------------------------------------------------------------------

MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    10/01/04-
                            Ratio      10/01/04         3/31/05        3/31/05
--------------------------------------------------------------------------------
        Actual              0.88%      $1,000          $1,012           $4.41
  A     ------------------------------------------------------------------------
        Hypothetical*       0.88%      $1,000          $1,021           $4.43
--------------------------------------------------------------------------------
        Actual              1.53%      $1,000          $1,008           $7.66
  B    -------------------------------------------------------------------------
        Hypothetical*       1.53%      $1,000          $1,017           $7.69
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class" annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

---------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS 3/31/05           MFS(R) ALABAMA MUNICIPAL BOND FUND
---------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.4%
---------------------------------------------------------------------------------------------------------------------
                                   ISSUER                                                 PAR AMOUNT          $ VALUE
---------------------------------------------------------------------------------------------------------------------
Airport & Port                     Alabama Docks Department Facilities Rev., MBIA,
Revenue - 2.3%                     5.5%, 2022                                             $1,000,000       $1,085,280
---------------------------------------------------------------------------------------------------------------------
                                   Alabama Port Authority Docks Facility MBIA,
                                   5.25%, 2026                                             1,000,000        1,041,220
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $2,126,500
---------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 11.0%            Boaz, AL, School Warrants, "A", XLCA, 5%, 2025         $1,000,000       $1,035,860
---------------------------------------------------------------------------------------------------------------------
                                   Boaz, AL, School Warrants, "A", XLCA, 5%, 2029            650,000          668,850
---------------------------------------------------------------------------------------------------------------------
                                   Fairfield, AL, Refunding Warrants, AMBAC, 5.25%,
                                   2025                                                    1,030,000        1,095,703
---------------------------------------------------------------------------------------------------------------------
                                   Gadsden, AL, Warrants, "B", AMBAC, 5.125%, 2028         1,500,000        1,577,640
---------------------------------------------------------------------------------------------------------------------
                                   Hoover, AL, "B", 6%, 2010(++)                             500,000          563,495
---------------------------------------------------------------------------------------------------------------------
                                   Houston County, AL, AMBAC, 6.25%, 2009(++)                750,000          856,980
---------------------------------------------------------------------------------------------------------------------
                                   Jefferson County, AL, School Warrants, FSA,
                                   5.5%, 2020                                              1,750,000        1,880,025
---------------------------------------------------------------------------------------------------------------------
                                   Mobile County, AL, 6%, 2009(++)                         1,345,000        1,493,528
---------------------------------------------------------------------------------------------------------------------
                                   Russell County, AL, Warrants, "A", AMBAC, 5%,
                                   2017                                                    1,000,000        1,046,530
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $10,218,611
---------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 5.3%                 Birmingham, AL, 5.75%, 2019                            $2,000,000       $2,199,640
---------------------------------------------------------------------------------------------------------------------
                                   Birmingham, AL, "A", 5.75%, 2017                        1,000,000        1,105,870
---------------------------------------------------------------------------------------------------------------------
                                   Montgomery, AL, Warrants, MBIA, 5.1%, 2021              1,005,000        1,049,622
---------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Municipal Finance Agency, RITES,
                                   FSA, 8.129%, 2017+(+)                                     500,000          588,970
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $4,944,102
---------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 5.3%                     Bessemer, AL, School Warrants, AMBAC, 5.5%, 2020       $2,015,000       $2,179,544
---------------------------------------------------------------------------------------------------------------------
                                   Phenix City, AL, AMBAC, 5.65%, 2021                     1,500,000        1,663,620
---------------------------------------------------------------------------------------------------------------------
                                   Tuscaloosa, AL, Warrants, 5.7%, 2018                    1,000,000        1,094,090
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $4,937,254
---------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -               Alabama Special Care Facilities Financing
Hospitals - 17.0%                  Authority (Daughters of Charity), AMBAC, ETM,
                                   5%, 2025(++)                                           $1,500,000       $1,521,825
---------------------------------------------------------------------------------------------------------------------
                                   Baldwin County, AL, Eastern Shore Health Care
                                   Authority Rev. (Thomas Hospital), 6.75%, 2015             500,000          512,995
---------------------------------------------------------------------------------------------------------------------
                                   Birmingham Medical Center, East Alabama, Special
                                   Health Care Facilities, Eastern Health Systems,
                                   "B", 5%, 2018                                             500,000          493,770
---------------------------------------------------------------------------------------------------------------------
                                   Birmingham, AL, Baptist Health Systems, "A",
                                   (Baptist Medical Center), 5.625%, 2015                    300,000          319,344
---------------------------------------------------------------------------------------------------------------------
                                   Cullman, AL, Medical Park, South Clinic, "A",
                                   6.5%, 2023                                              1,000,000        1,003,360
---------------------------------------------------------------------------------------------------------------------
                                   DCH Health Care Authority, Alabama Facilities
                                   Rev., 5.25%, 2016                                       1,000,000        1,064,000
---------------------------------------------------------------------------------------------------------------------
                                   Houston County, AL, Health Care Authority,
                                   AMBAC, 6.125%, 2022                                     1,000,000        1,113,200
---------------------------------------------------------------------------------------------------------------------
                                   Huntsville, AL, Health Care Authority Rev.,
                                   5.625%, 2026                                              950,000          985,863
---------------------------------------------------------------------------------------------------------------------
                                   Huntsville, AL, Health Care Authority Rev., "A",
                                   MBIA, 5%, 2023                                          1,000,000        1,026,440
---------------------------------------------------------------------------------------------------------------------
                                   Lauderdale County & Florence, AL, Health Care
                                   Authority Rev. (Eliza Coffee Memorial Hospital),
                                   MBIA, 5.75%, 2008(++)                                   1,000,000        1,084,230
---------------------------------------------------------------------------------------------------------------------
                                   Lauderdale County & Florence, AL, Health Care
                                   Authority Rev., "A", (Coffee Health Group),
                                   MBIA, 5.75%, 2014                                       1,000,000        1,098,570
---------------------------------------------------------------------------------------------------------------------
                                   Marshall County, AL, Health Care Authority Rev.,
                                   "A", 5.75%, 2032                                        1,000,000        1,033,940
---------------------------------------------------------------------------------------------------------------------
                                   Montgomery, AL, Medical Clinic Board Rev.
                                   (Jackson Hospital & Clinic), AMBAC, 5.875%, 2016        1,000,000        1,045,670
---------------------------------------------------------------------------------------------------------------------
                                   Montgomery, AL, Special Care Facilities
                                   Financing Authority Rev., "C" (Baptist Medical
                                   Center), FSA, ETM, 5.375%, 2019(++)                     1,150,000        1,220,725
---------------------------------------------------------------------------------------------------------------------
                                   Montgomery, AL, Special Care Facilities,
                                   Financing Authority Rev. (Baptist Health),
                                   "A-2", MBIA, 0% to 2007, 5% to 2025                     1,135,000        1,003,567
---------------------------------------------------------------------------------------------------------------------
                                   Montgomery, AL, Special Care Facilities,
                                   Financing Authority Rev. (Baptist Health), "C",
                                   5.25%, 2029                                             1,000,000          998,570
---------------------------------------------------------------------------------------------------------------------
                                   Valley, AL, Special Care Facilities Financing
                                   Authority, "A" (Lanier Memorial Hospital),
                                   5.65%, 2022                                               225,000          219,285
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $15,745,354
---------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               Mobile County, AL, Industrial Development
Metals - 0.6%                      Authority Rev. (Ipsco, Inc.), 6.875%, 2030               $500,000         $542,135
---------------------------------------------------------------------------------------------------------------------

Industrial Revenue -               Fairfield, AL, Environment Improvement Rev. (USX
Other - 0.5%                       Corp.), 5.4%, 2016                                       $400,000         $436,212
---------------------------------------------------------------------------------------------------------------------

Industrial Revenue -               Butler, AL, Industrial Development Board, Solid
Paper - 3.5%                       Waste Disposal Rev. (Pacific Corp.), 5.75%, 2028         $200,000         $199,804
---------------------------------------------------------------------------------------------------------------------
                                   Camden, AL, Industrial Development Board Exempt
                                   Rev., "B" (Weyerhaeuser), 6.375%, 2024                    500,000          543,030
---------------------------------------------------------------------------------------------------------------------
                                   Mobile, AL, Industrial Development Board
                                   Improvement Rev., "A" (International Paper Co.),
                                   6.35%, 2016                                               650,000          700,330
---------------------------------------------------------------------------------------------------------------------
                                   Mobile, AL, Industrial Development Board
                                   Improvement Rev., "B" (International Paper Co.),
                                   6.45%, 2019                                               350,000          377,178
---------------------------------------------------------------------------------------------------------------------
                                   Phenix City, AL, Environmental Improvement Rev.,
                                   6.35%, 2035                                               750,000          820,710
---------------------------------------------------------------------------------------------------------------------
                                   Selma, AL, Industrial Development Board, "A"
                                   (International Paper Co.),
                                   6.7%, 2018                                                500,000          548,470
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $3,189,522
---------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -            Birmingham, AL, Downtown Redevelopment Authority
Other - 3.1%                       Rev. (Social Security Administrative Building),
                                   ETM, 12.5%, 2010(++)                                   $1,635,000       $2,059,429
---------------------------------------------------------------------------------------------------------------------
                                   East Central Alabama Industrial Development
                                   Authority Rev., Unrefunded Balance, AMBAC, 5.4%,
                                   2015                                                      790,000          841,429
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $2,900,858
---------------------------------------------------------------------------------------------------------------------
Multi-Family Housing               Alabama Housing Finance Authority, Multi-Family
Revenue - 2.5%                     Residential Development Rev., "K", (South Bay
                                   Apartments), FNMA, 5.875%, 2021                          $960,000       $1,006,157
---------------------------------------------------------------------------------------------------------------------
                                   Alabama Housing Finance Authority, Multi-Family
                                   Residential Development Rev., FHA, 7.25%, 2023          1,145,000        1,146,100
---------------------------------------------------------------------------------------------------------------------
                                   Birmingham, AL, Multi-Family Housing Rev., "C"
                                   (Beaconview Apartments), 8%, 2030+*                       395,000           39,500
---------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Housing Finance Corp., Multi-Family
                                   Mortgage Rev., LOC, 7.5%, 2015                            155,000          155,618
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $2,347,375
---------------------------------------------------------------------------------------------------------------------
Single Family Housing -            Alabama Housing Finance Authority, Collateral
State - 1.6%                       Home Mortgage Bond Program II, "B", 5.15%, 2019           $80,000          $80,841
---------------------------------------------------------------------------------------------------------------------
                                   Alabama Housing Finance Authority, Single Family
                                   Mortgage Rev., Collateral Home Mortgage Bond
                                   Program I, "B", 5.7%, 2015                                500,000          513,055
---------------------------------------------------------------------------------------------------------------------
                                   Alabama Housing Finance Authority, Single Family
                                   Mortgage Rev., Collateral Home Mortgage Bond
                                   Program II, "A", GNMA, 5.4%, 2022                         785,000          792,983
---------------------------------------------------------------------------------------------------------------------
                                   Alabama Housing Finance Authority, Single Family
                                   Mortgage Rev., Collateral Home Mortgage Bond
                                   Program II, "B", 5.15%, 2019                               85,000           85,893
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $1,472,772
---------------------------------------------------------------------------------------------------------------------
State & Local Agencies - 7.2%      Alabama Building Renovation Authority, AMBAC,
                                   6%, 2014                                               $1,515,000       $1,707,618
---------------------------------------------------------------------------------------------------------------------
                                   Alabama Public School & College, Capital
                                   Improvement, "A", 5%, 2019                                500,000          522,545
---------------------------------------------------------------------------------------------------------------------
                                   Alabama Public School & College, Capital
                                   Improvement, "C", 5.75%, 2017                           1,000,000        1,103,310
---------------------------------------------------------------------------------------------------------------------
                                   Alabama Public School & College, Capital
                                   Improvement, "C", 5.75%, 2018                           1,035,000        1,141,066
---------------------------------------------------------------------------------------------------------------------
                                   Jefferson County, AL, Board of Education, "A",
                                   FSA, 5.8%, 2020                                           865,000          924,201
---------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Public Finance Corp., RITES, AMBAC,
                                   7.839%, 2013+(+)                                          500,000          620,180
---------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Public Finance Corp., RITES, AMBAC,
                                   7.839%, 2016+(+)                                          500,000          634,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $6,652,920
---------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.2%                 Virgin Islands Public Finance Authority, "A",
                                   ASST GTY, 5.5%, 2018                                   $1,000,000       $1,056,100
---------------------------------------------------------------------------------------------------------------------

Tobacco - 0.5%                     Childrens Trust Fund, Settlement Rev., PR,
                                   5.375%, 2033                                             $470,000         $471,725
---------------------------------------------------------------------------------------------------------------------

Universities - Colleges - 6.6%     Alabama Board of Education Rev., Refunding &
                                   Improvement (Southern Union State Community
                                   College), MBIA, 5%, 2022                               $1,000,000       $1,040,920
---------------------------------------------------------------------------------------------------------------------
                                   Auburn University, AL, General Fee Rev., AMBAC,
                                   5%, 2034                                                1,000,000        1,029,550
---------------------------------------------------------------------------------------------------------------------
                                   Auburn University, AL, General Fee Rev., AMBAC,
                                   5%, 2029                                                1,000,000        1,032,570
---------------------------------------------------------------------------------------------------------------------
                                   Mobile, AL, Spring Hill College, Educational
                                   Building Authority Rev., "A",
                                   5.25%, 2034                                             1,360,000        1,429,999
---------------------------------------------------------------------------------------------------------------------
                                   University of Alabama, General Rev., "A", MBIA,
                                   5%, 2029                                                1,000,000        1,033,570
---------------------------------------------------------------------------------------------------------------------
                                   University of Alabama, University Rev., General
                                   Fee, FGIC, 5%, 2021                                       525,000          548,982
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $6,115,591
---------------------------------------------------------------------------------------------------------------------
Utilities - Municipal              Alabama Municipal Electric Power Authority, "A",
Owned - 12.5%                      MBIA, 5%, 2023                                         $1,000,000       $1,044,980
---------------------------------------------------------------------------------------------------------------------
                                   DeKalb & Cherokee County, AL, Gas Rev., AMBAC,
                                   5.4%, 2016                                              2,000,000        2,085,500
---------------------------------------------------------------------------------------------------------------------
                                   Guam Power Authority Rev., RITES, AMBAC, 7.577%,
                                   2013+(+)                                                  500,000          585,500
---------------------------------------------------------------------------------------------------------------------
                                   Guam Power Authority Rev., RITES, AMBAC, 7.077%,
                                   2018+(+)                                                4,500,000        4,892,220
---------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Electric Power Authority Rev., "II",
                                   5.25%, 2031                                               875,000          917,245
---------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Electric Power Authority Rev., "RR",
                                   XLCA, 5%, 2030                                            500,000          519,465
---------------------------------------------------------------------------------------------------------------------
                                   Southeastern Alabama Gas District Systems Rev.,
                                   "A", AMBAC, 5.5%, 2020                                  1,000,000        1,082,580
---------------------------------------------------------------------------------------------------------------------
                                   Tuskegee, AL, Utilities Board, AMBAC, 5.5%, 2022          400,000          419,888
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $11,547,378
---------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility              Alabama Drinking Water Finance Authority,
Revenue - 15.7%                    Revolving Fund Loan, "A", AMBAC, 6%, 2021                $725,000         $813,240
---------------------------------------------------------------------------------------------------------------------
                                   Alabama Drinking Water Finance Authority,
                                   Revolving Fund Loan, "C", AMBAC, 5.75%, 2018            1,000,000        1,103,760
---------------------------------------------------------------------------------------------------------------------
                                   Alabama Water Pollution Control Authority,
                                   Revolving Fund Loan, "B", AMBAC, 5.5%, 2016             1,000,000        1,035,230
---------------------------------------------------------------------------------------------------------------------
                                   Alabama Water Pollution Control Authority,
                                   Revolving Fund Loan, "B", AMBAC, 5.5%, 2020             1,380,000        1,428,617
---------------------------------------------------------------------------------------------------------------------
                                   Alabama Water Pollution Control Authority,
                                   Revolving Fund Loan, AMBAC, 5.75%, 2019                 1,000,000        1,095,730
---------------------------------------------------------------------------------------------------------------------
                                   Alabaster, AL, Sewer Rev., AMBAC, 5%, 2029                750,000          774,113
---------------------------------------------------------------------------------------------------------------------
                                   Bessemer, AL, Water Rev., Warrants, "A", AMBAC,
                                   5.75%, 2026                                             1,000,000        1,054,570
---------------------------------------------------------------------------------------------------------------------
                                   Birmingham, AL, Waterworks & Sewer Board Rev.,
                                   "A", FGIC, 5%, 2034                                     1,365,000        1,411,014
---------------------------------------------------------------------------------------------------------------------
                                   Jasper, AL, Waterworks & Sewer Board, "A",
                                   AMBAC, 5.2%, 2020                                         750,000          794,468
---------------------------------------------------------------------------------------------------------------------
                                   Jefferson County, AL, Sewer Rev., Warrants, "D",
                                   FGIC, 5.7%, 2007(++)                                    1,000,000        1,058,790
---------------------------------------------------------------------------------------------------------------------
                                   Limestone County, AL, Water Authority, FGIC,
                                   5.5%, 2026                                              2,650,000        2,828,875
---------------------------------------------------------------------------------------------------------------------
                                   Madison, AL, Water & Wastewater Board, MBIA,
                                   5.5%, 2019                                              1,000,000        1,061,430
---------------------------------------------------------------------------------------------------------------------
                                   Ozark, AL, Utilities Board Water & Sewer Rev.,
                                   AMBAC, 5%, 2031                                           100,000          102,482
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $14,562,319
---------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $83,478,388)                                                      $89,266,728
---------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 2.1%
---------------------------------------------------------------------------------------------------------------------
                                   Bay Area Toll Authority, California Toll Bridge
                                   Rev., "A", 2.22%, due 4/07/05                            $700,000         $700,000
---------------------------------------------------------------------------------------------------------------------
                                   Jefferson County, AL, Sewer Rev., Capital
                                   Improvement Warrants, "A", 2.3%, due 4/07/05            1,300,000        1,300,000
---------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes (Identified Cost, $2,000,000)                                             $2,000,000
---------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $85,478,388)                                                          $91,266,728
---------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.5%                                                                       1,350,816
---------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                       $92,617,544
---------------------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS 3/31/05              MFS(R) ARKANSAS MUNICIPAL BOND FUND
---------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.9%
---------------------------------------------------------------------------------------------------------------------
                                   ISSUER                                                PAR AMOUNT           $ VALUE
---------------------------------------------------------------------------------------------------------------------
Airport & Port                     Little Rock, AR, Airport Rev., "A", FSA,
Revenue - 1.4%                     5.25%, 2019                                             $800,000          $841,040
---------------------------------------------------------------------------------------------------------------------
                                   Virgin Island Authority Marine Rev., "A", FSA,
                                   5.25%, 2018                                            1,000,000         1,056,100
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $1,897,140
---------------------------------------------------------------------------------------------------------------------
General Obligations - General
Purpose - 9.9%                     Arkansas College Savings, "A", 0%, 2017               $1,840,000        $1,075,075
---------------------------------------------------------------------------------------------------------------------
                                   Arkansas Federal Highway, Grant Anticipation
                                   Tax Rev., 5%, 2014                                     1,500,000         1,607,100
---------------------------------------------------------------------------------------------------------------------
                                   Arkansas Federal Highway, Grant Anticipation
                                   Tax Rev., "A", 5.5%, 2011                                850,000           925,675
---------------------------------------------------------------------------------------------------------------------
                                   Commonwealth of Puerto Rico, Infrastructure,
                                   RITES, ETM, 8.112%, 2019+(+),(++)                      1,250,000         1,498,150
---------------------------------------------------------------------------------------------------------------------
                                   Commonwealth of Puerto Rico, Public Improvement
                                   Rev., "A", 5%, 2034                                    1,000,000         1,019,200
---------------------------------------------------------------------------------------------------------------------
                                   Commonwealth of Puerto Rico, RITES, MBIA,
                                   8.612%, 2020+(+)                                       3,000,000         3,651,420
---------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Public Buildings Authority Rev.
                                   (State Office Building), "F", XLCA, 5.25%, 2025        2,000,000         2,266,620
---------------------------------------------------------------------------------------------------------------------
                                   Sebastian County, AR, Community Refunding &
                                   Improvement, AMBAC, 5.6%, 2007(++)                     1,500,000         1,596,390
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $13,639,630
---------------------------------------------------------------------------------------------------------------------
General Obligations -              Puerto Rico Municipal Finance Agency, RITES,
Improvement - 3.4%                 FSA, 8.129%, 2017+(+)                                   $735,000          $865,815
---------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Municipal Finance Agency, RITES,
                                   FSA, 8.129%, 2018+(+)                                  3,250,000         3,820,180
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $4,685,995
---------------------------------------------------------------------------------------------------------------------
General Obligations -              Arkansas, Capital Appreciation, College
Schools - 4.5%                     Savings, "B", 0%, 2012                                $1,200,000          $893,148
---------------------------------------------------------------------------------------------------------------------
                                   Arkansas, Capital Appreciation, College
                                   Savings, "B", 0%, 2013                                 1,000,000           713,630
---------------------------------------------------------------------------------------------------------------------
                                   Arkansas, Capital Appreciation, College
                                   Savings, "B", 0%, 2014                                 1,150,000           780,390
---------------------------------------------------------------------------------------------------------------------
                                   Arkansas, Capital Appreciation, College
                                   Savings, "B", 0%, 2015                                 1,100,000           712,668
---------------------------------------------------------------------------------------------------------------------
                                   Little Rock, AR, School District Construction,
                                   "C", FSA, 5%, 2017                                     1,000,000         1,043,510
---------------------------------------------------------------------------------------------------------------------
                                   Little Rock, AR, School District, "A", FSA,
                                   5.4%, 2017                                             1,000,000         1,073,600
---------------------------------------------------------------------------------------------------------------------
                                   Rogers, AR, School District, Number 030,
                                   Refunding & Construction, "A", AMBAC, 5%, 2007
                                   (++)                                                   1,000,000         1,048,400
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $6,265,346
---------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -               Arkansas Development Finance Authority, Health
Hospitals - 9.7%                   Refunding (Sister of Mercy), "A", MBIA, 5%, 2013      $4,340,000        $4,657,992
---------------------------------------------------------------------------------------------------------------------
                                   Batesville, AR, Medical District Rev. (White
                                   River Medical Center), 5.5%, 2024                        750,000           769,673
---------------------------------------------------------------------------------------------------------------------
                                   Baxter County, AR, Hospital Rev., Refunding &
                                   Improvement, "B", 5.6%, 2021                           1,500,000         1,553,685
---------------------------------------------------------------------------------------------------------------------
                                   Crittenden County, AR, Hospital Rev., Refunding
                                   & Improvement, 7.15%, 2025                               750,000           749,498
---------------------------------------------------------------------------------------------------------------------
                                   Jefferson County, AR, Hospital Rev., Refunding
                                   & Improvement (Regional Medical Center), 5.8%,
                                   2021                                                   1,000,000         1,070,820
---------------------------------------------------------------------------------------------------------------------
                                   Little Rock, AR, Health Facilities Board
                                   (Baptist Health-Bri Project), 5%, 2014                   500,000           526,820
---------------------------------------------------------------------------------------------------------------------
                                   Little Rock, AR, Health Facilities Hospital
                                   Board Rev. (Baptist Medical Center),
                                   6.9%, 2009                                               400,000           450,688
---------------------------------------------------------------------------------------------------------------------
                                   North Little Rock, AR, Baptist Health
                                   Facilities, 5.7%, 2022                                   500,000           521,125
---------------------------------------------------------------------------------------------------------------------
                                   Pulaski County, AR, Hospital Rev. (Arkansas
                                   Childrens Hospital), "B", 5.25%, 2015                    500,000           521,910
---------------------------------------------------------------------------------------------------------------------
                                   Pulaski County, AR, Hospital Rev. (Arkansas
                                   Childrens Hospital), "B", 5.25%, 2016                  1,000,000         1,040,230
---------------------------------------------------------------------------------------------------------------------
                                   Sebastian County, AR, Health Facilities
                                   Improvement (Sparks Regional Medical Center),
                                   "A", 5.25%, 2021                                       1,000,000         1,031,450
---------------------------------------------------------------------------------------------------------------------
                                   State of Arkansas, Development Finance
                                   Authority Rev. (Washington Regional Medical
                                   Center), 7.25%, 2020                                     500,000           555,200
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $13,449,091
---------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term     Arkansas Development Finance Authority Rev.
Care - 1.0%                        (Evangelical Lutheran Project), "B", AMBAC,
                                   5.375%, 2019                                          $1,315,000        $1,409,128
---------------------------------------------------------------------------------------------------------------------

Industrial Revenue -               Virgin Islands Public Finance Authority,
Other - 0.3%                       Refinery Facilities Rev. (Hovensa Refinery),
                                   5.875%, 2022                                            $335,000          $355,100
---------------------------------------------------------------------------------------------------------------------

Industrial Revenue -               Arkansas State Development Finance Authority,
Paper - 1.2%                       Industrial Facilities Rev. (Potlatch Corp.),
                                   "A", 7.75%, 2025                                        $250,000          $283,870
---------------------------------------------------------------------------------------------------------------------
                                   Camden, AR, Enviornmental Improvement Rev.
                                   (International Paper Co.), "A",
                                   5%, 2018                                                 750,000           746,318
---------------------------------------------------------------------------------------------------------------------
                                   Pine Bluff, AR, Environmental Improvement
                                   (International Paper Co.), "A",
                                   5.55%, 2022                                              250,000           255,673
---------------------------------------------------------------------------------------------------------------------
                                   Pine Bluff, AR, Environmental Refunding
                                   (International Paper Co.), "A", 6.7%, 2020               300,000           328,944
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $1,614,805
---------------------------------------------------------------------------------------------------------------------
Multi-Family Housing               Fort Smith, AR, Residential Housing (Gorman
Revenue - 0.7%                     Towers), "A", GNMA, 5.45%, 2037                       $1,000,000        $1,021,410
---------------------------------------------------------------------------------------------------------------------

Single Family Housing -            Harrison, AR, Residential Housing Facilities
Local - 7.4%                       Board, Single Family Mortgage Rev., FGIC, ETM,
                                   7.4%, 2011(++)                                        $4,000,000        $4,837,000
---------------------------------------------------------------------------------------------------------------------
                                   Lonoke County, AR, Residential Housing
                                   Facilities, FNMA, 7.9%, 2011                             142,498           146,667
---------------------------------------------------------------------------------------------------------------------
                                   Pulaski County, AR, Public Facilities Board
                                   Rev., "C", FNMA, 0%, 2014                              2,750,000         1,770,862
---------------------------------------------------------------------------------------------------------------------
                                   Pulaski County, AR, Public Facilities Board,
                                   "A", GNMA, 5.75%, 2034                                 1,890,000         1,939,745
---------------------------------------------------------------------------------------------------------------------
                                   Sherwood, AR, Residential Housing Facilities
                                   Board, Single Family Rev., MBIA,
                                   7.5%, 2010(++)                                         1,250,000         1,502,387
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $10,196,661
---------------------------------------------------------------------------------------------------------------------
Single Family Housing -            Arkansas Development Finance Authority Rev.,
State - 10.5%                      "1", 0%, 2011                                           $570,000          $350,960
---------------------------------------------------------------------------------------------------------------------
                                   Arkansas Development Finance Authority,
                                   Mortgage Backed Securities Program, "B", 5%, 2029        285,000           284,193
---------------------------------------------------------------------------------------------------------------------
                                   Arkansas Development Finance Authority,
                                   Mortgage Backed Securities Program, "C", GNMA,
                                   5.35%, 2027                                            1,795,000         1,812,017
---------------------------------------------------------------------------------------------------------------------
                                   Arkansas Development Finance Authority,
                                   Mortgage Backed Securities Program, "E", GNMA,
                                   5.4%, 2034                                               880,000           886,204
---------------------------------------------------------------------------------------------------------------------
                                   Arkansas Development Finance Authority, Single
                                   Family Mortgage Rev., "B", GNMA, 5.125%, 2024            500,000           507,515
---------------------------------------------------------------------------------------------------------------------
                                   Arkansas Development Finance Authority, Single
                                   Family Mortgage Rev., "B", GNMA, 5.25%, 2035           3,495,000         3,555,498
---------------------------------------------------------------------------------------------------------------------
                                   Arkansas Finance Authority, Mortgage Backed
                                   Securities Program, "B", GNMA, 4.45%, 2034             1,610,000         1,621,077
---------------------------------------------------------------------------------------------------------------------
                                   Arkansas Finance Authority, Single Family, "F",
                                   GNMA, 7.45%, 2027                                        432,500           435,013
---------------------------------------------------------------------------------------------------------------------
                                   Arkansas Finance Authority, Single Family,
                                   Mortgage Backed Securities Program, 5.3%, 2023           690,000           694,892
---------------------------------------------------------------------------------------------------------------------
                                   Arkansas Finance Authority, Single Family,
                                   Mortgage Backed Securities Program, "B", GNMA,
                                   6.7%, 2027                                               995,000         1,017,577
---------------------------------------------------------------------------------------------------------------------
                                   Arkansas Finance Authority, Single Family,
                                   Mortgage Backed Securities Program, "D",
                                   5.85%, 2024                                            1,305,000         1,344,463
---------------------------------------------------------------------------------------------------------------------
                                   Arkansas Finance Authority, Single Family,
                                   Mortgage Backed Securities Program, "I", GNMA,
                                   5.3%, 2033                                               615,000           619,299
---------------------------------------------------------------------------------------------------------------------
                                   Arkansas Housing Development Agency, Single
                                   Family Mortgage Program, ETM, 8.375%, 2011(++)        $1,000,000        $1,267,810
---------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Housing Finance Authority, Mortgage
                                   Backed Securities, "A", 4.375%, 2017                     165,000           165,718
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $14,562,236
---------------------------------------------------------------------------------------------------------------------
State & Local Agencies - 0.5%      Arkansas Development Finance Authority,
                                   Economic Development Rev., "B",
                                   5%, 2018                                                $175,000          $180,532
---------------------------------------------------------------------------------------------------------------------
                                   Arkansas Development Finance Authority,
                                   Economic Development Rev., "B", AMBAC,
                                   5.8%, 2020                                               500,000           523,710
---------------------------------------------------------------------------------------------------------------------
                                                                                                             $704,242
---------------------------------------------------------------------------------------------------------------------
Student Loan Revenue - 1.5%        Arkansas Student Loan Authority, "B",
                                   6.25%, 2006(++)                                       $2,000,000        $2,077,820
---------------------------------------------------------------------------------------------------------------------

Tax - Other - 3.2%                 Little Rock, AR, Hotel & Restaurant Gross
                                   Receipts Tax, 7.375%, 2015                            $2,790,000        $3,390,687
---------------------------------------------------------------------------------------------------------------------
                                   Virgin Islands Public Finance Authority Rev.,
                                   "A", 5.5%, 2022                                        1,000,000         1,051,760
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $4,442,447
---------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                     Childrens Trust Fund, Settlement Rev., PR,
                                   5.375%, 2033                                            $240,000          $240,881
---------------------------------------------------------------------------------------------------------------------

Transportation - Special           Commonwealth of Puerto Rico Highway &
Tax - 2.6%                         Transportation Authority, "B", MBIA,
                                   5.875%, 2021                                          $2,000,000        $2,236,000
---------------------------------------------------------------------------------------------------------------------
                                   Commonwealth of Puerto Rico Highway &
                                   Transportation Authority, "G", 5%, 2023                  750,000           778,140
---------------------------------------------------------------------------------------------------------------------
                                   Commonwealth of Puerto Rico Highway &
                                   Transportation Authority, "G", FGIC,
                                   5%, 2022                                                 500,000           527,940
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $3,542,080
---------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 16.3%    Arkansas State University, Student Fee-ASU
                                   (Newport Campus), AMBAC, 5%, 2028                       $700,000          $712,502
---------------------------------------------------------------------------------------------------------------------
                                   Conway, AR, Public Facilities Board, Capital
                                   Improvement Rev. (Hendrix College), "B", 5%, 2035      1,000,000           995,340
---------------------------------------------------------------------------------------------------------------------
                                   Conway, AR, Public Facilities Rev. (Hendrix
                                   College), 5.85%, 2016                                  1,000,000         1,034,830
---------------------------------------------------------------------------------------------------------------------
                                   Pulaski, AR, Technical College, Student Tuition
                                   & Fee Rev., FGIC, 5%, 2029                             1,820,000         1,870,924
---------------------------------------------------------------------------------------------------------------------
                                   Siloam Springs, AR, Public Education
                                   Facilities, Capital Improvement (John Brown
                                   University), AMBAC, 5.35%, 2020                          500,000           529,940
---------------------------------------------------------------------------------------------------------------------
                                   University of Arkansas, University Construction
                                   Rev. (UAMS Campus), "B", MBIA, 5%, 2026                1,405,000         1,459,107
---------------------------------------------------------------------------------------------------------------------
                                   University of Arkansas, University Construction
                                   Rev. (UAMS Campus), "B", MBIA, 5%, 2027                1,000,000         1,036,140
---------------------------------------------------------------------------------------------------------------------
                                   University of Arkansas, University Facilities
                                   Rev. (Fayetteville Campus), FGIC,
                                   5.5%, 2012(++)                                         2,870,000         3,211,530
---------------------------------------------------------------------------------------------------------------------
                                   University of Arkansas, University Facilities
                                   Rev. (Fayetteville Campus), FGIC, 5%, 2027             3,155,000         3,249,839
---------------------------------------------------------------------------------------------------------------------
                                   University of Arkansas, University Facilities
                                   Rev. (Fayetteville Campus), FGIC, 5%, 2032             2,500,000         2,565,400
---------------------------------------------------------------------------------------------------------------------
                                   University of Arkansas, University Rev. (UAMS
                                   Campus), "B", MBIA, 5%, 2034                           2,500,000         2,586,425
---------------------------------------------------------------------------------------------------------------------
                                   University of Arkansas, University Revs.
                                   (Fayetteville Campus), FGIC, 5.5%, 2012(++)            1,765,000         1,975,035
---------------------------------------------------------------------------------------------------------------------
                                   University of Central Arkansas, "A", AMBAC,
                                   5%, 2023                                               1,100,000         1,130,426
---------------------------------------------------------------------------------------------------------------------
                                   University of Central Arkansas, Student Housing
                                   Rev., "C", FGIC, 5%, 2034                                250,000           256,142
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $22,613,580
---------------------------------------------------------------------------------------------------------------------
Universities -                     Arkansas State University Rev., Housing
Dormitories - 2.4%                 Systems, AMBAC, 5.15%, 2021                           $1,240,000        $1,298,354
---------------------------------------------------------------------------------------------------------------------
                                   Arkansas Tech University Rev., Housing Systems,
                                   AMBAC, 5.2%, 2026                                      1,000,000         1,056,310
---------------------------------------------------------------------------------------------------------------------
                                   Pope County, AR, Residential Housing, Arkansas
                                   Tech University Project, "A",
                                   6%, 2027                                                 500,000           485,855
---------------------------------------------------------------------------------------------------------------------
                                   University of Central Arkansas, Student Housing
                                   Rev., "C", FGIC, 5.25%, 2029                            $500,000          $518,370
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $3,358,889
---------------------------------------------------------------------------------------------------------------------
Utilities - Investor               Jefferson County, AR, Pollution Control Rev.
Owned - 0.8%                       (Arkansas Power & Light Co.),
                                   6.3%, 2018                                            $1,050,000        $1,067,115
---------------------------------------------------------------------------------------------------------------------

Utilities - Municipal
Owned - 8.5%                       Benton, AR, Utilities Rev., AMBAC, 5%, 2030             $470,000          $482,558
---------------------------------------------------------------------------------------------------------------------
                                   North Little Rock, AR, Electric Rev., "A",
                                   MBIA, 6.5%, 2010                                       2,000,000         2,208,640
---------------------------------------------------------------------------------------------------------------------
                                   North Little Rock, AR, Electric Rev., "A",
                                   MBIA, 6.5%, 2015                                       6,000,000         7,181,640
---------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Electric Power Authority Rev.,
                                   "NN", 5.125%, 2024                                     1,000,000         1,042,560
---------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Electric Power Authority Rev.,
                                   "RR", XLCA, 5%, 2030                                     775,000           805,171
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $11,720,569
---------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility              Arkansas Development Finance Authority,
Revenue - 10.9%                    Economic Development Rev., "I", AMBAC,
                                   5.65%, 2014                                             $375,000          $389,948
---------------------------------------------------------------------------------------------------------------------
                                   Arkansas Development Finance Authority,
                                   Revolving Loan Fund, "A", 5.85%, 2006(++)              2,130,000         2,228,896
---------------------------------------------------------------------------------------------------------------------
                                   Fort Smith, AR, Water & Sewer Rev., "C", FSA,
                                   5.25%, 2020                                            1,315,000         1,402,934
---------------------------------------------------------------------------------------------------------------------
                                   Fort Smith, AR, Water & Sewer Rev., AMBAC,
                                   5.65%, 2019                                            1,000,000         1,089,890
---------------------------------------------------------------------------------------------------------------------
                                   Fort Smith, AR, Water & Sewer Rev., Refunding &
                                   Construction, "A", FSA, 5%, 2019                       2,125,000         2,207,216
---------------------------------------------------------------------------------------------------------------------
                                   Fort Smith, AR, Water & Sewer Rev., Refunding &
                                   Construction, "A", FSA, 5%, 2021                       2,750,000         2,843,830
---------------------------------------------------------------------------------------------------------------------
                                   Little Rock, AR, Sewer Rev., Refunding &
                                   Construction, 5%, 2022                                 1,750,000         1,806,315
---------------------------------------------------------------------------------------------------------------------
                                   Paragould, AR, Water Sewer & Electric Rev.,
                                   AMBAC, 5.6%, 2020                                        765,000           834,041
---------------------------------------------------------------------------------------------------------------------
                                   South Sebastian County, AR, Water Refunding,
                                   MBIA, 5%, 2038                                         1,000,000         1,025,440
---------------------------------------------------------------------------------------------------------------------
                                   Virgin Islands Water & Power Authority Rev.,
                                   ASST GTY, 5.3%, 2018                                   1,250,000         1,321,937
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $15,150,447
---------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $124,693,564)                                                    $134,014,612
---------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 3.2%
---------------------------------------------------------------------------------------------------------------------
                                   Bay Area Toll Authority, California Toll Bridge
                                   Rev., "A", 2.08%, due 4/04/05                           $400,000          $400,000
---------------------------------------------------------------------------------------------------------------------
                                   Bell County, TX, Health Facilities Development
                                   Corp. Rev. (Scott & White Memorial Hospital),
                                   "B-1", 2.2%, due 4/01/05                                 200,000           200,000
---------------------------------------------------------------------------------------------------------------------
                                   Harris County, TX, Health Facilities
                                   Development Corp., Special Facilities Rev.
                                   (Texas Medical Center), MBIA, 2.2%, due 4/01/05          400,000           400,000
---------------------------------------------------------------------------------------------------------------------
                                   Illinois Development Finance Authority Rev.
                                   (Jewish Federation of Metropolitan Chicago),
                                   2.2%, due 4/01/05                                        900,000           900,000
---------------------------------------------------------------------------------------------------------------------
                                   Irvine, CA, Improvement Building Act 1915,
                                   2.28%, due 4/06/05                                     1,350,000         1,350,000
---------------------------------------------------------------------------------------------------------------------
                                   New York City, NY, Municipal Water & Sewer
                                   Finance Authority Rev., 2.2%, due 4/01/05                500,000           500,000
---------------------------------------------------------------------------------------------------------------------
                                   Pinellas County, FL, Health Facilities
                                   Authority Rev., Pooled Hospital Loan Program,
                                   2.22%, due 4/01/05                                       400,000           400,000
---------------------------------------------------------------------------------------------------------------------
                                   San Francisco, CA, City & County Financial
                                   Corp., Lease Rev. (Moscone Center Expansion),
                                   2.1%, due 4/07/05                                        250,000           250,000
---------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes (Identified Cost, $4,400,000)                                             $4,400,000
---------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $129,093,564)                                                        $138,414,612
---------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.1)%                                                                       (80,134
---------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                      $138,334,478
---------------------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS 3/31/05             MFS(R) CALIFORNIA MUNICIPAL BOND FUND
---------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.8%
---------------------------------------------------------------------------------------------------------------------
                                   ISSUER                                                PAR AMOUNT           $ VALUE
---------------------------------------------------------------------------------------------------------------------
Airport & Port                     Long Beach, CA, Habor Rev., "A" FGIC,
Revenue - 3.8%                     5.25%, 2018                                           $3,500,000        $3,685,710
---------------------------------------------------------------------------------------------------------------------
                                   Los Angeles, CA, Department of Airports Rev.
                                   (Ontario International Airport), "A", FGIC,
                                   6%, 2017                                               4,100,000         4,261,458
---------------------------------------------------------------------------------------------------------------------
                                   Los Angeles, CA, Habor Department Rev.,"B",
                                   5.375%, 2023                                           3,000,000         3,078,330
---------------------------------------------------------------------------------------------------------------------
                                   Port Oakland, CA, "K", FGIC, 5.75%, 2020               4,000,000         4,269,160
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $15,294,658
---------------------------------------------------------------------------------------------------------------------
General Obligations - General      Commonwealth of Puerto Rico, ROLS, Series II R
Purpose - 7.7%                     124B, XLCA, 8.543%, 2017+(+)                          $1,500,000        $1,918,830
---------------------------------------------------------------------------------------------------------------------
                                   Commonwealth of Puerto Rico, ROLS, Series II R
                                   184C, FGIC, 8.633%, 2016+(+)                           3,300,000         4,264,260
---------------------------------------------------------------------------------------------------------------------
                                   Los Angeles, CA, RITES, 7.566%, 2014+(+)               5,405,000         6,621,017
---------------------------------------------------------------------------------------------------------------------
                                   State of California, 10%, 2007                         1,055,000         1,224,486
---------------------------------------------------------------------------------------------------------------------
                                   State of California, 5.5%, 2010(++)                    3,000,000         3,283,560
---------------------------------------------------------------------------------------------------------------------
                                   State of California, 5.125%, 2025                      2,000,000         2,073,840
---------------------------------------------------------------------------------------------------------------------
                                   State of California, 5.25%, 2029                       2,000,000         2,083,120
---------------------------------------------------------------------------------------------------------------------
                                   State of California, AMBAC, 7.2%, 2008                 1,600,000         1,792,688
---------------------------------------------------------------------------------------------------------------------
                                   State of California, AMBAC, 6.3%, 2010                 3,000,000         3,440,550
---------------------------------------------------------------------------------------------------------------------
                                   State of California, AMBAC, 7%, 2010                   2,000,000         2,362,140
---------------------------------------------------------------------------------------------------------------------
                                   State of California, RITES, "B", 8.543%, 2017+(+)      1,250,000         1,539,725
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $30,604,216
---------------------------------------------------------------------------------------------------------------------
General Obligations -              Antelope Valley, CA (Union High School), "A",
Schools - 15.5%                    MBIA, 5%, 2027                                        $1,500,000        $1,550,430
---------------------------------------------------------------------------------------------------------------------
                                   Butte Glenn Community College District, "A",
                                   MBIA, 5%, 2026                                         1,885,000         1,951,031
---------------------------------------------------------------------------------------------------------------------
                                   Campbell, CA, Union High School District, FSA,
                                   5%, 2021                                               1,280,000         1,331,942
---------------------------------------------------------------------------------------------------------------------
                                   Campbell, CA, Union School District Election of
                                   2002, "B", FGIC, 5.5%, 2033                            2,270,000         2,463,676
---------------------------------------------------------------------------------------------------------------------
                                   Capistrano, CA, Union High School District,
                                   "A", FGIC, 5.875%, 2020                                1,185,000         1,332,829
---------------------------------------------------------------------------------------------------------------------
                                   Chaffey, CA, Union High School District, "C",
                                   FSA, 5%, 2027                                          1,000,000         1,032,810
---------------------------------------------------------------------------------------------------------------------
                                   Colton, CA, Joint Union School District, "A",
                                   FGIC, 5.375%, 2026                                     1,200,000         1,302,540
---------------------------------------------------------------------------------------------------------------------
                                   Coronada, CA, Union School District, "A",
                                   5.7%, 2020                                             1,285,000         1,427,841
---------------------------------------------------------------------------------------------------------------------
                                   Escondido, CA, Union School District, "A", FSA,
                                   5%, 2026                                               1,000,000         1,031,460
---------------------------------------------------------------------------------------------------------------------
                                   Glendale, CA, Union School District, "B", FSA,
                                   5.5%, 2018                                             4,275,000         4,670,138
---------------------------------------------------------------------------------------------------------------------
                                   Inglewood, CA, Union School District, "A",
                                   FGIC, 6%, 2019                                         1,695,000         1,890,857
---------------------------------------------------------------------------------------------------------------------
                                   Little Lake, CA, City School District, "A",
                                   FSA, 6.125%, 2010(++)                                  1,035,000         1,186,503
---------------------------------------------------------------------------------------------------------------------
                                   Live Oak, CA, School District, Santa Cruz
                                   County, Election 2004, "A", MBIA, 5%, 2033             1,410,000         1,458,194
---------------------------------------------------------------------------------------------------------------------
                                   Los Angeles, CA, Union School District Election
                                   of 1997, "E", MBIA, 5.125%, 2027                       5,000,000         5,194,050
---------------------------------------------------------------------------------------------------------------------
                                   Los Angeles, CA, Union School District, RITES,
                                   FSA, 7.566%, 2020+(+)                                  5,000,000         5,791,300
---------------------------------------------------------------------------------------------------------------------
                                   Moreno Valley, CA, Union School District
                                   Election of 2004, "A", FSA, 5%, 2026                   1,715,000         1,780,925
---------------------------------------------------------------------------------------------------------------------
                                   Moreno Valley, CA, Union School District
                                   Election of 2004, "A", FSA, 5%, 2025                   1,075,000         1,118,817
---------------------------------------------------------------------------------------------------------------------
                                   Morgan Hill, CA, Union School District, FGIC,
                                   5.5%, 2020                                             2,545,000         2,777,537
---------------------------------------------------------------------------------------------------------------------
                                   Natomas Union School District Election of 2002
                                   "B", FGIC, 5%, 2028                                    1,430,000         1,483,167
---------------------------------------------------------------------------------------------------------------------
                                   Oceanside, CA, Union School District Election
                                   of 2000, "C", MBIA, 5.25%, 2032                        1,940,000         2,035,952
---------------------------------------------------------------------------------------------------------------------
                                   Rowland, CA, Union School District, "A", FSA,
                                   5.5%, 2020                                             1,250,000         1,365,675
---------------------------------------------------------------------------------------------------------------------
                                   San Diego, CA, Union School District, "C", FSA,
                                   5%, 2026                                               2,150,000         2,224,670
---------------------------------------------------------------------------------------------------------------------
                                   San Gabriel, CA, Union School District, "A",
                                   FSA, 5%, 2024                                          2,000,000         2,069,240
---------------------------------------------------------------------------------------------------------------------
                                   San Ysidro, CA, School District, AMBAC,
                                   6.125%, 2021                                             960,000         1,104,384
---------------------------------------------------------------------------------------------------------------------
                                   Santa Clara, CA, Union School District, FGIC,
                                   5.5%, 2019                                             2,210,000         2,435,442
---------------------------------------------------------------------------------------------------------------------
                                   Santa Maria, CA, Joint Union High School
                                   District, "A", FSA, 5.375%, 2020                       1,120,000         1,242,830
---------------------------------------------------------------------------------------------------------------------
                                   Santa Maria, CA, Joint Union High School
                                   District, "A", FSA, 5.375%, 2021                       1,210,000         1,342,701
---------------------------------------------------------------------------------------------------------------------
                                   Tehachapi, CA, Union School District, "A",
                                   FGIC, 5.625%, 2020                                     1,100,000         1,206,623
---------------------------------------------------------------------------------------------------------------------
                                   Visalia, CA, Union School District, COP, MBIA,
                                   0%, 2005                                               4,655,000         4,578,006
---------------------------------------------------------------------------------------------------------------------
                                   Washington, CA, Union School District, Election
                                   of 1999, "A", FGIC, 5.625%, 2021                       1,000,000         1,108,940
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $61,490,510
---------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -               Abag Finance Authority Rev. (San Diego
Hospitals - 11.1%                  Hospital), "C", 5.375%, 2020                          $2,000,000        $2,082,440
---------------------------------------------------------------------------------------------------------------------
                                   California Health Facilities Financing
                                   Authority Rev., Catholic Healthcare West, "G",
                                   5.25%, 2023                                            2,000,000         2,067,880
---------------------------------------------------------------------------------------------------------------------
                                   California Health Facilities Financing
                                   Authority Rev., Health Facilities (Adventist
                                   Health Systems), "A", 5%, 2033                         1,750,000         1,744,697
---------------------------------------------------------------------------------------------------------------------
                                   California Statewide Communities Development
                                   Authority Rev. (Daughters Of Charity Health),
                                   "A", 5.25%, 2030                                       1,500,000         1,532,055
---------------------------------------------------------------------------------------------------------------------
                                   California Statewide Communities Development
                                   Authority Rev. (Henry Mayo Newhall Memorial
                                   Hospital), "A", 5%, 2018                               2,000,000         2,071,740
---------------------------------------------------------------------------------------------------------------------
                                   California Statewide Communities Development
                                   Authority Rev. (Kaiser Permanente), "A",
                                   5.5%, 2032                                             2,000,000         2,082,780
---------------------------------------------------------------------------------------------------------------------
                                   California Statewide Communities Development
                                   Authority Rev. (Los Angeles Childrens
                                   Hospital), 5.125%, 2019                                4,000,000         4,145,200
---------------------------------------------------------------------------------------------------------------------
                                   California Statewide Communities Development
                                   Authority Rev., CHFC, ETM,
                                   0%, 2007(++)                                           3,645,000         3,397,577
---------------------------------------------------------------------------------------------------------------------
                                   California Statewide Communities Development
                                   Authority Rev., CHFC, ETM,
                                   0%, 2008(++)                                           6,345,000         5,696,795
---------------------------------------------------------------------------------------------------------------------
                                   California Statewide Communities Development
                                   Authority Rev., Health Facilities (Memorial
                                   Health Services), "A", 6%, 2023                        1,500,000         1,648,530
---------------------------------------------------------------------------------------------------------------------
                                   California Statewide Communities Development,
                                   "B", 5.625%, 2042                                      4,000,000         4,157,120
---------------------------------------------------------------------------------------------------------------------
                                   California Valley Health Systems, COP,
                                   6.875%, 2023                                             500,000           500,840
---------------------------------------------------------------------------------------------------------------------
                                   Central California Joint Powers Health
                                   Financing (Community Hospitals of Central
                                   California), 5.625%, 2021                              1,000,000         1,024,070
---------------------------------------------------------------------------------------------------------------------
                                   Kaweah Delta Health Care District Rev., 6%, 2034       2,000,000         2,142,800
---------------------------------------------------------------------------------------------------------------------
                                   Rancho Mirage, CA, Joint Powers (Eisenhower
                                   Medical Center), 5.625%, 2029                          3,000,000         3,105,690
---------------------------------------------------------------------------------------------------------------------
                                   Tahoe Forest, CA, Hospital District Rev., "A",
                                   5.85%, 2022                                            1,000,000         1,030,590
---------------------------------------------------------------------------------------------------------------------
                                   Turlock, CA, Health Facilities Rev. (Emanuel
                                   Medical Center), 5%, 2024                                500,000           493,245
---------------------------------------------------------------------------------------------------------------------
                                   Turlock, CA, Health Facilities Rev. (Emanuel
                                   Medical Center), 5.375%, 2034                          2,000,000         2,011,080
---------------------------------------------------------------------------------------------------------------------
                                   Washington Township, CA, Health Care Rev.,
                                   5%, 2018                                               1,000,000         1,024,680
---------------------------------------------------------------------------------------------------------------------
                                   West Contra Costa California Healthcare
                                   District, AMBAC, 5.5%, 2029                            2,000,000         2,132,540
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $44,092,349
---------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term     California Health Facilities Financing
Care - 0.7%                        Authority Rev. (Paradise Valley Estates),
                                   5.125%, 2022                                          $1,000,000        $1,039,730
---------------------------------------------------------------------------------------------------------------------
                                   La Verne, CA, Certificate Participants
                                   (Brethren Hillcrest Homes), "B", 6.625%, 2025          1,000,000         1,070,330
---------------------------------------------------------------------------------------------------------------------
                                   Millbrae, CA, Residential Facilities Rev.
                                   (Magnolia of Millbrae), 7.375%, 2027                     475,000           498,270
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $2,608,330
---------------------------------------------------------------------------------------------------------------------
Human Services - 0.4%              California Statewide Communities Development
                                   Authority (Prides Industries), 7.125%, 2016           $1,735,000        $1,789,670
---------------------------------------------------------------------------------------------------------------------

Industrial Revenue -               California Pollution Control Financing
Environmental Services - 1.3%      Authority, Solid Waste Disposal Rev. (Browning
                                   Ferris, Inc.), 5.8%, 2016                             $2,000,000        $1,889,420
---------------------------------------------------------------------------------------------------------------------
                                   California Pollution Control Financing
                                   Authority, Solid Waste Disposal Rev. (Waste
                                   Management Project), "A", 5.125%, 2031                 2,250,000         2,284,312
---------------------------------------------------------------------------------------------------------------------
                                   California Pollution Control Financing Rev.
                                   (Laidlaw, Inc.), "A", 6.7%, 2007*                      2,750,000            13,750
---------------------------------------------------------------------------------------------------------------------
                                   California Pollution Control Financing
                                   Authority, Solid Waste Disposal Rev. (Waste
                                   Mangement, Inc.), "A-2", 5.4%, 2025                    1,000,000         1,012,490
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $5,199,972
---------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               Virgin Islands Public Finance Authority,
Other - 0.3%                       Refinery Facilities Rev. (Hovensa Refinery),
                                   5.875%, 2022                                            $960,000        $1,017,600
---------------------------------------------------------------------------------------------------------------------

Miscellaneous Revenue -
Entertainment &                    Del Mar, CA, Race Track Authority Rev.,
Tourism - 0.7%                     6.2%, 2011                                            $1,365,000        $1,430,930
---------------------------------------------------------------------------------------------------------------------
                                   Del Mar, CA, Race Track Authority Rev.,
                                   6.45%, 2013                                            1,350,000         1,354,955
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $2,785,885
---------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -            South Coast Air Quality Management District
Other - 0.9%                       Building Corp., California Rev., "B" AMBAC,
                                   0%, 2005                                              $3,480,000        $3,452,960
---------------------------------------------------------------------------------------------------------------------

Multi-Family Housing               California Housing Finance Agency Rev., Multi-
Revenue - 3.2%                     Unit Rental Housing, "B II",
                                   6.7%, 2015                                            $2,378,000        $2,413,028
---------------------------------------------------------------------------------------------------------------------
                                   California Statewide Communities Development
                                   Authority Rev. (Irvine Apartments), 5.25%, 2025        6,000,000         6,231,780
---------------------------------------------------------------------------------------------------------------------
                                   Palmdale, CA, Multi-Family Housing Rev., "A",
                                   FNMA, 7.375%, 2024                                     1,000,000         1,001,690
---------------------------------------------------------------------------------------------------------------------
                                   San Bernardino County, CA (Equity Residential/
                                   Redlands), "A", 5.2%, 2029                             3,000,000         3,117,600
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $12,764,098
---------------------------------------------------------------------------------------------------------------------
Parking - 0.3%                     San Francisco, CA, Union Square, MBIA, 6%, 2020       $1,000,000        $1,117,940
---------------------------------------------------------------------------------------------------------------------

Sales & Excise Tax                 Contra Costa, CA, Transportation & Sales Tax
Revenue - 0.2%                     Rev., "A", ETM, 6.875%, 2007(++)                        $930,000          $980,081
---------------------------------------------------------------------------------------------------------------------

Single Family Housing -            California Rural Home Mortgage Finance
Local - 1.1%                       Authority Rev., GNMA, 7.3%, 2031                         $75,000           $76,846
---------------------------------------------------------------------------------------------------------------------
                                   California Rural Home Mortgage Finance
                                   Authority Rev., Mortgage Backed Securities
                                   Program, "B4", GNMA, 6.35%, 2029                          95,000            95,651
---------------------------------------------------------------------------------------------------------------------
                                   Pomona, CA, Single Family Mortgage Rev., GNMA,
                                   ETM, 7.375%, 2010(++)                                  1,490,000         1,667,504
---------------------------------------------------------------------------------------------------------------------
                                   Pomona, CA, Single Family Mortgage Rev., GNMA,
                                   ETM, 7.5%, 2023(++)                                    2,000,000         2,652,060
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $4,492,061
---------------------------------------------------------------------------------------------------------------------
Single Family Housing -            California Housing Finance Agency Rev., Home
State - 0.9%                       Mortgage, FSA, 0%, 2019                               $3,940,000        $1,711,654
---------------------------------------------------------------------------------------------------------------------
                                   California Housing Finance Agency Rev., Home
                                   Mortgage, MBIA, 0%, 2028                               6,535,000         1,947,887
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $3,659,541
---------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.8%         California Pollution Control Financing
                                   Authority, Solid Waste Disposal Rev. (West
                                   County Resource Recovery), "A", 5.125%, 2014          $1,000,000        $1,021,220
---------------------------------------------------------------------------------------------------------------------
                                   South Bayside Waste Management Authority,
                                   California Solid Waste System Rev., AMBAC,
                                   5.75%, 2020                                            2,100,000         2,320,710
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $3,341,930
---------------------------------------------------------------------------------------------------------------------
State & Agency -                   Grossmont, CA, Union High School District,
Other - 2.8%                       MBIA, 0%, 2006                                        $6,000,000        $5,738,040
---------------------------------------------------------------------------------------------------------------------
                                   Pasadena, CA, COP, Old Pasadena Parking
                                   Facilities Project, 6.25%, 2018                        3,160,000         3,600,567
---------------------------------------------------------------------------------------------------------------------
                                   Sacramento County, CA, COP, Capital Projects,
                                   AMBAC, 5.75%, 2018                                     1,500,000         1,673,250
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $11,011,857
---------------------------------------------------------------------------------------------------------------------
State & Local                      Banning, CA, COP, Water Systems Improvement
Agencies - 12.0%                   Project, AMBAC, 8%, 2019                                $965,000        $1,234,804
---------------------------------------------------------------------------------------------------------------------
                                   California Public Works Board Lease Rev.,
                                   Department of Corrections State Prison, "A",
                                   7.4%, 2010                                             5,000,000         5,904,000
---------------------------------------------------------------------------------------------------------------------
                                   California Public Works Board, Department of
                                   Justice, "D", 5.25%, 2020                              1,565,000         1,661,451
---------------------------------------------------------------------------------------------------------------------
                                   Fortuna, Parlier, & Susanville, CA, COP, "B",
                                   7.375%, 2017                                             690,000           701,558
---------------------------------------------------------------------------------------------------------------------
                                   Golden State Tobacco Securitization, "B",
                                   5.625%, 2038                                           5,000,000         5,349,200
---------------------------------------------------------------------------------------------------------------------
                                   Golden State, CA, Tobacco Securitization Corp.,
                                   Tobacco Settlement Rev., Enhanced, "B", 5.5%, 2043     7,000,000         7,356,860
---------------------------------------------------------------------------------------------------------------------
                                   Los Angeles, CA, Convention & Exhibition Center
                                   Authority, COP, 9%, 2005(++)                           1,900,000         1,980,332
---------------------------------------------------------------------------------------------------------------------
                                   Los Angeles, CA, Convention & Exhibition Center
                                   Authority, COP, AMBAC, 0%, 2005                        2,400,000         2,379,120
---------------------------------------------------------------------------------------------------------------------
                                   Los Angeles, CA, COP, Antelope Valley
                                   Courthouse, "A", AMBAC, 5.25%, 2027                    3,000,000         3,130,710
---------------------------------------------------------------------------------------------------------------------
                                   Los Angeles, CA, COP, Real Property Program,
                                   AMBAC, 5.3%, 2027                                      3,000,000         3,196,200
---------------------------------------------------------------------------------------------------------------------
                                   Pomona, CA, Public Financing Authority Rev.,
                                   "P", 6.25%, 2010                                       4,020,000         4,438,884
---------------------------------------------------------------------------------------------------------------------
                                   Sacramento, CA, City Financing Authority Rev.,
                                   Capital Improvement, 5.5%, 2021                        1,635,000         1,760,682
---------------------------------------------------------------------------------------------------------------------
                                   Sacramento, CA, City Financing Authority Rev.,
                                   City Hall & Redevelopment Projects, "A", FSA,
                                   5%, 2032                                               2,000,000         2,041,960
---------------------------------------------------------------------------------------------------------------------
                                   Salinas CA, COP, Capital Improvement Projects,
                                   "A", 5.7%, 2028                                        2,200,000         2,314,730
---------------------------------------------------------------------------------------------------------------------
                                   San Francisco, CA, City & County COP (San Bruno
                                   Jail No 3), AMBAC, 5.25%, 2033                         3,930,000         4,110,230
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $47,560,721
---------------------------------------------------------------------------------------------------------------------
Tax - Other - 2.3%                 Irvine, CA, School District Special Tax Rev.,
                                   Community Facilities District No. 86-1, AMBAC,
                                   5.8%, 2020                                            $3,500,000        $3,801,035
---------------------------------------------------------------------------------------------------------------------
                                   Santa Cruz County, CA, Redevelopment Agency Tax
                                   Allocation (Oak/Soquel Community), 5.6%, 2017          1,455,000         1,549,881
---------------------------------------------------------------------------------------------------------------------
                                   Virgin Islands Public Finance Authority Rev.,
                                   "A", 5.5%, 2022                                        2,000,000         2,103,520
---------------------------------------------------------------------------------------------------------------------
                                   Virgin Islands Public Finance Authority Rev.,
                                   "E", 5.875%, 2018                                      1,600,000         1,649,488
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $9,103,924
---------------------------------------------------------------------------------------------------------------------
Tax Assessment - 7.0%              Brea, CA, Public Finance Authority Rev., MBIA,
                                   0%, 2005                                              $2,235,000        $2,217,634
---------------------------------------------------------------------------------------------------------------------
                                   Brea, CA, Public Finance Authority Rev., MBIA,
                                   0%, 2006                                               2,415,000         2,331,465
---------------------------------------------------------------------------------------------------------------------
                                   Duarte, CA, Redevelopment Agency Tax
                                   Allocation, Davis Addition Project Area,
                                   6.7%, 2014                                               650,000           699,634
---------------------------------------------------------------------------------------------------------------------
                                   Fontana, CA, Redevelopment Agency Tax
                                   Allocation, Jurupa Hills Redevelopment Project,
                                   "A", 5.5%, 2027                                        3,350,000         3,435,526
---------------------------------------------------------------------------------------------------------------------
                                   Huntington Park, CA, Public Financing Rev.
                                   Wastewater Systems Project, "A", 6.2%, 2025            2,000,000         2,045,440
---------------------------------------------------------------------------------------------------------------------
                                   La Mirada, CA, Redevelopment Agency, Special
                                   Tax Rev., Community Facilities District No.
                                   89-1, 5.7%, 2020                                       1,500,000         1,506,360
---------------------------------------------------------------------------------------------------------------------
                                   Modesto, CA, Irrigation District, COP,
                                   Refunding & Capital Improvements, "B",
                                   5.3%, 2022                                             1,785,000         1,791,622
---------------------------------------------------------------------------------------------------------------------
                                   Modesto, CA, Public Financing Authority (John
                                   Thurman Field Renovation), 6.125%, 2016                1,330,000         1,400,317
---------------------------------------------------------------------------------------------------------------------
                                   Orange County, CA, Community Facilities
                                   District, Special Tax (Rancho Santa Margarita),
                                   "A", 5.55%, 2017                                       1,000,000         1,056,480
---------------------------------------------------------------------------------------------------------------------
                                   Poway, CA, Community Facilities District,
                                   Special Tax (Parkway Business Center), 6.5%, 2010        715,000           781,037
---------------------------------------------------------------------------------------------------------------------
                                   Poway, CA, Community Facilities District,
                                   Special Tax (Parkway Business Center), 6.75%, 2015       775,000           849,516
---------------------------------------------------------------------------------------------------------------------
                                   Riverside County, CA, Public Financing
                                   Authority, Tax Allocation Rev., Redevelopment
                                   Projects, "A", 5.25%, 2016                             3,120,000         3,207,953
---------------------------------------------------------------------------------------------------------------------
                                   Riverside County, CA, Public Financing
                                   Authority, Tax Allocation Rev., XLCA,
                                   5%, 2037                                               3,000,000         3,049,860
---------------------------------------------------------------------------------------------------------------------
                                   Riverside County, CA, Redevelopment Agency, Tax
                                   Allocation, "A", XLCA, 5%, 2037                        2,000,000         2,033,240
---------------------------------------------------------------------------------------------------------------------
                                   San Diego, CA, Redevelopment Agency, Tax
                                   Allocation (Centre City), "B", AMBAC, 5.3%, 2020       1,250,000         1,344,013
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $27,750,097
---------------------------------------------------------------------------------------------------------------------
Tobacco - 0.9%                     Golden State Tobacco Securitization Corp.,
                                   California Tobacco Settlement Rev., "A1",
                                   6.75%, 2039                                           $1,940,000        $2,042,917
---------------------------------------------------------------------------------------------------------------------
                                   Golden State Tobacco Securitization, Asset
                                   Backed, "A1", 6.25%, 2033                              1,485,000         1,523,031
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $3,565,948
---------------------------------------------------------------------------------------------------------------------
Toll Roads - 0.7%                  Foothill/Eastern Corridor Agency, California
                                   Toll Road Rev., Capital Appreciation, "A",
                                   7.1%, 2010(++)                                        $2,500,000        $2,970,850
---------------------------------------------------------------------------------------------------------------------

Transportation - Special           Alameda Corridor Transportaion Authority,
Tax - 0.5%                         California Rev., Capital Appreciation, "A",
                                   AMBAC, 0%, 2030                                       $8,000,000        $2,072,480
---------------------------------------------------------------------------------------------------------------------

Universities - Colleges - 7.5%     California Educational Facilities Authority
                                   Rev. (Fresno Pacific University), "A", 6.75%,
                                   2019                                                  $2,000,000        $2,188,060
---------------------------------------------------------------------------------------------------------------------
                                   California Educational Facilities Authority
                                   Rev. (L.A. College of Chiropractic),
                                   5.6%, 2017                                             2,100,000         2,023,917
---------------------------------------------------------------------------------------------------------------------
                                   California Educational Facilities Authority
                                   Rev. (Lutheran University), "C", 5%, 2029              2,500,000         2,507,850
---------------------------------------------------------------------------------------------------------------------
                                   California Educational Facilities Authority
                                   Rev. (Pomona College), "B", 5.875%, 2019               2,000,000         2,227,020
---------------------------------------------------------------------------------------------------------------------
                                   California Educational Facilities Authority
                                   Rev. (Santa Clara University), "A", MBIA, 5%,
                                   2027                                                   1,340,000         1,374,156
---------------------------------------------------------------------------------------------------------------------
                                   California Educational Facilities Authority
                                   Rev., Pooled College & University Projects,
                                   "B", 6%, 2012                                          1,400,000         1,456,896
---------------------------------------------------------------------------------------------------------------------
                                   California Educational Facilities Authority
                                   Rev., Pooled College & University Projects,
                                   "B", 6.625%, 2020                                      1,000,000         1,096,940
---------------------------------------------------------------------------------------------------------------------
                                   California Educational Facilities Authority
                                   Rev., Pooled College & University Projects,
                                   "B", 6.3%, 2007(++)                                    1,000,000         1,087,190
---------------------------------------------------------------------------------------------------------------------
                                   California Statewide Communities, Notre Dame De
                                   Namur University, 6.625%, 2033                         1,000,000         1,012,700
---------------------------------------------------------------------------------------------------------------------
                                   Foothill-De Anza, CA, Community College
                                   District, Election of 1999, "B", FGIC,
                                   0%, 2024                                               6,000,000         2,237,820
---------------------------------------------------------------------------------------------------------------------
                                   Foothill-De Anza, CA, Community College
                                   District, Election of 1999, "B", FGIC,
                                   0%, 2025                                               1,500,000           527,415
---------------------------------------------------------------------------------------------------------------------
                                   Long Beach, CA, Industrial Development Rev.
                                   (CSU Foundation), "A", 5.25%, 2023                     1,450,000         1,477,072
---------------------------------------------------------------------------------------------------------------------
                                   San Diego County, CA, COP, (Burnham Institute),
                                   6.25%, 2029                                            2,300,000         2,404,811
---------------------------------------------------------------------------------------------------------------------
                                   University of California Rev., RITES, MBIA,
                                   7.8927%, 2016+(+)                                      5,705,000         6,367,864
---------------------------------------------------------------------------------------------------------------------
                                   University of California, COP, San Diego Campus
                                   Projects, "A", 5.25%, 2032                             1,840,000         1,909,092
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $29,898,803
---------------------------------------------------------------------------------------------------------------------
Universities - Secondary           California Statewide Communities Development
Schools - 1.0%                     Authority Rev. Aspire Public Schools, (Oakland
                                   Project), "A", 7.25%, 2031                              $985,000        $1,004,661
---------------------------------------------------------------------------------------------------------------------
                                   California Statewide Communities, Development
                                   Authority Rev. (Escondido Charter High School),
                                   7.5%, 2036                                             1,000,000         1,014,080
---------------------------------------------------------------------------------------------------------------------
                                   Los Angeles, CA, COP, 5.7%, 2018                       1,900,000         2,013,487
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $4,032,228
---------------------------------------------------------------------------------------------------------------------
Utilities - Investor               California Pollution Control Financing
Owned - 1.6%                       Authority, Pollution Control Rev. (Pacific Gas
                                   & Electric Co.), MBIA, 5.35%, 2016                    $3,500,000        $3,729,180
---------------------------------------------------------------------------------------------------------------------
                                   California Pollution Control Financing
                                   Authority, Pollution Control Rev. (Southern
                                   California Edison Co.), 6.4%, 2024                       500,000           502,470
---------------------------------------------------------------------------------------------------------------------
                                   Chula Vista, CA, Industrial Development Rev.
                                   (San Diego Gas & Electric Co.), "A", 4.9%, 2023        2,000,000         1,992,820
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $6,224,470
---------------------------------------------------------------------------------------------------------------------
Utilities - Municipal              Glendale, CA, Electric Works Rev., MBIA,
Owned - 5.0%                       5.75%, 2019                                           $1,420,000        $1,585,302
---------------------------------------------------------------------------------------------------------------------
                                   Glendale, CA, Electric Works Rev., MBIA,
                                   5.75%, 2020                                            1,160,000         1,283,192
---------------------------------------------------------------------------------------------------------------------
                                   Northern California Power Agency Public Power
                                   Rev., 5.85%, 2010                                        880,000           962,289
---------------------------------------------------------------------------------------------------------------------
                                   Sacramento, CA, Power Authority, Cogeneration
                                   Project Rev., MBIA, 5.875%, 2006(++)                   5,500,000         5,824,500
---------------------------------------------------------------------------------------------------------------------
                                   Southern California Public Power Authority,
                                   Transmission Project Rev., "A", 0%, 2005               4,205,000         4,180,737
---------------------------------------------------------------------------------------------------------------------
                                   Southern California Public Power Authority,
                                   Transmission Project Rev., "A", ETM, 0%, 2005(++)      3,795,000         3,773,369
---------------------------------------------------------------------------------------------------------------------
                                   Virgin Islands Water & Power Authority Rev.,
                                   5.5%, 2017                                               800,000           824,488
---------------------------------------------------------------------------------------------------------------------
                                   Virgin Islands Water & Power Authority Rev.,
                                   5.3%, 2018                                               250,000           251,340
---------------------------------------------------------------------------------------------------------------------
                                   Virgin Islands Water & Power Authority Rev.,
                                   "A", 5.125%, 2013                                      1,000,000         1,015,280
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $19,700,497
---------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility              California Department of Water Resources,
Revenue - 7.6%                     Central Valley Project Rev., "X", FGIC, 5%, 2029      $2,000,000        $2,047,120
---------------------------------------------------------------------------------------------------------------------
                                   California Department of Water Resources, Water
                                   Systems Rev., 7%, 2012                                 1,090,000         1,324,590
---------------------------------------------------------------------------------------------------------------------
                                   California Department of Water Resources, Water
                                   Systems Rev., ETM, 7%, 2012(++)                          405,000           496,396
---------------------------------------------------------------------------------------------------------------------
                                   Castalic Lake Water Agency, California Rev.,
                                   Water Systems Improvement Project, AMBAC,
                                   5.125%, 2030                                           1,725,000         1,794,035
---------------------------------------------------------------------------------------------------------------------
                                   Culver City, CA, Wastewater Facilities Rev,
                                   "A", FGIC, 5.6%, 2019                                  1,000,000         1,106,130
---------------------------------------------------------------------------------------------------------------------
                                   El Monte, CA, Water Authority Rev., Water
                                   Systems Project, AMBAC, 6%, 2019                       1,065,000         1,193,631
---------------------------------------------------------------------------------------------------------------------
                                   Fairfield-Suisun, CA, Sewer District Rev., "A",
                                   MBIA, 0%, 2006                                         2,080,000         2,022,966
---------------------------------------------------------------------------------------------------------------------
                                   Livermore Amador Valley Water Management Rev.,
                                   "A", AMBAC, 5%, 2031                                   4,875,000         4,951,196
---------------------------------------------------------------------------------------------------------------------
                                   Los Angeles County, CA, Public Works Rev.,
                                   Multiple Capital Facilities Project, "A",
                                   AMBAC, 5.5%, 2010(++)                                  2,970,000         3,290,344
---------------------------------------------------------------------------------------------------------------------
                                   Mojave, CA, Water Agency, Improvement District
                                   (M Morongo Basin), FGIC,
                                   5.75%, 2015                                            2,625,000         2,787,068
---------------------------------------------------------------------------------------------------------------------
                                   Southern California Metropolitan Water District
                                   Rev., RITES, 8.577%, 2018+(+)                          5,000,000         6,511,100
---------------------------------------------------------------------------------------------------------------------
                                   West Sacramento, CA, Financing Authority Rev.,
                                   Water Systems Improvement Project, FGIC, 5%, 2032      2,750,000         2,807,338
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $30,331,914
---------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $368,158,139)                                                    $388,915,590
---------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 0.7%
---------------------------------------------------------------------------------------------------------------------
                                   Bay Area Toll Authority, California Toll Bridge
                                   Rev., "A", 2.22%, due 4/07/05                           $800,000          $800,000
---------------------------------------------------------------------------------------------------------------------
                                   California Health Facilities Financing
                                   Authority Rev. (Adventist Hospital), "B",
                                   2.28%, due 4/01/05                                       100,000           100,000
---------------------------------------------------------------------------------------------------------------------
                                   Irvine, CA, Improvement Building Act 1915,
                                   2.28%, due 4/06/05                                     1,050,000         1,050,000
---------------------------------------------------------------------------------------------------------------------
                                   San Francisco, CA, City & County Financial
                                   Corp., Lease Rev. (Moscone Center Expansion),
                                   2.28%, due 4/07/05                                       900,000           900,000
---------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes (Identified Cost, $2,850,000)                                             $2,850,000
---------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $371,008,139)                                                        $391,765,590
---------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.5%                                                                       5,869,298
---------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                      $397,634,888
---------------------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS 3/31/05                  MFS(R) FLORIDA MUNICIPAL BOND FUND
---------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.6%
---------------------------------------------------------------------------------------------------------------------
                                   ISSUER                                                 PAR AMOUNT          $ VALUE
---------------------------------------------------------------------------------------------------------------------
Airport & Port                     Florida Capital Projects Finance Authority Rev.
Revenue - 5.1%                     (AAAE Airports Project), "I", MBIA, 5%, 2020             $500,000         $521,335
---------------------------------------------------------------------------------------------------------------------
                                   Greater Orlando Aviation Authority Rev., "A",
                                   FGIC, 5.25%, 2018                                       1,000,000        1,046,500
---------------------------------------------------------------------------------------------------------------------
                                   Hillsborough County, FL, Aviation Authority Rev.
                                   (Tampa International Airport), "A", FGIC,
                                   5.875%, 2015                                              750,000          793,590
---------------------------------------------------------------------------------------------------------------------
                                   Lee County, FL, Airport Rev., "A", FSA,
                                   5.875%, 2018                                            1,000,000        1,097,550
---------------------------------------------------------------------------------------------------------------------
                                   Miami-Dade County, FL, Aviation Rev., "C", MBIA,
                                   5.25%, 2018                                               500,000          522,190
---------------------------------------------------------------------------------------------------------------------
                                   Pensacola, FL, Airport Rev., "B", MBIA,
                                   5.625%, 2014                                              500,000          528,985
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $4,510,150
---------------------------------------------------------------------------------------------------------------------
Chemicals - 0.2%                   Red River Authority, TX, Pollution Control Rev.
                                   (Celanese Project), 6.7%, 2030                           $200,000         $207,436
---------------------------------------------------------------------------------------------------------------------

General Obligations - General      Commonwealth of Puerto Rico, RITES, MBIA,
Purpose - 7.0%                     8.612%, 2019+(+)                                       $1,000,000       $1,217,140
---------------------------------------------------------------------------------------------------------------------
                                   Maimi-Dade County, FL, Educational Facilities
                                   Authority, "A", AMBAC, 5.5%, 2018                       1,400,000        1,520,162
---------------------------------------------------------------------------------------------------------------------
                                   State of Florida, RITES, 7.054%, 2017+(+)               3,000,000        3,356,640
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $6,093,942
---------------------------------------------------------------------------------------------------------------------
General Obligations -              Florida Board of Education, Capital Outlay,
Schools - 9.2%                     9.125%, 2014                                           $2,600,000       $3,361,020
---------------------------------------------------------------------------------------------------------------------
                                   Florida Board of Education, Capital Outlay, ETM,
                                   9.125%, 2014(++)                                          400,000          531,344
---------------------------------------------------------------------------------------------------------------------
                                   Florida Board of Education, Public Education
                                   Capital Outlay, "A", 5.25%, 2024                        1,000,000        1,054,640
---------------------------------------------------------------------------------------------------------------------
                                   Florida State Board of Education, Public
                                   Education, "J", 5%, 2032                                1,000,000        1,033,330
---------------------------------------------------------------------------------------------------------------------
                                   Osceola County, FL, School Board Certificate,
                                   "A", AMBAC, 5.25%, 2027                                 1,950,000        2,067,917
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $8,048,251
---------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -               Citrus County, FL, Hospital Development
Hospitals - 15.0%                  Authority Rev. (Citrus Memorial Hospital),
                                   6.25%, 2023                                              $495,000         $519,691
---------------------------------------------------------------------------------------------------------------------
                                   Denver, CO, Health & Hospital Authority Rev.,
                                   "A", 6%, 2023                                             250,000          256,307
---------------------------------------------------------------------------------------------------------------------
                                   Highlands County, FL, Health Facilities
                                   Authority Rev. (Adventist Health Systems),
                                   5.25%, 2013                                               500,000          523,240
---------------------------------------------------------------------------------------------------------------------
                                   Hillsborough County, FL, Industrial Development
                                   Rev. (University Community Hospital), MBIA,
                                   6.5%, 2019                                              1,000,000        1,225,360
---------------------------------------------------------------------------------------------------------------------
                                   Indiana Health Facilities Financing Authority,
                                   Hospital Rev. (Munster Medical Research
                                   Foundation, Inc.), 6.375%, 2031                           500,000          520,195
---------------------------------------------------------------------------------------------------------------------
                                   Jacksonville, FL, Health Facilities, Ascension
                                   Health, "A", 5.25%, 2032                                1,000,000        1,031,380
---------------------------------------------------------------------------------------------------------------------
                                   Lakeland, FL, Hospital Systems Rev. (Lakeland
                                   Regional Health Systems), 5.5%, 2032                    1,000,000        1,045,970
---------------------------------------------------------------------------------------------------------------------
                                   Leesburg, FL, Hospital Rev. (Leesburg Regional
                                   Medical Center), 5.5%, 2032                               750,000          768,360
---------------------------------------------------------------------------------------------------------------------
                                   Marion County, FL, Hospital District Rev.,
                                   Refunding & Improvement, Health Systems (Monroe
                                   Regional Health System), 5.5%, 2014                       500,000          529,435
---------------------------------------------------------------------------------------------------------------------
                                   Marshall County, AL, Health Care Rev., "A",
                                   6.25%, 2022                                               500,000          533,895
---------------------------------------------------------------------------------------------------------------------
                                   Martin County, FL, Health Facilities Rev.
                                   (Martin Memorial Medical Center), "B", 5.75%, 2022        500,000          510,165
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Educational Facilities
                                   Authority Rev. (Medstar Health), 5.5%, 2033               200,000          207,088
---------------------------------------------------------------------------------------------------------------------
                                   Miami Beach, FL, Health Facilities Rev. (Mount
                                   Sinai Medical Center), "A",
                                   6.7%, 2019                                                250,000          270,577
---------------------------------------------------------------------------------------------------------------------
                                   Miami, FL, Health Facilities Authority Rev.
                                   (Catholic Health East), "B", 5.25%, 2028                  650,000          660,764
---------------------------------------------------------------------------------------------------------------------
                                   New Hampshire Health & Educational Facilities
                                   Authority Rev. (Exeter Hospital),
                                   6%, 2024                                                  500,000          539,980
---------------------------------------------------------------------------------------------------------------------
                                   Orange County, FL, Health Facilities Authority
                                   Hospital Rev. (Orlando Regional Healthcare),
                                   5.75%, 2032                                             1,000,000        1,064,800
---------------------------------------------------------------------------------------------------------------------
                                   Rhode Island Health & Education Building Rev.,
                                   Hospital Financing (Lifespan Obligated Group),
                                   6.5%, 2032                                                500,000          550,850
---------------------------------------------------------------------------------------------------------------------
                                   South Dakota Health & Education Facilities
                                   Authority Rev. (Prairie Lakes Health Care
                                   System), 5.625%, 2032                                     500,000          508,515
---------------------------------------------------------------------------------------------------------------------
                                   Tallahassee, FL, Health Facilities Rev.
                                   (Tallahassee Memorial Healthcare), 6.25%, 2020            300,000          309,168
---------------------------------------------------------------------------------------------------------------------
                                   Tallahassee, FL, Health Facilities Rev.
                                   (Tallahassee Memorial Regional Medical Center),
                                   MBIA, 6.625%, 2013                                      1,000,000        1,026,880
---------------------------------------------------------------------------------------------------------------------
                                   Wisconsin Health & Educational Facilities
                                   (Aurora Health Care, Inc.), "A", 5.6%, 2029               500,000          506,105
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $13,108,725
---------------------------------------------------------------------------------------------------------------------
Human Services - 0.3%              Orange County, FL, Health Facilities Authority
                                   Rev. (GF Project), 8.875%, 2021                          $300,000         $303,804
---------------------------------------------------------------------------------------------------------------------

Industrial Revenue -               Brazos River, TX, Brazoria County Environmental
Chemicals - 0.9%                   Rev. (Dow Chemical, Co.), "A", 6.625%, 2033              $500,000         $557,005
---------------------------------------------------------------------------------------------------------------------
                                   Sweetwater County, WY, Solid Waste Disposal Rev.
                                   (FMC Corp.), "A", 7%, 2024                                200,000          202,306
---------------------------------------------------------------------------------------------------------------------
                                                                                                             $759,311
---------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               Nevada Department of Business (Republic
Environmental Services - 0.4%      Services, Inc.), 5.625%, 2026                            $300,000         $318,789
---------------------------------------------------------------------------------------------------------------------

Industrial Revenue -               Hernando County, FL, Water & Sewer Rev., MBIA,
Other - 1.4%                       5%, 2029                                                 $500,000         $518,180
---------------------------------------------------------------------------------------------------------------------
                                   Park Creek Metropolitan District, CO, Rev.,
                                   Custodial Receipts, "CR", 7.875%, 2032##                  160,000          163,971
---------------------------------------------------------------------------------------------------------------------
                                   Tooele County, UT, Hazardous Waste Treatment
                                   Rev. (Union Pacific Corp.), 5.7%, 2026                    500,000          518,840
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $1,200,991
---------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               Delta County, MI, Economic Development Corp.,
Paper - 0.6%                       Environmental Improvements Rev. (Mead Westvaco
                                   Escanaba), 6.25%, 2027                                   $500,000         $559,555
---------------------------------------------------------------------------------------------------------------------

Miscellaneous Revenue -            Palm Beach County, FL, Industrial Development
Entertainment &                    Rev. (South Florida Fair Project), MBIA,
Tourism - 1.2%                     5.5%, 2020                                             $1,000,000       $1,075,950
---------------------------------------------------------------------------------------------------------------------

Multi-Family Housing               Collier County, FL, Housing Finance Authority
Revenue - 2.8%                     Rev. (Goodlette Arms Housing Project), "A",
                                   FNMA, 4.9%, 2032                                         $500,000         $533,005
---------------------------------------------------------------------------------------------------------------------
                                   Florida Housing Finance Corp., Housing Rev.
                                   (Augustine Club Apartments), "D", MBIA, 5.5%, 2020        500,000          522,755
---------------------------------------------------------------------------------------------------------------------
                                   Florida Housing Finance Corp., Housing Rev.
                                   (Crossing At University Apartments), AMBAC,
                                   5.1%, 2018                                              1,180,000        1,200,202
---------------------------------------------------------------------------------------------------------------------
                                   Palm Beach County, FL, Housing Finance Rev.
                                   (Westlake Apartments Project), Phase II, FSA,
                                   4.3%, 2012                                                155,000          157,111
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $2,413,073
---------------------------------------------------------------------------------------------------------------------
Sales & Excise Tax                 Escambia County, FL, Sales Tax Rev., AMBAC, 5%,
Revenue - 4.2%                     2022                                                   $1,160,000       $1,218,916
---------------------------------------------------------------------------------------------------------------------
                                   Pasco County, FL, Sales Tax Rev., Half Central,
                                   AMBAC, 5%, 2023                                         1,000,000        1,047,880
---------------------------------------------------------------------------------------------------------------------
                                   Taylor County, FL, Sales Tax Rev., FGIC, 5.5%, 2020       500,000          541,495
---------------------------------------------------------------------------------------------------------------------
                                   Volusia County, FL, Tourist Development Tax
                                   Rev., FSA, 5%, 2034                                       815,000          842,710
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $3,651,001
---------------------------------------------------------------------------------------------------------------------
Single Family Housing -            Brevard County, FL, Housing Finance Authority,
Local - 3.3%                       "B", GNMA, 6.5%, 2022                                     $59,000          $59,185
---------------------------------------------------------------------------------------------------------------------
                                   Lee County, FL, Housing Finance Authority Rev.,
                                   "A", GNMA, 7%, 2031                                       180,000          182,945
---------------------------------------------------------------------------------------------------------------------
                                   Lee County, FL, Housing Finance Authority,
                                   Multi-County Program, "A", GNMA,
                                   7.2%, 2033                                                 60,000           60,243
---------------------------------------------------------------------------------------------------------------------
                                   Manatee County, FL, Housing Finance Mortgage
                                   Rev., Single Family, Subordinated, "3", GNMA,
                                   5.3%, 2028                                                130,000          133,596
---------------------------------------------------------------------------------------------------------------------
                                   Miami-Dade County, FL, Housing Finance Authority
                                   Rev. (Home Ownership Mortgage), "A", GNMA,
                                   5.2%, 2031                                                555,000          568,203
---------------------------------------------------------------------------------------------------------------------
                                   Palm Beach County, FL, Single Family Rev., "B",
                                   GNMA, 5.5%, 2022                                          375,000          376,155
---------------------------------------------------------------------------------------------------------------------
                                   Pinellas County, FL, Housing Finance Authority
                                   Rev., Multi-County Program, "A", GNMA, 5.45%, 2034        890,000          945,233
---------------------------------------------------------------------------------------------------------------------
                                   Pinellas County, FL, Housing Finance Authority
                                   Rev., Multi-County Program, "B", GNMA, 7.25%, 2029        140,000          141,823
---------------------------------------------------------------------------------------------------------------------
                                   Pinellas County, FL, Housing Finance Authority
                                   Rev., Multi-County Program, "B", GNMA, 6.2%, 2031         380,000          391,062
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $2,858,445
---------------------------------------------------------------------------------------------------------------------
Single Family Housing -            Florida Housing Finance Corp. Rev., Homeowner
State - 2.0%                       Mortgage, "4", FSA, 5.85%, 2031                          $685,000         $693,761
---------------------------------------------------------------------------------------------------------------------
                                   Florida Housing Finance Corp. Rev., Homeowner
                                   Mortgage, "5", 5%, 2034                                   990,000        1,029,442
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $1,723,203
---------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.2%         Delaware County, PA, Industrial Development
                                   Authority Rev., Resource Recovery Facilities
                                   (American Ref-Fuel Co.), "A", 6.2%, 2019                 $200,000         $207,022
---------------------------------------------------------------------------------------------------------------------

State & Local Agencies - 5.9%      Florida Municipal Loan Council Rev., "A", MBIA,
                                   5.625%, 2020                                           $1,000,000       $1,092,420
---------------------------------------------------------------------------------------------------------------------
                                   Florida Municipal Loan Council Rev., "B", MBIA,
                                   5.625%, 2019                                            1,000,000        1,098,020
---------------------------------------------------------------------------------------------------------------------
                                   Florida Municipal Loan Council Rev., "C", MBIA,
                                   5.25%, 2022                                             1,000,000        1,086,300
---------------------------------------------------------------------------------------------------------------------
                                   Palm Beach County, FL, School Board, "A", AMBAC,
                                   5.5%, 2011(++)                                            750,000          840,397
---------------------------------------------------------------------------------------------------------------------
                                   St. Augustine, FL, Capital Improvement Rev,
                                   AMBAC, 5%, 2029                                         1,000,000        1,037,480
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $5,154,617
---------------------------------------------------------------------------------------------------------------------
Tax - Other - 2.0%                 Orange County, FL, Tourist Development Tax Rev.,
                                   Subordinated, AMBAC, 5.25%, 2027                       $1,500,000       $1,584,300
---------------------------------------------------------------------------------------------------------------------
                                   Virgin Islands Public Finance Authority Rev.,
                                   "A", 5.25%, 2024                                          130,000          136,234
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $1,720,534
---------------------------------------------------------------------------------------------------------------------
Tax Assessment - 3.0%              Arbor Greene, FL, Community Development
                                   District, 5.75%, 2006                                     $56,000          $56,409
---------------------------------------------------------------------------------------------------------------------
                                   Concorde Estates Community Development District,
                                   Florida Capital Improvement Rev., "B", 5%, 2011           350,000          348,551
---------------------------------------------------------------------------------------------------------------------
                                   Fishawk Community Development District II, "B",
                                   5%, 2007                                                  110,000          110,665
---------------------------------------------------------------------------------------------------------------------
                                   Greyhawk Landing Community Development, Florida
                                   Special Assessment Rev., "B", 6.25%, 2009                 115,000          117,102
---------------------------------------------------------------------------------------------------------------------
                                   Heritage Harbour South Community, Development
                                   District Florida Rev., Capital Improvement, "B",
                                   5.4%, 2008                                                340,000          339,765
---------------------------------------------------------------------------------------------------------------------
                                   Heritage Isles, FL, Community Development
                                   District, "A", 5.75%, 2005                                210,000          210,004
---------------------------------------------------------------------------------------------------------------------
                                   Killarney, FL, Community Development District,
                                   "B", 5.125%, 2009                                         250,000          250,375
---------------------------------------------------------------------------------------------------------------------
                                   Lakes By The Bay South Community Development
                                   District, Florida Special Assessment, "B",
                                   5.3%, 2009                                                200,000          200,582
---------------------------------------------------------------------------------------------------------------------
                                   Middle Village Community Development District,
                                   Florida Special Assessment, "B", 5%, 2009                 200,000          199,748
---------------------------------------------------------------------------------------------------------------------
                                   Middle Village, FL, Community Development
                                   District Rev., "A", 5.8%, 2022                            100,000          101,549
---------------------------------------------------------------------------------------------------------------------
                                   Old Palm Community Development District, Special
                                   Assessment (Palm Beach Gardens), "B", 5.375%, 2014        200,000          200,274
---------------------------------------------------------------------------------------------------------------------
                                   Panther Trace, FL, Community Development
                                   District Rev., 5.4%, 2008                                 100,000          100,156
---------------------------------------------------------------------------------------------------------------------
                                   Panther Trace, FL, Community Development
                                   District Rev., "B", 6.5%, 2009                             35,000           35,560
---------------------------------------------------------------------------------------------------------------------
                                   Panther Trace, FL, Community Development
                                   District Rev., "B", 5%, 2010                              100,000          100,060
---------------------------------------------------------------------------------------------------------------------
                                   Parkway Center, FL, Community Development
                                   District Rev., "B", 5.625%, 2014                          100,000          100,629
---------------------------------------------------------------------------------------------------------------------
                                   Renaissance Community Development of Florida,
                                   "B", 6.25%, 2008                                          115,000          117,891
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $2,589,320
---------------------------------------------------------------------------------------------------------------------
Tobacco - 0.5%                     Iowa Tobacco Settlement Authority, Tobacco
                                   Settlement Rev., Asset Backed, "B", 5.3%, 2025           $250,000         $232,117
---------------------------------------------------------------------------------------------------------------------
                                   Louisiana Tobacco Settlement Financing Corp.,
                                   Asset Backed, "B", 5.875%, 2039                           250,000          246,945
---------------------------------------------------------------------------------------------------------------------
                                                                                                             $479,062
---------------------------------------------------------------------------------------------------------------------
Toll Roads - 5.0%                  Florida Turnpike Authority Rev., Department of
                                   Transportation, "A", 5.75%, 2018                       $2,000,000       $2,217,080
---------------------------------------------------------------------------------------------------------------------
                                   Lee County, FL, Transportation Facilities Rev.,
                                   "A", AMBAC, 5%, 2027                                    1,000,000        1,041,400
---------------------------------------------------------------------------------------------------------------------
                                   Miami-Dade County, FL, Expressway Authority,
                                   FGIC, 6%, 2010(++)                                      1,000,000        1,135,220
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $4,393,700
---------------------------------------------------------------------------------------------------------------------
Transportation - Special           Commonwealth of Puerto Rico, Highway &
Tax - 4.3%                         Transportation, ROLS, Railroad II R 227 1, MBIA,
                                   8.633%, 2020+(+)                                       $2,500,000       $3,262,400
---------------------------------------------------------------------------------------------------------------------
                                   St. Johns County, FL, Rev. Transportation
                                   Improvement, AMBAC, 5%, 2027                              500,000          518,905
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $3,781,305
---------------------------------------------------------------------------------------------------------------------
Universities -                     Florida Board Regents, Housing Rev. (University
Dormitories - 3.4%                 of Central Florida), FGIC, 5.25%, 2020                 $1,185,000       $1,283,936
---------------------------------------------------------------------------------------------------------------------
                                   Florida Board Regents, Housing Rev., MBIA,
                                   5.3%, 2020                                                610,000          660,484
---------------------------------------------------------------------------------------------------------------------
                                   Florida Finance Authority, Capital Loan
                                   Projects, "F", MBIA, 5.125%, 2021                       1,000,000        1,014,400
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $2,958,820
---------------------------------------------------------------------------------------------------------------------
Utilities - Investor               Brazos River Authority, TX, Pollution Control
Owned - 0.8%                       Rev. (TXU Energy Co.), "B", 6.3%, 2032                   $120,000         $127,463
---------------------------------------------------------------------------------------------------------------------
                                   Brazos River Authority, TX, Pollution Control
                                   Rev. (TXU Energy Co.), "C", 6.75%, 2038                   215,000          232,178
---------------------------------------------------------------------------------------------------------------------
                                   Pennsylvania Economic Development Financing
                                   Authority Rev. (Reliant Energy Seward), "A",
                                   6.75%, 2036                                               150,000          159,965
---------------------------------------------------------------------------------------------------------------------
                                   Port Morrow, OR, Pollution Control Rev.
                                   (Portland General Electric), 5.2%, 2033                   200,000          209,812
---------------------------------------------------------------------------------------------------------------------
                                                                                                             $729,418
---------------------------------------------------------------------------------------------------------------------
Utilities - Municipal              Palm Coast, FL, Utility Systems Rev., MBIA,
Owned - 3.0%                       5%, 2024                                                 $250,000         $260,890
---------------------------------------------------------------------------------------------------------------------
                                   Port St. Lucie, FL, Utility Rev., Capital
                                   Appreciation, "A", FGIC, 0%, 2006(++)                   1,405,000          554,624
---------------------------------------------------------------------------------------------------------------------
                                   Port St. Lucie, FL, Utility Rev., MBIA, 5%, 2022        1,000,000        1,050,340
---------------------------------------------------------------------------------------------------------------------
                                   St. Lucie West, FL, Utility Rev., MBIA,
                                   5.25%, 2034                                               720,000          767,232
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $2,633,086
---------------------------------------------------------------------------------------------------------------------

Water & Sewer Utility Revenue -    Bay County, FL, Water Systems Rev., AMBAC,
14.9%                              5.625%, 2019                                           $1,000,000       $1,100,660
---------------------------------------------------------------------------------------------------------------------
                                   Florida Community Services Corp., AMBAC,
                                   5.5%, 2018                                              1,125,000        1,226,182
---------------------------------------------------------------------------------------------------------------------
                                   Indian Trace Development District, Florida
                                   Special Assessment (Water Management Special
                                   Benefit), MBIA, 5%, 2026                                  700,000          720,454
---------------------------------------------------------------------------------------------------------------------
                                   Lee County, FL, Industrial Development Authority
                                   (Bonita Springs Utilities Project), MBIA,
                                   6.05%, 2015                                             1,000,000        1,053,640
---------------------------------------------------------------------------------------------------------------------
                                   Miami Beach, FL, Stormwater Rev., FGIC,
                                   5.25%, 2020                                             1,000,000        1,068,740
---------------------------------------------------------------------------------------------------------------------
                                   Miami-Dade County, FL, Stormwater Utility Rev.,
                                   MBIA, 5%, 2028                                          1,000,000        1,040,680
---------------------------------------------------------------------------------------------------------------------
                                   Orlando, FL, Utilities Commission, Water &
                                   Electric Rev. "C", 5%, 2027                             1,000,000        1,033,410
---------------------------------------------------------------------------------------------------------------------
                                   Pinellas County, FL, Sewer Rev., FSA, 5%, 2032          1,500,000        1,547,085
---------------------------------------------------------------------------------------------------------------------
                                   Polk County, FL, Utility Systems Rev., "A",
                                   FGIC, 5%, 2030                                          1,000,000        1,035,140
---------------------------------------------------------------------------------------------------------------------
                                   Polk County, FL, Utility Systems Rev., FGIC,
                                   5%, 2023                                                1,000,000        1,047,170
---------------------------------------------------------------------------------------------------------------------
                                   Seminole County, FL, Water & Sewer Rev., MBIA,
                                   6%, 2019                                                  940,000        1,093,145
---------------------------------------------------------------------------------------------------------------------
                                   Tohopekaliga Water Authority, Florida Utility
                                   System Rev., "A", FSA, 5%, 2024                         1,000,000        1,043,560
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $13,009,866
---------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $79,894,379)                                                      $84,489,376
---------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.5%
---------------------------------------------------------------------------------------------------------------------
                                   Pinellas County, FL, Health Facilities Authority
                                   Rev., Pooled Hospital Loan Program, 2.3%, due 4/
                                   01/05, at Identified Cost                              $1,350,000       $1,350,000
---------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $81,244,379)                                                          $85,839,376
---------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.9%                                                                       1,624,699
---------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                       $87,464,075
---------------------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS 3/31/05                 MFS(R) GEORGIA MUNICIPAL BOND FUND
---------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.6%
---------------------------------------------------------------------------------------------------------------------
                                   ISSUER                                                 PAR AMOUNT          $ VALUE
---------------------------------------------------------------------------------------------------------------------
Airport & Port                     Atlanta, GA, Airport Passenger Facilities Rev.,
Revenue - 5.2%                     "J", FSA, 5%, 2029                                       $750,000         $771,502
---------------------------------------------------------------------------------------------------------------------
                                   Atlanta, GA, Airport Passenger Facilities Rev.,
                                   "J", 5%, 2034                                           1,250,000        1,278,950
---------------------------------------------------------------------------------------------------------------------
                                   Atlanta, GA, Airport Rev., "B", FSA, 5.25%, 2033        1,000,000        1,050,710
---------------------------------------------------------------------------------------------------------------------
                                   Augusta, GA, Airport Rev., "B", 5.35%, 2028               350,000          350,497
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $3,451,659
---------------------------------------------------------------------------------------------------------------------
General Obligations - General      Columbia County, GA (Courthouse Detention
Purpose - 4.1%                     Center), 5.625%, 2020                                  $1,490,000       $1,611,822
---------------------------------------------------------------------------------------------------------------------
                                   Macon Bibb County, GA, Urban Development Rev.
                                   (Bibb County Public Facilities Project),
                                   5.5%, 2022                                              1,000,000        1,083,680
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $2,695,502
---------------------------------------------------------------------------------------------------------------------
General Obligations -              Puerto Rico Municipal Finance Agency, RITES,
Improvement - 2.1%                 FSA, 9.137%, 2016+(+)                                    $500,000         $614,020
---------------------------------------------------------------------------------------------------------------------
                                   Suwanee, GA, MBIA, 5.25%, 2032                            750,000          786,780
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $1,400,800
---------------------------------------------------------------------------------------------------------------------
General Obligations -              Fayette County, GA, School District Rev., 0% to
Schools - 7.1%                     2010, 4.90% to 2024                                      $575,000         $435,344
---------------------------------------------------------------------------------------------------------------------
                                   Forsyth County, GA, School District, 6%, 2010(++)         750,000          851,280
---------------------------------------------------------------------------------------------------------------------
                                   Fulton County, GA, School District, 6.375%, 2010        2,000,000        2,272,020
---------------------------------------------------------------------------------------------------------------------
                                   Wilkes County, GA, School District, 5%, 2024            1,115,000        1,166,803
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $4,725,447
---------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -               Athens Clarke County, GA (United Catholic Health
Hospitals - 8.6%                   East Issue), 5.5%, 2032                                  $500,000         $517,875
---------------------------------------------------------------------------------------------------------------------
                                   Chatham County, GA, Hospital Authority Rev.
                                   (Memorial Health Medical Center), "A", 6%, 2017           350,000          379,515
---------------------------------------------------------------------------------------------------------------------
                                   Chatham County, GA, Hospital Authority Rev.,
                                   Hospital Improvement (Memorial Health
                                   University), "A", 5.375%, 2026                            200,000          206,816
---------------------------------------------------------------------------------------------------------------------
                                   Cobb County, GA, Hospital Authority Revolving,
                                   Refunding & Improvement Rev., Anticipation
                                   Certificates, AMBAC, 5.25%, 2023                          750,000          811,620
---------------------------------------------------------------------------------------------------------------------
                                   Coffee County, GA, Hospital Authority Rev.
                                   (Coffee Regional Medical Center, Inc.), 5%, 2026          350,000          347,368
---------------------------------------------------------------------------------------------------------------------
                                   Gainsville & Hall County, GA, Hospital Authority
                                   Rev. (Northeast Georgia Health System, Inc.),
                                   5.5%, 2031                                                500,000          514,055
---------------------------------------------------------------------------------------------------------------------
                                   Royston, GA, Hospital Authority Rev. (Ty Cobb
                                   Healthcare System, Inc.), 6.125%, 2009                    330,000          331,766
---------------------------------------------------------------------------------------------------------------------
                                   Tift County, GA, Hospital Authority Rev.,
                                   Anticipation Certificates, AMBAC, 5%, 2022              2,000,000        2,086,960
---------------------------------------------------------------------------------------------------------------------
                                   Valdosta & Lowdes County, GA, Hospital Authority
                                   Rev. (Southern Georgia Medical Center Project),
                                   AMBAC, 5.25%, 2027                                        500,000          527,660
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $5,723,635
---------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term     Fulton County, GA, Residential Care Facilities
Care - 2.0%                        (Canterbury Court), "A", 6.125%, 2034                    $150,000         $149,107
---------------------------------------------------------------------------------------------------------------------
                                   Richmond County, GA, Development Authority,
                                   Nursing Home Rev. (Beverly Enterprises Georgia,
                                   Inc.), 8.75%, 2011                                      1,190,000        1,194,617
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $1,343,724
---------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               Savannah, GA, Economic Development Authority,
Environmental Services - 0.8%      Solid Waste Disposal Rev. (Georgia Waste
                                   Management Project), "A", 5.5%, 2016                     $500,000         $519,570
---------------------------------------------------------------------------------------------------------------------

Industrial Revenue -               Cartersville, GA, Development Authority Waste
Other - 1.8%                       (Anheuser Busch Project), 5.95%, 2032                    $750,000         $797,820
---------------------------------------------------------------------------------------------------------------------
                                   De Kalb County, GA, Development Authority
                                   (General Motors Corp.), 6%, 2021                          250,000          252,495
---------------------------------------------------------------------------------------------------------------------
                                   Virgin Islands Public Finance Authority,
                                   Refinery Facilities Rev. (Hovensa Refinery),
                                   5.875%, 2022                                              160,000          169,600
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $1,219,915
---------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               Effingham County, GA, Development Authority,
Paper - 2.4%                       Solid Waste Disposal Rev. (Fort James),
                                   5.625%, 2018                                             $150,000         $153,192
---------------------------------------------------------------------------------------------------------------------
                                   Savannah, GA, Economic Development Authority
                                   Rev. (Stone Container Corp.), 7.4%, 2026                  300,000          300,123
---------------------------------------------------------------------------------------------------------------------
                                   Savannah, GA, Economic Development Pollution
                                   (Union Camp Corp.), 6.15%, 2017                         1,000,000        1,107,880
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $1,561,195
---------------------------------------------------------------------------------------------------------------------
Multi-Family Housing               Clayton County, GA, Housing Authority, Multi-
Revenue - 5.0%                     Family Housing Rev. (Vineyard Pointe), "A",
                                   GNMA, 5.5%, 2032                                         $995,000       $1,033,895
---------------------------------------------------------------------------------------------------------------------
                                   De Kalb County, GA, Housing Authority Multi-
                                   Family Housing Rev. (Castaways Apartments), "A",
                                   GNMA, 5.4%, 2029                                          595,000          615,712
---------------------------------------------------------------------------------------------------------------------
                                   Hinesville, GA, Leased Housing Corp., "A", FHA,
                                   6.7%, 2017                                                900,000          902,655
---------------------------------------------------------------------------------------------------------------------
                                   Savannah, GA, Housing Authority (Chatham Gardens
                                   Project), FNMA, 5.625%, 2031                              745,000          798,826
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $3,351,088
---------------------------------------------------------------------------------------------------------------------
Single Family Housing -            Georgia Housing & Finance Authority Rev.,
State - 5.6%                       5.5%, 2032                                             $1,000,000       $1,006,560
---------------------------------------------------------------------------------------------------------------------
                                   Georgia Housing & Finance Authority Rev., Single
                                   Family Mortgage, 5.2%, 2020                               350,000          350,364
---------------------------------------------------------------------------------------------------------------------
                                   Georgia Housing & Finance Authority Rev., Single
                                   Family Mortgage, "A", 5.6%, 2032                          740,000          746,971
---------------------------------------------------------------------------------------------------------------------
                                   Georgia Housing & Finance Authority Rev., Single
                                   Family Mortgage, "B", 6.05%, 2019                          70,000           70,673
---------------------------------------------------------------------------------------------------------------------
                                   Georgia Housing & Finance Authority Rev., Single
                                   Family Mortgage, "C", 5.8%, 2021                          750,000          770,745
---------------------------------------------------------------------------------------------------------------------
                                   Georgia Housing & Finance Authority Rev., Single
                                   Family Mortgage, "C", 5.1%, 2022                          750,000          755,617
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $3,700,930
---------------------------------------------------------------------------------------------------------------------
State & Agency -                   County Commissioners of Georgia Assoc., Leasing
Other - 2.5%                       Program, Rockdale County, GA (Public Purpose
                                   Project), AMBAC, 5.625%, 2020                            $500,000         $545,555
---------------------------------------------------------------------------------------------------------------------
                                   Fulton County, GA, Facilities Corp., Fulton
                                   County, GA (Public Purpose Project), AMBAC,
                                   5.9%, 2019                                              1,000,000        1,127,680
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $1,673,235
---------------------------------------------------------------------------------------------------------------------
State & Local Agencies - 2.8%      Clayton County, GA, Development Authority Rev.,
                                   "A", 6.25%, 2020                                         $500,000         $567,180
---------------------------------------------------------------------------------------------------------------------
                                   Dekalb County, GA, Public Safety & Judicial
                                   Facilities Authority Rev., 5%, 2029                       400,000          414,232
---------------------------------------------------------------------------------------------------------------------
                                   Fayette County, GA, Public Facilities Authority
                                   (Criminal Justice Center Project), 6.25%, 2010(++)        755,000          866,914
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $1,848,326
---------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.6%                 Virgin Islands Public Finance Authority Rev.,
                                   ASST GTY, 5.5%, 2018                                   $1,000,000       $1,067,540
---------------------------------------------------------------------------------------------------------------------

Tobacco - 0.6%                     Childrens Trust Fund, Settlement Rev., PR,
                                   5.375%, 2033                                             $380,000         $381,395
---------------------------------------------------------------------------------------------------------------------

Transportation - Special           Commonwealth of Puerto Rico Highway &
Tax - 1.0%                         Transportation Authority, "Y", 5.5%, 2036                $610,000         $662,741
---------------------------------------------------------------------------------------------------------------------

Universities - Colleges - 8.7%     Fulton County, GA (Morehouse College), AMBAC,
                                   6.25%, 2021                                              $980,000       $1,125,736
---------------------------------------------------------------------------------------------------------------------
                                   Fulton County, GA, Development Authority Rev.
                                   (Georgia Tech Foundation Funding), "A", 5%, 2031          265,000          271,649
---------------------------------------------------------------------------------------------------------------------
                                   Fulton County, GA, Development Authority Rev.
                                   (Georgia Tech Foundation), "A", 5.75%, 2017             1,000,000        1,112,440
---------------------------------------------------------------------------------------------------------------------
                                   Private Colleges & University Authority (Emory
                                   University), "A", 5.75%, 2016                           1,000,000        1,106,380
---------------------------------------------------------------------------------------------------------------------
                                   Private Colleges & University Authority (Emory
                                   University), "A", 5.75%, 2018                           1,000,000        1,112,100
---------------------------------------------------------------------------------------------------------------------
                                   Private Colleges & University Authority (Mercer
                                   University), 5.75%, 2021                                  500,000          538,505
---------------------------------------------------------------------------------------------------------------------
                                   Savannah, GA, Economic Development Authority
                                   Rev. (College of Art & Design, Inc.), ETM,
                                   6.2%, 2009(++)                                            500,000          538,550
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $5,805,360
---------------------------------------------------------------------------------------------------------------------
Universities -                     Georgia Private College & University Authority
Dormitories - 2.4%                 Rev. (Mercer Housing Corp.), "A", 6%, 2021               $500,000         $518,560
---------------------------------------------------------------------------------------------------------------------
                                   Marietta, GA, Development Authority Rev.,
                                   Student Housing (Southern Polytech University),
                                   "A", 6.25%, 2007(++)                                    1,000,000        1,098,640
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $1,617,200
---------------------------------------------------------------------------------------------------------------------
Utilities - Municipal              Burke County, GA, Development Authority
Owned - 6.2%                       Pollution Control Rev. (Georgia Power Co., Plant
                                   Vogtle), "1", 4.75%, 2034                                $500,000         $494,540
---------------------------------------------------------------------------------------------------------------------
                                   Georgia Municipal Electric Authority Power Rev.,
                                   "A", MBIA, 6.5%, 2020                                   1,250,000        1,549,363
---------------------------------------------------------------------------------------------------------------------
                                   Griffin, GA, Combined Public Utility Rev.,
                                   Refunding & Improvement, AMBAC, 5%, 2025                  500,000          523,520
---------------------------------------------------------------------------------------------------------------------
                                   Monroe County, GA, Pollution Control Rev.
                                   (Oglethorpe Power Corp.), "A", 6.8%, 2012               1,000,000        1,183,990
---------------------------------------------------------------------------------------------------------------------
                                   Summerville, GA, Public Utility Rev., Refunding
                                   & Improvement, 5.75%, 2026                                350,000          374,595
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $4,126,008
---------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility              Atlanta, GA, Water & Wastewater Rev., "A", MBIA,
Revenue - 26.1%                    5%, 2033                                                 $500,000         $513,155
---------------------------------------------------------------------------------------------------------------------
                                   Atlanta, GA, Water & Wastewater Rev., RITES,
                                   FGIC, 8.043%, 2016+(+)                                  4,000,000        5,084,720
---------------------------------------------------------------------------------------------------------------------
                                   Augusta, GA, Water & Sewer Rev., FSA, 5.25%, 2034       1,000,000        1,069,360
---------------------------------------------------------------------------------------------------------------------
                                   Clayton County, GA, Water Authority, Water &
                                   Sewer Rev., 6.25%, 2010(++)                             1,000,000        1,146,190
---------------------------------------------------------------------------------------------------------------------
                                   Columbia County, GA, Water & Sewer Rev., FGIC,
                                   6.25%, 2010(++)                                           470,000          535,692
---------------------------------------------------------------------------------------------------------------------
                                   Coweta County, GA, Development Authority Rev.
                                   (Newnan Water Sewer & Light Commission Project),
                                   AMBAC, 5.75%, 2016                                      1,000,000        1,103,120
---------------------------------------------------------------------------------------------------------------------
                                   De Kalb County, GA, Water & Sewer Rev.,
                                   5.125%, 2031                                            1,200,000        1,246,584
---------------------------------------------------------------------------------------------------------------------
                                   Fairburn, GA, Utility Rev., 5.75%, 2020                   500,000          544,695
---------------------------------------------------------------------------------------------------------------------
                                   Forsyth County, GA, Water & Sewer Authority,
                                   6.25%, 2010(++)                                         1,105,000        1,261,556
---------------------------------------------------------------------------------------------------------------------
                                   Fulton County, GA, Water & Sewer Rev., FGIC,
                                   6.375%, 2014                                              100,000          115,882
---------------------------------------------------------------------------------------------------------------------
                                   Fulton County, GA, Water & Sewer Rev., FGIC,
                                   ETM, 6.375%, 2014(++)                                   2,150,000        2,491,463
---------------------------------------------------------------------------------------------------------------------
                                   Gainesville, GA, Water & Sew Rev., FGIC,
                                   5.625%, 2019                                            1,000,000        1,094,670
---------------------------------------------------------------------------------------------------------------------
                                   Jackson County, GA, Water & Sewer Authority,
                                   "A", AMBAC, 5.75%, 2017                                 1,000,000        1,121,210
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $17,328,297
---------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $59,687,761)                                                      $64,203,567
---------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 2.5%
---------------------------------------------------------------------------------------------------------------------
                                   Atlanta, GA, Water & Wastewater Rev., "C",
                                   2.28%, due 4/01/05                                       $600,000         $600,000
---------------------------------------------------------------------------------------------------------------------
                                   Bay Area Toll Authority, California Toll Bridge
                                   Rev., "A", 2.22%, due 4/07/05                           1,000,000        1,000,000
---------------------------------------------------------------------------------------------------------------------
                                   Pinellas County, FL, Health Facilities Authority
                                   Rev., Pooled Hospital Loan Program, 2.3%,
                                   due 4/01/05                                               100,000          100,000
---------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes (Identified Cost, $1,700,000)                                             $1,700,000
---------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $61,387,761)                                                          $65,903,567
---------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.9%                                                                         565,932
---------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                       $66,469,499
---------------------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS 3/31/05                 MFS(R) MARYLAND MUNICIPAL BOND FUND
---------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.3%
---------------------------------------------------------------------------------------------------------------------
                                   ISSUER                                                PAR AMOUNT           $ VALUE
---------------------------------------------------------------------------------------------------------------------
Airport and Port                   Maryland Transportation Authority (Baltimore/
Revenue - 0.7%                     Washington International Airport), "A", AMBAC,
                                   5%, 2027                                              $1,000,000        $1,031,870
---------------------------------------------------------------------------------------------------------------------

General Obligations - General
Purpose - 5.1%                     Baltimore, MD, "B", 7.15%, 2009                       $2,120,000        $2,458,712
---------------------------------------------------------------------------------------------------------------------
                                   Baltimore, MD, UT, Public Improvement, "A",
                                   MBIA, 7%, 2009                                         1,000,000         1,158,060
---------------------------------------------------------------------------------------------------------------------
                                   Frederick County, MD, Public Facilities, 5.25%,
                                   2016                                                   2,000,000         2,149,000
---------------------------------------------------------------------------------------------------------------------
                                   Frederick County, MD, Public Facilities, 5.2%,
                                   2019                                                   1,700,000         1,840,063
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $7,605,835
---------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 16.0%                Anne Arundel County, MD, 5%, 2009(++)                 $2,000,000        $2,155,940
---------------------------------------------------------------------------------------------------------------------
                                   Howard County, MD, "B", 0%, 2008                       1,000,000           897,900
---------------------------------------------------------------------------------------------------------------------
                                   Howard County, MD, Consolidated Public
                                   Improvement, "A", 5.5%, 2008(++)                       1,000,000         1,078,920
---------------------------------------------------------------------------------------------------------------------
                                   Howard County, MD, Consolidated Public
                                   Improvement, "A", 5.5%, 2008(++)                       2,000,000         2,157,840
---------------------------------------------------------------------------------------------------------------------
                                   Montgomery County, MD, Consolidated Public
                                   Improvement, 5%, 2020                                  1,000,000         1,061,510
---------------------------------------------------------------------------------------------------------------------
                                   Montgomery County, MD, Consolidated Public
                                   Improvement, 5%, 2021                                    500,000           529,415
---------------------------------------------------------------------------------------------------------------------
                                   Prince George's County, MD, 0%, 2007                   5,110,000         4,765,688
---------------------------------------------------------------------------------------------------------------------
                                   Prince George's County, MD, Consolidated Public
                                   Improvement, "A", 5%, 2023                             2,000,000         2,113,260
---------------------------------------------------------------------------------------------------------------------
                                   Prince Georges County, MD, Unrefunded Balance,
                                   Public Improvement, FSA, 5.375%, 2015                     80,000            86,762
---------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Municipal Finance Agency, RITES,
                                   FSA, 8.129%, 2019+(+)                                  1,000,000         1,172,920
---------------------------------------------------------------------------------------------------------------------
                                   Washington Suburban Sanitation District,
                                   General Construction Rev., 5%, 2028                      980,000         1,017,916
---------------------------------------------------------------------------------------------------------------------
                                   Washington Suburban Sanitation District,
                                   General Construction Rev., 5%, 2027                      930,000           968,288
---------------------------------------------------------------------------------------------------------------------
                                   Washington Suburban Sanitation District,
                                   General Construction Rev., 5%, 2029                    1,025,000         1,062,966
---------------------------------------------------------------------------------------------------------------------
                                   Washington, MD, Suburban Sanitation District,
                                   General Construction, "A", 5.25%, 2005(++)               865,000           869,178
---------------------------------------------------------------------------------------------------------------------
                                   Worcester County, MD, Public Improvement,
                                   5.625%, 2010(++)                                       1,620,000         1,804,599
---------------------------------------------------------------------------------------------------------------------
                                   Worcester County, MD, Public Improvement,
                                   5.625%, 2010(++)                                       2,030,000         2,261,319
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $24,004,421
---------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -               Maryland Health & Higher Educational Facilities
Hospitals - 20.2%                  Authority Rev. (Adventist Healthcare), "A",
                                   5.75%, 2025                                           $1,000,000        $1,050,320
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Educational Facilities
                                   Authority Rev. (Anne Arundel Health Systems),
                                   "A", FSA, 5%, 2023                                     1,000,000         1,052,060
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Educational Facilities
                                   Authority Rev. (Anne Arundel Health Systems),
                                   "A", FSA, 5%, 2034                                     1,585,000         1,635,783
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Educational Facilities
                                   Authority Rev. (Calvert Health Systems),
                                   5.5%, 2039                                             1,000,000         1,037,300
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Educational Facilities
                                   Authority Rev. (Carroll County General
                                   Hospital), 6%, 2037                                    1,000,000         1,055,670
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Educational Facilities
                                   Authority Rev. (Doctors Community Hospital),
                                   5.5%, 2024                                             1,000,000           999,860
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Educational Facilities
                                   Authority Rev. (Frederick Memorial Hospital),
                                   5.125%, 2035                                           1,000,000           996,110
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Educational Facilities
                                   Authority Rev. (Frederick Memorial Hospital),
                                   FGIC, 5.25%, 2013                                      1,850,000         2,010,839
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Educational Facilities
                                   Authority Rev. (Good Samaritan Hospital), ETM,
                                   5.7%, 2009(++)                                         1,085,000         1,168,599
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Educational Facilities
                                   Authority Rev. (Johns Hopkins University),
                                   5%, 2021                                                 750,000           775,065
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Educational Facilities
                                   Authority Rev. (Lifebridge Health), "A",
                                   5.125%, 2034                                           1,000,000         1,017,230
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Educational Facilities
                                   Authority Rev. (Medalantic/Helix Issue), "B",
                                   AMBAC, 5.25%, 2038                                     1,500,000         1,648,980
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Educational Facilities
                                   Authority Rev. (Medstar Health), 5.5%, 2033              800,000          $828,352
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Educational Facilities
                                   Authority Rev. (Mercy Medical Center), FSA,
                                   5.625%, 2017                                           1,800,000         1,892,322
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Educational Facilities
                                   Authority Rev. (North Arundel Hospital),
                                   6.5%, 2026                                               500,000           566,125
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Educational Facilities
                                   Authority Rev. (Suburban Hospital), "A", 5.5%,
                                   2016                                                   1,000,000         1,090,630
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Educational Facilities
                                   Authority Rev. (Union Hospital of Cecil County
                                   Issue), 5.625%, 2032                                   1,000,000         1,041,180
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Educational Facilities
                                   Authority Rev. (University of Maryland Medical
                                   Systems), 6.625%, 2020                                 1,000,000         1,128,990
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Educational Facilities
                                   Authority Rev. (University of Maryland Medical
                                   Systems), "B", AMBAC, 5%, 2024                         1,000,000         1,050,190
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Educational Facilities
                                   Authority Rev. (Upper Chesapeake Hospital),
                                   "A", FSA, 5.5%, 2020                                   2,000,000         2,117,360
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Educational Facilities
                                   Rev. (Helix Health Issue), AMBAC, ETM, 5%, 2027
                                   (++)                                                   2,500,000         2,641,675
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Industrial Development Authority,
                                   Economic Development Rev., RIBS, FSA,
                                   10.058%, 2022(+)                                       1,400,000         1,917,272
---------------------------------------------------------------------------------------------------------------------
                                   Maryland State Health & Higer Educational
                                   Facilities Authority Rev. (Catholic Health),
                                   "A", 6%, 2020                                            245,000           274,221
---------------------------------------------------------------------------------------------------------------------
                                   Maryland State Health & Higher Educational
                                   Facilities Authority Rev. (Catholic Health),
                                   ETM, "A", 6%, 2020(++)                                   755,000           847,140
---------------------------------------------------------------------------------------------------------------------
                                   Montgomery County, MD, Economic Development
                                   (Trinity Healthcare Group), 5.125%, 2022                 500,000           518,355
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $30,361,628
---------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term     Maryland Health & Higher Educational Facilities
Care - 1.0%                        Authority Rev. (Bradford Oaks Nursing &
                                   Rehabilitation Center), 6.375%, 2027                  $1,000,000        $1,005,470
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Educational Facilities
                                   Authority Rev. (Mercy Ridge), "A", 6%, 2035              150,000           153,114
---------------------------------------------------------------------------------------------------------------------
                                   Westminster, MD, Economic Development Rev.
                                   (Carroll Lutheran Village), "A", 6.25%, 2034             400,000           410,968
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $1,569,552
---------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               Baltimore, MD, Port Facilities Rev.,
Chemicals - 1.1%                   Consolidated Coal Sales, "B", 6.5%, 2011              $1,500,000        $1,607,715
---------------------------------------------------------------------------------------------------------------------

Industrial Revenue -               Northeast Maryland Waste Disposal Authority,
Environmental Services - 0.5%      Resources Recovery Rev. (Baltimore Resco
                                   Retrofit Project), 5%, 2012                             $690,000          $698,977
---------------------------------------------------------------------------------------------------------------------

Industrial Revenue -               Virgin Islands Public Finance Authority,
Other - 0.3%                       Refinery Facilities Rev. (Hovensa Refinery),
                                   5.875%, 2022                                            $375,000          $397,500
---------------------------------------------------------------------------------------------------------------------

Miscellaneous Revenue -            Maryland Industrial Development Authority,
Entertainment &                    Economic Development (Baltimore Aquarium
Tourism - 0.7%                     Project), 5.2%, 2026                                  $1,000,000        $1,041,860
---------------------------------------------------------------------------------------------------------------------

Miscellaneous Revenue -            Harford County MD, Economic Development Rev.
Other - 3.1%                       (Battelle Memorial Institute Project), 5.25%, 2034    $1,600,000        $1,665,088
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Industrial Authority, Economic
                                   Development Rev. (YMCA Baltimore), 8%, 2006(++)        2,825,000         3,070,606
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $4,735,694
---------------------------------------------------------------------------------------------------------------------
Multi-Family Housing               Baltimore, MD, City Housing Corp. Rev., "A",
Revenue - 4.9%                     FHA, 7.25%, 2023                                      $1,065,000        $1,069,249
---------------------------------------------------------------------------------------------------------------------
                                   Baltimore, MD, City Housing Corp. Rev., FHA,
                                   7.75%, 2009                                              505,000           502,642
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Community Development Administration
                                   (Waters Landing II Apartments), "A", GNMA,
                                   5.875%, 2033                                           1,500,000         1,576,335
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Community Development Administration,
                                   "A", 5%, 2034                                            940,000           934,210
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Community Development Administration,
                                   "A", 5.1%, 2044                                        1,000,000           989,870
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Community Development Administration,
                                   Housing, "D", 5%, 2032                                 1,000,000           986,740
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Community Development Administration,
                                   Multi-Family Housing Insured Mortgage, "B",
                                   5.6%, 2032                                             1,250,000         1,291,325
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $7,350,371
---------------------------------------------------------------------------------------------------------------------
Parking - 1.0%                     Maryland Health & Higher Educational Facilities
                                   Authority Rev. (Johns Hopkins Medical
                                   Institutions), AMBAC, 5%, 2034                        $1,500,000        $1,564,155
---------------------------------------------------------------------------------------------------------------------

Single Family Housing -            Prince George's County, MD, Housing, Single
Local - 0.4%                       Family Collateral, "A", 7.4%, 2032                      $120,000          $120,714
---------------------------------------------------------------------------------------------------------------------
                                   Prince George's County, MD, Housing, Single
                                   Family Collateral, "A", GNMA,
                                   5.6%, 2034                                               170,000           173,922
---------------------------------------------------------------------------------------------------------------------
                                   Prince George's County, MD, Housing, Single
                                   Family Step Coupon, "A", GNMA, 5.375%, 2018              300,000           307,005
---------------------------------------------------------------------------------------------------------------------
                                                                                                             $601,641
---------------------------------------------------------------------------------------------------------------------
Single Family Housing -            Maryland Community Development Administration,
State - 4.1%                       Housing, "A", 5.875%, 2016                            $1,280,000        $1,325,504
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Community Development Administration,
                                   Residential, "B", 4.75%, 2019                          1,500,000         1,501,890
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Community Development Administration,
                                   Single Family Program, First Series, 5.15%, 2018       2,000,000         2,028,780
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Community Development Administration,
                                   Single Family Program, Second Series, 4.5%, 2024         820,000           829,643
---------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Housing Finance Authority, Home
                                   Mortgage Rev., Mortgage Backed Securities, "A",
                                   4.75%, 2023                                              180,000           181,228
---------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Housing Finance Authority, Mortgage
                                   Backed Securities, "A", 4.375%, 2017                     305,000           306,327
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $6,173,372
---------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.8%         Northeast Maryland Waste Disposal Authority,
                                   Solid Waste Rev., 6%, 2006                            $1,100,000        $1,137,191
---------------------------------------------------------------------------------------------------------------------

State & Agency -
Other - 5.4%                       Howard County, MD, COP, 8%, 2019                        $680,000          $958,310
---------------------------------------------------------------------------------------------------------------------
                                   Howard County, MD, COP, 8%, 2019                         805,000         1,134,470
---------------------------------------------------------------------------------------------------------------------
                                   Howard County, MD, COP, 8%, 2019                         385,000           542,573
---------------------------------------------------------------------------------------------------------------------
                                   Howard County, MD, COP, 8.15%, 2021                      450,000           647,685
---------------------------------------------------------------------------------------------------------------------
                                   Prince George's County, MD, COP, "A", MBIA,
                                   0%, 2005                                               2,495,000         2,481,302
---------------------------------------------------------------------------------------------------------------------
                                   Prince George's County, MD, COP, "A", MBIA,
                                   0%, 2006                                               2,490,000         2,407,930
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $8,172,270
---------------------------------------------------------------------------------------------------------------------

State & Local Agencies - 4.2%      Maryland Stadium Authority, Lease Rev.
                                   (Convention Center Expansion), AMBAC, 5.875%, 2012    $1,000,000        $1,025,980
---------------------------------------------------------------------------------------------------------------------
                                   Prince George's County, MD, Lease Development
                                   Authority Rev., MBIA, 0%, 2009                         1,500,000         1,293,345
---------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Public Finance Corp., Commonwealth
                                   Appropriation, "E", 5.7%, 2010(++)                     1,235,000         1,370,146
---------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Public Finance Corp., RITES, AMBAC,
                                   7.839%, 2010+(+)                                         500,000           620,180
---------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Public Finance Corp., RITES, AMBAC,
                                   7.839%, 2016+(+)                                       1,520,000         1,927,360
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $6,237,011
---------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.4%                 Virgin Islands Public Finance Authority Rev.,
                                   "A", 5.5%, 2022                                       $1,000,000        $1,051,760
---------------------------------------------------------------------------------------------------------------------
                                   Virgin Islands Public Finance Authority Rev.,
                                   "E", 5.875%, 2018                                      1,000,000         1,030,930
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $2,082,690
---------------------------------------------------------------------------------------------------------------------
Tax Assessment - 1.1%              Anne Arundel County, MD, Special Obligations
                                   (Arundel Mills Project), 5.125%, 2029                 $1,555,000        $1,632,501
---------------------------------------------------------------------------------------------------------------------

Tobacco - 0.6%                     Childrens Trust Fund, Settlement Rev., PR,
                                   5.375%, 2033                                            $240,000          $240,881
---------------------------------------------------------------------------------------------------------------------
                                   Guam Economic Development Authority, Tobacco
                                   Settlement, "B", 5.5%, 2041                              400,000           384,916
---------------------------------------------------------------------------------------------------------------------
                                   Virgin Islands Tobacco Settlement Financing
                                   Corp., 5%, 2021                                          250,000           242,618
---------------------------------------------------------------------------------------------------------------------
                                                                                                             $868,415
---------------------------------------------------------------------------------------------------------------------
Toll Roads - 1.1%                  Maryland State Transportation Authority,
                                   Project Facilities Rev., FSA, 5%, 2034                $1,540,000        $1,599,937
---------------------------------------------------------------------------------------------------------------------

Universities - Colleges - 10.5%    Annapolis, MD, Economic Development Rev. (St.
                                   John's College), 5.5%, 2018                             $750,000          $780,592
---------------------------------------------------------------------------------------------------------------------
                                   Anne Arundel County, MD, Economic Development
                                   (Community College Project), 5.25%, 2028               1,600,000         1,683,600
---------------------------------------------------------------------------------------------------------------------
                                   Frederick County, MD, Educational Facilities
                                   Rev. (Mount St. Mary's College), "A", 5.7%, 2020         850,000           886,677
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Educational Facilities
                                   Authority Rev. (Goucher College), 5.375%, 2025           500,000           529,635
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Educational Facilities
                                   Authority Rev. (Johns Hopkins University),
                                   5.625%, 2027                                           1,400,000         1,466,696
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Educational Facilities
                                   Authority Rev. (Johns Hopkins University), "A",
                                   5%, 2032                                               2,000,000         2,061,060
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Educational Facilities
                                   Authority Rev. (Loyola College), "A", MBIA,
                                   5.5%, 2016                                             3,000,000         3,172,140
---------------------------------------------------------------------------------------------------------------------
                                   Morgan State University, MD, Academic, "A",
                                   MBIA, ETM, 0%, 2006(++)                                1,135,000         1,097,239
---------------------------------------------------------------------------------------------------------------------
                                   Morgan State University, MD, Academic, "A",
                                   MBIA, ETM, 0%, 2008(++)                                1,400,000         1,263,206
---------------------------------------------------------------------------------------------------------------------
                                   Morgan State University, MD, Academic, MBIA,
                                   6.05%, 2015                                            1,500,000         1,720,365
---------------------------------------------------------------------------------------------------------------------
                                   Westminster, MD, Educational Facilities Rev.
                                   (McDaniel College), 5.5%, 2032                         1,000,000         1,035,960
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $15,697,170
---------------------------------------------------------------------------------------------------------------------
Universities -                     Maryland Economic Development Corp. (Morgan
Dormitories - 3.3%                 State University Project), "A", 6%, 2034              $1,000,000        $1,029,900
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Economic Development Corp. (University
                                   of Maryland College Park Project), AMBAC, 5%, 2019     1,850,000         1,944,887
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Economic Development Corp., Collegiate
                                   Housing (Salisbury), "A", 6%, 2019                     1,000,000         1,043,200
---------------------------------------------------------------------------------------------------------------------
                                   Maryland Economic Development Corp., Collegiate
                                   Housing Rev. (Towson University), "A", 5.75%, 2029     1,000,000         1,003,510
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $5,021,497
---------------------------------------------------------------------------------------------------------------------

Utilities - Municipal              Guam Power Authority Rev., RITES, AMBAC,
Owned - 4.0%                       7.577%, 2015+(+)                                      $1,680,000        $1,936,670
---------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Electric Power Authority Rev.,
                                   "NN", 5.125%, 2024                                     1,500,000         1,563,840
---------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Electric Power Authority Rev.,
                                   "RR", XLCA, 5%, 2030                                     850,000           883,091
---------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Electric Power Authority Rev.,
                                   RITES, FSA, 7.559%, 2015+(+)                           1,400,000         1,570,450
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $5,954,051
---------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue -    Baltimore, MD, Project Rev. (Wastwater
5.8%                               Projects), "A", FGIC, 5%, 2033                        $1,095,000        $1,133,796
---------------------------------------------------------------------------------------------------------------------
                                   Baltimore, MD, Project Revenue., Refunding
                                   Water Projects, "A", FGIC, 5.125%, 2032                1,000,000         1,045,090
---------------------------------------------------------------------------------------------------------------------
                                   Baltimore, MD, Rev., LEVRRS, MBIA, 8.77%, 2020(+)      3,000,000         3,941,640
---------------------------------------------------------------------------------------------------------------------
                                   Baltimore, MD, Wastewater Rev. Project, "A",
                                   MBIA, 5.65%, 2020                                      2,000,000         2,313,880
---------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Aqueduct & Sewer Authority Rev.,
                                   ETM, 10.25%, 2009(++)                                    290,000           340,274
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $8,774,680
---------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $135,924,080)                                                    $145,922,004
---------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 4.3%
---------------------------------------------------------------------------------------------------------------------
                                   Bay Area Toll Authority, California Toll Bridge
                                   Rev., "A", 2.22%, due 4/07/05                         $2,200,000        $2,200,000
---------------------------------------------------------------------------------------------------------------------
                                   Bell County, TX, Health Facilities Development
                                   Corp. Rev. (Scott & White Memorial Hospital),
                                   2.3%, due 4/01/05                                      1,300,000         1,300,000
---------------------------------------------------------------------------------------------------------------------
                                   Harris County, TX, Health Facilities
                                   Development Corp., Special Facilities Rev.
                                   (Texas Medical Center), MBIA, 2.3%, due 4/01/05          100,000           100,000
---------------------------------------------------------------------------------------------------------------------
                                   Irvine, CA, Improvement Building Act 1915,
                                   2.28%, due 4/06/05                                     1,000,000         1,000,000
---------------------------------------------------------------------------------------------------------------------
                                   New York City, NY, "A-4", 2.28%, due 4/01/05           1,300,000         1,300,000
---------------------------------------------------------------------------------------------------------------------
                                   New York City, NY, Municipal Water & Sewer
                                   Finance Authority Rev., 2.28%, due 4/01/05               300,000           300,000
---------------------------------------------------------------------------------------------------------------------
                                   San Francisco, CA, City & County Financial
                                   Corp., Lease Rev. (Moscone Center Expansion),
                                   2.28%, due 4/07/05                                       200,000           200,000
---------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes (Identified Cost, $6,400,000)                                             $6,400,000
---------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $142,324,080)                                                        $152,322,004
---------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (1.6)%                                                                    (2,345,704
---------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                      $149,976,300
---------------------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS 3/31/05                 MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
---------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.3%
---------------------------------------------------------------------------------------------------------------------
                                   ISSUER                                                PAR AMOUNT           $ VALUE
---------------------------------------------------------------------------------------------------------------------
Airport & Port
Revenue - 3.3%                     Massachusetts Port Authority Rev., 6.125%, 2017       $1,460,000        $1,627,477
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Port Authority Rev., "A", FSA,
                                   5.125%, 2017                                           1,275,000         1,357,556
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Port Authority Rev., "A", MBIA,
                                   5%, 2033                                               3,000,000         3,058,620
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Port Authority Rev., "C", 6%, 2015       1,000,000         1,111,160
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Port Authority Rev., ETM,
                                   13%, 2013(++)                                            705,000         1,001,572
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $8,156,385
---------------------------------------------------------------------------------------------------------------------
General Obligations - General
Purpose - 14.1%                    Boston, MA, "A", 5.75%, 2010(++)                      $3,645,000        $4,043,362
---------------------------------------------------------------------------------------------------------------------
                                   Brookline, MA, 5.375%, 2019                            1,800,000         1,966,662
---------------------------------------------------------------------------------------------------------------------
                                   Commonwealth of Massachusetts, 5.875%, 2009(++)        1,000,000         1,111,660
---------------------------------------------------------------------------------------------------------------------
                                   Commonwealth of Massachusetts, "B", 5.25%, 2028        2,500,000         2,745,950
---------------------------------------------------------------------------------------------------------------------
                                   Commonwealth of Massachusetts, FGIC, ETM,
                                   7%, 2009(++)                                           1,150,000         1,282,238
---------------------------------------------------------------------------------------------------------------------
                                   Greater Lawrence, MA, San District, MBIA,
                                   5.625%, 2020                                           1,640,000         1,800,589
---------------------------------------------------------------------------------------------------------------------
                                   Lynn, MA, AMBAC, 5.125%, 2018                          3,690,000         3,916,898
---------------------------------------------------------------------------------------------------------------------
                                   Mansfield, MA, FSA, 5.375%, 2017                       1,170,000         1,272,246
---------------------------------------------------------------------------------------------------------------------
                                   Middleborough, MA, FGIC, 5.6%, 2014                       75,000            82,297
---------------------------------------------------------------------------------------------------------------------
                                   Salisbury, MA, MBIA, MBIA, 5.25%, 2031                 2,790,000         2,976,372
---------------------------------------------------------------------------------------------------------------------
                                   State of Massachusetts, Capital Appreciation
                                   Consolidated Loan, "C", ETM, 0%, 2005(++)              2,000,000         1,966,040
---------------------------------------------------------------------------------------------------------------------
                                   State of Massachusetts, Consolidated Loan, "A",
                                   6%, 2010(++)                                           3,000,000         3,365,280
---------------------------------------------------------------------------------------------------------------------
                                   State of Massachusetts, Consolidated Loan, "B",
                                   5.75%, 2010(++)                                        1,000,000         1,113,730
---------------------------------------------------------------------------------------------------------------------
                                   State of Massachusetts, Consolidated Loan, "C",
                                   5.75%, 2010(++)                                        1,500,000         1,668,000
---------------------------------------------------------------------------------------------------------------------
                                   Sutton, MA, MBIA, 5.5%, 2017                           1,000,000         1,092,510
---------------------------------------------------------------------------------------------------------------------
                                   Sutton, MA, MBIA, 5.5%, 2019                           1,000,000         1,088,690
---------------------------------------------------------------------------------------------------------------------
                                   Westford, MA, FGIC, 5.25%, 2020                        2,250,000         2,422,013
---------------------------------------------------------------------------------------------------------------------
                                   Weymouth, MA, MBIA, 5.375%, 2020                       1,250,000         1,344,663
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $35,259,200
---------------------------------------------------------------------------------------------------------------------
General Obligations -              Massachusetts Bay Transportation Authority,
Improvement - 5.6%                 RITES, 9.380%, 2016+(+)                               $4,835,000        $6,425,038
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Bay Transportation Authority,
                                   Unrefunded Balance "A", 5.75%, 2018                      320,000           353,043
---------------------------------------------------------------------------------------------------------------------
                                   Maynard, MA, MBIA, 5.5%, 2021                          1,000,000         1,103,870
---------------------------------------------------------------------------------------------------------------------
                                   Springfield, MA, FSA, 6.25%, 2019                      2,600,000         2,934,204
---------------------------------------------------------------------------------------------------------------------
                                   Worcester, MA, "A", FSA, 6%, 2016                      2,955,000         3,318,229
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $14,134,384
---------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 4.6%                     Belmont, MA, 5%, 2015                                 $2,165,000        $2,214,882
---------------------------------------------------------------------------------------------------------------------
                                   Dudley-Charlton, MA, Regional School District,
                                   RITES, FGIC, 7.566%, 2015+(+)                          1,365,000         1,659,294
---------------------------------------------------------------------------------------------------------------------
                                   Dudley-Charlton, MA, Regional School District,
                                   RITES, FGIC, 7.566%, 2016+(+)                          1,430,000         1,749,062
---------------------------------------------------------------------------------------------------------------------
                                   Dudley-Charlton, MA, Regional School District,
                                   RITES, FGIC, 7.566%, 2018+(+)                          1,565,000         1,928,299
---------------------------------------------------------------------------------------------------------------------
                                   Narragansett, MA, Regional School District,
                                   AMBAC, 6%, 2019                                        1,720,000         1,930,322
---------------------------------------------------------------------------------------------------------------------
                                   Tantasquama, MA, Regional School District, FSA,
                                   5.375%, 2016                                           2,000,000         2,186,060
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $11,667,919
---------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -               Massachusetts Development Finance Agency,
Hospitals - 9.9%                   Massachusetts Biomedical Research, "C",
                                   6.375%, 2016                                             $50,000           $55,662
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Educational Facilities
                                   Authority Rev. (Baystate Medical Center), "F",
                                   5.75%, 2033                                            2,000,000         2,096,180
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Educational Facilities
                                   Authority Rev. (Berkshire Health Systems),
                                   6.25%, 2031                                            1,350,000         1,429,245
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Educational Facilities
                                   Authority Rev. (Caritas Christi), 6.5%, 2012             500,000           548,535
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Educational Facilities
                                   Authority Rev. (Caritas Christi), "B", 6.25%, 2022        20,000            21,185
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Educational Facilities
                                   Authority Rev. (Covenant Health Systems, Inc.),
                                   6.5%, 2017                                                75,000            82,714
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Educational Facilities
                                   Authority Rev. (Covenant Health Systems, Inc.),
                                   6%, 2031                                               1,000,000         1,048,480
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Educational Facilities
                                   Authority Rev. (Jordan Hospital), 5.25%, 2018          1,330,000         1,241,143
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Educational Facilities
                                   Authority Rev. (Milford Whitinsville Hospital),
                                   6.35%, 2032                                               50,000            52,587
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Educational Facilities
                                   Authority Rev. (Milford-Whitinsville Regional
                                   Hospital), "C", 5.25%, 2018                            1,500,000         1,456,605
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Educational Facilities
                                   Authority Rev. (Milton Hospital), "C", 5.5%, 2016        800,000           807,912
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Educational Facilities
                                   Authority Rev. (New England Medical Center
                                   Hospital), "H", FGIC, 5.375%, 2018                     1,000,000         1,084,970
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Educational Facilities
                                   Authority Rev. (New England Medical Center
                                   Hospital), "H", FGIC, 5.375%, 2019                       815,000           885,832
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Educational Facilities
                                   Authority Rev. (Newton Wellesley Hospital),
                                   "G", MBIA, 6.125%, 2015                                1,000,000         1,081,050
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Educational Facilities
                                   Authority Rev. (North Adams Regional Hospital),
                                   6.625%, 2018                                             475,000           483,284
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Educational Facilities
                                   Authority Rev. (Partners Healthcare Systems),
                                   5.75%, 2021                                              100,000           109,022
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Educational Facilities
                                   Authority Rev. (Partners Healthcare Systems),
                                   "A", MBIA, 5.375%, 2018                                2,000,000         2,106,900
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Educational Facilities
                                   Authority Rev. (South Shore Hospital), "F",
                                   5.625%, 2019                                           2,000,000         2,076,460
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Educational Facilities
                                   Authority Rev. (University of Massachusetts
                                   Memorial Hospital), 6.5%, 2021                         1,000,000         1,086,140
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Educational Facilities
                                   Authority Revenue (New England Medical Center
                                   Hospital), "H", FGIC, 5%, 2025                         1,135,000         1,172,648
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Higher Educational
                                   Facilities Authority Rev., Catholic Health East
                                   Issue, 5.5%, 2032                                      1,575,000         1,626,266
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Industrial Finance Agency Rev.,
                                   Capital Appreciation (Mass Biomedical
                                   Research), "A", 0%, 2010                               5,300,000         4,272,595
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $24,825,415
---------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term     Boston, MA, Industrial Development Finance
Care - 1.0%                        Authority, Alzheimers Center Project, FHA,
                                   5.5%, 2012                                              $240,000          $253,202
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Development Finance Agency Rev.,
                                   First Mortgage Loomis Communities Project, "A",
                                   6.9%, 2032                                               530,000           564,185
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Industrial Finance Agency Rev.
                                   (Beverly Enterprises), 8.375%, 2009                    1,725,000         1,726,604
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Industrial Finance Agency Rev.
                                   (Evanswood 1st Mortgage), "A", 7.625%, 2014*             496,655                 0
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $2,543,991
---------------------------------------------------------------------------------------------------------------------
Human Services - 0.4%              Massachusetts Health & Educational Facilities
                                   Authority Rev. (Learning Center for Deaf
                                   Children), 6.1%, 2019                                 $1,000,000        $1,009,780
---------------------------------------------------------------------------------------------------------------------

Industrial Revenue -               Massachusetts Port Authority Rev. (Delta Air
Airlines - 2.1%                    Lines, Inc.), "A", AMBAC, 5.5%, 2019                  $2,000,000        $2,087,820
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Port Authority Rev. (U.S.
                                   Airways), MBIA, 5.875%, 2016                           1,900,000         2,000,966
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Port Authority Rev., Special
                                   Facilities (U.S. Airways), "A", MBIA, 5.625%, 2011     1,140,000         1,192,520
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $5,281,306
---------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               Massachusetts Development Finance Agency Rev.
Environmental Services - 0.8%      (Waste Management, Inc.), 5.5%, 2027                    $750,000          $781,853
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Development Finance Agency Rev.,
                                   Resource Recovery Rev. (Waste Management,
                                   Inc.), 6.9%, 2029                                      1,000,000         1,114,110
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $1,895,963
---------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               Massachusetts Development Finance Agency Rev.,
Other - 1.8%                       Resource Recovery Rev. (Flour Corp.),
                                   5.625%, 2019                                          $1,675,000        $1,755,048
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Industrial Finance Agency Rev.
                                   (Welch Foods, Inc.), 5.6%, 2017                        2,100,000         2,257,815
---------------------------------------------------------------------------------------------------------------------
                                   Virgin Islands Public Finance Authority,
                                   Refinery Facilities Rev. (Hovensa Refinery),
                                   5.875%, 2022                                             595,000           630,700
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $4,643,563
---------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -            Martha's Vineyard, MA, Land Bank Rev., AMBAC,
Other - 1.6%                       5%, 2029                                                $785,000          $812,169
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Development Finance Agency Rev.,
                                   (WHGH Educational Foundation), "A", AMBAC,
                                   5.375%, 2042                                           3,000,000         3,161,910
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $3,974,079
---------------------------------------------------------------------------------------------------------------------
Multi-Family Housing               Massachusetts Development Finance Agency
Revenue - 4.0%                     (Morville House Apartments), "A" LOC, 4.95%, 2023     $2,500,000        $2,474,575
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Development Finance Agency Rev.
                                   (Credit Housing-Chelsea Homes), "I-A", 5%, 2024        1,185,000         1,171,739
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Housing Finance Agency Rev., "F",
                                   5.125%, 2034                                             720,000           722,196
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Housing Finance Agency Rev., "P",
                                   5%, 2023                                               1,240,000         1,235,449
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Housing Finance Agency Rev., "P",
                                   5.1%, 2033                                             1,565,000         1,562,543
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Housing Finance Agency Rev., "P",
                                   5.2%, 2045                                             1,445,000         1,404,453
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Housing Finance Agency, Housing
                                   Rev., Rental Mortgage, "A", AMBAC, 5.7%, 2020          1,515,000         1,546,012
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $10,116,967
---------------------------------------------------------------------------------------------------------------------
Parking - 0.5%                     Rail Connections, Inc., Massachusetts Rev. (Rte
                                   128 Parking Garage), "A", 6%, 2009(++)                  $450,000          $507,609
---------------------------------------------------------------------------------------------------------------------
                                   Rail Connections, Inc., Massachusetts Rev. (Rte
                                   128 Parking Garage), "A", 6%, 2009(++)                   500,000           564,010
---------------------------------------------------------------------------------------------------------------------
                                   Rail Connections, Inc., Massachusetts Rev. (Rte
                                   128 Parking Garage), "A", 6%, 2009(++)                   250,000           282,005
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $1,353,624
---------------------------------------------------------------------------------------------------------------------

Sales & Excise Tax                 Route 3 North Transportation Improvement
Revenue - 0.7%                     Associates, MBIA, 5.625%, 2010(++)                    $1,500,000        $1,666,665
---------------------------------------------------------------------------------------------------------------------

Single Family Housing -            Massachusetts Housing Finance Agency, Single
State - 1.5%                       Family Housing Rev., "102",
                                   5%, 2029                                              $1,500,000        $1,493,655
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Housing Finance Agency, Single
                                   Family Housing Rev., "51", MBIA, 6.35%, 2022             440,000           450,916
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Housing Finance Agency, Single
                                   Family Housing Rev., "79", FSA, 5.85%, 2021              210,000           216,439
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Housing Finance Agency, Single
                                   Family Housing Rev., "91", 5.5%, 2031                  1,265,000         1,273,197
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Housing Finance Agency, Single
                                   Family Housing Rev., "93", 5.05%, 2020                   265,000           266,797
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $3,701,004
---------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.5%         Massachusetts Development Finance Agency Rev.
                                   (Ogden Haverhill Associates), 6.7%, 2014                $600,000          $636,756
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Development Finance Agency Rev.,
                                   Semass Systems, "B", MBIA, 5.625%, 2016                1,125,000         1,234,305
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Industrial Finance Agency Rev.,
                                   Resource Recovery Rev. (Ogden Haverhill
                                   Associates), 5.5%, 2013                                  $25,000           $25,226
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Industrial Finance Agency Rev.,
                                   Resource Recovery Rev. (Ogden Haverhill
                                   Associates), 5.6%, 2019                                1,925,000         1,934,105
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $3,830,392
---------------------------------------------------------------------------------------------------------------------
State & Agency -                   Massachusetts Development Finance Agency Rev.,
Other - 0.6%                       Visual & Performing Arts Project, 6%, 2015            $1,235,000        $1,431,921
---------------------------------------------------------------------------------------------------------------------

State & Local Agencies - 2.5%      Puerto Rico Public Finance Corp., RITES, AMBAC,
                                   7.839%, 2016+(+)                                      $2,500,000        $3,170,000
---------------------------------------------------------------------------------------------------------------------
                                   Univeristy of Massachusetts, Building Authority
                                   Project, "B", AMBAC, 5.5%, 2018                        1,400,000         1,523,592
---------------------------------------------------------------------------------------------------------------------
                                   University of Massachusetts, Building Authority
                                   Project, "1", AMBAC, 5.25%, 2023                       1,500,000         1,607,895
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $6,301,487
---------------------------------------------------------------------------------------------------------------------
Student Loan Revenue - 1.1%        Massachusetts Educational Financing Authority,
                                   Education Loan Rev., "E", AMBAC, 5%, 2013               $895,000          $929,135
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Educational Financing Authority,
                                   Education Loan Rev., "E", AMBAC, 5%, 2015                 90,000            93,379
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Educational Financing Authority,
                                   Education Loan Rev., "Issue E", AMBAC, 5.3%,
                                   2016                                                   1,490,000         1,544,981
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Educational Financing Authority,
                                   Education Loan Rev., "Isuue G, "A", MBIA,
                                   6.05%, 2017                                               70,000            72,831
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $2,640,326
---------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.8%                 Virgin Islands Public Finance Authority Rev.,
                                   "A", 5.5%, 2022                                       $2,950,000        $3,102,692
---------------------------------------------------------------------------------------------------------------------
                                   Virgin Islands Public Finance Authority Rev.,
                                   "E", 5.875%, 2018                                      1,420,000         1,463,921
---------------------------------------------------------------------------------------------------------------------
                                                                                                           $4,566,613
---------------------------------------------------------------------------------------------------------------------
Tax Assessment - 7.7%              Massachusetts Bay Transportation Authority
                                   Assessment, "A", 5.75%, 2010(++)                      $3,460,000        $3,857,519
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Bay Transportation Authority
                                   Assessment, "A", 5.25%, 2010(++)                       2,315,000         2,504,483
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Bay Transportation Authority
                                   Assessment, "A", 5.25%, 2030                             615,000           665,338
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Bay Transportation Authority,
                                   "A", 5%, 2034                                          3,500,000         3,612,140
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Bay Transportation Authority,
                                   Sales Tax Rev., "A", 5%, 2032                          2,020,000         2,069,126
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Special Obligations, Dedicated
                                   Tax Rev., FGIC, 5%, 2034                               6,500,000         6,680,180
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $19,388,786
---------------------------------------------------------------------------------------------------------------------
Tobacco - 0.3%                     Childrens Trust Fund, Settlement Rev., PR,
                                   5.375%, 2033                                            $700,000          $702,569
---------------------------------------------------------------------------------------------------------------------

Universities - Colleges - 18.7%    Massachusetts College Building Authority
                                   Project Rev., "A", MBIA, 5.625%, 2009(++)             $1,650,000        $1,816,749
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts College Building Authority
                                   Project Rev., "A", XLCA, 5.25%, 2023                   1,000,000         1,068,400
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Development Finance Agency Rev.
                                   (Boston University), XLCA, 6%, 2059                    1,500,000         1,762,185
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Development Finance Agency Rev.
                                   (Eastern Nazarene College), 5.625%, 2019               1,000,000           939,770
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Development Finance Agency Rev.
                                   (Hampshire College), 5.7%, 2034                        1,000,000         1,045,450
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Development Finance Agency Rev.
                                   (Massachusetts College of Pharmacy),
                                   6.625%, 2010(++)                                          50,000            57,710
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Development Finance Agency Rev.
                                   (Massachusetts College of Pharmacy), "C",
                                   5.75%, 2033                                            1,000,000         1,050,330
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Development Finance Agency Rev.
                                   (Mount Holyoke College), 5.125%, 2021                  1,000,000         1,059,250
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Development Finance Agency Rev.
                                   (Suffolk University), 5.75%, 2019                      1,000,000         1,056,750
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Development Finance Agency Rev.
                                   (Suffolk University), 5.85%, 2029                      1,000,000         1,047,540
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Development Finance Agency Rev.
                                   (Western New England College), 6.125%, 2032            1,115,000         1,148,126
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Development Finance Agency Rev.,
                                   Higher Education (Smith College), 5.5%, 2010(++)       1,210,000         1,344,770
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Development Finance Agency Rev.,
                                   Olin College, "B", XLCA, 5.25%, 2033                   3,000,000         3,155,370
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Educational Authority
                                   Rev. (University of Massachusetts), "A", FGIC,
                                   5.625%, 2010(++)                                       2,170,000         2,396,939
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Educational Facilities
                                   Authority Rev. (Boston College), "K", 5.25%, 2023      4,350,000         4,374,447
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Educational Facilities
                                   Authority Rev. (Simmons College), "D", AMBAC,
                                   6.05%, 2010(++)                                        1,745,000         1,994,919
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Educational Facilities
                                   Authority Rev. (Simmons College), "F", FGIC,
                                   5%, 2023                                                 500,000           524,310
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Educational Facilities
                                   Authority Rev. (University of Massachusetts
                                   Worcester Campus), "B", FGIC, 5.125%, 2019             1,780,000         1,883,827
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Educational Facilities
                                   Authority Rev. (University of Massachusetts),
                                   "A", FGIC, 5.75%, 2010(++)                             2,395,000         2,666,545
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Educational Facilities
                                   Authority Rev. (University of Massachusetts),
                                   "A", FGIC, 5.85%, 2010(++)                             1,200,000         1,342,620
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Educational Facilities
                                   Authority Rev. (University of Massachusetts),
                                   "C", MBIA, 5.25%, 2031                                 3,000,000         3,174,900
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Educational Facilities
                                   Authority Rev. (Wellseley College), "H", 5%, 2033      1,000,000         1,027,790
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Educational Facilities
                                   Authority Rev. (Wheelock College), "B", MBIA,
                                   5.5%, 2021                                             3,275,000         3,558,615
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Industrial Finance Agency Rev.
                                   (Brandeis University), "C", MBIA, 0%, 2009             1,000,000           850,880
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Industrial Finance Agency Rev.
                                   (Brandeis University), "C", MBIA, 0%, 2010             1,000,000           809,830
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Industrial Finance Agency Rev.
                                   (Brandeis University), "C", MBIA, 0%, 2011               500,000           385,460
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Industrial Finance Agency Rev.
                                   (Lesley College), "A", CNIE LEE,
                                   6.3%, 2025                                            $2,000,000        $2,058,160
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts State College Building Authority
                                   Project Rev., "A", XLCA, 5%, 2043                      2,110,000         2,156,314
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts State Health & Educational
                                   Facilities Authority Rev. (Williams College),
                                   "H", 5%, 2028                                          1,000,000         1,034,040
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $46,791,996
---------------------------------------------------------------------------------------------------------------------
Universities - Secondary           Massachusetts Development Finance Agency Rev.
Schools - 4.3%                     (Deerfield Academy), "A", 5%, 2028                    $1,000,000        $1,033,240
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Development Finance Agency Rev.
                                   (Williston Northampton School), 6.5%, 2028             1,300,000         1,388,777
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Development Finance Agency Rev.
                                   (Xaverian Brothers High School), 5.55%, 2019           1,000,000         1,055,450
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Development Finance Agency Rev.
                                   (Xaverian Brothers High School), 5.65%, 2029           1,000,000         1,038,010
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Development Finance Agency Rev.,
                                   Middlesex School Education Project, 5.125%, 2023         500,000           529,185
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Industrial Finance Agency Rev.
                                   (Belmont Hill School), 5.625%, 2020                    1,150,000         1,222,347
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Industrial Finance Agency Rev.
                                   (Concord Academy), 5.5%, 2027                          2,000,000         2,064,520
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Industrial Finance Agency Rev.
                                   (Dana Hall School), 5.9%, 2007(++)                     1,340,000         1,450,671
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Industrial Finance Agency Rev.
                                   (Tabor Academy), 5.4%, 2018                            1,000,000         1,049,530
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $10,831,730
---------------------------------------------------------------------------------------------------------------------
Utilities - Municipal              Massachusetts Development Finance Agency Rev.
Owned - 0.3%                       (Devens Electric Systems),
                                   5.625%, 2016                                            $725,000          $774,539
---------------------------------------------------------------------------------------------------------------------

Water & Sewer Utility              Massachusetts State Water Pollution Abatement
Revenue - 5.6%                     Trust, (Pool Program Bonds), "10", 5%, 2029           $1,000,000        $1,036,890
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts State Water Pollution Abatement
                                   Trust, MWRA Program, "A",
                                   5%, 2032                                               1,510,000         1,551,812
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts State Water Resources Authority,
                                   "B", MBIA, 5%, 2035                                    1,000,000         1,034,380
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Water Pollution Abatement Trust
                                   (Pool Program Bonds), "10",
                                   5%, 2034                                               1,000,000         1,033,050
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Water Pollution Abatement Trust,
                                   Series "5", 5.75%, 2009(++)                              975,000         1,083,488
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Water Pollution Abatement Trust,
                                   Unrefunded Balance, Series "5", 5.75%, 2017               25,000            27,505
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Water Resources Authority, "A",
                                   FGIC, 6%, 2010(++)                                     1,000,000         1,129,220
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Water Resources Authority,
                                   General, "J", FSA, 5%, 2023                              500,000           523,035
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Water Resources Authority, RITES,
                                   FGIC, 9.916%, 2019+(+)                                 4,010,000         5,663,724
---------------------------------------------------------------------------------------------------------------------
                                   Springfield, MA, Street & Sewer Commission,
                                   General, "A", AMBAC, 5%, 2021                          1,000,000         1,057,240
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $14,140,344
---------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $225,218,787)                                                    $241,630,948
---------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 2.8%
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Higher Educational
                                   Facilities Authority Rev., Capital Assets
                                   Program, "D", 2.24%, due 4/01/05                      $6,500,000        $6,500,000
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Water Resources Authority, 2.23%,
                                   due 4/06/05                                              200,000           200,000
---------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Water Resources Authority Rev.,
                                   2.23%, due 4/06/05                                       195,000           195,000
---------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes (Identified Cost, $6,895,000)                                             $6,895,000
---------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $232,113,787)                                                        $248,525,948
---------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.9%                                                                       2,342,838
---------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                      $250,868,786
---------------------------------------------------------------------------------------------------------------------

Portfolio Footnotes:
   * Non-income producing security - in default.
 (+) Inverse floating rate security.
(++) Refunded bond.
   + Restricted security.
  ## SEC Rule 144A restriction.

The following abbreviations are used in the Portfolio of Investments and are defined:

ETM       --  Escrowed-to-maturity
COP       --  Certificate of Participation

Insurers:                                                                 Inverse Floaters:
AMBAC     --  AMBAC Indemnity Corp.                                       LEVRRS  --  Leveraged Reverse Rate Securities
ASST GTY  --  Asset Guaranty Insurance Co.                                RIBS    --  Residual Interest Bonds
CHFC      --  California Health Facilities Construction Program           RITES   --  Residual Interest Tax-Exempt Securities
CNIE LEE  --  Connie Lee                                                  ROLS    --  Residual Option Longs
FGIC      --  Financial Guaranty Insurance Co.
FHA       --  Federal Housing Administration
FNMA      --  Federal National Mortgage Assn.
FSA       --  Financial Security Assurance, Inc.
GNMA      --  Government National Mortgage Assn.
LOC       --  Letter of Credit
MBIA      --  Municipal Bond Investors Corp.
XLCA      --  XL Capital Insurance Co.

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENTS OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

                                            ALABAMA                ARKANSAS              CALIFORNIA                 FLORIDA
At 3/31/05                                     FUND                    FUND                    FUND                    FUND
ASSETS

Investments -

  Identified cost                       $85,478,388            $129,093,564            $371,008,139             $81,244,379
---------------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation
  (depreciation)                          5,788,340               9,321,048              20,757,451               4,594,997
---------------------------------------------------------------------------------------------------------------------------
Total investments, at value             $91,266,728            $138,414,612            $391,765,590             $85,839,376
---------------------------------------------------------------------------------------------------------------------------
Cash                                         29,894                  34,783                  10,690                  57,024
---------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold             673,757                   6,870               3,512,023                 190,199
---------------------------------------------------------------------------------------------------------------------------
Receivable for fund shares sold              62,791                  44,676                 130,348                  72,151
---------------------------------------------------------------------------------------------------------------------------
Interest receivable                       1,330,352               1,911,278               4,816,838               1,540,905
---------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on
interest rate swaps                          80,896                 148,424                  88,225                 107,019
---------------------------------------------------------------------------------------------------------------------------
Other assets                                    553                      --                   1,779                     679
---------------------------------------------------------------------------------------------------------------------------
Total assets                            $93,444,971            $140,560,643            $400,325,493             $87,807,353
---------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                      $137,599                $199,586                $697,551                $173,272
---------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased           518,635               1,805,412               1,000,000                      --
---------------------------------------------------------------------------------------------------------------------------
Payable for fund shares
reacquired                                   75,879                 101,184                 707,620                  87,588
---------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on
interest rate swaps                           4,658                  15,924                  98,583                   4,658
---------------------------------------------------------------------------------------------------------------------------
Payable to affiliates -

  Management fee                                758                   1,133                   3,262                     719
---------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                11,643                  21,631                  38,588                  11,608
---------------------------------------------------------------------------------------------------------------------------
  Distribution and service fee                  942                   3,866                  22,078                     953
---------------------------------------------------------------------------------------------------------------------------
  Administrative fee                             41                      50                     148                      32
---------------------------------------------------------------------------------------------------------------------------
Accrued expenses and other
liabilities                                  77,272                  77,379                 122,775                  64,448
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                          $827,427              $2,226,165              $2,690,605                $343,278
---------------------------------------------------------------------------------------------------------------------------
Net assets                              $92,617,544            $138,334,478            $397,634,888             $87,464,075
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                         $86,963,870            $129,840,266            $377,110,729             $83,930,513
---------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on
investments                               5,864,578               9,453,548              20,747,093               4,697,359
---------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net
realized gain (loss) on
investments                                 (45,909)               (986,264)                492,646              (1,065,778)
---------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(distributions in excess of) net
investment income                          (164,995)                 26,928                (715,580)                (98,019)
---------------------------------------------------------------------------------------------------------------------------
Net assets                              $92,617,544            $138,334,478            $397,634,888             $87,464,075
---------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities - continued

                                            ALABAMA                ARKANSAS              CALIFORNIA                 FLORIDA
                                               FUND                    FUND                    FUND                    FUND
Shares of beneficial interest outstanding

Class A                                   7,294,371              12,500,592              50,215,656               6,843,870
---------------------------------------------------------------------------------------------------------------------------
Class B                                   1,423,066               1,106,332              11,750,779               1,821,054
---------------------------------------------------------------------------------------------------------------------------
Class C                                          --                      --               5,619,565                      --
---------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial
interest outstanding                      8,717,437              13,606,924              67,586,000               8,664,924
---------------------------------------------------------------------------------------------------------------------------

Net assets

Class A                                 $77,499,361            $127,075,167            $295,331,566             $69,082,330
---------------------------------------------------------------------------------------------------------------------------
Class B                                  15,118,183              11,259,311              69,141,815              18,381,745
---------------------------------------------------------------------------------------------------------------------------
Class C                                          --                      --              33,161,507                      --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                        $92,617,544            $138,334,478            $397,634,888             $87,464,075
---------------------------------------------------------------------------------------------------------------------------

Class A shares

Net asset value per share
(net assets/shares of beneficial
interest outstanding)                        $10.62                  $10.17                   $5.88                  $10.09
---------------------------------------------------------------------------------------------------------------------------
Offering price per share
(100/95.25 of net asset value per
share)                                       $11.15                  $10.68                   $6.17                  $10.59
---------------------------------------------------------------------------------------------------------------------------

Class B shares

Net asset value and offering
price per share
(net assets/shares of beneficial
interest outstanding)                        $10.62                  $10.18                   $5.88                  $10.09
---------------------------------------------------------------------------------------------------------------------------

Class C shares

Net asset value and offering
price per share
(net assets/shares of beneficial
interest outstanding)                           $--                     $--                   $5.90                     $--
---------------------------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Assets and Liabilities - continued

                                                         GEORGIA                MARYLAND           MASSACHUSETTS
At 3/31/05                                                  FUND                    FUND                    FUND
ASSETS

Investments -

  Identified cost                                    $61,387,761            $142,324,080            $232,113,787
----------------------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation)               4,515,806               9,997,924              16,412,161
----------------------------------------------------------------------------------------------------------------
Total investments, at value                          $65,903,567            $152,322,004            $248,525,948
----------------------------------------------------------------------------------------------------------------
Cash                                                      41,290                   7,637                  45,919
----------------------------------------------------------------------------------------------------------------
Receivable for investments sold                               --                      --                   5,000
----------------------------------------------------------------------------------------------------------------
Receivable for fund shares sold                           21,623                  25,381                 117,450
----------------------------------------------------------------------------------------------------------------
Interest receivable                                    1,146,397               1,954,116               3,764,356
----------------------------------------------------------------------------------------------------------------
Unrealized appreciation on interest rate swaps            70,383                  42,060                 199,588
----------------------------------------------------------------------------------------------------------------
Other assets                                                 472                     974                   1,672
----------------------------------------------------------------------------------------------------------------
Total assets                                         $67,183,732            $154,352,172            $252,659,933
----------------------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                    $83,613                $248,329                $451,484
----------------------------------------------------------------------------------------------------------------
Payable for investments purchased                        490,000               3,924,225               1,032,430
----------------------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                        53,296                  86,165                 115,877
----------------------------------------------------------------------------------------------------------------
Unrealized depreciation on interest rate swaps             5,308                  12,945                  73,582
----------------------------------------------------------------------------------------------------------------
Payable to affiliates -

  Management fee                                             544                   1,230                   2,056
----------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                             10,493                  14,625                  21,503
----------------------------------------------------------------------------------------------------------------
  Distribution and service fee                               727                   1,892                   3,123
----------------------------------------------------------------------------------------------------------------
  Administrative fee                                          23                      56                      93
----------------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                    70,229                  86,405                  90,999
----------------------------------------------------------------------------------------------------------------
Total liabilities                                       $714,233              $4,375,872              $1,791,147
----------------------------------------------------------------------------------------------------------------
Net assets                                           $66,469,499            $149,976,300            $250,868,786
----------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                      $62,244,767            $140,568,715            $235,163,407
----------------------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                 4,580,881              10,027,039              16,538,167
----------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments            (173,142)               (287,812)               (318,252)
----------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net
investment income                                       (183,007)               (331,642)               (514,536)
----------------------------------------------------------------------------------------------------------------
Net assets                                           $66,469,499            $149,976,300            $250,868,786
----------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities - continued

                                                         GEORGIA                MARYLAND           MASSACHUSETTS
                                                            FUND                    FUND                    FUND
Shares of beneficial interest outstanding

Class A                                                4,840,122              10,810,865              18,574,432
----------------------------------------------------------------------------------------------------------------
Class B                                                1,207,294               2,238,535               3,598,262
----------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest
outstanding                                            6,047,416              13,049,400              22,172,694
----------------------------------------------------------------------------------------------------------------

Net assets

Class A                                              $53,189,501            $124,260,632            $210,102,898
----------------------------------------------------------------------------------------------------------------
Class B                                               13,279,998              25,715,668              40,765,888
----------------------------------------------------------------------------------------------------------------
Total net assets                                     $66,469,499            $149,976,300            $250,868,786
----------------------------------------------------------------------------------------------------------------

Class A shares

Net asset value per share
(net assets/shares of beneficial interest
outstanding)                                              $10.99                  $11.49                  $11.31
----------------------------------------------------------------------------------------------------------------
Offering price per share (100/95.25 of net
asset value per share)                                    $11.54                  $12.06                  $11.87
----------------------------------------------------------------------------------------------------------------

Class B shares

Net asset value and offering price per share
(net assets/shares of beneficial interest
outstanding)                                              $11.00                  $11.49                  $11.33
----------------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

                                             ALABAMA                 ARKANSAS               CALIFORNIA                FLORIDA
                                                FUND                     FUND                     FUND                   FUND
For year ended 3/31/05

NET INVESTMENT INCOME

Interest                                  $5,021,991               $7,198,215              $22,709,308             $4,728,440
-----------------------------------------------------------------------------------------------------------------------------
Expenses -

Management fee                              $521,011                 $775,862               $2,265,431               $494,950
-----------------------------------------------------------------------------------------------------------------------------
Trustees" compensation                         4,369                    6,417                   12,681                  5,857
-----------------------------------------------------------------------------------------------------------------------------
Shareholder servicing costs                  113,606                  162,354                  473,326                106,298
-----------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class A)       195,922                  129,508                  301,754                     --
-----------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class B)       163,522                   98,531                  634,733                152,286
-----------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class C)            --                       --                  341,679                     --
-----------------------------------------------------------------------------------------------------------------------------
Administrative fee                             7,508                   11,243                   32,691                  7,186
-----------------------------------------------------------------------------------------------------------------------------
Custodian fee                                 37,070                   53,103                  142,251                 33,592
-----------------------------------------------------------------------------------------------------------------------------
Printing                                       7,375                   11,564                   36,507                  8,476
-----------------------------------------------------------------------------------------------------------------------------
Postage                                        3,707                    2,954                   18,273                  1,755
-----------------------------------------------------------------------------------------------------------------------------
Auditing fees                                 46,804                   44,763                   47,014                 45,297
-----------------------------------------------------------------------------------------------------------------------------
Legal fees                                     5,948                    5,234                   20,388                  2,431
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous                                 52,637                   53,340                   76,273                 36,561
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                            $1,159,479               $1,354,873               $4,403,001               $894,689
-----------------------------------------------------------------------------------------------------------------------------
Fees paid indirectly                          (2,447)                  (3,493)                  (9,208)                (3,297)
-----------------------------------------------------------------------------------------------------------------------------
Reduction of expenses by investment
adviser                                     (237,366)                (353,261)              (1,031,477)              (225,523)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                $919,666                 $998,119               $3,362,316               $665,869
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                     $4,102,325               $6,200,096              $19,346,992             $4,062,571
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis) -

Investment transactions                     $637,046                 $808,733               $3,172,621               $989,592
-----------------------------------------------------------------------------------------------------------------------------
Swap transactions                           (317,176)                (831,018)                (476,964)              (448,208)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
investments                                 $319,870                 $(22,285)              $2,695,657               $541,384
-----------------------------------------------------------------------------------------------------------------------------

Change in unrealized appreciation (depreciation) -

Investments                              $(2,793,720)             $(4,180,546)            $(11,319,849)           $(2,728,107)
-----------------------------------------------------------------------------------------------------------------------------
Swap transactions                            475,294                  611,024                  869,313                596,133
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on
investments                              $(2,318,426)             $(3,569,522)            $(10,450,536)           $(2,131,974)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                    $(1,998,556)             $(3,591,807)             $(7,754,879)           $(1,590,590)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from
operations                                $2,103,769               $2,608,289              $11,592,113             $2,471,981
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS


                                                          GEORGIA                 MARYLAND            MASSACHUSETTS
                                                             FUND                     FUND                     FUND
For year ending 3/31/05

NET INVESTMENT INCOME

Interest                                               $3,570,536               $8,462,589              $13,657,506
-------------------------------------------------------------------------------------------------------------------
Expenses -

Management fee                                           $376,168                 $868,154               $1,412,732
-------------------------------------------------------------------------------------------------------------------
Trustees" compensation                                      4,304                    7,134                   12,302
-------------------------------------------------------------------------------------------------------------------
Shareholder servicing costs                                82,910                  180,788                  212,133
-------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class A)                    133,279                  449,994                  749,983
-------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class B)                    150,768                  290,651                  425,537
-------------------------------------------------------------------------------------------------------------------
Administrative fee                                          5,425                   12,519                   20,378
-------------------------------------------------------------------------------------------------------------------
Custodian fee                                              29,033                   57,319                   90,218
-------------------------------------------------------------------------------------------------------------------
Printing                                                    5,423                   19,207                   24,921
-------------------------------------------------------------------------------------------------------------------
Postage                                                     1,775                    4,945                    4,049
-------------------------------------------------------------------------------------------------------------------
Auditing fees                                              46,872                   46,824                   44,295
-------------------------------------------------------------------------------------------------------------------
Legal fees                                                  6,079                    7,605                    6,845
-------------------------------------------------------------------------------------------------------------------
Miscellaneous                                              42,448                   43,035                   82,384
-------------------------------------------------------------------------------------------------------------------
Total expenses                                           $884,484               $1,988,175               $3,085,777
-------------------------------------------------------------------------------------------------------------------
Fees paid indirectly                                       (2,166)                  (3,802)                  (5,881)
-------------------------------------------------------------------------------------------------------------------
Reduction of expenses by investment adviser              (171,316)                (395,857)                (643,220)
-------------------------------------------------------------------------------------------------------------------
Net expenses                                             $711,002               $1,588,516               $2,436,676
-------------------------------------------------------------------------------------------------------------------
Net investment income                                  $2,859,534               $6,874,073              $11,220,830
-------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)-

Investment transactions                                  $513,151               $1,359,552               $1,156,752
-------------------------------------------------------------------------------------------------------------------
Swap transactions                                        (375,993)                (575,000)                (577,012)
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                  $137,158                 $784,552                 $579,740
-------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -

Investments                                           $(2,079,639)             $(4,804,286)             $(6,617,250)
-------------------------------------------------------------------------------------------------------------------
Swap transactions                                         424,142                  434,191                  898,523
-------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments             $(1,655,497)             $(4,370,095)             $(5,718,727)
-------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments                                           $(1,518,339)             $(3,585,543)             $(5,138,987)
-------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                   $1,341,195               $3,288,530               $6,081,843
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------------

                                             ALABAMA               ARKANSAS             CALIFORNIA                FLORIDA
                                                FUND                   FUND                   FUND                   FUND
For year ended 3/31/05

CHANGE IN NET ASSETS

OPERATIONS

Net investment income                     $4,102,325             $6,200,096            $19,346,992             $4,062,571
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
investments                                  319,870                (22,285)             2,695,657                541,384
-------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on
investments                               (2,318,426)            (3,569,522)           (10,450,536)            (2,131,974)
-------------------------------------------------------------------------------------------------------------------------
Change in net assets from
operations                                $2,103,769             $2,608,289            $11,592,113             $2,471,981
-------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

  Class A                                $(3,487,315)           $(5,765,824)          $(14,446,017)           $(3,284,555)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                   (604,659)              (425,966)            (3,065,257)              (773,814)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                         --                     --             (1,327,738)                    --
-------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments

  Class A                                   (270,143)                    --                     --                     --
-------------------------------------------------------------------------------------------------------------------------
  Class B                                    (56,021)                    --                     --                     --
-------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                             $(4,418,138)           $(6,191,790)          $(18,839,012)           $(4,058,369)
-------------------------------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS

Net proceeds from sale of shares          $8,259,350            $11,546,464            $27,789,022            $11,762,373
-------------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued
to shareholders in reinvestment
of distributions                           2,840,711              4,099,667             11,063,366              2,029,002
-------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                (14,211,009)           (25,615,407)           (69,550,092)           (26,207,969)
-------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund
share transactions                       $(3,110,948)           $(9,969,276)          $(30,697,704)          $(12,416,594)
-------------------------------------------------------------------------------------------------------------------------
Redemption fees                                  $--                    $91                 $1,866                    $--
-------------------------------------------------------------------------------------------------------------------------
Total change in net assets               $(5,425,317)          $(13,552,686)          $(37,942,737)          $(14,002,982)
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                    98,042,861            151,887,164            435,577,625            101,467,057
-------------------------------------------------------------------------------------------------------------------------
At end of period                         $92,617,544           $138,334,478           $397,634,888            $87,464,075
-------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(distributions in excess of) net
investment income included in net
assets at end of period                    $(164,995)               $26,928              $(715,580)              $(98,019)
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets - continued
                                                          GEORGIA               MARYLAND          MASSACHUSETTS
                                                             FUND                   FUND                   FUND
For year ended 3/31/05

CHANGE IN NET ASSETS

OPERATIONS

Net investment income                                  $2,859,534             $6,874,073            $11,220,830
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                   137,158                784,552                579,740
---------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments              (1,655,497)            (4,370,095)            (5,718,727)
---------------------------------------------------------------------------------------------------------------
Change in net assets from operations                   $1,341,195             $3,288,530             $6,081,843
---------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

  Class A                                             $(2,302,371)           $(5,719,390)           $(9,525,974)
---------------------------------------------------------------------------------------------------------------
  Class B                                                (538,120)            (1,103,829)            (1,614,570)
---------------------------------------------------------------------------------------------------------------
From net realized gain on investments

  Class A                                                      --                (49,124)                    --
---------------------------------------------------------------------------------------------------------------
  Class B                                                      --                (11,124)                    --
---------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(2,840,491)           $(6,883,467)          $(11,140,544)
---------------------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS

Net proceeds from sale of shares                       $4,007,035             $7,869,461            $15,147,404
---------------------------------------------------------------------------------------------------------------
Net asset value of shares issued to
shareholders in reinvestment
of distributions                                        1,956,777              4,346,146              5,925,507
---------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                             (10,413,486)           (28,541,821)           (36,322,806)
---------------------------------------------------------------------------------------------------------------
Change in net assets from fund share
transactions                                          $(4,449,674)          $(16,326,214)          $(15,249,895)
---------------------------------------------------------------------------------------------------------------
Redemption fees                                               $61                    $--                   $926
---------------------------------------------------------------------------------------------------------------
Total change in net assets                            $(5,948,909)          $(19,921,151)          $(20,307,670)
---------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                 72,418,408            169,897,451            271,176,456
---------------------------------------------------------------------------------------------------------------
At end of period                                      $66,469,499           $149,976,300           $250,868,786
---------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net
investment income included in
net assets at end of period                             $(183,007)             $(331,642)             $(514,536)
---------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                             ALABAMA               ARKANSAS             CALIFORNIA                FLORIDA
                                                FUND                   FUND                   FUND                   FUND
For year ended 3/31/04

CHANGE IN NET ASSETS

OPERATIONS

Net investment income                     $4,248,070             $6,406,257            $20,397,638             $4,788,100
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
investments                                   (5,519)              (590,789)               662,825                748,424
-------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on
investments                                  567,467                743,287                411,418               (322,009)
-------------------------------------------------------------------------------------------------------------------------
Change in net assets from
operations                                $4,810,018             $6,558,755            $21,471,881             $5,214,515
-------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

  Class A                                $(3,664,883)           $(5,995,855)          $(15,390,933)           $(3,890,452)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                   (634,171)              (445,106)            (3,690,150)              (900,216)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                         --                     --             (1,506,159)                    --
-------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                             $(4,299,054)           $(6,440,961)          $(20,587,242)           $(4,790,668)
-------------------------------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS

Net proceeds from sale of shares         $11,705,214            $16,469,633            $56,968,858            $15,037,651
-------------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued
to shareholders in reinvestment
of distributions                           2,586,798              3,872,170             11,441,724              2,205,319
-------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                (17,397,541)           (15,142,702)          (106,758,985)           (27,420,465)
-------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund
share transactions                       $(3,105,529)            $5,199,101           $(38,348,403)          $(10,177,495)
-------------------------------------------------------------------------------------------------------------------------
Total change in net assets               $(2,594,565)            $5,316,895           $(37,463,764)           $(9,753,648)
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                   100,637,426            146,570,269            473,041,389            111,220,705
-------------------------------------------------------------------------------------------------------------------------
At end of period                         $98,042,861           $151,887,164           $435,577,625           $101,467,057
-------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in
excess of net investment income
included in net assets at end of
period                                     $(209,810)             $(173,336)           $(1,276,148)             $(167,166)
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets - continued

                                                          GEORGIA               MARYLAND          MASSACHUSETTS
                                                             FUND                   FUND                   FUND
For year ended 3/31/04

CHANGE IN NET ASSETS

OPERATIONS

Net investment income                                  $3,053,920             $7,304,054            $11,933,918
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                   130,924                647,406                757,334
---------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                 196,883                233,396                223,258
---------------------------------------------------------------------------------------------------------------
Change in net assets from operations                   $3,381,727             $8,184,856            $12,914,510
---------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

  Class A                                             $(2,441,199)           $(6,165,774)          $(10,281,251)
---------------------------------------------------------------------------------------------------------------
  Class B                                                (630,108)            (1,264,155)            (1,818,366)
---------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(3,071,307)           $(7,429,929)          $(12,099,617)
---------------------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS

Net proceeds from sale of shares                       $8,749,566            $12,128,709            $26,173,301
---------------------------------------------------------------------------------------------------------------
Net asset value of shares issued to
shareholders in reinvestment
of distributions                                        1,959,911              4,597,281              6,120,108
---------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                             (14,314,317)           (20,282,205)           (43,043,815)
---------------------------------------------------------------------------------------------------------------
Change in net assets from fund share
transactions                                          $(3,604,840)           $(3,556,215)          $(10,750,406)
---------------------------------------------------------------------------------------------------------------
Total change in net assets                            $(3,294,420)           $(2,801,288)           $(9,935,513)
---------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                 75,712,828            172,698,739            281,111,969
---------------------------------------------------------------------------------------------------------------
At end of period                                      $72,418,408           $169,897,451           $271,176,456
---------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net
investment income included in
net assets at end of period                             $(203,084)             $(367,330)             $(578,947)
---------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS, MFS(R) ALABAMA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand each funds" financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the funds"
independent registered public accounting firm, whose report, together with each fund's financial statements, are included in this report.

For years ended 3/31

CLASS A                                        2005               2004               2003               2002             2001

Net asset value, beginning of period         $10.88             $10.82             $10.31             $10.53           $10.00
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                      $0.48              $0.48              $0.48              $0.51            $0.54
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments                                (0.22)              0.06               0.54              (0.19)            0.53
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations              $0.26              $0.54              $1.02              $0.32            $1.07
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                   $(0.48)            $(0.48)            $(0.50)            $(0.54)          $(0.54)
-----------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments         (0.04)                --              (0.01)                --               --
-----------------------------------------------------------------------------------------------------------------------------
In excess of net investment income               --                 --                 --              (0.00)+++           --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                 $(0.52)            $(0.48)            $(0.51)            $(0.54)          $(0.54)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $10.62             $10.88             $10.82             $10.31           $10.53
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                           2.40               5.11              10.06               3.05            11.00
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                     0.84               0.88               0.88               0.88             0.86
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                    4.46               4.38               4.49               4.87             5.25
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                               17                 10                 21                 20               17
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                    $77,499            $80,704            $84,474            $83,146          $81,615
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June
    7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                   $0.45              $0.45              $0.46              $0.49            $0.52
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                     1.09               1.09               1.08               1.08             1.06
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                    4.21               4.17               4.29               4.67             5.05
-----------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS, MFS(R) ALABAMA MUNICIPAL BOND FUND
---------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS B                                        2005               2004               2003             2002             2001
Net asset value, beginning of period         $10.88             $10.82             $10.31           $10.53           $10.00
---------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                      $0.40              $0.39              $0.40            $0.43            $0.46
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments                                (0.23)              0.07               0.54            (0.19)            0.53
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations              $0.17              $0.46              $0.94            $0.24            $0.99
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                   $(0.39)            $(0.40)            $(0.42)          $(0.46)          $(0.46)
---------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments         (0.04)                --              (0.01)              --               --
---------------------------------------------------------------------------------------------------------------------------
In excess of net investment income               --                 --                 --            (0.00)+++           --
---------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                 $(0.43)            $(0.40)            $(0.43)          $(0.46)          $(0.46)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $10.62             $10.88             $10.82           $10.31           $10.53
---------------------------------------------------------------------------------------------------------------------------
Total return (%)&                              1.63               4.32               9.14             2.38            10.17
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                     1.59               1.63               1.63             1.63             1.61
---------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                    3.71               3.63               3.74             4.09             4.50
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                               17                 10                 21               20               17
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                    $15,118            $17,339            $16,163          $13,579          $12,531
---------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June
    7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                   $0.37              $0.37              $0.38            $0.41            $0.46
---------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                     1.84               1.83               1.83             1.83             1.81
---------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                    3.46               3.43               3.54             3.89             4.30
---------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS, MFS(R) ARKANSAS MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS A                                    2005                2004                2003                2002               2001
Net asset value, beginning of
period                                   $10.41              $10.40               $9.97              $10.08              $9.61
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                  $0.45               $0.45               $0.47               $0.51              $0.51
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                     (0.23)               0.01                0.46               (0.11)              0.47
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $0.22               $0.46               $0.93               $0.40              $0.98
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income               $(0.46)             $(0.45)             $(0.50)             $(0.51)            $(0.51)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in
capital#                                  $0.00+++              $--                 $--                 $--                $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.17              $10.41              $10.40               $9.97             $10.08
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                       2.14                4.53                9.51                4.06              10.45
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                 0.65                0.72                0.73                0.72               0.70
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                4.47                4.31                4.59                5.05               5.25
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                           13                  19                  15                  15                 12
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                               $127,075            $139,333            $134,521            $119,328           $113,928
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June
    7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)               $0.43               $0.43               $0.45               $0.49              $0.49
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                 0.90                0.92                0.93                0.92               0.90
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                4.22                4.11                4.39                4.85               5.05
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS, MFS(R) ARKANSAS MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS B                                    2005                2004                2003                2002               2001
Net asset value, beginning of
period                                   $10.42              $10.41               $9.98              $10.09              $9.62
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                  $0.38               $0.37               $0.39               $0.43              $0.44
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                     (0.24)               0.01                0.46               (0.11)              0.46
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $0.14               $0.38               $0.85               $0.32              $0.90
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income               $(0.38)             $(0.37)             $(0.42)             $(0.43)            $(0.43)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in
capital#                                  $0.00+++              $--                 $--                 $--                $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.18              $10.42              $10.41               $9.98             $10.09
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&                          1.37                3.68                8.62                3.24               9.59
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                 1.41                1.53                1.54                1.50               1.47
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                3.71                3.50                3.77                4.26               4.49
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                           13                  19                  15                  15                 12
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                $11,259             $12,554             $12,049              $8,700             $9,822
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June
    7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)               $0.35               $0.34               $0.37               $0.41              $0.42
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                 1.66                1.73                1.74                1.70               1.67
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                3.46                3.30                3.57                4.06               4.29
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS, MFS(R) CALIFORNIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS A                                    2005                2004                2003                2002               2001
Net asset value, beginning of
period                                    $5.98               $5.96               $5.70               $5.81              $5.52
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                  $0.29               $0.28               $0.28               $0.28              $0.28
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                     (0.11)               0.02                0.27               (0.10)              0.30
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $0.18               $0.30               $0.55               $0.18              $0.58
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income               $(0.28)             $(0.28)             $(0.29)             $(0.28)            $(0.29)
------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income           --                  --                  --               (0.01)                --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                             $(0.28)             $(0.28)             $(0.29)             $(0.29)            $(0.29)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in
capital#                                  $0.00+++              $--                 $--                 $--                $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.88               $5.98               $5.96               $5.70              $5.81
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                       3.14                5.22                9.79                3.11              10.78
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                 0.61                0.67                0.67                0.67               0.62
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                4.91                4.71                4.73                4.87               5.08
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                           12                   8                  22                  12                 21
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                               $295,332            $314,108            $333,350            $305,699           $293,137
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June
    7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)               $0.27               $0.27               $0.27               $0.27              $0.27
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                 0.86                0.87                0.87                0.87               0.87
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                4.66                4.51                4.53                4.67               4.83
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
    &  From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS, MFS(R) CALIFORNIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS B                                    2005                2004                2003                2002               2001
Net asset value, beginning of
period                                    $5.98               $5.96               $5.70               $5.81              $5.52
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                  $0.25               $0.23               $0.23               $0.24              $0.24
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                     (0.11)               0.03                0.27               (0.11)              0.30
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $0.14               $0.26               $0.50               $0.13              $0.54
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income               $(0.24)             $(0.24)             $(0.24)             $(0.23)            $(0.25)
------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income           --                  --                  --               (0.01)                --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                             $(0.24)             $(0.24)             $(0.24)             $(0.24)            $(0.25)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in
capital#                                  $0.00+++              $--                 $--                 $--                $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.88               $5.98               $5.96               $5.70              $5.81
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&                          2.38                4.38                8.93                2.30               9.93
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                 1.34                1.47                1.46                1.45               1.39
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                4.17                3.91                3.94                4.09               4.31
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                           12                   8                  22                  12                 21
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                $69,142             $85,106             $98,888             $84,123            $80,473
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June
    7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)               $0.23               $0.22               $0.22               $0.23              $0.23
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                 1.59                1.67                1.66                1.65               1.64
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                3.92                3.71                3.74                3.89               4.06
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS, MFS(R) CALIFORNIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS C                                    2005                2004                2003                2002               2001
Net asset value, beginning of
period                                    $6.00               $5.98               $5.72               $5.83              $5.53
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                  $0.24               $0.23               $0.23               $0.23              $0.23
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                     (0.11)               0.02                0.27               (0.10)              0.31
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $0.13               $0.25               $0.50               $0.13              $0.54
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income               $(0.23)             $(0.23)             $(0.24)             $(0.23)            $(0.24)
------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income           --                  --                  --               (0.01)                --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                             $(0.23)             $(0.23)             $(0.24)             $(0.24)            $(0.24)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in
capital#                                  $0.00+++              $--                 $--                 $--                $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.90               $6.00               $5.98               $5.72              $5.83
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&                          2.22                4.27                8.78                2.17               9.97^
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                 1.51                1.56                1.57                1.57               1.52
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                4.01                3.81                3.83                3.97               4.21
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                           12                   8                  22                  12                 21
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                $33,162             $36,363             $40,804             $35,022            $33,056
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June
    7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)               $0.22               $0.22               $0.22               $0.22              $0.22
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                 1.76                1.77                1.77                1.77               1.77
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                3.76                3.60                3.63                3.77               3.96
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
     ^ The total return previously reported for the year ended March 31, 2001 has been revised, from 9.96% to 9.97%.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS, MFS(R) FLORIDA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS A                                    2005                2004                2003                2002               2001

Net asset value, beginning of
period                                   $10.24              $10.19               $9.78               $9.95              $9.47
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                  $0.47               $0.47               $0.48               $0.50              $0.50
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                     (0.15)               0.05                0.44               (0.16)              0.49
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $0.32               $0.52               $0.92               $0.34              $0.99
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income               $(0.47)             $(0.47)             $(0.51)             $(0.51)            $(0.51)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.09              $10.24              $10.19               $9.78              $9.95
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                       3.25                5.20                9.40                3.52^             10.72
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                 0.57                0.64                0.62                0.63               0.63
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                4.68                4.58                4.78                5.09               5.23
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                           18                  31                  27                  16                 18
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                $69,082             $79,155             $86,045             $69,959            $66,807
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June
    7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)               $0.45               $0.45               $0.46               $0.48              $0.48
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                 0.82                0.85                0.82                0.83               0.83
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                4.43                4.37                4.58                4.89               5.03
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
     ^ The total return previously reported for the year ended March 31, 2002 has been revised, from 3.41% to 3.52%.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS, MFS(R) FLORIDA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS B                                    2005                2004                2003                2002               2001
Net asset value, beginning of
period                                   $10.24              $10.19               $9.78               $9.95              $9.47
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                  $0.40               $0.39               $0.40               $0.43              $0.42
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                     (0.16)               0.05                0.43               (0.17)              0.49
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $0.24               $0.44               $0.83               $0.26              $0.91
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income               $(0.39)             $(0.39)             $(0.42)             $(0.43)            $(0.43)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.09              $10.24              $10.19               $9.78              $9.95
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&                          2.45                4.36                8.64                2.58               9.84
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                 1.34                1.44                1.42                1.43               1.43
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                3.92                3.78                3.97                4.29               4.43
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                           18                  31                  27                  16                 18
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                $18,382             $22,312             $25,175             $22,151            $23,820
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June
    7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)               $0.37               $0.37               $0.38               $0.41              $0.41
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                 1.59                1.64                1.62                1.63               1.63
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                3.67                3.58                3.77                4.09               4.23
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS, MFS(R) GEORGIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS A                                        2005               2004               2003               2002              2001
Net asset value, beginning of period         $11.22             $11.17             $10.63             $10.82            $10.26
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                      $0.48              $0.49              $0.49              $0.50             $0.52
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments                                (0.23)              0.05               0.55              (0.17)             0.56
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              $0.25              $0.54              $1.04              $0.33             $1.08
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                   $(0.48)            $(0.49)            $(0.50)            $(0.51)           $(0.52)
------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income               --                 --                 --              (0.01)               --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                 $(0.48)            $(0.49)            $(0.50)            $(0.52)           $(0.52)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in
capital#                                      $0.00+++             $--                $--                $--               $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $10.99             $11.22             $11.17             $10.63            $10.82
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                           2.27               4.93               9.97               3.03             10.80
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                     0.88               0.91               0.92               0.93              0.90
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                    4.35               4.35               4.43               4.67              4.95
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                               18                 12                 25                 19                24
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                    $53,190            $55,659            $57,636            $54,179           $52,236
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June
    7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                   $0.45              $0.46              $0.47              $0.48             $0.50
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                     1.13               1.12               1.12               1.13              1.10
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                    4.10               4.14               4.23               4.47              4.75
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.03%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS, MFS(R) GEORGIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS B                                        2005               2004               2003               2002              2001
Net asset value, beginning of period         $11.23             $11.18             $10.64             $10.83            $10.27
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                      $0.40              $0.40              $0.40              $0.42             $0.45
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments                                (0.24)              0.06               0.56              (0.18)             0.55
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              $0.16              $0.46              $0.96              $0.24             $1.00
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                   $(0.39)            $(0.41)            $(0.42)            $(0.42)           $(0.44)
------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income               --                 --                 --              (0.01)               --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                 $(0.39)            $(0.41)            $(0.42)            $(0.43)           $(0.44)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in
capital#                                      $0.00+++             $--                $--                $--               $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $11.00             $11.23             $11.18             $10.64            $10.83
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&                              1.51               4.15               9.15               2.26              9.97
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                     1.63               1.66               1.67               1.68              1.65
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                    3.60               3.60               3.68               3.91              4.25
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                               18                 12                 25                 19                24
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                    $13,280            $16,759            $18,077            $16,031           $17,376
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June
    7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                   $0.37              $0.38              $0.38              $0.40             $0.43
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                     1.88               1.86               1.87               1.88              1.85
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                    3.35               3.40               3.48               3.71              4.05
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.03%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS, MFS(R) MARYLAND MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS A                                    2005                2004                2003                2002               2001
Net asset value, beginning of
period                                   $11.74              $11.69              $11.21              $11.35             $10.81
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                  $0.52               $0.51               $0.52               $0.54              $0.54
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                     (0.25)               0.06                0.50               (0.14)              0.54
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $0.27               $0.57               $1.02               $0.40              $1.08
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income               $(0.51)             $(0.52)             $(0.54)             $(0.54)            $(0.54)
------------------------------------------------------------------------------------------------------------------------------
From net realized gain on
investments                               (0.01)                 --                  --                  --                 --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                             $(0.52)             $(0.52)             $(0.54)             $(0.54)            $(0.54)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $11.49              $11.74              $11.69              $11.21             $11.35
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                       2.36                4.96                9.21                3.59              10.26
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                 0.89                0.96                0.95                0.95               0.95
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                4.48                4.35                4.51                4.73               4.96
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                           12                  21                  12                   8                 14
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                               $124,261            $138,201            $138,666            $128,750           $125,316
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June
    7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)               $0.49               $0.49               $0.50               $0.52              $0.52
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                 1.14                1.17                1.15                1.15               1.15
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                4.23                4.14                4.31                4.53               4.76
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS, MFS(R) MARYLAND MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS B                                    2005                2004                2003                2002               2001
Net asset value, beginning of
period                                   $11.74              $11.68              $11.20              $11.34             $10.81
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                  $0.44               $0.43               $0.45               $0.46              $0.47
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                     (0.25)               0.07                0.49               (0.13)              0.53
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $0.19               $0.50               $0.94               $0.33              $1.00
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income               $(0.44)             $(0.44)             $(0.46)             $(0.47)            $(0.47)
------------------------------------------------------------------------------------------------------------------------------
From net realized gain on
investments                              $(0.00)+++             $--                 $--                 $--                $--
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                             $(0.44)             $(0.44)             $(0.46)             $(0.47)            $(0.47)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $11.49              $11.74              $11.68              $11.20             $11.34
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&                          1.69                4.37                8.52                2.92               9.46
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                 1.54                1.61                1.60                1.60               1.60
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                3.83                3.70                3.86                4.08               4.30
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                           12                  21                  12                   8                 14
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                $25,716             $31,697             $34,033             $31,542            $28,859
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June
    7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)               $0.41               $0.41               $0.42               $0.44              $0.47
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                 1.79                1.81                1.80                1.80               1.80
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                3.58                3.50                3.66                3.88               4.10
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS, MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS A                                    2005                2004                2003                2002               2001
Net asset value, beginning of
period                                   $11.52              $11.49              $10.90              $11.11             $10.60
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                  $0.51               $0.51               $0.52               $0.53              $0.55
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                     (0.22)               0.03                0.60               (0.21)              0.52
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $0.29               $0.54               $1.12               $0.32              $1.07
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income               $(0.50)             $(0.51)             $(0.53)             $(0.52)            $(0.56)
------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income           --                  --                  --               (0.01)                --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                             $(0.50)             $(0.51)             $(0.53)             $(0.53)            $(0.56)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in
capital#                                  $0.00+++              $--                 $--                 $--                $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $11.31              $11.52              $11.49              $10.90             $11.11
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                       2.63                4.82               10.42                2.93              10.44
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                 0.84                0.95                0.92                0.92               0.92
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                4.48                4.39                4.56                4.73               5.10
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                           11                  14                  15                  13                 22
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                               $210,103            $224,923            $233,500            $210,269           $216,272
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June
    7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)               $0.48               $0.48               $0.49               $0.51              $0.53
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                 1.09                1.16                1.12                1.12               1.12
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                4.23                4.18                4.36                4.53               4.90
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS, MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS B                                    2005                2004                2003                2002               2001

Net asset value, beginning of
period                                   $11.54              $11.51              $10.92              $11.12             $10.60
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                  $0.43               $0.43               $0.44               $0.46              $0.48
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                     (0.21)               0.04                0.60               (0.20)              0.53
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $0.22               $0.47               $1.04               $0.26              $1.01
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income               $(0.43)             $(0.44)             $(0.45)             $(0.45)            $(0.49)
------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income           --                  --                  --               (0.01)                --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                             $(0.43)             $(0.44)             $(0.45)             $(0.46)            $(0.49)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in
capital#                                  $0.00+++              $--                 $--                 $--                $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $11.33              $11.54              $11.51              $10.92             $11.12
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&                          1.97                4.14                9.69                2.35               9.82^
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                 1.49                1.60                1.57                1.57               1.57
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                3.83                3.74                3.91                4.13               4.45
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                           11                  14                  15                  13                 22
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                $40,766             $46,253             $47,612             $37,487            $30,057
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June
    7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)               $0.41               $0.41               $0.42               $0.44              $0.46
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                 1.74                1.80                1.77                1.77               1.77
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                3.58                3.54                3.71                3.93               4.25
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
     ^ The total return previously reported for the year ended March 31, 2001 has been revised, from (9.82)% to 9.82%.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Florida Municipal Bond Fund (Florida Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a non-diversified series of MFS Municipal Series Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

General - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Because each fund invests primarily in the securities of a single state and its political subdivisions, each fund is vulnerable to the effects of changes in the legal and economic environment of the particular state. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline in value.

Investment Valuations - Bonds and other fixed income securities (other than short-term obligations) in each fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in each fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

Swap Agreements - Each fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party, which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The funds may use swaps for both hedging and non-hedging purposes. For hedging purposes, each fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, each fund may use swaps to take a position on anticipated changes in the underlying financial index.

Interest Rate Swap Agreements - Interest rate swap agreements are agreements to exchange cash flows periodically based on a notional principal amount, for example the exchange of fixed rate interest payments for floating rate interest payments which are based on a specific financial index, or the exchange of two distinct floating rate payments. The net receivable or payable associated with these payments is accrued daily and is recorded as net interest income or expense. For financial statement purposes, the net interest income or expense periodically recognized for an interest rate swap is recorded in the same line item as any unrealized and realized gains or losses recognized for that instrument. The primary risk associated with interest rate swap agreements is that unfavorable changes in the fluctuation of interest rates could adversely impact the funds.

Rate Lock Swaps - Each fund may enter into rate lock swaps, which are used to reduce the interest rate risk of the portfolio. A rate lock swap is a payment or receipt of cash on a specified future date, calculated as the difference between the strike rate and a specific index yield on that date. The payment received or made at the end of the measurement period is recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation.

Short Term Fees - For purchases made on or after July 1, 2004 and before April 1, 2005, each fund charged a 2% redemption fee (which was retained by each fund) on proceeds from Class A, Class B, and Class C shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, each fund will no longer charge a redemption fee. See the funds" prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in-capital.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Each fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended March 31, 2005, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - Each fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by each fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable each fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. Each fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for derivatives, defaulted bonds, net operating losses, expiration of capital loss carry forward, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended March 31, 2005 and March 31, 2004 was as follows:

                                ALABAMA       ARKANSAS     CALIFORNIA       FLORIDA        GEORGIA       MARYLAND    MASSACHUSETTS
YEAR ENDED 3/31/05               FUND           FUND          FUND            FUND           FUND          FUND           FUND
----------------------------------------------------------------------------------------------------------------------------------
Distributions declared from:

Tax-exempt income              $4,028,102    $5,977,001    $18,783,159      $4,058,369    $2,840,491    $6,753,147     $10,888,037
----------------------------------------------------------------------------------------------------------------------------------
Long-term capital gain            326,164          --             --              --            --          60,248            --
----------------------------------------------------------------------------------------------------------------------------------
Ordinary income                    63,872       214,789         55,853            --            --          70,072         252,507
----------------------------------------------------------------------------------------------------------------------------------
Total distributions
declared                       $4,418,138    $6,191,790    $18,839,012      $4,058,369    $2,840,491    $6,883,467     $11,140,544
----------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED 3/31/04
----------------------------------------------------------------------------------------------------------------------------------
Distributions declared from:

Tax-exempt income              $4,299,054    $6,440,961    $20,587,242      $4,790,668    $3,071,307    $7,429,929     $12,099,617
----------------------------------------------------------------------------------------------------------------------------------

During the year ended March 31, 2005, the following amounts were reclassified due to differences between book and tax accounting for amortization and accretion on debt securities, expiration of capital loss carry forward, derivatives, defaulted bonds, net operating losses, distributions in excess of realized capital gains, and treating a portion of the proceeds from redemptions as a distribution for tax purposes:

                                ALABAMA       ARKANSAS     CALIFORNIA       FLORIDA        GEORGIA       MARYLAND    MASSACHUSETTS
                                 FUND           FUND          FUND            FUND           FUND          FUND           FUND
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease):

Paid-in capital                  $(74,123)      $34,245       $249,161         $(2,007)     $(11,069)    $(323,530)        $58,451
----------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized
gain (loss) on investments         39,659      (226,203)      (301,749)        (62,938)       10,035       338,696         (42,576)
----------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
distributions in excess of
net investment income              34,464       191,958         52,588          64,945         1,034       (15,166)        (15,875)
----------------------------------------------------------------------------------------------------------------------------------

These changes had no effect on the net assets or net asset value per share of the funds.

As of March 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                ALABAMA       ARKANSAS     CALIFORNIA       FLORIDA        GEORGIA       MARYLAND    MASSACHUSETTS
                                 FUND           FUND          FUND            FUND           FUND          FUND           FUND
----------------------------------------------------------------------------------------------------------------------------------
Undistributed tax-exempt
income                           $270,804      $550,797       $836,932        $188,923       $67,059      $227,044        $389,414
----------------------------------------------------------------------------------------------------------------------------------
Undistributed ordinary
income                                 --            --             --          49,709            --            --              --
----------------------------------------------------------------------------------------------------------------------------------
Undistributed long-term
capital gain                           --            --        657,132              --            --            --          92,360
----------------------------------------------------------------------------------------------------------------------------------
Capital loss carryforward              --      (532,845)      (229,685)     (1,067,421)     (171,792)     (400,494)             --
----------------------------------------------------------------------------------------------------------------------------------
Post-October capital loss
deferral                          (77,028)     (490,965)            --              --            --            --              --
----------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)          5,818,060     9,356,495     20,815,088       4,595,215     4,513,756    10,108,507      15,998,051
----------------------------------------------------------------------------------------------------------------------------------
Other temporary differences      (358,162)     (389,270)    (1,555,308)       (232,864)     (184,291)     (527,472)       (774,446)
----------------------------------------------------------------------------------------------------------------------------------

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

                                              ARKANSAS     CALIFORNIA       FLORIDA        GEORGIA       MARYLAND
EXPIRATION DATE                                 FUND          FUND*           FUND           FUND          FUND
------------------------------------------------------------------------------------------------------------------
March 31, 2006                                      $--            $--       $(781,761)          $--           $--
------------------------------------------------------------------------------------------------------------------
March 31, 2007                                       --             --              --            --            --
------------------------------------------------------------------------------------------------------------------
March 31, 2008                                       --       (229,685)             --            --            --
------------------------------------------------------------------------------------------------------------------
March 31, 2009                                       --             --              --      (171,792)     (400,494)
------------------------------------------------------------------------------------------------------------------
March 31, 2010                                       --             --        (164,025)           --            --
------------------------------------------------------------------------------------------------------------------
March 31, 2011                                       --             --        (121,635)           --            --
------------------------------------------------------------------------------------------------------------------
March 31, 2012                                 (532,845)            --              --            --            --
------------------------------------------------------------------------------------------------------------------
Total                                         $(532,845)     $(229,685)    $(1,067,421)    $(171,792)    $(400,494)
------------------------------------------------------------------------------------------------------------------

* The availability of a portion of the capital loss carryforwards which were acquired on March 9, 2001, in connection with the
  PaineWebber California Tax Free Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

Investment Adviser - The trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.55% of each fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. In the case of the Massachusetts Fund the reduction of expenses by the investment adviser includes a non-recurring reimbursement of prior period out-of-pocket shareholder servicing costs in the amount of $96,368. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters (See Legal Proceedings footnote), MFS has agreed to reduce each fund's management fee to 0.30% of average daily net assets for the period March 1, 2004 through February 28, 2009, which is shown as a reduction of total expenses in the Statement of Operations. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the funds.

Each fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the funds, all of whom receive remuneration for their services to the funds from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). Each fund has an unfunded, defined benefit plan for retired Independent Trustees. Included in Trustees" compensation is a pension expense for retired Independent Trustees for the year ended March 31, 2005:

                                ALABAMA       ARKANSAS       CALIFORNIA      FLORIDA       GEORGIA       MARYLAND    MASSACHUSETTS
                                 FUND           FUND            FUND           FUND          FUND          FUND           FUND
----------------------------------------------------------------------------------------------------------------------------------
Pension Expense                 $1,284         $1,177          $1,881         $1,175        $1,281        $1,851         $1,881
----------------------------------------------------------------------------------------------------------------------------------

These funds and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

Administrator - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Each fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                                 4/01/04
                                                 THROUGH
EFFECTIVE DATE                                   2/28/05                3/01/05

First $2 billion                                0.01120%               0.01626%
-------------------------------------------------------------------------------
Next $2.5 billion                               0.00832%               0.01206%
-------------------------------------------------------------------------------
Next $2.5 billion                               0.00032%               0.00056%
-------------------------------------------------------------------------------
In excess of $7 billion                         0.00000%               0.00000%
-------------------------------------------------------------------------------

For the year ended March 31, 2005, each fund paid MFS the following amounts to partially reimburse MFS for the costs of providing administrative services:

                            ALABAMA      ARKANSAS       CALIFORNIA      FLORIDA         GEORGIA        MARYLAND       MASSACHUSETTS
                             FUND          FUND            FUND          FUND            FUND            FUND             FUND
-----------------------------------------------------------------------------------------------------------------------------------
Expenses Paid                $7,508        $11,243        $32,691         $7,186         $5,425          $12,519          $20,378
-----------------------------------------------------------------------------------------------------------------------------------
Percentage of average
daily net assets           0.00793%       0.00799%       0.00794%       0.00799%       0.00793%         0.00794%         0.00793%
-----------------------------------------------------------------------------------------------------------------------------------

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received the following amounts as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2005:

      ALABAMA            ARKANSAS         CALIFORNIA          FLORIDA           GEORGIA           MARYLAND        MASSACHUSETTS
        FUND               FUND              FUND              FUND               FUND              FUND              FUND
-------------------------------------------------------------------------------------------------------------------------------
      $25,937             $38,856          $53,837            $21,523           $11,780           $25,872            $41,311
-------------------------------------------------------------------------------------------------------------------------------

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to rule 12b-1 of the Investment Company Act of 1940 as follows:

Each fund's distribution plan provides that each fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFS may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of each fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer and a distribution fee to MFD of up to 0.10% per annum of each fund's average daily net assets attributable to Class A shares. For the year ended March 31, 2005, MFD retained the following service fees for accounts not attributable to a securities dealer:

      ALABAMA            ARKANSAS         CALIFORNIA          FLORIDA           GEORGIA           MARYLAND        MASSACHUSETTS
        FUND               FUND              FUND              FUND               FUND              FUND              FUND
-------------------------------------------------------------------------------------------------------------------------------
       $1,313             $1,181            $3,802              $--               $885             $3,681            $48,023
-------------------------------------------------------------------------------------------------------------------------------

During the year ended March 31, 2005, fees incurred under the distribution plan as a percentage of each fund's average daily net assets attributable to Class A shares on an annualized basis were as follows:

      ALABAMA            ARKANSAS         CALIFORNIA          FLORIDA           GEORGIA           MARYLAND        MASSACHUSETTS
        FUND               FUND              FUND              FUND               FUND              FUND              FUND
-------------------------------------------------------------------------------------------------------------------------------
       0.25%               0.10%            0.10%              0.00%             0.25%             0.35%              0.35%
-------------------------------------------------------------------------------------------------------------------------------

Payments of the 0.10% per annum Class A distribution fee will be implemented on such a date as the Trustees of the trust may determine for the Alabama, Arkansas, California, Florida, and Georgia funds. Payment of the 0.25% per annum Class A service fee by the Florida Fund will commence on such date as the Trustees of the trust may determine. In the case of the Arkansas and California Funds, a portion of the service fee is currently being paid by each fund; payment of the remaining portion for the Class A service fee will become payable on such date as the Trustees of the trust may determine.

Each fund's distribution plan provides that the fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the fund's average daily net assets attributable to Class B and Class C shares. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended be consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to securities dealers. Class B and Class C service fees during the year ended March 31, 2005 were as follows:

                                ALABAMA       ARKANSAS       CALIFORNIA      FLORIDA       GEORGIA       MARYLAND    MASSACHUSETTS
                                 FUND           FUND            FUND           FUND          FUND          FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------------
Class B                           $85            $2            $   36          $--           $20           $187           $128
-----------------------------------------------------------------------------------------------------------------------------------
Class C                           N/A            N/A            1,727          N/A           N/A           N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------

During the year ended March 31, 2005, fees incurred under the distribution plan as a percentage of average daily net assets attributable to Class B and Class C shares on an annualized basis were as follows:

                                ALABAMA       ARKANSAS       CALIFORNIA      FLORIDA       GEORGIA       MARYLAND    MASSACHUSETTS
                                 FUND           FUND            FUND           FUND          FUND          FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------------
Class B                          1.00%          0.86%          0.86%          0.77%         1.00%         1.00%          1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Class C                           N/A            N/A           1.00%           N/A           N/A           N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------

Except in the case of the 0.25% per annum first year Class B shares service fee, payments by the Florida Fund will be suspended until such date as the Trustees of the trust may determine. In the case of the Arkansas and California funds, the 0.25% per annum Class B service fee for the sale of Class B shares in the first year is currently 0.10%.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended March 31, 2005 were as follows:

                       ALABAMA       ARKANSAS     CALIFORNIA      FLORIDA       GEORGIA       MARYLAND       MASSACHUSETTS
CDSC IMPOSED             FUND          FUND          FUND           FUND          FUND          FUND             FUND
------------------------------------------------------------------------------------------------------------------------------
Class A                 $--          $ 9,620       $  4,570       $ 1,984        $--            $--              $--
------------------------------------------------------------------------------------------------------------------------------
Class B                 55,153        29,402        166,354        46,758        31,192        51,171           75,883
------------------------------------------------------------------------------------------------------------------------------
Class C                  N/A           N/A            5,788         N/A           N/A            N/A              N/A
------------------------------------------------------------------------------------------------------------------------------

Shareholder Servicing Agent - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of each fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of each fund's average daily net assets. For the period July 1, 2004 through December 31, 2004, each fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, each fund was charged up to 0.1035% of its average daily net assets. Effective March 1, 2005, each fund is charged up to 0.1159% of its average daily net assets. For the year ended March 31, 2005, each fund paid MFSC the following fee for shareholder services:

                              ALABAMA        ARKANSAS       CALIFORNIA       FLORIDA       GEORGIA       MARYLAND     MASSACHUSETTS
                               FUND            FUND            FUND           FUND           FUND          FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------------
Expense paid                  $89,133        $132,745        $387,544        $84,771       $64,346       $148,296       $241,720
-----------------------------------------------------------------------------------------------------------------------------------
Percentage of average
daily net assets              0.0941%        0.0944%         0.0941%         0.0942%       0.0941%        0.0941%        0.0941%
-----------------------------------------------------------------------------------------------------------------------------------

Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the funds and subsequently reimbursed to MFSC which amounted to the following, as well as other costs paid by the funds directly to unaffiliated vendors for the year ended March 31, 2005:

      ALABAMA            ARKANSAS         CALIFORNIA          FLORIDA           GEORGIA           MARYLAND        MASSACHUSETTS
        FUND               FUND              FUND              FUND               FUND              FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------------
      $12,231             $23,533          $32,469            $10,344           $16,159           $24,085            $38,228
-----------------------------------------------------------------------------------------------------------------------------------

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations were as follows:

                              ALABAMA        ARKANSAS       CALIFORNIA       FLORIDA       GEORGIA       MARYLAND     MASSACHUSETTS
                               FUND            FUND            FUND           FUND           FUND          FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------------
Purchases                   $15,782,284     $17,463,071     $49,873,138    $15,823,105   $12,031,295    $18,604,386    $27,315,483
-----------------------------------------------------------------------------------------------------------------------------------
Sales                        19,273,041      25,029,897      85,909,122     29,798,220    15,727,941     37,761,783     45,971,564
-----------------------------------------------------------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by each fund, as computed on a federal income tax basis, are as follows:

                              ALABAMA        ARKANSAS       CALIFORNIA       FLORIDA       GEORGIA       MARYLAND     MASSACHUSETTS
                               FUND            FUND            FUND           FUND           FUND          FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------------
Aggregate cost              $85,448,668    $129,058,117    $370,950,502    $81,244,161   $61,389,811   $142,213,497   $232,527,897
-----------------------------------------------------------------------------------------------------------------------------------
Gross unrealized
appreciation                 $6,243,366      $9,424,599     $23,696,193     $4,702,378    $4,556,143    $10,435,465    $16,747,026
-----------------------------------------------------------------------------------------------------------------------------------
Gross unrealized
depreciation                   (425,306)        (68,104)     (2,881,105)      (107,163)      (42,387)      (326,958)      (748,975)
-----------------------------------------------------------------------------------------------------------------------------------
Net unrealized
appreciation
(depreciation)               $5,818,060      $9,356,495     $20,815,088     $4,595,215    $4,513,756    $10,108,507    $15,998,051
-----------------------------------------------------------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The Trust's Declaration permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                     ALABAMA                    ARKANSAS                 CALIFORNIA                 FLORIDA
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year ended 3/31/05 (000
Omitted)                      SHARES        AMOUNT        SHARES        AMOUNT       SHARES      AMOUNT       SHARES      AMOUNT
Shares sold                        634         $6,775          996       $10,203       3,679      $21,729         972       $9,841
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment
of distributions                   228          2,439          373         3,818       1,399        8,246         164        1,665
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                 (984)       (10,502)      (2,249)      (22,990)     (7,403)     (43,515)     (2,024)     (20,329)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                        (122)       $(1,288)        (880)      $(8,969)     (2,325)    $(13,540)       (888)     $(8,823)
-----------------------------------------------------------------------------------------------------------------------------------

Year ended 3/31/04 (000 Omitted)
Shares sold                        726         $7,893        1,380       $14,370       6,490      $38,645       1,178      $12,024
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment
of distributions                   207          2,241          348         3,618       1,394        8,298         179        1,822
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired               (1,322)       (14,349)      (1,283)      (13,287)    (11,257)     (66,990)     (2,067)     (21,072)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                        (389)       $(4,215)         445        $4,701      (3,373)    $(20,047)       (710)     $(7,226)
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Year ended 3/31/05 (000 Omitted)
Shares sold                        140         $1,484          131        $1,343         386       $2,273         190       $1,921
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment
of distributions                    38            402           28           282         330        1,946          36          364
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                 (348)        (3,709)        (257)       (2,625)     (3,196)     (18,787)       (585)      (5,879)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                        (170)       $(1,823)         (98)      $(1,000)     (2,480)    $(14,568)       (359)     $(3,594)
-----------------------------------------------------------------------------------------------------------------------------------

Year ended 3/31/04 (000 Omitted)
Shares sold                        350         $3,812          200        $2,100       1,820      $10,917         295       $3,014
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment
of distributions                    32            346           25           254         368        2,189          38          383
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                 (282)        (3,048)        (178)       (1,856)     (4,539)     (26,957)       (624)      (6,349)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                         100         $1,110           47          $498      (2,351)    $(13,851)       (291)     $(2,952)
-----------------------------------------------------------------------------------------------------------------------------------

                                   CALIFORNIA
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Year ended 3/31/05 (000
Omitted)                      SHARES        AMOUNT
Shares sold                        642         $3,787
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment
of distributions                   147            871
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired               (1,231)        (7,248)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                        (442)       $(2,590)
-----------------------------------------------------------------------------------------------------------------------------------

Year ended 3/31/04 (000 Omitted)
Shares sold                      1,235         $7,407
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment
of distributions                   160            955
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired               (2,154)       (12,812)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                        (759)       $(4,450)
-----------------------------------------------------------------------------------------------------------------------------------

                                     GEORGIA                    MARYLAND                MASSACHUSETTS
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year ended 3/31/05 (000
Omitted)                      SHARES        AMOUNT        SHARES        AMOUNT       SHARES      AMOUNT
Shares sold                        329         $3,642          581        $6,708       1,137      $12,908
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment
of distributions                   148          1,635          318         3,668         427        4,841
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                 (598)        (6,574)      (1,857)      (21,368)     (2,510)     (28,364)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                        (121)       $(1,297)        (958)     $(10,992)       (946)    $(10,615)
-----------------------------------------------------------------------------------------------------------------------------------

Year ending 3/31/04 (000 Omitted)
Shares sold                        568         $6,339          759        $8,889       1,640      $18,843
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment
of distributions                   145          1,614          332         3,885         435        4,994
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                 (911)       (10,174)      (1,186)      (13,849)     (2,878)     (33,079)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                        (198)       $(2,221)         (95)      $(1,075)       (803)     $(9,242)
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Year ended 3/31/05 (000 Omitted)
Shares sold                         33           $365          101        $1,161         197       $2,239
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment
of distributions                    29            322           59           678          95        1,085
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                 (347)        (3,840)        (622)       (7,173)       (702)      (7,959)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                        (285)       $(3,153)        (462)      $(5,334)       (410)     $(4,635)
-----------------------------------------------------------------------------------------------------------------------------------

Year ended 3/31/04 (000 Omitted)
Shares sold                        214         $2,410          276        $3,240         635       $7,331
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment
of distributions                    31            346           61           712          98        1,126
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                 (369)        (4,140)        (550)       (6,433)       (863)      (9,965)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                        (124)       $(1,384)        (213)      $(2,481)       (130)     $(1,508)
-----------------------------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The trust and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to each fund for the year ended March 31, 2005 ranged from $357 to $2,351, and is included in miscellaneous expense. None of the funds had significant borrowings during the year ended March 31, 2005.

(7) FINANCIAL INSTRUMENTS

The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements

Interest Rate Swaps

                                                     NOTIONAL PRINCIPAL       CASH FLOWS                              UNREALIZED
                                                          AMOUNT OF           RECEIVED BY        CASH FLOWS PAID     APPRECIATION
FUND                         EXPIRATION   CURRENCY        CONTRACT             THE FUND            BY THE FUND      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
Alabama Fund                                                               Floating -- 7 Day     Fixed -- 3 Year
                                                                               BMA Swap             BMA Swap
                              12/1/07        USD          2,000,000              Index           Index (2.795%)            $14,974
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Floating -- 7 Day    Fixed -- 10 Year
                                                                               BMA Swap             BMA Swap
                               6/8/15        USD          2,000,000              Index           Index (3.657%)             29,523
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Floating -- 7 Day    Fixed -- 10 Year
                                                                               BMA Swap             BMA Swap
                              6/27/15        USD          2,000,000              Index           Index (3.809%)              7,867
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Floating -- 7 Day    Fixed -- 11 Year
                                                                               BMA Swap             BMA Swap
                              7/12/16        USD          2,000,000              Index           Index (3.777%)             23,874
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Total Alabama Fund      $76,238
----------------------------------------------------------------------------------------------------------------------------------
Arkansas Fund                                                              Floating -- 7 Day     Fixed -- 3 Year
                                                                               BMA Swap             BMA Swap
                              12/1/07        USD          3,000,000              Index           Index (2.795%)            $22,460
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Floating -- 7 Day    Fixed -- 10 Year
                                                                               BMA Swap             BMA Swap
                               6/8/15        USD          3,000,000              Index           Index (3.657%)             44,285
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Floating -- 7 Day    Fixed -- 10 Year
                                                                               BMA Swap             BMA Swap
                              6/15/15        USD          3,000,000              Index           Index (3.702%)             34,970
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Floating -- 7 Day    Fixed -- 10 Year
                                                                               BMA Swap             BMA Swap
                               9/1/15        USD          3,000,000              Index           Index (3.937%)             (8,936)
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Floating -- 7 Day    Fixed -- 12 Year
                                                                               BMA Swap             BMA Swap
                               4/6/17        USD          1,500,000              Index           Index (3.884%)              3,559
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Floating -- 7 Day    Fixed -- 12 Year
                                                                               BMA Swap             BMA Swap
                              4/20/17        USD          2,000,000              Index           Index (3.714%)             36,162
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Total Arkansas Fund      $132,500
----------------------------------------------------------------------------------------------------------------------------------
California Fund                                                            Floating -- 7 Day     Fixed -- 3 Year
                                                                               BMA Swap             BMA Swap
                              12/1/07        USD          9,000,000              Index           Index (2.795%)            $67,262
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Fixed -- 30 Year     Floating -- 7 Day
                                                                               BMA Swap             BMA Swap
                               6/1/35        USD          4,000,000         Index (4.172%)            Index                (62,736)
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Fixed -- 30 Year     Floating -- 7 Day
                                                                               BMA Swap             BMA Swap
                               9/6/35        USD          2,000,000         Index (4.254%)            Index                (14,884)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                               Total California Fund      $(10,358)

----------------------------------------------------------------------------------------------------------------------------------

Florida Fund                                                               Floating -- 7 Day     Fixed -- 3 Year
                                                                               BMA Swap             BMA Swap
                              12/1/07        USD          2,000,000              Index           Index (2.795%)            $14,947
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Floating -- 7 Day    Fixed -- 10 Year
                                                                               BMA Swap             BMA Swap
                              6/15/15        USD          1,500,000              Index           Index (3.702%)             17,485
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Floating -- 7 Day    Fixed -- 10 Year
                                                                               BMA Swap             BMA Swap
                              6/22/15        USD          1,000,000              Index           Index (3.628%)             17,735
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Floating -- 7 Day    Fixed -- 10 Year
                                                                               BMA Swap             BMA Swap
                              6/27/15        USD          2,000,000              Index           Index (3.809%)              7,867
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Floating -- 7 Day    Fixed -- 11 Year
                                                                               BMA Swap             BMA Swap
                              7/12/16        USD          2,000,000              Index           Index (3.777%)             23,874
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Floating -- 7 Day    Fixed -- 12 Year
                                                                               BMA Swap             BMA Swap
                               4/6/17        USD          1,000,000              Index           Index (3.884%)              2,372
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Floating -- 7 Day    Fixed -- 12 Year
                                                                               BMA Swap             BMA Swap
                              4/20/17        USD          1,000,000              Index           Index (3.714%)             18,081
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Total Florida Fund      $102,361
----------------------------------------------------------------------------------------------------------------------------------
Georgia Fund                                                               Floating -- 7 Day     Fixed -- 3 Year
                                                                               BMA Swap             BMA Swap
                              12/1/07        USD          1,000,000              Index           Index (2.795%)             $7,487
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Floating -- 7 Day    Fixed -- 10 Year
                                                                               BMA Swap             BMA Swap
                               6/8/15        USD          1,000,000              Index           Index (3.657%)             14,762
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Floating -- 7 Day    Fixed -- 10 Year
                                                                               BMA Swap             BMA Swap
                              6/15/15        USD          1,500,000              Index           Index (3.702%)             17,485
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Floating -- 7 Day    Fixed -- 10 Year
                                                                               BMA Swap             BMA Swap
                              6/27/15        USD          2,000,000              Index           Index (3.809%)              7,867
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Floating -- 7 Day    Fixed -- 10 Year
                                                                               BMA Swap             BMA Swap
                               9/1/15        USD          1,000,000              Index           Index (3.937%)             (2,979)
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Floating -- 7 Day    Fixed -- 12 Year
                                                                               BMA Swap             BMA Swap
                               4/6/17        USD          1,000,000              Index           Index (3.884%)              2,372
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Floating -- 7 Day    Fixed -- 12 Year
                                                                               BMA Swap             BMA Swap
                              4/20/17        USD          1,000,000              Index           Index (3.714%)             18,081
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Total Georgia Fund      $65,075
----------------------------------------------------------------------------------------------------------------------------------

Maryland Fund                                                              Floating -- 7 Day     Fixed -- 3 Year
                                                                               BMA Swap             BMA Swap
                              12/1/07        USD          3,000,000              Index           Index (2.795%)            $22,460
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Floating -- 7 Day    Fixed -- 10 Year
                                                                               BMA Swap             BMA Swap
                              6/27/15        USD          2,000,000              Index           Index (3.809%)              7,867
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Floating -- 7 Day    Fixed -- 10 Year
                                                                               BMA Swap             BMA Swap
                               9/1/15        USD          2,000,000              Index           Index (3.937%)             (5,957)
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Floating -- 7 Day    Fixed -- 12 Year
                                                                               BMA Swap             BMA Swap
                               4/6/17        USD          2,000,000              Index           Index (3.884%)              4,745
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Total Maryland Fund      $29,115
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Fund                                                         Floating -- 7 Day     Fixed -- 3 Year
                                                                               BMA Swap             BMA Swap
                              12/1/07        USD          5,000,000              Index           Index (2.795%)            $37,434
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Floating -- 7 Day    Fixed -- 10 Year
                                                                               BMA Swap             BMA Swap
                              6/15/15        USD          5,000,000              Index           Index (3.702%)             58,284
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Floating -- 7 Day    Fixed -- 10 Year
                                                                               BMA Swap             BMA Swap
                              6/22/15        USD          2,000,000              Index           Index (3.628%)             35,470
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Floating -- 7 Day    Fixed -- 10 Year
                                                                               BMA Swap             BMA Swap
                               8/3/15        USD          5,000,000              Index           Index (3.803%)             30,508
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Floating -- 7 Day    Fixed -- 11 Year
                                                                               BMA Swap             BMA Swap
                              7/12/16        USD          2,000,000              Index           Index (3.777%)             23,874
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Floating -- 7 Day    Fixed -- 12 Year
                                                                               BMA Swap             BMA Swap
                               4/6/17        USD          1,000,000              Index           Index (3.884%)              2,372
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Fixed -- 30 Year     Floating -- 7 Day
                                                                               BMA Swap             BMA Swap
                               6/1/35        USD          3,000,000         Index (4.172%)            Index                (47,052)
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Fixed -- 30 Year     Floating -- 7 Day
                                                                               BMA Swap             BMA Swap
                               9/6/35        USD          2,000,000         Index (4.254%)            Index                (14,884)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                            Total Massachusetts Fund      $126,006
----------------------------------------------------------------------------------------------------------------------------------

At March 31, 2005, each fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) RESTRICTED SECURITIES

At March 31, 2005, each fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, which may not be publicly sold without registration under the Securities Act of 1933. Each fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                                                    DATE OF        PAR
FUND               DESCRIPTION                                                    ACQUISITION     AMOUNT          COST       VALUE
-----------------------------------------------------------------------------------------------------------------------------------

Alabama Fund       Birmingham, AL, Multi-Family Housing Rev., "C" (Beaconview
                   Apartments), 8%, 2030                                            7/19/00      $395,000      $395,000     $39,500
                   Guam Power Authority Rev., RITES, AMBAC, 7.577%, 2013            5/20/99       500,000       536,360     585,500
                   Guam Power Authority Rev., RITES, AMBAC, 7.077%, 2018            5/20/99     4,500,000     4,376,790   4,892,220
                   Puerto Rico Municipal Finance Agency, RITES, FSA, 8.129%, 2017    1/6/00       500,000       469,080     588,970
                   Puerto Rico Public Finance Corp., RITES, AMBAC, 7.839%, 2013     3/31/99       500,000       509,110     634,000
                   Puerto Rico Public Finance Corp., RITES, AMBAC, 7.839%, 2016     9/30/99       500,000       569,030     620,180
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $7,360,370
-----------------------------------------------------------------------------------------------------------------------------------
Arkansas Fund      Commonwealth of Puerto Rico, Infrastructure, RITES, ETM,
                   8.112%, 2019                                                     10/5/00    $1,250,000    $1,282,225  $1,498,150
                   Commonwealth of Puerto Rico, RITES, MBIA, 8.612%, 2020           3/30/00     3,000,000     3,067,320   3,651,420
                   Puerto Rico Municipal Finance Agency, RITES, FSA, 8.129%, 2017    1/6/00       735,000       689,548     865,815
                   Puerto Rico Municipal Finance Agency, RITES, FSA, 8.129%, 2018    1/6/00     3,250,000     3,006,835   3,820,180
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $9,835,565
-----------------------------------------------------------------------------------------------------------------------------------
California Fund    Los Angeles, CA, RITES, 7.566%, 2014                             7/20/99    $5,405,000    $5,672,548  $6,621,017
                   Los Angeles, CA, Union School District, RITES, FSA,
                   7.566%, 2020                                                      3/4/03     5,000,000     5,808,100   5,791,300
                   Commonwealth of Puerto Rico, ROLS, Series II R 124B, XLCA,
                   8.543%, 2017                                                     10/22/01    1,500,000     1,816,140   1,918,830
                   Commonwealth of Puerto Rico, ROLS, Series II R 184C,
                   FGIC, 8.633%, 2016                                                8/5/02     3,300,000     4,269,738   4,264,260
                   Southern California Metropolitan Water District Rev., RITES,
                   8.577%, 2018                                                      5/7/01     5,000,000     5,819,300   6,511,100
                   State of California, RITES, "B", 8.543%, 2017                     1/3/00     1,250,000     1,230,275   1,539,725
                   University of California Rev., RITES, MBIA, 7.316%, 2016         5/21/99     5,705,000     5,783,273   6,367,864
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $33,014,09
                                                                                                                                  6
-----------------------------------------------------------------------------------------------------------------------------------
Florida Fund       Commonwealth of Puerto Rico, Highway & Transportation, ROLS,
                   Railroad II R 227 1, MBIA, 8.633%, 2020                          4/25/03    $2,500,000    $3,282,600  $3,262,400
                   Commonwealth of Puerto Rico, RITES, MBIA, 8.612%, 2019           3/30/00     1,000,000     1,030,240   1,217,140
                   State of Florida, RITES, 7.054%, 2017                             4/9/99     3,000,000     3,042,840   3,356,640
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $7,836,180
-----------------------------------------------------------------------------------------------------------------------------------
Georgia Fund       Atlanta, GA, Water & Wastewater Rev., RITES, FGIC,
                   8.043%, 2016                                                     4/20/99    $4,000,000    $4,668,400  $5,084,720
                   Puerto Rico Municipal Finance Agency, RITES, FSA, 9.137%, 2016    1/6/00       500,000       519,760     614,020
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $5,698,740
-----------------------------------------------------------------------------------------------------------------------------------
Maryland Fund      Guam Power Authority Rev., RITES, AMBAC, 7.577%, 2015            5/20/99    $1,680,000    $1,760,909  $1,936,670
                   Puerto Rico Electric Power Authority Rev., RITES, FSA,
                   7.559%, 2015                                                     9/16/99     1,400,000     1,367,100   1,570,450
                   Puerto Rico Municipal Finance Agency, RITES, FSA, 8.129%, 2019    1/6/00     1,000,000       905,080   1,172,920
                   Puerto Rico Public Finance Corp., RITES, AMBAC, 7.839%, 2010     9/30/99       500,000       509,110     620,180
                   Puerto Rico Public Finance Corp., RITES, AMBAC, 7.839%, 2016     3/31/99     1,520,000     1,729,851   1,927,360
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $7,227,580
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts      Dudley-Charlton, MA, Regional School District, RITES, FGIC,
Fund               7.566%, 2015                                                      5/5/99    $1,365,000    $1,501,582  $1,659,294
                   Dudley-Charlton, MA, Regional School District, RITES, FGIC,
                   7.566%, 2016                                                      5/5/99     1,430,000     1,558,414   1,749,062
                   Dudley-Charlton, MA, Regional School District, RITES, FGIC,
                   7.566%, 2018                                                      5/5/99     1,565,000     1,687,884   1,928,299
                   Massachusetts Bay Transportation Authority, RITES,
                   9.380%, 2016                                                     4/19/00     4,835,000     5,484,534   6,425,038
                   Massachusetts Water Resources Authority, RITES, FGIC,
                   9.916%, 2019                                                     3/16/00     4,010,000     4,742,707   5,663,724
                   Puerto Rico Public Finance Corp., RITES, AMBAC, 7.839%, 2016     3/31/99     2,500,000     2,845,150   3,170,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $20,595,417
-----------------------------------------------------------------------------------------------------------------------------------

At March 31, 2005, restricted securities constituted the following percentages of each fund's net assets:

       ALABAMA           ARKANSAS        CALIFORNIA         FLORIDA          GEORGIA         MARYLAND       MASSACHUSETTS
        FUND               FUND             FUND             FUND             FUND             FUND             FUND
-------------------------------------------------------------------------------------------------------------------------
        7.95%              7.11%            8.30%            8.96%            8.57%            4.82%            8.21%
-------------------------------------------------------------------------------------------------------------------------

(9) CONCENTRATION OF CREDIT RISK

Since each fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. The risk associated with such factors is mitigated by the fact that a percentage of securities in a portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. At March 31, 2005, the percentage of holdings that carried such enhancements were as follows:

        ALABAMA             ARKANSAS         CALIFORNIA         FLORIDA           GEORGIA           MARYLAND       MASSACHUSETTS
         FUND                 FUND              FUND              FUND              FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
        69.83%               63.69%            49.43%            60.82%            28.25%            32.22%            47.90%
--------------------------------------------------------------------------------------------------------------------------------

For each fund, the greatest exposure to any one institution or agency did not exceed the following percentages of total investments as of March 31, 2005:

        ALABAMA             ARKANSAS         CALIFORNIA         FLORIDA           GEORGIA           MARYLAND       MASSACHUSETTS
         FUND                 FUND              FUND              FUND              FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
        38.00%               17.62%            13.15%            24.42%            14.03%            9.16%             15.96%
--------------------------------------------------------------------------------------------------------------------------------

(10) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS funds received the payment on February 16, 2005.

In addition, in February 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators" view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS" former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS" internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS" use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTANTING FIRM
-------------------------------------------------------------------------------

To the Trustees and Shareholders of MFS Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities of MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund and MFS Massachusetts Municipal Bond, certain of the portfolios of MFS Municipal Series Trust (the "Trust"), including the portfolio of investments, as of March 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of aforementioned portfolios of MFS Municipal Series Trust as of March 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 24, 2005

-------------------------------------------------------------------------------
RESULTS OF SHAREHOLDER MEETING (unaudited) - 3/31/05
-------------------------------------------------------------------------------

At a special meeting of shareholders of MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, and MFS Massachusetts Municipal Bond Fund, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                                  NUMBER OF DOLLARS
                                       ----------------------------------------
NOMINEE                                    AFFIRMATIVE      WITHHOLD AUTHORITY

Lawrence H. Cohn                        2,338,745,402.20       23,104,899.71
-------------------------------------------------------------------------------
David H. Gunning                        2,340,048,506.07       21,801,795.84
-------------------------------------------------------------------------------
William R. Gutow                        2,339,850,605.62       21,999,696.29
-------------------------------------------------------------------------------
Michael Hegarty                         2,340,213,807.46       21,636,494.45
-------------------------------------------------------------------------------
J. Atwood Ives                          2,338,786,653.70       23,063,648.21
-------------------------------------------------------------------------------
Amy B. Lane                             2,339,960,815.68       21,889,486.23
-------------------------------------------------------------------------------
Robert J. Manning                       2,340,560,593.28       21,289,708.63
-------------------------------------------------------------------------------
Lawrence T. Perera                      2,338,677,013.42       23,173,288.49
-------------------------------------------------------------------------------
Robert C. Pozen                         2,340,797,047.27       21,053,254.64
-------------------------------------------------------------------------------
J. Dale Sherratt                        2,338,746,772.55       23,103,529.36
-------------------------------------------------------------------------------
Laurie J. Thomsen                       2,339,932,511.83       21,917,790.08
-------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND,
----------------------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust, as of May 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston
Street, Boston, Massachusetts 02116.

                                     POSITION(s) HELD         TRUSTEE/OFFICER       PRINCIPAL OCCUPATIONS DURING THE PAST FIVE
NAME, DATE OF BIRTH                      WITH FUND                SINCE(1)                 YEARS & OTHER DIRECTORSHIPS(2)
-------------------                  ----------------         ---------------       ------------------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee and President        February 2004       Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                  Executive Officer, President, Chief Investment
                                                                                 Officer and Director

Robert C. Pozen(3)              Trustee                      February 2004       Massachusetts Financial Services Company,
(born 08/08/46)                                                                  Chairman (since February 2004); Harvard Law
                                                                                 School (education), John Olin Visiting Professor
                                                                                 (since July 2002); Secretary of Economic
                                                                                 Affairs, The Commonwealth of Massachusetts
                                                                                 (January 2002 to December 2002); Fidelity
                                                                                 Investments, Vice Chairman (June 2000 to
                                                                                 December 2001); Fidelity Management & Research
                                                                                 Company (investment adviser), President (March
                                                                                 1997 to July 2001); Bell Canada Enterprises
                                                                                 (telecommunication s), Director; Medtronic, Inc.
                                                                                 (medical technology), Director; Telesat
                                                                                 (satellite communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair of         February 1992       Private investor; Eastern Enterprises (diversified
(born 05/01/36)                 Trustees                                         services company), Chairman, Trustee and Chief
                                                                                 Executive Officer (until November 2000)

Lawrence H. Cohn, M.D.          Trustee                      August 1993         Brigham and Women's Hospital, Chief of Cardiac
(born 03/11/37)                                                                  Surgery; Harvard Medical School, Professor of
                                                                                 Surgery

David H. Gunning                Trustee                      January 2004        Cleveland-Cliffs Inc. (mining products and service
(born 05/30/42)                                                                  provider), Vice Chairman/ Director (since April
                                                                                 2001); Encinitos Ventures (private investment
                                                                                 company), Principal (1997 to April 2001);
                                                                                 Lincoln Electric Holdings, Inc. (welding
                                                                                 equipment manufacturer), Director; Southwest Gas
                                                                                 Corporation (natural gas distribution company),
                                                                                 Director

William R. Gutow                Trustee                      December 1993       Private investor and real estate consultant;
(born 09/27/41)                                                                  Capitol Entertainment Management Company (video
                                                                                 franchise), Vice Chairman

Michael Hegarty                 Trustee                      December 2004       Retired; AXA Financial (financial services and
(born 12/21/44)                                                                  insurance), Vice Chairman and Chief Operating
                                                                                 Officer (until May 2001); The Equitable Life
                                                                                 Assurance Society (insurance), President and
                                                                                 Chief Operating Officer (until May 2001)

Amy B. Lane                     Trustee                      January 2004        Retired; Merrill Lynch & Co., Inc., Managing
(born 02/08/53)                                                                  Director, Investment Banking Group (1997 to
                                                                                 February 2001); Borders Group, Inc. (book and
                                                                                 music retailer), Director; Federal Realty
                                                                                 Investment Trust (real estate investment trust),
                                                                                 Trustee

Lawrence T. Perera              Trustee                      July 1981           Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt                Trustee                      August 1993         Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                                  specialists), President; Wellfleet Investments
                                                                                 (investor in health care companies), Managing
                                                                                 General Partner (since 1993); Cambridge
                                                                                 Nutraceuticals (professional nutritional
                                                                                 products), Chief Executive Officer (until May
                                                                                 2001)

Laurie J. Thomsen               Trustee                      March 2005          Private investor; Prism Venture Partners (venture
(born 08/05/57)                                                                  capital), Co- founder and General Partner (until
                                                                                 June 2004); St. Paul Travelers Companies
                                                                                 (commercial property liability insurance),
                                                                                 Director

OFFICERS
Robert J. Manning(3)            President and Trustee        February 2004       Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                  Executive Officer, President, Chief Investment
                                                                                 Officer and Director

Jeffrey N. Carp(3)              Secretary and Clerk          September 2004      Massachusetts Financial Services Company, Executive
(born 12/1/56)                                                                   Vice President, General Counsel and Secretary
                                                                                 (since April 2004); Hale and Dorr LLP (law
                                                                                 firm), Partner (prior to April 2004)

Stephanie A. DeSisto(3)         Assistant Treasurer          May 2003            Massachusetts Financial Services Company, Vice
(born 10/01/53)                                                                  President (since April 2003); Brown Brothers
                                                                                 Harriman & Co., Senior Vice President (November
                                                                                 2002 to April 2003); ING Groep N.V./Aeltus
                                                                                 Investment Management, Senior Vice President
                                                                                 (prior to November 2002)

James F. DesMarais(3)           Assistant Secretary and      September 2004      Massachusetts Financial Services Company, Assistant
(born 03/09/61)                 Assistant Clerk                                  General Counsel

Richard M. Hisey(3)             Treasurer                    August 2002         Massachusetts Financial Services Company, Senior
(born 08/29/58)                                                                  Vice President (since July 2002); The Bank of
                                                                                 New York, Senior Vice President (September 2000
                                                                                 to July 2002); Lexington Global Asset Managers,
                                                                                 Inc., Executive Vice President and Chief
                                                                                 Financial Officer (prior to September 2000);
                                                                                 Lexington Funds, Chief Financial Officer (prior
                                                                                 to September 2000)

Brian T. Hourihan(3)            Assistant Secretary and      September 2004      Massachusetts Financial Services Company, Vice
(born 11/11/64)                 Assistant Clerk                                  President, Senior Counsel and Assistant
                                                                                 Secretary (since June 2004); Affiliated Managers
                                                                                 Group, Inc., Chief Legal Officer/ Centralized
                                                                                 Compliance Program (January to April 2004);
                                                                                 Fidelity Research & Management Company,
                                                                                 Assistant General Counsel (prior to January
                                                                                 2004)

Ellen Moynihan(3)               Assistant Treasurer          April 1997          Massachusetts Financial Services Company, Vice
(born 11/13/57)                                                                  President

Frank L. Tarantino              Independent Chief            June 2004           Tarantino LLC (provider of compliance services),

(born 03/07/44)                 Compliance Officer                               Principal (since June 2004); CRA Business
                                                                                 Strategies Group (consulting services),
                                                                                 Executive Vice President (April 2003 to June
                                                                                 2004); David L. Babson & Co. (investment
                                                                                 adviser), Managing Director, Chief
                                                                                 Administrative Officer and Director (February
                                                                                 1997 to March 2003)

James O. Yost(3)                Assistant Treasurer          September 1990      Massachusetts Financial Services Company, Senior
(born 06/12/60)                                                                  Vice President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Mses. Lane and
Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the MFS Family of Funds.

The Trust held a shareholders" meeting in 2005, and will hold a shareholder's meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER                                              CUSTODIAN
Massachusetts Financial Services                                State Street Bank and Trust Company
Company                                                         225 Franklin Street, Boston, MA 02110
500 Boylston Street, Boston, MA
02116-3741                                                      INDEPENDENT REGISTERED PUBLIC
                                                                ACCOUNTING FIRM
DISTRIBUTOR                                                     Deloitte & Touche LLP
MFS Fund Distributors, Inc.                                     200 Berkeley Street, Boston, MA 02116
500 Boylston Street, Boston, MA
02116-3741

PORTFOLIO MANAGERS
Michael L. Dawson
Geoffrey L. Schechter

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds" proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

--------------------------------------------------------------------------------

FEDERAL TAX INFORMATION (UNAUDITED)

In January 2006, shareholders will be mailed a Tax Form Summary or Form 1099-DIV, if applicable, reporting the federal tax status of all distributions paid during the calendar year 2005.

Capital gain dividends designated for the year ended March 31, 2005 was as follows:

                                                                  CAPITAL GAIN
                                                                   DIVIDENDS
-------------------------------------------------------------------------------
Alabama Fund                                                        $326,164
California Fund                                                      227,579
Maryland Fund                                                         60,248
Massachusetts Fund                                                    99,947

For the year ended March 31, 2005, the amount of distributions from income designated as exempt-interest dividends was as follows:

                                                                EXEMPT-INTEREST
                                                                   DIVIDENDS
-------------------------------------------------------------------------------
Alabama Fund                                                         98.44%
Arkansas Fund                                                        96.53%
California Fund                                                      99.70%
Florida Fund                                                        100.00%
Georgia Fund                                                        100.00%
Maryland Fund                                                        98.97%
Massachusetts Fund                                                   97.73%
-------------------------------------------------------------------------------

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                           MST-A-ANN-05/05 31M

MFS(R) MUNICIPAL SERIES TRUST                                           3/31/05

FOR THE STATES OF: MISSISSIPPI,
NEW YORK, NORTH CAROLINA,
PENNSYLVANIA, SOUTH CAROLINA,
TENNESSEE, VIRGINIA, AND WEST VIRGINIA

ANNUAL REPORT
-------------------------------------------------------------------------------

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                ANNUAL REPORT

                                LETTER FROM THE CEO                           1
                                -----------------------------------------------
                                PORTFOLIO COMPOSITION                         2
                                -----------------------------------------------
                                MANAGEMENT REVIEW                             6
                                -----------------------------------------------
                                PERFORMANCE SUMMARY                           7
                                -----------------------------------------------
                                FUND EXPENSE TABLES                          17
                                -----------------------------------------------
                                PORTFOLIO OF INVESTMENTS                     21
                                -----------------------------------------------
                                FINANCIAL STATEMENTS                         60
                                -----------------------------------------------
                                NOTES TO FINANCIAL STATEMENTS                89
                                -----------------------------------------------
                                REPORT OF INDEPENDENT REGISTERED
                                PUBLIC ACCOUNTING FIRM                      104
                                -----------------------------------------------
                                RESULTS OF SHAREHOLDER MEETING              105
                                -----------------------------------------------
                                TRUSTEES AND OFFICERS                       106
                                -----------------------------------------------
                                PROXY VOTING POLICIES AND INFORMATION       108
                                -----------------------------------------------
                                QUARTERLY PORTFOLIO DISCLOSURE              108
                                -----------------------------------------------
                                FEDERAL TAX INFORMATION                     108
                                -----------------------------------------------
                                CONTACT INFORMATION                  BACK COVER
                                -----------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Last summer and fall, I wrote to you about enhancements that MFS(R) was making to its investment process. Our goal, as always, was to deliver strong performance across all asset classes. I am now happy to report to you that 2004 was a very successful year for MFS, relative to our peers in the mutual fund industry. While there will always be room for improvement, we believe the enhancements we have made to our investment process resulted in significantly improved performance across the MFS Family of Funds(R).

You may remember some of the enhancements I outlined last year. They included

  o increasing collaboration and information sharing among our investment personnel across asset classes, through an Investment Management Committee with members from our Domestic Equity, International Equity, Fixed Income, and Quantitative Research teams

  o increasing the number of analysts supporting our portfolio managers and doubling the average investment experience of our domestic equity analyst staff

  o making additional use of our most-seasoned portfolio managers to mentor research analysts

  o combining more quantitative, top-down risk control and security analysis with our traditional bottom-up research process

  o opening a research office in Mexico City to complement our existing staff in Boston, London, Singapore, and Tokyo

The effect of these enhancements, I believe, is evident in the recent performance of our funds. For the 12 months ended March 31, 2005, 68% of MFS domestic equity funds, 88% of MFS international equity funds, and 90% of MFS fixed-income funds delivered results in the top half of their Lipper peer groups.

Our longer-term performance also benefited from our ongoing commitment to the MFS Original Research(R) process: 69% of MFS funds were in the top half of their respective Lipper categories over the 3-, 5-, and 10-year periods ended March 31, 2005.

Of course, I cannot offer any guarantees that our performance will repeat itself. Still, I am confident that the recent enhancements to our investment process will continue to benefit shareholders in 2005 and beyond.

What I can tell you with certainty is that the way you manage your investments will determine how well you take advantage of the performance that financial markets deliver. Historically, individual investors have tended to underperform the markets. For example, a 2003 study by DALBAR, Inc. showed that over the nearly two decades from 1984 through 2002, the average U.S. stock investor earned a 2.6% average annual return at a time when U.S. stocks, as measured by the Standard & Poor's 500 Stock Index, delivered a 12.2% average annual return.(1)

This huge discrepancy, in our view, occurred because nonprofessional investors generally did not adhere to the basic principles followed by most professional investors: allocate among asset classes, diversify within each asset class, and rebalance one's portfolio on a routine schedule. I elaborated on this "ADR" theme in fund reports over the last few months of 2004. For more information on how to apply a Disciplined Diversification(SM) strategy to your portfolio using the principles of ADR, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Web site, MFS.COM.

As always, we appreciate your confidence in MFS, and you can be sure of our continued commitment to do the best we can to help you pursue your long-term financial goals.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

    May 16, 2005

It is not possible to invest directly in an index.

Lipper rankings and performance are based on historical average annual returns of Class A shares, and do not include any sales charges. Past performance is no guarantee of future results.

Asset allocation and diversification cannot guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: DALBAR July 2003 update to its Quantitative Analysis of Investment Behavior; DALBAR, Inc., is a financial-services market research firm headquartered in Boston, MA.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              MFS MISSISSIPPI MUNICIPAL BOND FUND

              PORTFOLIO STRUCTURE*

              Bonds                                       97.0%
              Cash & Other Net Assets                      3.0%



              TOP FIVE BOND INDUSTRIES*

              Health/Hospitals                            19.0%
              ------------------------------------------------
              State & Local Approp.                       11.7%
              ------------------------------------------------
              General Obligations/GP                      11.2%
              ------------------------------------------------
              Water/Sewer                                 10.6%
              ------------------------------------------------
              Universities/Colleges                       10.6%
              ------------------------------------------------

              CREDIT QUALITY**

              AAA                                         75.5%
              ------------------------------------------------
              AA                                           5.4%
              ------------------------------------------------
              A                                            8.1%
              ------------------------------------------------
              BBB                                          9.2%
              ------------------------------------------------
              Not Rated                                    1.8%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             6.6
              ------------------------------------------------
              Average Life                           15.3 yrs.
              ------------------------------------------------
              Average Maturity***                    16.1 yrs.
              ------------------------------------------------
              Average Credit Quality****                   AA+
              ------------------------------------------------
              Average Credit Quality Short-Term Bonds      A-1
              ------------------------------------------------

              MFS NEW YORK MUNICIPAL BOND FUND

              PORTFOLIO STRUCTURE*

              Bonds                                       97.5%
              Cash & Other Net Assets                      2.5%

              TOP FIVE BOND INDUSTRIES*

              Water/Sewer                                 12.7%
              ------------------------------------------------
              State & Local Approp.                       12.0%
              ------------------------------------------------
              Transportation/Spec Tax                     10.7%
              ------------------------------------------------
              Toll Roads                                   9.2%
              ------------------------------------------------
              General Obligations/GP                       8.5%
              ------------------------------------------------

              CREDIT QUALITY**

              AAA                                         51.1%
              ------------------------------------------------
              AA1                                          7.7%
              ------------------------------------------------
              A                                           15.3%
              ------------------------------------------------
              BBB                                          6.8%
              ------------------------------------------------
              BB                                           1.8%
              ------------------------------------------------
              Not Rated                                    7.3%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             7.1
              ------------------------------------------------
              Average Life                           16.0 yrs.
              ------------------------------------------------
              Average Maturity***                    17.5 yrs.
              ------------------------------------------------
              Average Credit Quality****                    AA
              ------------------------------------------------
              Average Credit Quality Short-Term Bonds      A-1
              ------------------------------------------------

              MFS NORTH CAROLINA MUNICIPAL BOND FUND

              PORTFOLIO STRUCTURE*

              Bonds                                       98.0%
              Cash & Other Net Assets                      2.0%

              TOP FIVE BOND INDUSTRIES*

              Health/Hospitals                            23.5%
              ------------------------------------------------
              Municipal Owned Utilities                   14.2%
              ------------------------------------------------
              State & Agency - Other                       9.6%
              ------------------------------------------------
              Water/Sewer                                  8.5%
              ------------------------------------------------
              Universities/Colleges                        8.4%
              ------------------------------------------------

              CREDIT QUALITY**

              AAA                                         38.8%
              ------------------------------------------------
              AA                                          33.8%
              ------------------------------------------------
              A                                            8.8%
              ------------------------------------------------
              BBB                                         18.0%
              ------------------------------------------------
              Not Rated                                    0.6%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             7.4
              ------------------------------------------------
              Average Life                           15.1 yrs.
              ------------------------------------------------
              Average Maturity***                    15.7 yrs.
              ------------------------------------------------
              Average Credit Quality****                   AA-
              ------------------------------------------------
              Average Credit Quality Short-Term Bonds      A-1
              ------------------------------------------------

              MFS PENNSYLVANIA MUNICIPAL BOND FUND

              PORTFOLIO STRUCTURE*

              Bonds                                       98.2%
              Cash & Other Net Assets                      1.8%

              TOP FIVE BOND INDUSTRIES*

              General Obligations/Schools                 25.9%
              ------------------------------------------------
              Health/Hospitals                            11.9%
              ------------------------------------------------
              Universities/Colleges                        9.9%
              ------------------------------------------------
              Water/Sewer                                  9.6%
              ------------------------------------------------
              Transportation/Spec Tax                      6.3%
              ------------------------------------------------

              CREDIT QUALITY**

              AAA                                         66.6%
              ------------------------------------------------
              AA                                          13.4%
              ------------------------------------------------
              A                                            5.5%
              ------------------------------------------------
              BBB                                          9.7%
              ------------------------------------------------
              BB                                           0.1%
              ------------------------------------------------
              B                                            0.5%
              ------------------------------------------------
              CCC                                          0.5%
              ------------------------------------------------
              Not Rated                                    3.7%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             7.7
              ------------------------------------------------
              Average Life                           18.2 yrs.
              ------------------------------------------------
              Average Maturity***                    18.5 yrs.
              ------------------------------------------------
              Average Credit Quality****                    AA
              ------------------------------------------------
              Average Credit Quality Short-Term Bonds      A-1
              ------------------------------------------------

              MFS SOUTH CAROLINA MUNICIPAL BOND FUND

              PORTFOLIO STRUCTURE*

              Bonds                                       98.9%
              Cash & Other Net Assets                      1.1%

              TOP FIVE BOND INDUSTRIES*

              Water/Sewer                                 20.3%
              ------------------------------------------------
              Health/Hospitals                            19.9%
              ------------------------------------------------
              General Obligations/Schools                 10.7%
              ------------------------------------------------
              Universities/Colleges                       10.2%
              ------------------------------------------------
              Municipal Owned Utilities                    9.7%
              ------------------------------------------------

              CREDIT QUALITY**

              AAA                                         73.2%
              ------------------------------------------------
              AA                                          14.2%
              ------------------------------------------------
              A                                            6.7%
              ------------------------------------------------
              BBB                                          3.8%
              ------------------------------------------------
              B                                            0.6%
              ------------------------------------------------
              Not Rated                                    1.5%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             7.8
              ------------------------------------------------
              Average Life                           16.6 yrs.
              ------------------------------------------------
              Average Maturity***                    17.8 yrs.
              ------------------------------------------------
              Average Credit Quality****                   AA+
              ------------------------------------------------
              Average Credit Quality Short-Term Bonds      A-1
              ------------------------------------------------

              MFS TENNESSEE MUNICIPAL BOND FUND

              PORTFOLIO STRUCTURE*

              Bonds                                       99.1%
              Cash & Other Net Assets                      0.9%

              TOP FIVE BOND INDUSTRIES*

              Water/Sewer                                 18.4%
              ------------------------------------------------
              General Obligations/Schools                 15.2%
              ------------------------------------------------
              Health/Hospitals                            12.6%
              ------------------------------------------------
              Single Family Housing/State                 11.9%
              ------------------------------------------------
              State & Local Approp.                        6.9%
              ------------------------------------------------

              CREDIT QUALITY**

              AAA                                         56.2%
              ------------------------------------------------
              AA                                          28.7%
              ------------------------------------------------
              A                                            4.9%
              ------------------------------------------------
              BBB                                          6.7%
              ------------------------------------------------
              BB                                           0.8%
              ------------------------------------------------
              Not Rated                                    2.7%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             7.3
              ------------------------------------------------
              Average Life                           14.5 yrs.
              ------------------------------------------------
              Average Maturity***                    16.8 yrs.
              ------------------------------------------------
              Average Credit Quality****                   AA+
              ------------------------------------------------
              Average Credit Quality Short-Term Bonds      A-1
              ------------------------------------------------

              MFS VIRGINIA MUNICIPAL BOND FUND

              PORTFOLIO STRUCTURE*

              Bonds                                       98.9%
              Cash & Other Net Assets                      1.1%

              TOP FIVE BOND INDUSTRIES*

              State & Local Approp.                       21.5%
              ------------------------------------------------
              General Obligations/IMPT                    14.5%
              ------------------------------------------------
              Health/Hospitals                            13.3%
              ------------------------------------------------
              Water/Sewer                                 11.1%
              ------------------------------------------------
              Airport                                      7.9%
              ------------------------------------------------

              CREDIT QUALITY**

              AAA                                         45.6%
              ------------------------------------------------
              AA                                          27.3%
              ------------------------------------------------
              A                                           13.4%
              ------------------------------------------------
              BBB                                          5.7%
              ------------------------------------------------
              BB                                           1.4%
              ------------------------------------------------
              B                                            0.6%
              ------------------------------------------------
              CCC                                          0.6%
              ------------------------------------------------
              Not Rated                                    5.4%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             7.4
              ------------------------------------------------
              Average Life                           14.7 yrs.
              ------------------------------------------------
              Average Maturity***                    15.9 yrs.
              ------------------------------------------------
              Average Credit Quality****                    AA
              ------------------------------------------------
              Average Credit Quality Short-Term Bonds      A-1
              ------------------------------------------------

              MFS WEST VIRGINIA MUNICIPAL BOND FUND

              PORTFOLIO STRUCTURE*

              Bonds                                       97.6%
              Cash & Other Net Assets                      2.4%

              TOP FIVE BOND INDUSTRIES*

              General Obligations/GP                      21.7%
              ------------------------------------------------
              State & Local Approp.                       20.3%
              ------------------------------------------------
              Universities/Colleges                       18.3%
              ------------------------------------------------
              Water/Sewer                                  7.5%
              ------------------------------------------------
              General Obligations/Schools                  5.5%
              ------------------------------------------------

              CREDIT QUALITY**

              AAA                                         79.3%
              ------------------------------------------------
              AA                                           0.1%
              ------------------------------------------------
              A1                                           0.9%
              ------------------------------------------------
              BBB                                          7.1%
              ------------------------------------------------
              BB                                           0.2%
              ------------------------------------------------
              B                                            0.5%
              ------------------------------------------------
              Not Rated                                    1.9%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             7.1
              ------------------------------------------------
              Average Life                           16.6 yrs.
              ------------------------------------------------
              Average Maturity***                    16.9 yrs.
              ------------------------------------------------
              Average Credit Quality****                   AA+
              ------------------------------------------------
              Average Credit Quality Short-Term Bonds      A-1
              ------------------------------------------------

   * For purposes of these graphical presentations, the bond components include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

  ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered Not Rated. Percentages are based on the total market value of investments as of 3/31/05.

 *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

**** The Portfolio Average Credit Quality rating is based upon a market weighted average of portfolio holdings.

Percentages are based on net assets as of 3/31/05, unless otherwise noted.

The portfolios are actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of each fund is to provide current income exempt from federal income tax and personal income tax, if any, of the state to which its name refers. Each fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from federal income tax and personal income tax, if any, of the state to which its name refers. A fund may invest in municipal securities, which are bonds or other debt obligations of a U.S. state or political subdivision, such as a country, city, town, village, or authority.

MARKET ENVIRONMENT

The U.S. fixed-income market experienced a dramatic flattening of the yield curve during the 12-month period. (A yield curve for bonds shows the relationship between yield and time to maturity; in a majority of market environments, longer-maturity bonds offer higher yields.) On June 30, 2004, the U.S. Federal Reserve Board (the Fed) raised its target federal funds rate for the first time in four years. For the remainder of the period, the Fed continued a steady drumbeat of quarter-point rate hikes. But while the Fed seemed committed to a course of gradually raising short-term rates, it appeared to us that several factors caused long-term rates to stagnate or retreat over the period.

Job growth, which had shot up in the spring of 2004, faltered; this helped, in our opinion, to push down yields on longer-dated bonds. Another factor that we believe held long-term rates down was overseas demand for U.S. Treasuries, especially from foreign central banks. However, we feel that moderate gross domestic product (GDP) growth and inflation concerns kept shorter-term interest rates moving up. For the period as a whole, the net effect was a substantial flattening of the yield curve as short-term rates rose significantly while long-term rates were generally flat to down.

FACTORS THAT AFFECTED PERFORMANCE

During the period, our duration positioning in most of the funds was longer than that of our benchmark, the Lehman Brothers Municipal Bond Index (the Lehman Index). Duration is a measure of a fund's sensitivity to changes in interest rates. For all funds - except the Tennessee fund - this longer duration stance held back relative performance.

Yield curve positioning in all funds - except for the Virginia fund - was a strong contributor to relative performance. Compared with our benchmark most of the funds were more heavily weighted in bonds on the long end of the yield curve - bonds with durations of 11 to 25+ years- and underweighted in bonds on the short end of the curve. This helped relative results during the period because long-term municipal rates were relatively unchanged and bonds on the short end of the curve suffered price declines as their yields increased.

The average credit quality of most of the funds was similar to that of the Lehman Index over the period. The effect of credit quality on relative performance was therefore neutral or positive for most funds with the exception of the South Carolina fund.

Sector allocation was neutral or positive overall. Funds for which sector allocation was a positive factor were generally overweighted in one or more sectors that outperformed over the period. Our overweighted positions in the health care and utilities sectors aided relative results for most of the funds.

    Respectfully,

/s/ Michael L. Dawson                    /s/ Geoffrey L. Schechter

    Michael L. Dawson                        Geoffrey L. Schechter
    Portfolio Manager                        Portfolio Manager

The views expressed in this report are those of the portfolio managers only through the end of the period of the report, as stated on the cover, and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 3/31/05       MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

The following information illustrates the historical performance of each fund's original share class in comparison to various market indicators. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Each fund's results have been compared to the average relevant state municipal debt fund tracked by Lipper Inc., an independent firm that reports mutual fund performance. For those states where Lipper does not track state-specific fund performance, we have provided the average "other state" municipal debt fund returns. Each fund's results have also been compared to the Lehman Brothers Municipal Bond Index, a market-value-weighted index representative of the tax-exempt bond market. However, while this index is considered the benchmark for the performance of municipal bond funds, it is comprised of municipal bonds issued nationwide, while each of the funds is limited to investing in the bonds of a particular state. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.) It is not possible to invest directly in an index.

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE
REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the 10-year period ended 3/31/05)

                           MFS Mississippi         Lehman Brothers
                           Municipal Bond          Municipal Bond
                           Fund -- Class A             Index
            3/95             $ 9,525                  $10,000
            3/96              10,286                   10,838
            3/97              10,822                   11,429
            3/98              12,015                   12,653
            3/99              12,690                   13,438
            3/00              12,616                   13,427
            3/01              13,880                   14,893
            3/02              14,359                   15,461
            3/03              15,721                   16,990
            3/04              16,470                   17,986
            3/05              16,925                   18,465

TOTAL RETURNS

------------------------
Average annual
without sales charge
------------------------

  Share class     Inception date        1-yr       3-yr       5-yr       10-yr

------------------------------------------------------------------------------
       A              8/06/92           2.76%      5.63%      6.05%      5.92%
------------------------------------------------------------------------------
       B              9/07/93           2.08%      4.81%      5.22%      5.08%
------------------------------------------------------------------------------

------------------------
Average annual
------------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average other state municipal
debt fund+                              1.82%      4.68%      5.31%      5.07%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                             2.67%      6.10%      6.58%      6.33%
------------------------------------------------------------------------------

------------------------
Average annual
with sales charge
------------------------

Share class
------------------------------------------------------------------------------
       A                               -2.12%      3.93%      5.03%      5.40%
------------------------------------------------------------------------------
       B                               -1.85%      3.89%      4.90%      5.08%
------------------------------------------------------------------------------

------------------------
Cumulative without
sales charge
------------------------

------------------------------------------------------------------------------
       A                                2.76%     17.87%     34.16%     77.69%
------------------------------------------------------------------------------
       B                                2.08%     15.15%     28.99%     64.12%
------------------------------------------------------------------------------

+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 3/31/05       MFS(R) NEW YORK MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the 10-year period ended 3/31/05)

                           MFS New York            Lehman Brothers
                          Municipal Bond           Municipal Bond
                          Fund -- Class A              Index

            3/95             $ 9,525                  $10,000
            3/96              10,189                   10,838
            3/97              10,666                   11,429
            3/98              11,903                   12,653
            3/99              12,514                   13,438
            3/00              12,382                   13,427
            3/01              13,713                   14,893
            3/02              14,147                   15,461
            3/03              15,569                   16,990
            3/04              16,332                   17,986
            3/05              16,733                   18,465

Total Returns

------------------------
Average annual
without sales charge
------------------------

  Share class     Inception date        1-yr       3-yr       5-yr       10-yr
------------------------------------------------------------------------------
       A              6/06/88           2.45%      5.75%      6.21%      5.80%
------------------------------------------------------------------------------
       B              9/07/93           1.77%      4.91%      5.38%      4.97%
------------------------------------------------------------------------------
       C             12/11/00           1.78%      4.97%      5.40%      4.98%
------------------------------------------------------------------------------

------------------------
Average annual
------------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average New York municipal
debt fund+                              2.07%      5.24%      5.83%      5.49%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                             2.67%      6.10%      6.58%      6.33%
------------------------------------------------------------------------------

------------------------
Average annual
with sales charge
------------------------

Share class
------------------------------------------------------------------------------
       A                               -2.41%      4.05%      5.18%      5.28%
------------------------------------------------------------------------------
       B                               -2.15%      3.99%      5.06%      4.97%
------------------------------------------------------------------------------
       C                                0.79%      4.97%      5.40%      4.98%
------------------------------------------------------------------------------

------------------------
Cumulative without
sales charge
------------------------

------------------------------------------------------------------------------
       A
                                        2.45%     18.28%     35.14%     75.67%
------------------------------------------------------------------------------
       B
                                        1.77%     15.46%     29.97%     62.44%
------------------------------------------------------------------------------
       C
                                        1.78%     15.66%     30.06%     62.55%
------------------------------------------------------------------------------

+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 3/31/05    MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the 10-year period ended 3/31/05)

                        MFS North Carolina         Lehman Brothers
                          Municipal Bond           Municipal Bond
                          Fund -- Class A              Index

            3/95             $ 9,525                  $10,000
            3/96              10,150                   10,838
            3/97              10,666                   11,429
            3/98              11,771                   12,653
            3/99              12,331                   13,438
            3/00              12,125                   13,427
            3/01              13,362                   14,893
            3/02              13,774                   15,461
            3/03              15,111                   16,990
            3/04              15,868                   17,986
            3/05              16,209                   18,465

Total Returns

------------------------
Average annual
without sales charge
------------------------

  Share class     Inception date        1-yr       3-yr       5-yr       10-yr

       A             10/31/84           2.15%      5.58%      5.98%      5.46%
------------------------------------------------------------------------------
       B              9/07/93           1.49%      4.90%      5.28%      4.76%
------------------------------------------------------------------------------
       C              1/03/94           1.49%      4.90%      5.28%      4.78%

------------------------
Average annual
------------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average North Carolina municipal
debt fund+                              1.54%      5.02%      5.58%      5.20%
------------------------------------------------------------------------------

Lehman Brothers Municipal
Bond Index#                             2.67%      6.10%      6.58%      6.33%
------------------------------------------------------------------------------

------------------------
Average annual
with sales charge
------------------------

Share class
------------------------------------------------------------------------------
       A                               -2.70%      3.88%      4.95%      4.95%
------------------------------------------------------------------------------
       B                               -2.41%      3.98%      4.95%      4.76%
------------------------------------------------------------------------------
       C                                0.51%      4.90%      5.28%      4.78%
------------------------------------------------------------------------------

------------------------
Cumulative without
sales charge
------------------------

------------------------------------------------------------------------------
       A                                2.15%     17.68%     33.68%     70.17%
------------------------------------------------------------------------------
       B                                1.49%     15.42%     29.32%     59.19%
------------------------------------------------------------------------------
       C                                1.49%     15.42%     29.32%     59.53%
------------------------------------------------------------------------------

+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 3/31/05      MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the 10-year period ended 3/31/05)

                          MFS Pennsylvania        Lehman Brothers
                           Municipal Bond          Municipal Bond
                           Fund -- Class A             Index

            3/95             $ 9,525                  $10,000
            3/96              10,177                   10,838
            3/97              10,652                   11,429
            3/98              11,894                   12,653
            3/99              12,589                   13,438
            3/00              12,533                   13,427
            3/01              13,893                   14,893
            3/02              14,427                   15,461
            3/03              15,887                   16,990
            3/04              16,699                   17,986
            3/05              17,195                   18,465

Total Returns

------------------------
Average annual
without sales charge
------------------------

  Share class     Inception date        1-yr       3-yr       5-yr       10-yr
------------------------------------------------------------------------------
       A              2/01/93           2.97%      6.03%      6.53%      6.08%
------------------------------------------------------------------------------
       B              9/07/93           2.19%      5.22%      5.69%      5.27%
------------------------------------------------------------------------------

------------------------
Average annual
------------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average Pennsylvania municipal
debt fund+                              2.19%      5.29%      5.72%      5.33%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                             2.67%      6.10%      6.58%      6.33%
------------------------------------------------------------------------------

------------------------
Average annual
with sales charge
------------------------

Share class
------------------------------------------------------------------------------
       A                               -1.92%      4.32%      5.50%      5.57%
------------------------------------------------------------------------------
       B                               -1.76%      4.31%      5.37%      5.27%
------------------------------------------------------------------------------

------------------------
Cumulative without
sales charge
------------------------

------------------------------------------------------------------------------
       A                                2.97%     19.19%     37.20%     80.52%
------------------------------------------------------------------------------
       B                                2.19%     16.48%     31.86%     67.05%
------------------------------------------------------------------------------

+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 3/31/05    MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the 10-year period ended 3/31/05)

                         MFS South Carolina        Lehman Brothers
                          Municipal Bond           Municipal Bond
                          Fund -- Class A              Index

            3/95             $ 9,525                  $10,000
            3/96              10,155                   10,838
            3/97              10,566                   11,429
            3/98              11,688                   12,653
            3/99              12,193                   13,438
            3/00              11,917                   13,427
            3/01              13,139                   14,893
            3/02              13,623                   15,461
            3/03              14,919                   16,990
            3/04              15,710                   17,986
            3/05              16,106                   18,465

Total Returns

------------------------
Average annual
without sales charge
------------------------

  Share class     Inception date        1-yr       3-yr       5-yr       10-yr
------------------------------------------------------------------------------
       A             10/31/84           2.52%      5.74%      6.21%      5.39%
------------------------------------------------------------------------------
       B              9/07/93           1.94%      5.09%      5.52%      4.70%
------------------------------------------------------------------------------

------------------------
Average annual
------------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average South Carolina municipal
debt fund+                              2.29%      5.25%      5.80%      5.35%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                             2.67%      6.10%      6.58%      6.33%
------------------------------------------------------------------------------

------------------------
Average annual
with sales charge
------------------------

Share class
------------------------------------------------------------------------------
       A                               -2.35%      4.04%      5.18%      4.88%
------------------------------------------------------------------------------
       B                               -1.98%      4.17%      5.20%      4.70%
------------------------------------------------------------------------------

------------------------
Cumulative without
sales charge
------------------------

------------------------------------------------------------------------------
       A                                2.52%     18.22%     35.15%     69.09%
------------------------------------------------------------------------------
       B                                1.94%     16.05%     30.85%     58.30%
------------------------------------------------------------------------------

+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 3/31/05       MFS(R) TENNESSEE MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the 10-year period ended 3/31/05)

                           MFS Tennessee           Lehman Brothers
                          Municipal Bond           Municipal Bond
                          Fund -- Class A              Index

            3/95             $ 9,525                  $10,000
            3/96              10,159                   10,838
            3/97              10,614                   11,429
            3/98              11,794                   12,653
            3/99              12,360                   13,438
            3/00              12,144                   13,427
            3/01              13,342                   14,893
            3/02              13,790                   15,461
            3/03              15,078                   16,990
            3/04              15,802                   17,986
            3/05              16,201                   18,465

Total Returns

------------------------
Average annual
without sales charge
------------------------

  Share class     Inception date        1-yr       3-yr       5-yr       10-yr
------------------------------------------------------------------------------
       A              8/12/88           2.53%      5.52%      5.94%      5.46%
------------------------------------------------------------------------------
       B              9/07/93           1.87%      4.84%      5.25%      4.76%
------------------------------------------------------------------------------

------------------------
Average annual
------------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average Tennessee municipal
debt fund+                              1.81%      5.16%      5.60%      5.46%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                             2.67%      6.10%      6.58%      6.33%
------------------------------------------------------------------------------

------------------------
Average annual
with sales charge
------------------------

Share class
------------------------------------------------------------------------------
       A                               -2.34%      3.82%      4.91%      4.94%
------------------------------------------------------------------------------
       B                               -2.04%      3.92%      4.93%      4.76%
------------------------------------------------------------------------------

------------------------
Cumulative without
sales charge
------------------------

------------------------------------------------------------------------------
       A                                2.53%     17.48%     33.42%     70.09%
------------------------------------------------------------------------------
       B                                1.87%     15.23%     29.18%     59.27%
------------------------------------------------------------------------------

+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 3/31/05       MFS(R) VIRGINIA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the 10-year period ended 3/31/05)

                           MFS Virginia            Lehman Brothers
                          Municipal Bond           Municipal Bond
                          Fund -- Class A              Index

            3/95             $ 9,525                  $10,000
            3/96              10,146                   10,838
            3/97              10,549                   11,429
            3/98              11,637                   12,653
            3/99              12,186                   13,438
            3/00              12,053                   13,427
            3/01              13,204                   14,893
            3/02              13,583                   15,461
            3/03              14,819                   16,990
            3/04              15,663                   17,986
            3/05              16,106                   18,465

Total Returns

------------------------
Average annual
without sales charge
------------------------

  Share class     Inception date        1-yr       3-yr       5-yr       10-yr
------------------------------------------------------------------------------
       A             10/31/84           2.83%      5.84%      5.97%      5.39%
------------------------------------------------------------------------------
       B              9/07/93           2.16%      5.16%      5.27%      4.70%
------------------------------------------------------------------------------
       C              1/03/94           2.25%      5.19%      5.29%      4.73%
------------------------------------------------------------------------------

------------------------
Average annual
------------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average Virginia municipal
debt fund+                              1.87%      5.04%      5.55%      5.41%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                             2.67%      6.10%      6.58%      6.33%
------------------------------------------------------------------------------

------------------------
Average annual
with sales charge
------------------------

Share class
------------------------------------------------------------------------------
       A                               -2.06%      4.14%      4.94%      4.88%
------------------------------------------------------------------------------
       B                               -1.77%      4.25%      4.94%      4.70%
------------------------------------------------------------------------------
       C                                1.27%      5.19%      5.29%      4.73%
------------------------------------------------------------------------------

------------------------
Cumulative without
sales charge
------------------------

------------------------------------------------------------------------------
       A                                2.83%     18.58%     33.63%     69.10%
------------------------------------------------------------------------------
       B                                2.16%     16.30%     29.28%     58.34%
------------------------------------------------------------------------------
       C                                2.25%     16.40%     29.37%     58.78%
------------------------------------------------------------------------------

+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 3/31/05     MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the 10-year period ended 3/31/05)

                         MFS West Virginia         Lehman Brothers
                          Municipal Bond           Municipal Bond
                          Fund -- Class A              Index

            3/95             $ 9,525                  $10,000
            3/96              10,152                   10,838
            3/97              10,680                   11,429
            3/98              11,686                   12,653
            3/99              12,239                   13,438
            3/00              12,008                   13,427
            3/01              13,213                   14,893
            3/02              13,714                   15,461
            3/03              14,954                   16,990
            3/04              15,678                   17,986
            3/05              16,035                   18,465

Total Returns

------------------------
Average annual
without sales charge
------------------------

  Share class     Inception date        1-yr       3-yr       5-yr       10-yr
------------------------------------------------------------------------------
       A             10/31/84           2.28%      5.35%      5.96%      5.35%
------------------------------------------------------------------------------
       B              9/07/93           1.62%      4.70%      5.29%      4.65%
------------------------------------------------------------------------------

------------------------
Average annual
------------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average other state municipal
debt fund+                              1.82%      4.68%      5.31%      5.07%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                             2.67%      6.10%      6.58%      6.33%
------------------------------------------------------------------------------

------------------------
Average annual
with sales charge
------------------------

Share class
------------------------------------------------------------------------------
       A                               -2.58%      3.66%      4.93%      4.84%
------------------------------------------------------------------------------
       B                               -2.30%      3.78%      4.96%      4.65%
------------------------------------------------------------------------------

------------------------
Cumulative without
sales charge
------------------------

------------------------------------------------------------------------------
       A                                2.28%     16.93%     33.54%     68.35%
------------------------------------------------------------------------------
       B                                1.62%     14.77%     29.40%     57.60%
------------------------------------------------------------------------------

+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
NOTES TO PERFORMANCE SUMMARY AND KEY RISK CONSIDERATIONS
-------------------------------------------------------------------------------

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 4.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. For the fund(s) that offer(s) Class C shares, Class C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC.

For New York fund only. Performance for Class C shares includes the performance of the fund's Class B shares prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to Class C shares, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance Class C shares would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for Class C shares.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

As with any fixed income security, the prices of municipal securities in each fund's portfolio will generally fall when interest rates rise. Conversely, when interest rates fall, the prices of municipal securities in a fund's portfolio will generally rise.

Interest rate risk will generally affect the price of a municipal security more if the security has a longer maturity. Municipal securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, municipal securities with shorter maturities will be less volatile but generally provide lower returns than municipal securities with longer maturities. The average maturity of each fund's municipal security investments will affect the volatility of the fund's share price.

Credit risk is the risk that the issuer of a municipal security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain municipal securities to indicate their credit risk. The price of a municipal security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk. A participation interest is also subject to the risk of default by the issuing bank.

Each fund may invest in municipal bonds that are general obligations backed by the full faith and credit of the municipal issuer. Each fund may also invest in municipal bonds called revenue obligations which are subject to a higher degree of credit risk than general obligations. Revenue obligations finance specific projects (such as building a hospital or toll roads, water and sewer projects, etc.), and are not backed by the full faith and credit of the municipal issuer. Each fund may invest in excess of 25% of its assets in revenue bonds relating to any one specific industry (e.g., housing, healthcare, water and sewer, etc.). Because revenue obligations are repaid from the revenues from a facility, they are subject to a risk of default in payments of principal and interest if the facility does not generate enough income. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues from the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Because the portfolio invests at least 80% of its assets in securities of the named state, it is more susceptible to adverse economic, political or regulatory developments affecting that state than is a portfolio that invests more broadly.

Because a fund may invest its assets in a small number of issuers, the fund is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified fund.

Speculative bonds are subject to a higher risk that the issuer will default on payments of principal and interest than higher rated investment grade bonds. Although the issuer's ability to make interest and principal payments appears adequate, an adverse change in economic conditions or other circumstances is more likely to cause a default by the issuer of a speculative bond than the issuer of a higher rated investment grade bond.

The fixed income securities purchased by each fund may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on a fund's performance.

The portfolio may invest in high yield or lower-rated securities (non-rated, below "BBB"), which may provide greater returns but are subject to greater-than-average risk.

A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

If you are not a resident of the state to which the portfolio is targeted, the state tax exemption will not apply.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
FUND EXPENSE TABLES
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
OCTOBER 1, 2004 THROUGH MARCH 31, 2005

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 through March 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the tables below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS(R) MISSISSIPPI MUNICIPAL BOND FUND

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    10/01/04-
                            Ratio      10/01/04         3/31/05        3/31/05
-------------------------------------------------------------------------------
        Actual              0.60%      $1,000          $1,014           $3.01
  A     -----------------------------------------------------------------------
        Hypothetical*       0.60%      $1,000          $1,022           $3.02
-------------------------------------------------------------------------------
        Actual              1.37%      $1,000          $1,011           $6.87
  B    ------------------------------------------------------------------------
        Hypothetical*       1.37%      $1,000          $1,018           $6.89
-------------------------------------------------------------------------------

MFS(R) NEW YORK MUNICIPAL BOND FUND

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    10/01/04-
                            Ratio      10/01/04         3/31/05        3/31/05
-------------------------------------------------------------------------------
        Actual              0.79%      $1,000          $1,010           $3.96
  A     -----------------------------------------------------------------------
        Hypothetical*       0.79%      $1,000          $1,021           $3.98
-------------------------------------------------------------------------------
        Actual              1.54%      $1,000          $1,006           $7.70
  B    ------------------------------------------------------------------------
        Hypothetical*       1.54%      $1,000          $1,017           $7.74
-------------------------------------------------------------------------------
        Actual              1.54%      $1,000          $1,007           $7.71
  C     -----------------------------------------------------------------------
        Hypothetical*       1.54%      $1,000          $1,017           $7.74
-------------------------------------------------------------------------------

MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    10/01/04-
                            Ratio      10/01/04         3/31/05        3/31/05
-------------------------------------------------------------------------------
        Actual              0.88%      $1,000          $1,009           $4.41
  A     -----------------------------------------------------------------------
        Hypothetical*       0.88%      $1,000          $1,021           $4.43
-------------------------------------------------------------------------------
        Actual              1.53%      $1,000          $1,006           $7.65
  B    ------------------------------------------------------------------------
        Hypothetical*       1.53%      $1,000          $1,017           $7.69
-------------------------------------------------------------------------------
        Actual              1.53%      $1,000          $1,005           $7.65
  C     -----------------------------------------------------------------------
        Hypothetical*       1.53%      $1,000          $1,017           $7.69
-------------------------------------------------------------------------------

MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    10/01/04-
                            Ratio      10/01/04         3/31/05        3/31/05
-------------------------------------------------------------------------------
        Actual              0.60%      $1,000          $1,016           $3.02
  A     -----------------------------------------------------------------------
        Hypothetical*       0.60%      $1,000          $1,022           $3.02
-------------------------------------------------------------------------------
        Actual              1.36%      $1,000          $1,013           $6.83
  B    ------------------------------------------------------------------------
        Hypothetical*       1.36%      $1,000          $1,018           $6.84
-------------------------------------------------------------------------------

MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    10/01/04-
                            Ratio      10/01/04         3/31/05        3/31/05
-------------------------------------------------------------------------------
        Actual              0.93%      $1,000          $1,015           $4.67
  A     -----------------------------------------------------------------------
        Hypothetical*       0.93%      $1,000          $1,020           $4.68
-------------------------------------------------------------------------------
        Actual              1.57%      $1,000          $1,013           $7.88
  B    ------------------------------------------------------------------------
        Hypothetical*       1.57%      $1,000          $1,017           $7.90
-------------------------------------------------------------------------------

MFS(R) TENNESSEE MUNICIPAL BOND FUND

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    10/01/04-
                            Ratio      10/01/04         3/31/05        3/31/05
-------------------------------------------------------------------------------
        Actual              0.91%      $1,000          $1,010           $4.56
  A     -----------------------------------------------------------------------
        Hypothetical*       0.91%      $1,000          $1,020           $4.58
-------------------------------------------------------------------------------
        Actual              1.56%      $1,000          $1,007           $7.81
  B    ------------------------------------------------------------------------
        Hypothetical*       1.56%      $1,000          $1,017           $7.84
-------------------------------------------------------------------------------

MFS(R) VIRGINIA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    10/01/04-
                            Ratio      10/01/04         3/31/05        3/31/05
-------------------------------------------------------------------------------
        Actual              0.86%      $1,000          $1,014           $4.32
  A     -----------------------------------------------------------------------
        Hypothetical*       0.86%      $1,000          $1,021           $4.33
-------------------------------------------------------------------------------
        Actual              1.51%      $1,000          $1,010           $7.57
  B    ------------------------------------------------------------------------
        Hypothetical*       1.51%      $1,000          $1,017           $7.59
-------------------------------------------------------------------------------
        Actual              1.51%      $1,000          $1,011           $7.57
  C     -----------------------------------------------------------------------
        Hypothetical*       1.51%      $1,000          $1,017           $7.59
-------------------------------------------------------------------------------

MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    10/01/04-
                            Ratio      10/01/04         3/31/05        3/31/05
-------------------------------------------------------------------------------
        Actual              0.90%      $1,000          $1,011           $4.51
  A     -----------------------------------------------------------------------
        Hypothetical*       0.90%      $1,000          $1,020           $4.53
-------------------------------------------------------------------------------
        Actual              1.55%      $1,000          $1,009           $7.76
  B    ------------------------------------------------------------------------
        Hypothetical*       1.55%      $1,000          $1,017           $7.79
-------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class" annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS 3/31/05           MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 95.5%
-------------------------------------------------------------------------------------------------------------------------------
                               ISSUER                                                                  PAR AMOUNT       $ VALUE
-------------------------------------------------------------------------------------------------------------------------------

General Obligations - General
Purpose - 11.1%                Commonwealth of Puerto Rico, ROLS, FGIC, 8.633%, 2016+(+)               $3,110,000    $4,018,742
-------------------------------------------------------------------------------------------------------------------------------
                               Hinds County, MS, MBIA, 6.25%, 2010                                      1,660,000     1,870,438
-------------------------------------------------------------------------------------------------------------------------------
                               Hinds County, MS, MBIA, 6.25%, 2011                                      1,285,000     1,467,598
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Development Bank Special Obligations (Jackson,
                               Mississippi) FSA, 5.25%, 2018                                              600,000       662,250
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Development Bank Special Obligations (Jackson,
                               Mississippi) FSA, 5.25%, 2019                                            1,260,000     1,392,615
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Development Bank Special Obligations (Jackson,
                               Mississippi) FSA, 5.25%, 2020                                              620,000       685,019
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $10,096,662
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 5.5%             Puerto Rico Municipal Finance Agency, RITES, FSA, 8.129%, 2017+(+)        $750,000      $883,485
-------------------------------------------------------------------------------------------------------------------------------
                               State of Mississippi, Capital Improvement, 5.25%, 2010(++)               2,000,000     2,185,260
-------------------------------------------------------------------------------------------------------------------------------
                               State of Mississippi, Capital Improvement, 5.5%, 2010(++)                  750,000       828,915
-------------------------------------------------------------------------------------------------------------------------------
                               State of Mississippi, Capital Improvement, "I", 6%, 2009(++)             1,000,000     1,115,940
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $5,013,600
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 5.5%                 Biloxi, MS, Public School District, MBIA, 5%, 2021                      $1,000,000    $1,036,610
-------------------------------------------------------------------------------------------------------------------------------
                               Jackson, MS, Public School District, "B", AMBAC, 5.75%, 2010(++)         1,000,000     1,105,690
-------------------------------------------------------------------------------------------------------------------------------
                               Jackson, MS, Public School District, "B", AMBAC, 0%, 2022                2,000,000       807,880
-------------------------------------------------------------------------------------------------------------------------------
                               Jackson, MS, Public School District, "B", AMBAC, 0%, 2023                1,000,000       377,840
-------------------------------------------------------------------------------------------------------------------------------
                               Madison County, MS, School District, "A", MBIA, 5.875%, 2016             1,500,000     1,664,265
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $4,992,285
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -           Alcorn County, MS, Corinth Hospital Rev. (Magnolia Regional Health
Hospitals - 18.6%              Center), AMBAC, 5.75%, 2013                                             $1,000,000    $1,035,000
-------------------------------------------------------------------------------------------------------------------------------
                               Corinth & Alcorn County, MS, Hospital Rev. (Magnolia Regional Health
                               Center), 5.5%, 2021                                                        400,000       401,208
-------------------------------------------------------------------------------------------------------------------------------
                               Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital),
                               5.75%, 2031                                                              1,000,000     1,042,950
-------------------------------------------------------------------------------------------------------------------------------
                               Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital) MBIA,
                               6.125%, 2015                                                             2,250,000     2,296,507
-------------------------------------------------------------------------------------------------------------------------------
                               Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital) MBIA,
                               6.2%, 2018                                                               1,000,000     1,020,850
-------------------------------------------------------------------------------------------------------------------------------
                               Hinds County, MS, Rev. (Methodist Hospital & Rehabilitation) AMBAC,
                               5.6%, 2012                                                               2,335,000     2,491,959
-------------------------------------------------------------------------------------------------------------------------------
                               Jones County, MS, Hospital Rev. (South Central Regional Medical
                               Center), 5.5%, 2017                                                      1,000,000     1,025,960
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Development Bank Special Obligations (Adams County
                               Hospital) FSA, 5.75%, 2016                                               1,000,000     1,043,160
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist
                               Medical Center) MBIA, 6.5%, 2010                                         1,190,000     1,217,120
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist
                               Medical Center) MBIA, 6%, 2013                                             750,000       766,823
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist
                               Memorial Heathcare), "B-1", 5%, 2024                                     1,000,000     1,007,420
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest
                               County General Hospital) FSA, 5.625%, 2020                               1,000,000     1,087,270
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Hospital Equipment & Facilities Authority Rev., Refunding
                               & Improvement, Southwest Regional Medical Center, 5.5%, 2019               250,000       260,430
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Hospital Equipment & Facilities Authoruty, Refunding &
                               Improvement, Southwest Regional Medical Center, 5.75%, 2023                250,000       260,500
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Hospital Equipment & Facilities Rev. (Rush Medical
                               Foundation) CONNIE LEE, 6.7%, 2018                                       2,000,000     2,008,660
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $16,965,817
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -           Virgin Islands Public Finance Authority, Refinery Facilities Rev.
Other - 0.3%                   (Hovensa Refinery), 5.875%, 2022                                          $210,000      $222,600
-------------------------------------------------------------------------------------------------------------------------------

Industrial Revenue -           Jones County, MS, Solid Waste Disposal Rev. (International Paper Co.)
Paper - 4.1%                   "A", 5.8%, 2021                                                           $500,000      $512,875
-------------------------------------------------------------------------------------------------------------------------------
                               Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev.
                               (Weyerhaeuser Co.), 6.8%, 2022                                           1,250,000     1,499,112
-------------------------------------------------------------------------------------------------------------------------------
                               Warren County, MS, Environmental Improvement Rev. (International
                               Paper Co.),"A", 4.4%, 2015                                               750,000       732,893
-------------------------------------------------------------------------------------------------------------------------------
                               Warren County, MS, Solid Waste Disposal (International Paper Co.),
                               "A", 6.6%, 2019                                                          1,000,000     1,021,150
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,766,030
-------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Entertainment &                Mississippi Development Bank, Special Obligation (Diamond Lakes
Tourism - 1.4%                 Utilities), 6.25%, 2017                                                 $1,250,000    $1,280,687
-------------------------------------------------------------------------------------------------------------------------------

Multi-Family Housing           Gulfport, MS, Community Development Urban Renewal Rev. (Oakview
Revenue - 2.1%                 Apartments) FNMA, 7.4%, 2025                                            $1,755,000    $1,755,632
-------------------------------------------------------------------------------------------------------------------------------
                               Ridgeland, MS, Urban Renewal (Northbrook I & II Apartments),
                               2.5%, 2019**                                                               300,000       144,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,899,632
-------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -        Mississippi Home Corp. Rev., Single Family Rev, "B-2", GNMA,
State - 8.3%                   6.375%, 2032                                                              $725,000      $777,186
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Home Corp. Rev., Single Family Rev., "A", GNMA,
                               6.3%, 2031                                                                 240,000       252,060
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA,
                               5.3%, 2023                                                                 930,000       923,397
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA,
                               6.95%, 2031                                                                480,000       511,085
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA,
                               6.5%, 2032                                                                 425,000       447,109
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Home Corp. Rev., Single Family Rev., "B", 5.3%, 2035           935,000       952,475
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Home Corp. Rev., Single Family Rev., "B", GNMA,
                               6.625%, 2027                                                               430,000       439,335
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Home Corp. Rev., Single Family Rev., "B-2", GNMA,
                               6.45%, 2033                                                                855,000       928,889
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Home Corp. Rev., Single Family Rev., "C", GNMA,
                               4.95%, 2025                                                              1,000,000     1,001,330
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Home Corp. Rev., Single Family Rev., "F", GNMA,
                               7.55%, 2027                                                                234,000       239,576
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Home Corp. Rev., Single Family Rev., GNMA, 6.5%, 2024        1,090,000     1,097,794
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $7,570,236
-------------------------------------------------------------------------------------------------------------------------------
State & Local
Agencies - 11.5%               Lamar County, MS, (Jail Project) MBIA, 5.1%, 2021                         $430,000      $450,051
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Development Bank Special Obligations (Correctional
                               Facilities), "A", AMBAC, 5.125%, 2025                                    1,000,000     1,048,250
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Development Bank Special Obligations (Mississippi, Ltd.
                               Tax Hospital Rev.), 5.1%, 2020                                           1,000,000     1,040,160
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Development Bank Special Obligations (Natchez Mississippi
                               Convention Center) AMBAC, 6%, 2021                                         750,000       839,017
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Development Bank Special Obligations (Public Improvement
                               Board), 5%, 2023                                                           750,000       740,993
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Development Bank Special Obligations (Southaven, MS,
                               Recreation Facilities), 5.875%, 2014                                       375,000       404,250
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Development Bank Special Obligations (Southaven, MS,
                               Recreation Facilities), 6.2%, 2020                                         400,000       444,336
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Development Bank Special Obligations (Tunica County
                               Highway Construction Project), FGIC, 5%, 2024                            1,000,000     1,044,630
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Development Bank Special Obligations (Tunica County
                               Highway Construction Project), FGIC, 5%, 2025                            1,000,000     1,041,410
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Development Bank Special Obligations (Tupelo
                               Fairgrounds), "A", AMBAC, 5%, 2017                                         785,000       819,540
-------------------------------------------------------------------------------------------------------------------------------
                               Puerto Rico Public Finance Corp., RITES, AMBAC, 7.839%, 2013+(+)           500,000       620,180
-------------------------------------------------------------------------------------------------------------------------------
                               Walnut Grove, MS, Correctional Authority, AMBAC, 6%, 2009(++)            1,750,000     1,979,093
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $10,471,910
-------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 0.2%             Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024            $135,000      $141,473
-------------------------------------------------------------------------------------------------------------------------------

Tobacco - 0.6%                 Childrens Trust Fund, Settlement Rev., PR, 5.375%, 2033                   $240,000      $240,881
-------------------------------------------------------------------------------------------------------------------------------
                               Guam Economic Development Authority, Tobacco Settlement, "B",
                               5.5%, 2041                                                                 350,000       336,801
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $577,682
-------------------------------------------------------------------------------------------------------------------------------
Transportation - Special       Mississippi Development Bank Special Obligations, Madison County
Tax - 1.4%                     (Road & Bridge) AMBAC, 5.1%, 2019                                       $1,175,000    $1,243,996
-------------------------------------------------------------------------------------------------------------------------------

Universities -                 Jackson State University, Educational Building Corp. Rev., (Campus
Colleges - 10.4%               Facilities), "A", FGIC, 5%, 2029                                        $3,100,000    $3,181,282
-------------------------------------------------------------------------------------------------------------------------------
                               Jackson State University, Educational Building Corp. Rev., (Student
                               Recreation Center), AMBAC, 5.125%, 2027                                    750,000       778,102
-------------------------------------------------------------------------------------------------------------------------------
                               Medical Center, Educational Building Corp. Rev. (University of
                               Mississippi Medical Center), "B", AMBAC, 5.5%, 2023                      1,000,000     1,134,820
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi State University Educational Building Corp. Rev.
                               (Athletic Facilities), "A", 6.2%, 2006(++)                               1,000,000     1,059,500
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi State University Educational Building Corp. Rev., AMBAC,
                               5.5%, 2016                                                               1,000,000     1,087,660
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi State University Educational Building Corp. Rev., AMBAC,
                               5%, 2021                                                                   250,000       259,583
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Valley State University, Educational Building Corp.,
                               MBIA, 5.5%, 2021                                                           890,000       958,575
-------------------------------------------------------------------------------------------------------------------------------
                               University of Mississippi, Educational Building Corp. (Performing
                               Arts Center) AMBAC, 5.25%, 2018                                          1,000,000     1,050,320
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $9,509,842
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 4.0%                   Guam Power Authority Rev., RITES, AMBAC, 7.577%, 2013+(+)               $1,000,000    $1,171,000
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Development Bank Special Obligations (Okolona Electric
                               System), 5.2%, 2016                                                      1,010,000     1,071,115
-------------------------------------------------------------------------------------------------------------------------------
                               Puerto Rico Electric Power Authority Rev., "II", 5.25%, 2031               875,000       917,245
-------------------------------------------------------------------------------------------------------------------------------
                               Puerto Rico Electric Power Authority Rev., "RR", XLCA, 5%, 2030            500,000       519,465
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,678,825
-------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 10.5%                Jackson, MS, Water & Sewer Systems Rev., FGIC, 5.25%, 2017                $420,000      $442,907
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Development Bank Special Obligations (Combined Water
                               Sewer & Solid Waste Management) FSA, 5.25%, 2021                         1,270,000     1,376,997
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Development Bank Special Obligations (Combined Water
                               Sewer & Solid Waste Management) FSA, 5.05%, 2027                         1,610,000     1,689,582
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Development Bank Special Obligations (Gulfport Water &
                               Sewer Project) FSA, 5.625%, 2012(++)                                       500,000       552,770
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Development Bank Special Obligations (Gulfport Water &
                               Sewer Project), "A", FGIC, 5.25%, 2012(++)                               2,000,000     2,100,480
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Development Bank Special Obligations (Jackson Water &
                               Sewer System Project) FSA, 5%, 2029                                      2,000,000     2,063,520
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Development Bank Special Obligations (Jackson Water &
                               Sewer System Project), FGIC, 5%, 2032                                      250,000       256,363
-------------------------------------------------------------------------------------------------------------------------------
                               Mississippi Development Bank Special Obligations (Wastewater & Solid
                               Waste Management), "A", FSA, 5.375%, 2017                                1,000,000     1,085,220
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $9,567,839
-------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $82,712,076)                                                                $86,999,116
-------------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 3.9%
-------------------------------------------------------------------------------------------------------------------------------
                               Jackson County, MS, Pollution Control Rev. (Chevron USA, Inc.),
                               2.28%, due 4/01/05                                                        $855,000      $855,000
-------------------------------------------------------------------------------------------------------------------------------
                               Jackson County, MS, Pollution Control Rev. (Chevron USA, Inc.),
                               2.28%, due 4/01/05                                                       1,000,000     1,000,000
-------------------------------------------------------------------------------------------------------------------------------
                               New York City, NY, "A-4", 2.28%, due 4/01/05                             1,500,000     1,500,000
-------------------------------------------------------------------------------------------------------------------------------
                               New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
                               2.28%, due 4/01/05                                                         200,000       200,000
-------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                 $3,555,000
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $86,267,076)                                                                    $90,554,116
-------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.6%                                                                                   563,741
-------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                 $91,117,857
-------------------------------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS 3/31/05           MFS(R) NEW YORK MUNICIPAL BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 95.9%
-------------------------------------------------------------------------------------------------------------------------------
                               ISSUER                                                                  PAR AMOUNT       $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
Airport & Port
Revenue - 2.6%                 Port Authority NY & NJ, (120th Series) MBIA, 5.5%, 2018                 $1,500,000    $1,591,695
-------------------------------------------------------------------------------------------------------------------------------
                               Port Authority NY & NJ, (132nd Series), 5%, 2033                         2,000,000     2,060,480
-------------------------------------------------------------------------------------------------------------------------------
                               Port Authority NY & NJ, Special Obligation Rev. (JFK International),
                               MBIA, 6.25%, 2015                                                        1,000,000     1,130,480
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $4,782,655
-------------------------------------------------------------------------------------------------------------------------------
General Obligations - General
Purpose - 8.4%                 Commonwealth of Puerto Rico, ROLS, XLCA, 8.543%, 2017+(+)               $1,350,000    $1,726,947
-------------------------------------------------------------------------------------------------------------------------------
                               Nassua County, NY, Health Systems Rev. (Nassua County), FSA,
                               6%, 2009(++)                                                             1,000,000     1,130,010
-------------------------------------------------------------------------------------------------------------------------------
                               New York, NY, "D", 5%, 2028                                              2,000,000     2,048,860
-------------------------------------------------------------------------------------------------------------------------------
                               New York, NY, "J", 5%, 2030                                              2,500,000     2,556,750
-------------------------------------------------------------------------------------------------------------------------------
                               New York, NY, "A", 6%, 2010(++)                                            640,000       725,082
-------------------------------------------------------------------------------------------------------------------------------
                               New York, NY, "B", 5.375%, 2017                                          1,250,000     1,341,713
-------------------------------------------------------------------------------------------------------------------------------
                               New York, NY, "C-1", 5.25%, 2025                                         1,000,000     1,048,930
-------------------------------------------------------------------------------------------------------------------------------
                               New York, NY, "G", 5%, 2028                                              2,000,000     2,049,140
-------------------------------------------------------------------------------------------------------------------------------
                               New York, NY, "J", FGIC, 5.5%, 2026                                      2,100,000     2,179,128
-------------------------------------------------------------------------------------------------------------------------------
                               New York, NY, Unrefunded, "A", 6%, 2019                                    360,000       400,496
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $15,207,056
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 0.1%             Erie County, NY, Public Improvement, "A", FGIC, 5%, 2019                  $140,000      $147,767
-------------------------------------------------------------------------------------------------------------------------------

General Obligations -          Genesee Valley, NY, Central School District (Angelica Belmont), FGIC,
Schools - 5.2%                 5.25%, 2028                                                             $1,720,000    $1,843,788
-------------------------------------------------------------------------------------------------------------------------------
                               North Babylon, NY, Union Free School District, "A", FGIC, 5.5%, 2018     2,415,000     2,617,884
-------------------------------------------------------------------------------------------------------------------------------
                               Port Byron, NY, Central School District, AMBAC, ETM, 7.4%, 2012(++)        500,000       619,805
-------------------------------------------------------------------------------------------------------------------------------
                               Port Byron, NY, Central School District, AMBAC, ETM, 7.4%, 2013(++)        500,000       629,710
-------------------------------------------------------------------------------------------------------------------------------
                               Port Byron, NY, Central School District, AMBAC, ETM, 7.4%, 2014(++)        500,000       637,650
-------------------------------------------------------------------------------------------------------------------------------
                               Port Byron, NY, Central School District, AMBAC, ETM, 7.4%, 2015(++)        500,000       645,030
-------------------------------------------------------------------------------------------------------------------------------
                               Rome, NY, City School District, FSA, 5.5%, 2019                          1,000,000     1,080,690
-------------------------------------------------------------------------------------------------------------------------------
                               Washingtonville, NY, Central School Central District, FGIC,
                               7.35%, 2008                                                                550,000       619,999
-------------------------------------------------------------------------------------------------------------------------------
                               Washingtonville, NY, Central School Central District, FGIC,
                               7.35%, 2009                                                                550,000       634,920
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $9,329,476
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -           Chautauqua County, NY, Industrial Development Agency, Civic
Hospitals - 5.6%               Facilities Rev. (Women's Christian Assn.), "A", 6.35%, 2017               $170,000      $171,569
-------------------------------------------------------------------------------------------------------------------------------
                               Chautauqua County, NY, Industrial Development Agency, Civic
                               Facilities Rev. (Women's Christian Assn.), "A", 6.4%, 2029                 490,000       483,762
-------------------------------------------------------------------------------------------------------------------------------
                               Chemung County, NY, Industrial Development Agency, Civic Facilities
                               Rev. (Arnot Ogden Medical Center), 5%, 2029                                750,000       746,820
-------------------------------------------------------------------------------------------------------------------------------
                               Chemung County, NY, Industrial Development Agency, Civic Facilities
                               Rev. (Arnot Ogden Medical Center), 5%, 2029                              1,000,000       995,760
-------------------------------------------------------------------------------------------------------------------------------
                               Fulton County, NY, Industrial Development Agency, Civic Facilities
                               Rev. (Nathan Littauer Hospital), 5.75%, 2009                               750,000       743,932
-------------------------------------------------------------------------------------------------------------------------------
                               Nassau County, NY, Industrial Development Agency, Civic Facilities
                               Rev. (North Shore Health Systems), 5.625%, 2010                            500,000       535,310
-------------------------------------------------------------------------------------------------------------------------------
                               New York City, NY, Industrial Development Agency, Civic Facilities
                               Rev. (Staten Island University Hospital), 6.375%, 2031                     500,000       490,865
-------------------------------------------------------------------------------------------------------------------------------
                               New York City, NY, Health & Hospital Corp. Rev., 5.25%, 2017               760,000       789,298
-------------------------------------------------------------------------------------------------------------------------------
                               New York Dormitory Authority Rev. (Montefiore Medical Center), AMBAC,
                               5.25%, 2019                                                                850,000       902,386
-------------------------------------------------------------------------------------------------------------------------------
                               New York Dormitory Authority Rev. (North Shore Long Island Jewish
                               Group), 5.5%, 2033                                                         250,000       261,928
-------------------------------------------------------------------------------------------------------------------------------
                               New York Dormitory Authority Rev. (St. Vincent's Hospital), FHA,
                               7.375%, 2011                                                               900,000       903,897
-------------------------------------------------------------------------------------------------------------------------------
                               New York Dormitory Authority Rev. (White Plains Hospital), FHA,
                               5.375%, 2043                                                             1,500,000     1,564,905
-------------------------------------------------------------------------------------------------------------------------------
                               Suffolk County, NY, Industrial Development Agency, Civic Facilities
                               Rev. (Huntington Hospital), "C", 5.875%, 2032                            1,000,000     1,041,130
-------------------------------------------------------------------------------------------------------------------------------
                               Yonkers, NY, Industrial Development Agency, Civic Facilities Rev.
                               (St. John's Riverside Hospital), "A", 7.125%, 2031                         500,000       513,305
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $10,144,867
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long      Suffolk County, NY, Industrial Development Agency, Civic Facilities
Term Care - 0.4%               Rev. (Gurwin Jewish Phase II), 6.7%, 2039                                 $385,000      $393,689
-------------------------------------------------------------------------------------------------------------------------------
                               Westchester County, NY, Industrial Development Agency, Civic
                               Facilities Rev., Continuing Care Retirement (Kendal On Hudson),
                               6.5%, 2034                                                                 300,000       310,080
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $703,769
-------------------------------------------------------------------------------------------------------------------------------
Human Services - 0.8%          Nassau County, NY, Industrial Development Agency, Civic Facility Rev.
                               (Special Needs Facility), "B-1", 6.5%, 2017                               $205,000      $213,464
-------------------------------------------------------------------------------------------------------------------------------
                               New York Dormitory Authority Rev. (Jewish Board of Families &
                               Children), AMBAC, 5%, 2023                                                 695,000       725,955
-------------------------------------------------------------------------------------------------------------------------------
                               New York, NY, Industrial Development Agency (PSCH, Inc.),
                               6.375%, 2033                                                               500,000       519,435
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,458,854
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -           Onondaga County, NY, Industrial Development Agency, Sewer Facilities
Other - 0.9%                   Rev. (Bristol-Meyers Squibb Co.), 5.75%, 2024                           $1,000,000    $1,111,840
-------------------------------------------------------------------------------------------------------------------------------
                               Virgin Islands Public Finance Authority, Refinery Facilities Rev.
                               (Hovensa Refinery), 5.875%, 2022                                           430,000       455,800
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,567,640
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -           Essex County, NY, Industrial Development Agency, Pollution Control
Paper - 1.4%                   Rev. (International Paper Corp.), 5.55%, 2014                             $750,000      $805,762
-------------------------------------------------------------------------------------------------------------------------------
                               Essex County, NY, Industrial Development Agency, Pollution Control
                               Rev. (International Paper Corp.), 6.15%, 2021                            1,000,000     1,038,870
-------------------------------------------------------------------------------------------------------------------------------
                               Essex County, NY, Industrial Development Agency, Pollution Control
                               Rev. (International Paper Corp.), 6.45%, 2023                              700,000       738,591
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,583,223
-------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -        New York City, NY, Industrial Development Agency, Civic Facilities
Other - 0.6%                   Rev. (United Jewish Appeal), "A", 5%, 2027                              $1,000,000    $1,040,460
-------------------------------------------------------------------------------------------------------------------------------

Multi-Family Housing           New York City, NY, Housing Development Corp., Multi-Family Housing
Revenue - 1.4%                 Rev., 5.6%, 2019                                                          $400,000      $415,268
-------------------------------------------------------------------------------------------------------------------------------
                               New York City, NY, Housing Development Corp., Multi-Family Housing
                               Rev., 5.5%, 2034                                                         2,000,000     2,045,720
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,460,988
-------------------------------------------------------------------------------------------------------------------------------
Sales & Excise Tax             Schenectady, NY, Metroplex Development Authority Rev., "A", MBIA,
Revenue - 0.3%                 5.375%, 2021                                                              $475,000      $516,221
-------------------------------------------------------------------------------------------------------------------------------

Single Family Housing -
State - 3.6%                   New York Mortgage Agency Rev., 4.6%, 2015                               $2,000,000    $2,006,660
-------------------------------------------------------------------------------------------------------------------------------
                               New York Mortgage Agency Rev., 5.85%, 2018                                 945,000       978,056
-------------------------------------------------------------------------------------------------------------------------------
                               New York Mortgage Agency Rev., 5.8%, 2020                                1,555,000     1,606,548
-------------------------------------------------------------------------------------------------------------------------------
                               New York Mortgage Agency Rev., 5.1%, 2024                                2,000,000     2,020,100
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $6,611,364
-------------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.5%     Niagara County, NY, Industrial Developement Agency, Solid Waste
                               Disposal Rev., (American Ref-fuel), "C", 5.625%, 2024                     $850,000      $897,090
-------------------------------------------------------------------------------------------------------------------------------
                               Oneida Herkimer, NY, Solid Waste Management Systems Rev., 6.75%, 2014       60,000        60,199
-------------------------------------------------------------------------------------------------------------------------------
                               Rockland County, NY, Solid Waste Management Systems Rev., 4.8%, 2005        20,000        20,289
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $977,578
-------------------------------------------------------------------------------------------------------------------------------
State & Agency -
Other - 5.3%                   New York Dormitory Authority (City University), AMBAC, 5.75%, 2018        $800,000      $930,208
-------------------------------------------------------------------------------------------------------------------------------
                               New York Dormitory Authority (Pace University), MBIA, 6%, 2019           1,700,000     1,908,080
-------------------------------------------------------------------------------------------------------------------------------
                               New York Dormitory Authority (School Program), 6.25%, 2020               1,690,000     1,916,866
-------------------------------------------------------------------------------------------------------------------------------
                               New York Dormitory Authority (State University), 5.375%, 2010(++)        1,500,000     1,663,155
-------------------------------------------------------------------------------------------------------------------------------
                               New York Dormitory Authority (State University), 5.875%, 2017            1,130,000     1,307,026
-------------------------------------------------------------------------------------------------------------------------------
                               New York Dormitory Authority (Upstate Community Colleges), FSA,
                               6%, 2010(++)                                                             1,010,000     1,149,188
-------------------------------------------------------------------------------------------------------------------------------
                               New York Municipal Bond Bank Agency, Special Program Rev., AMBAC,
                               5.25%, 2015                                                                715,000       769,018
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $9,643,541
-------------------------------------------------------------------------------------------------------------------------------
State & Local
Agencies - 11.9%               New York Dormitory Authority (City University), "A", 5.625%, 2016       $2,450,000    $2,762,400
-------------------------------------------------------------------------------------------------------------------------------
                               New York Dormitory Authority (Judicial Institute at Pace), AMBAC,
                               5.5%, 2020                                                               2,500,000     2,724,275
-------------------------------------------------------------------------------------------------------------------------------
                               New York Dormitory Authority Rev., Mental Health Services, "A", MBIA,
                               5.75%, 2010(++)                                                              5,000         5,562
-------------------------------------------------------------------------------------------------------------------------------
                               New York Dormitory Authority Rev., Mental Health Services, "B", MBIA,
                               5.25%, 2011(++)                                                            385,000       424,262
-------------------------------------------------------------------------------------------------------------------------------
                               New York Dormitory Authority Rev., Mental Health Services, "D",
                               5.25%, 2010(++)                                                             35,000        38,345
-------------------------------------------------------------------------------------------------------------------------------
                               New York Dormitory Authority Rev., Mental Health Services,
                               Unrefunded, "B", MBIA, 5.25%, 2031                                         830,000       864,520
-------------------------------------------------------------------------------------------------------------------------------
                               New York Dormitory Authority Rev., Mental Health Services,
                               Unrefunded, "D", FSA, 5.25%, 2030                                           70,000        72,540
-------------------------------------------------------------------------------------------------------------------------------
                               New York Dormitory Authority, Mental Health Services Facilites
                               Improvement, 5.25%, 2010(++)                                               895,000       980,535
-------------------------------------------------------------------------------------------------------------------------------
                               New York Dormitory Authority, Mental Health Services Facilites
                               Improvement, 5.25%, 2011(++)                                               785,000       862,699
-------------------------------------------------------------------------------------------------------------------------------
                               New York Dormitory Authority, Mental Health Services Facilities
                               Improvement, "A", AMBAC, 5%, 2030                                        2,000,000     2,057,940
-------------------------------------------------------------------------------------------------------------------------------
                               New York Municipal Bond Bank Agency, Special School Purpose Rev.,
                               5.25%, 2022                                                              1,000,000     1,059,770
-------------------------------------------------------------------------------------------------------------------------------
                               New York Urban Development Corp. (Correctional Facilities) AMBAC,
                               0%, 2009                                                                 5,000,000     4,399,750
-------------------------------------------------------------------------------------------------------------------------------
                               New York Urban Development Corp. (State Facilities), AMBAC,
                               5.6%, 2015                                                               2,750,000     3,126,393
-------------------------------------------------------------------------------------------------------------------------------
                               Tobacco Settlement Financing Corp., NY, "A", 5.5%, 2018                  2,000,000     2,175,880
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $21,554,871
-------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 2.2%             New York City, NY, Transitional Finance Authority Rev., 5.75%, 2009
                               (++)                                                                    $2,730,000    $3,042,012
-------------------------------------------------------------------------------------------------------------------------------
                               New York City, NY, Transitional Finance Authority Rev., "A", 5%, 2026    1,000,000     1,035,730
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $4,077,742
-------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.6%                 Guam Economic Development Authority, Tobacco Settlement, "B",
                               5.5%, 2041                                                                $400,000      $384,916
-------------------------------------------------------------------------------------------------------------------------------
                               New York County Tobacco Trust II, 5.625%, 2035                             800,000       798,352
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,183,268
-------------------------------------------------------------------------------------------------------------------------------
Toll Roads - 9.0%              New York Thruway Authority, General Rev., Highway & Bridges,
                               5.25%, 2015                                                             $1,500,000    $1,593,705
-------------------------------------------------------------------------------------------------------------------------------
                               Niagara Falls, NY, Bridge Commision Toll Rev., RITES, FGIC,
                               7.566%, 2015+(+)                                                         3,500,000     4,180,400
-------------------------------------------------------------------------------------------------------------------------------
                               Triborough Bridge & Tunnel Authority Rev., NY, "A", MBIA, 5%, 2032       2,000,000     2,045,760
-------------------------------------------------------------------------------------------------------------------------------
                               Triborough Bridge & Tunnel Authority Rev., NY, "B", 5%, 2032             1,000,000     1,024,100
-------------------------------------------------------------------------------------------------------------------------------
                               Triborough Bridge & Tunnel Authority Rev., NY, ETM, 6%, 2012(++)         1,000,000     1,121,150
-------------------------------------------------------------------------------------------------------------------------------
                               Triborough Bridge & Tunnel Authority Rev., NY, RITES, ETM,
                               8.054%, 2017(++),+(+)                                                    5,000,000     6,347,500
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $16,312,615
-------------------------------------------------------------------------------------------------------------------------------
Transportation - Special
Tax - 10.5%                    Metropolitan Transportation Authority Rev., NY, "A", AMBAC, 5%, 2033    $2,000,000    $2,066,480
-------------------------------------------------------------------------------------------------------------------------------
                               Metropolitan Transportation Authority Rev., NY, AMBAC, ETM,
                               5.75%, 2013(++)                                                            825,000       922,020
-------------------------------------------------------------------------------------------------------------------------------
                               Metropolitan Transportation Authority Rev., NY, Dedicated Tax Fund
                               Rev., 5.5%, 2015(++)                                                       750,000       849,097
-------------------------------------------------------------------------------------------------------------------------------
                               Metropolitan Transportation Authority Rev., NY, Dedicated Tax Fund
                               Rev., FGIC, ETM, 5.25%, 2014(++)                                           500,000       533,835
-------------------------------------------------------------------------------------------------------------------------------
                               Metropolitan Transportation Authority Rev., NY, ETM, 7.375%, 2008(++)    1,425,000     1,531,561
-------------------------------------------------------------------------------------------------------------------------------
                               Metropolitan Transportation Authority Rev., NY, FGIC, 5.875%, 2010(++)   2,000,000     2,241,940
-------------------------------------------------------------------------------------------------------------------------------
                               Metropolitan Transportation Authority Rev., NY, FGIC, 5%, 2025           2,500,000     2,585,700
-------------------------------------------------------------------------------------------------------------------------------
                               Metropolitan Transportation Authority, NY, Commuter Facilities Rev.,
                               FGIC, 5.25%, 2011(++)                                                    1,000,000     1,100,210
-------------------------------------------------------------------------------------------------------------------------------
                               New York Thruway Authority, General Rev., Highway & Bridges, 5%, 2018    1,000,000     1,039,080
-------------------------------------------------------------------------------------------------------------------------------
                               New York Thruway Authority, General Rev., Highway & Bridges, "B",
                               FGIC, 5.4%, 2017                                                         2,000,000     2,144,720
-------------------------------------------------------------------------------------------------------------------------------
                               New York Thruway Authority, General Rev., Highway & Bridges, "B",
                               FSA, 5.8%, 2018                                                             20,000        22,131
-------------------------------------------------------------------------------------------------------------------------------
                               New York Thruway Authority, General Rev., Highway & Bridges, AMBAC,
                               5.375%, 2010(++)                                                         2,000,000     2,213,240
-------------------------------------------------------------------------------------------------------------------------------
                               Puerto Rico Highway & Transportation Authority Rev., 5%, 2036            1,700,000     1,742,517
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $18,992,531
-------------------------------------------------------------------------------------------------------------------------------
Universities -                 Amherst, NY, Industrial Development Agency Rev. (Daemen College),
Colleges - 5.4%                "A", 6%, 2021                                                           $1,000,000    $1,063,500
-------------------------------------------------------------------------------------------------------------------------------
                               Cattaraugus County, NY, Industrial Development Agency Rev. (Jamestown
                               Community College), "A", 6.4%, 2019                                        500,000       555,000
-------------------------------------------------------------------------------------------------------------------------------
                               Hempstead Town, NY, Industrial Development Agency, Civic Facilities
                               Rev. (Hofstra University), MBIA, 5.8%, 2015                              1,500,000     1,584,660
-------------------------------------------------------------------------------------------------------------------------------
                               Islip, NY, Community Development Agency Rev. (New York Institute of
                               Technology), 7.5%, 2006(++)                                              2,000,000     2,127,080
-------------------------------------------------------------------------------------------------------------------------------
                               New York Dormitory Authority Rev. (Fordham University), AMBAC,
                               7.2%, 2015                                                                  40,000        40,182
-------------------------------------------------------------------------------------------------------------------------------
                               New York Dormitory Authority Rev. (St. John's University), "A", MBIA,
                               5%, 2017                                                                   300,000       317,322
-------------------------------------------------------------------------------------------------------------------------------
                               New York Dormitory Authority Rev. (Yeshiva University), AMBAC,
                               5.125%, 2034                                                             1,000,000     1,045,980
-------------------------------------------------------------------------------------------------------------------------------
                               Onondaga County, NY, Industrial Development Agency Rev. (Le Moyne
                               College), 5.625%, 2021                                                     750,000       804,938
-------------------------------------------------------------------------------------------------------------------------------
                               Schenectady, NY, Industrial Development Agency, Civic Facilities Rev.
                               (Union College), "A", AMBAC, 5%, 2032                                    2,000,000     2,054,200
-------------------------------------------------------------------------------------------------------------------------------
                               Utica, NY, Industrial Development Agency, Civic Facilities Rev.
                               (Utica College), 5.3%, 2008                                                140,000       144,193
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $9,737,055
-------------------------------------------------------------------------------------------------------------------------------
Universities -                 New York Dormitory Authority Rev. (New York Unversity), "A", FGIC,
Dormatories - 0.6%             5%, 2029                                                                $1,000,000    $1,032,800
-------------------------------------------------------------------------------------------------------------------------------

Utilities -
Cogeneration - 0.3%            Port Authority NY & NJ, Special Obligation Rev., 6.75%, 2011              $500,000      $529,035
-------------------------------------------------------------------------------------------------------------------------------

Utilities - Investor
Owned - 2.8%                   New York Energy Research & Development Rev. (Con Edison), 6.1%, 2020    $2,400,000    $2,466,936
-------------------------------------------------------------------------------------------------------------------------------
                               New York Environmental Facilities, Water Facilities Rev. (NY American
                               Water Co.), 8.85%, 2015                                                  2,500,000     2,532,550
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $4,999,486
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 3.0%                   Guam Power Authority Rev., RITES, AMBAC, 7.577%, 2014+(+)                 $500,000      $578,980
-------------------------------------------------------------------------------------------------------------------------------
                               Long Island Power Authority, Electrical Systems Rev., 5.5%, 2021           400,000       432,956
-------------------------------------------------------------------------------------------------------------------------------
                               New York Power Authority Rev., 5%, 2021                                  1,000,000     1,046,970
-------------------------------------------------------------------------------------------------------------------------------
                               New York Power Authority Rev., 5.25%, 2040                               3,000,000     3,120,900
-------------------------------------------------------------------------------------------------------------------------------
                               Virgin Islands Water & Power Authority Rev., 5.5%, 2017                    200,000       206,122
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $5,385,928
-------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 12.5%                Erie County, NY, Water Authority Rev., AMBAC, ETM, 6.75%, 2014(++)      $1,000,000    $1,189,840
-------------------------------------------------------------------------------------------------------------------------------
                               New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
                               5%, 2027                                                                 1,500,000     1,549,785
-------------------------------------------------------------------------------------------------------------------------------
                               New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
                               5.5%, 2033                                                               1,850,000     1,986,734
-------------------------------------------------------------------------------------------------------------------------------
                               New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
                               "B", AMBAC, 5%, 2028                                                     1,500,000     1,553,535
-------------------------------------------------------------------------------------------------------------------------------
                               New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
                               "C", 5%, 2031                                                            1,000,000     1,031,370
-------------------------------------------------------------------------------------------------------------------------------
                               New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
                               ETM, 6%, 2010(++)                                                          620,000       701,487
-------------------------------------------------------------------------------------------------------------------------------
                               New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
                               FGIC, 5.25%, 2033                                                        2,000,000     2,084,560
-------------------------------------------------------------------------------------------------------------------------------
                               New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
                               MBIA, 5.5%, 2007(++)                                                     1,250,000     1,333,600
-------------------------------------------------------------------------------------------------------------------------------
                               New York Environmental Facilities Corp., Clean Water & Drinking Rev.,
                               5%, 2024                                                                 1,005,000     1,046,898
-------------------------------------------------------------------------------------------------------------------------------
                               New York Environmental Facilities Corp., Clean Water & Drinking Rev.,
                               5%, 2025                                                                 1,500,000     1,561,260
-------------------------------------------------------------------------------------------------------------------------------
                               New York Environmental Facilities Corp., Clean Water & Drinking Rev.,
                               5%, 2029                                                                 2,000,000     2,065,360
-------------------------------------------------------------------------------------------------------------------------------
                               New York Environmental Facilities Corp., Pollution Control Rev.,
                               5.75%, 2010                                                                175,000       195,216
-------------------------------------------------------------------------------------------------------------------------------
                               New York Environmental Facilities Corp., Pollution Control Rev.,
                               6.875%, 2010                                                               220,000       222,235
-------------------------------------------------------------------------------------------------------------------------------
                               New York Environmental Facilities Corp., Pollution Control Rev.,
                               7.25%, 2010                                                                 70,000        70,335
-------------------------------------------------------------------------------------------------------------------------------
                               New York Environmental Facilities Corp., Pollution Control Rev., ETM,
                               5.75%, 2010(++)                                                            945,000     1,057,994
-------------------------------------------------------------------------------------------------------------------------------
                               New York Environmental Facilities Corp., Pollution Control Rev., ETM,
                               5.75%, 2010(++)                                                          1,115,000     1,248,321
-------------------------------------------------------------------------------------------------------------------------------
                               New York Environmental Facilities Corp., Water Facilities Rev.,
                               6%, 2031                                                                 1,005,000     1,065,029
-------------------------------------------------------------------------------------------------------------------------------
                               New York Environmental Facilities Corp., Water Facilities Rev.
                               (Spring Valley Water Co.), AMBAC, 6.15%, 2024                            1,500,000     1,536,720
-------------------------------------------------------------------------------------------------------------------------------
                               Puerto Rico Aqueduct & Sewer Authority Rev., 9%, 2005(++)                  150,000       152,369
-------------------------------------------------------------------------------------------------------------------------------
                               Suffolk County, NY, Water Authority Rev., MBIA, 5.1%, 2012                 895,000       976,033
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $22,628,681
-------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $161,273,041)                                                              $173,609,471
-------------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.8%
-------------------------------------------------------------------------------------------------------------------------------
                               New York City, NY, Job Development Authority Rev., 2.28%, due 4/01/05   $1,200,000    $1,200,000
-------------------------------------------------------------------------------------------------------------------------------
                               New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
                               2.28%, due 4/01/05                                                       2,000,000     2,000,000
-------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                 $3,200,000
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $164,473,041)                                                                  $176,809,471
-------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 2.3%                                                                                 4,109,660
-------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $180,919,131
-------------------------------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS 3/31/05           MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.5%
-------------------------------------------------------------------------------------------------------------------------------
                               ISSUER                                                                  PAR AMOUNT       $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
Airport & Port
Revenue - 4.5%                 Charlotte, NC, "B", MBIA, 5.875%, 2019                                  $1,000,000    $1,083,680
-------------------------------------------------------------------------------------------------------------------------------
                               Charlotte, NC, "B", MBIA, 5.875%, 2020                                   3,775,000     4,081,643
-------------------------------------------------------------------------------------------------------------------------------
                               Charlotte, NC, Airport Rev., "A", MBIA, 5%, 2029                         2,000,000     2,067,140
-------------------------------------------------------------------------------------------------------------------------------
                               Charlotte, NC, Airport Rev., "A", MBIA, 5%, 2034                         4,485,000     4,611,651
-------------------------------------------------------------------------------------------------------------------------------
                               Raleigh Durham, NC, Airport Authority Rev., "A", AMBAC, 5%, 2030         1,000,000     1,034,370
-------------------------------------------------------------------------------------------------------------------------------
                               Raleigh Durham, NC, Airport Authority Rev., "A", FGIC, 5.25%, 2018       2,700,000     2,895,453
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $15,773,937
-------------------------------------------------------------------------------------------------------------------------------
General Obligations - General
Purpose - 1.0%                 Charlotte, NC, 5.5%, 2016                                               $3,100,000    $3,410,899
-------------------------------------------------------------------------------------------------------------------------------

General Obligations -
Improvement - 1.4%             New Hanover County, NC, Public Improvement, 5.8%, 2010(++)              $4,200,000    $4,774,938
-------------------------------------------------------------------------------------------------------------------------------

General Obligations -
Schools - 3.7%                 Brunswick County, NC, FGIC, 5%, 2020                                    $2,800,000    $2,981,048
-------------------------------------------------------------------------------------------------------------------------------
                               Cumberland County, NC, 5.8%, 2010(++)                                    4,400,000     4,962,804
-------------------------------------------------------------------------------------------------------------------------------
                               Johnston County, NC, FGIC, 5.6%, 2018                                    2,000,000     2,194,800
-------------------------------------------------------------------------------------------------------------------------------
                               New Hanover County, NC, Public Improvement, 5%, 2021                     1,435,000     1,505,243
-------------------------------------------------------------------------------------------------------------------------------
                               New Hanover County, NC, School Improvement, 5%, 2019                     1,255,000     1,335,383
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $12,979,278
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -           Catawba County, NC, Hospital Rev. (Catawba Memorial Hospital), AMBAC,
Hospitals - 23.2%              5%, 2017                                                                $1,200,000    $1,253,868
-------------------------------------------------------------------------------------------------------------------------------
                               Charlotte-Mecklenberg, NC, Healthcare Systems Rev. (Carolinas
                               Healthcare), "A", 5.75%, 2021                                            1,500,000     1,548,780
-------------------------------------------------------------------------------------------------------------------------------
                               Charlotte-Mecklenberg, NC, Healthcare Systems Rev. (Carolinas
                               Healthcare), "A", 5.125%, 2022                                           1,000,000     1,023,510
-------------------------------------------------------------------------------------------------------------------------------
                               Charlotte-Mecklenberg, NC, Healthcare Systems Rev. (Carolinas
                               Healthcare), "A", 5%, 2031                                               3,500,000     3,536,400
-------------------------------------------------------------------------------------------------------------------------------
                               Cumberland County, NC, Hospital Facilities Rev. (Cumberland
                               Hospital), MBIA, 0%, 2009                                                1,800,000     1,528,218
-------------------------------------------------------------------------------------------------------------------------------
                               New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical
                               Center), MBIA, 5%, 2019                                                  6,225,000     6,507,055
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Medical Care Commission (Cleveland County Healthcare),
                               "A", AMBAC, 5%, 2035                                                     1,305,000     1,334,963
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Medical Care Commission (Northeast Medical Center),
                               5.25%, 2029                                                              2,000,000     2,069,900
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Medical Care Commission (Novant Health), "A", MBIA,
                               5%, 2018                                                                 1,975,000     2,057,871
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Medical Care Commission (Novant Health), Obligations
                               Group A, 5%, 2020                                                          500,000       517,960
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Medical Care Commission, Health Care Facilities Rev.
                               (Wakemed), AMBAC, 5%, 2021                                               3,500,000     3,680,600
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Medical Care Commission, Hospital Rev. (Betsy Johnson
                               Health Care System), FSA, 5.125%, 2032                                   1,500,000     1,561,245
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Medical Care Commission, Hospital Rev. (Duke
                               University), "C", 5.25%, 2021                                            5,975,000     6,146,303
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Medical Care Commission, Hospital Rev. (Gaston
                               Memorial Hospital), 5.5%, 2015                                           5,790,000     5,971,401
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Medical Care Commission, Hospital Rev. (Gaston
                               Memorial Hospital), 5.5%, 2019                                           6,500,000     6,685,185
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Medical Care Commission, Hospital Rev. (Maria Parham
                               Medical Center), 6.5%, 2026                                              1,000,000     1,085,800
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Medical Care Commission, Hospital Rev. (Mission-St.
                               Joseph Health Systems), 5.5%, 2021                                       2,825,000     3,001,054
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Medical Care Commission, Hospital Rev. (Mission-St.
                               Joseph Health Systems), MBIA, 5.1%, 2018                                 1,500,000     1,565,790
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Medical Care Commission, Hospital Rev. (Pitt County
                               Memorial Hospital), "B", 5%, 2018                                        3,000,000     3,070,980
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Medical Care Commission, Hospital Rev. (Rex
                               Healthcare), AMBAC, 5%, 2017                                             5,000,000     5,205,850
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Medical Care Commission, Hospital Rev. (Southeastern
                               Regional Medical Center), 5.375%, 2032                                   3,330,000     3,410,320
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Medical Care Commission, Hospital Rev. (Wilson
                               Memorial Hospital), AMBAC, 0%, 2013                                      1,000,000       694,990
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Medical Care Commission, Hospital Rev. (Wilson
                               Memorial Hospital), AMBAC, 0%, 2015                                      1,140,000       710,687
-------------------------------------------------------------------------------------------------------------------------------
                               Northern Hospital District Surry County, NC, Health Care Facilities
                               Rev., ASST GTY, 5.5%, 2019                                               1,250,000     1,331,825
-------------------------------------------------------------------------------------------------------------------------------
                               Northern Hospital District Surry County, NC, Health Care Facilities
                               Rev., ASST GTY, 5.1%, 2021                                               1,000,000     1,041,650
-------------------------------------------------------------------------------------------------------------------------------
                               Pitt County, NC, Rev., Pitt County Memorial Hospital, ETM,
                               5.25%, 2021(++)                                                         10,135,000    10,204,121
-------------------------------------------------------------------------------------------------------------------------------
                               University of North Carolina, Hospital Rev. (Chapel Hill Hospital),
                               5.25%, 2006(++)                                                          4,800,000     5,005,584
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $81,751,910
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long      North Carolina Medical Care Commission, Health Care Facilities Rev.
Term Care - 0.8%               (Arbor Acres Community), 6.375%, 2032                                   $1,000,000    $1,039,910
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Medical Care Commission, Health Care Facilities Rev.
                               (Deerfield), "A", 5%, 2023                                               1,000,000     1,017,470
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Medical Care Commission, Health Care Facilities Rev.
                               (Givens Estates), 6.5%, 2032                                               800,000       828,256
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,885,636
-------------------------------------------------------------------------------------------------------------------------------
Human Services - 0.9%          Cumberland County, NC, Finance Corp., Installment Payment Rev.
                               (Detention Center & Mental Health), AMBAC, 5.625%, 2019                 $2,125,000    $2,301,928
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Medical Care Commission, Health Care Facilities Rev.
                               "A", 5.8%, 2034                                                          1,000,000     1,013,320
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,315,248
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -           Virgin Islands Public Finance Authority, Refinery Facilities Rev.
Other - 0.3%                   (Hovensa Refinery), 5.875%, 2022                                          $860,000      $911,600
-------------------------------------------------------------------------------------------------------------------------------

Industrial Revenue -           Columbus County, NC, Industrial Facilities & Pollution Control
Paper - 3.1%                   Financing Authority Rev. (International Paper Co.), "A", 5.8%, 2016     $2,000,000    $2,096,200
-------------------------------------------------------------------------------------------------------------------------------
                               Haywood County, NC, Industrial Facilities & Pollution Control
                               Financing Authority Rev. (Champion International Corp.), "A",
                               5.75%, 2025                                                              5,400,000     5,433,804
-------------------------------------------------------------------------------------------------------------------------------
                               Martin County, NC, Industrial Facilities & Pollution Control
                               Financing Authority Rev. (Solid Waste Disposal Weyerhaeuser),
                               6.8%, 2024                                                               3,500,000     3,547,985
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $11,077,989
-------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing           Charlotte, NC, Housing Authority Rev., Mortgage Rocky Branch II,
Revenue - 2.1%                 GNMA, 4.65%, 2035                                                       $2,000,000    $1,924,240
-------------------------------------------------------------------------------------------------------------------------------
                               Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 2022       1,000,000     1,025,040
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Housing Finance Agency, "H", FHA, 6.05%, 2028             4,460,000     4,572,347
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $7,521,627
-------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -
State - 5.9%                   North Carolina Housing Finance Agency Rev., "13-A", 4.25%, 2028         $2,410,000    $2,434,534
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Housing Finance Agency Rev., "14-A", AMBAC,
                               4.35%, 2028                                                              4,300,000     4,339,560
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Housing Finance Agency Rev., "15-A", FSA, 4.95%, 2032       500,000       499,225
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Housing Finance Agency Rev., "19-A", 5.1%, 2030           2,500,000     2,513,800
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Housing Finance Agency Rev., "5-A", 5.55%, 2019           3,530,000     3,589,551
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Housing Finance Agency Rev., "7-A", 6.15%, 2020             765,000       794,024
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Housing Finance Agency Rev., "A", 5.25%, 2020             1,490,000     1,499,357
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Housing Finance Agency Rev., "A", 5.375%, 2023              250,000       254,028
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Housing Finance Agency Rev., "PP", FHA, 6.15%, 2017       1,680,000     1,736,263
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Housing Finance Agency Rev., "RR", 5.85%, 2028            3,020,000     3,062,854
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $20,723,196
-------------------------------------------------------------------------------------------------------------------------------
State & Agency -
Other - 9.5%                   Brunswick County, NC, Certificates of Participation, FSA, 5.5%, 2020    $1,000,000    $1,084,160
-------------------------------------------------------------------------------------------------------------------------------
                               Cabarrus County, NC, Installment Financing Contract, 5%, 2021            5,500,000     5,750,415
-------------------------------------------------------------------------------------------------------------------------------
                               Carteret County, NC, AMBAC, 5.625%, 2020                                 1,010,000     1,103,334
-------------------------------------------------------------------------------------------------------------------------------
                               Charlotte, NC, Certificates of Participation (Convention Facilities),
                               5.5%, 2020                                                               3,000,000     3,255,900
-------------------------------------------------------------------------------------------------------------------------------
                               Charlotte, NC, Certificates of Participation (Convention Facilities),
                               AMBAC, 0%, 2005                                                          4,810,000     4,730,154
-------------------------------------------------------------------------------------------------------------------------------
                               Charlotte, NC, Certificates of Participation (Convention Facilities),
                               AMBAC, 0%, 2006                                                          1,075,000     1,026,131
-------------------------------------------------------------------------------------------------------------------------------
                               Charlotte, NC, Certificates of Participation (Convention Facilities),
                               AMBAC, 0%, 2008                                                          3,000,000     2,655,000
-------------------------------------------------------------------------------------------------------------------------------
                               Charlotte, NC, Certificates of Participation (Public Safety
                               Facilities), "D", 5.5%, 2020                                             3,000,000     3,259,830
-------------------------------------------------------------------------------------------------------------------------------
                               Harnett County, NC, Certificates of Participation, FSA, 5.25%, 2015      1,020,000     1,135,831
-------------------------------------------------------------------------------------------------------------------------------
                               Harnett County, NC, Certificates of Participation, FSA, 5.5%, 2016       1,225,000     1,344,511
-------------------------------------------------------------------------------------------------------------------------------
                               Pitt County, NC, Certificates of Participation (School Facilities
                               Improvement), "A", FSA, 5.5%, 2020                                       1,250,000     1,352,550
-------------------------------------------------------------------------------------------------------------------------------
                               Pitt County, NC, Certificates of Participation (School Facilities
                               Improvement), "B", FSA, 5.75%, 2018                                      1,390,000     1,541,691
-------------------------------------------------------------------------------------------------------------------------------
                               Pitt County, NC, Certificates of Participation (School Facilities
                               Improvement), "B", FSA, 5.75%, 2019                                      1,390,000     1,539,008
-------------------------------------------------------------------------------------------------------------------------------
                               Randolph County, NC, Certificates of Participation, FSA,
                               5.6%, 2009(++)                                                           3,000,000     3,305,460
-------------------------------------------------------------------------------------------------------------------------------
                               Rockingham, NC, Certificates of Participation, AMBAC, 5.125%, 2024         350,000       371,777
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $33,455,752
-------------------------------------------------------------------------------------------------------------------------------
State & Local Agencies - 5.4%  Cabarrus County, NC, Development Corp., AMBAC, 5.3%, 2019               $1,250,000    $1,341,550
-------------------------------------------------------------------------------------------------------------------------------
                               Forsyth County, NC, Certificates of Participation (Forsyth County
                               Public Facilities Equipment), 5.25%, 2023                                1,230,000     1,317,994
-------------------------------------------------------------------------------------------------------------------------------
                               Forsyth County, NC, Certificates of Participation (Public Facilities
                               & Equipment Project), 5.25%, 2019                                          775,000       835,458
-------------------------------------------------------------------------------------------------------------------------------
                               Iredell County, NC, Public Facilities (School Projects), AMBAC,
                               5.5%, 2010(++)                                                           1,000,000     1,112,920
-------------------------------------------------------------------------------------------------------------------------------
                               New Hanover County, NC, Certificates of Participation (New Hanover
                               County Projects), AMBAC, 5.25%, 2018                                     1,635,000     1,779,861
-------------------------------------------------------------------------------------------------------------------------------
                               Puerto Rico Housing Bank & Finance Agency (Kidder), 7.5%, 2006           7,000,000     7,371,140
-------------------------------------------------------------------------------------------------------------------------------
                               Puerto Rico Public Finance Corp., RITES, AMBAC, 7.839%, 2012+(+)         1,500,000     1,902,000
-------------------------------------------------------------------------------------------------------------------------------
                               Rutherford County, NC, Certificates of Participation (Rutherford
                               County School), AMBAC, 5%, 2023                                            840,000       881,185
-------------------------------------------------------------------------------------------------------------------------------
                               Winston Salem, NC, Certificates of Participation, "C", 5%, 2018          2,575,000     2,698,394
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $19,240,502
-------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 0.8%             Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022           $1,650,000    $1,735,404
-------------------------------------------------------------------------------------------------------------------------------
                               Virgin Islands Public Finance Authority Rev., ASST GTY, 5.5%, 2018       1,000,000     1,067,540
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,802,944
-------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.5%                 Childrens Trust Fund, Settlement Rev., PR, 5.375%, 2033                 $1,880,000    $1,886,900
-------------------------------------------------------------------------------------------------------------------------------

Transportation - Special       Commonwealth of Puerto Rico, Highway & Transportation Authority Rev.,
Tax - 2.1%                     RITES, FSA, 9.089%, 2018+(+)                                            $5,425,000    $7,512,974
-------------------------------------------------------------------------------------------------------------------------------

Universities -
Colleges - 8.2%                Appalachian State University, NC, "A", FGIC, 5.125%, 2022               $1,260,000    $1,342,606
-------------------------------------------------------------------------------------------------------------------------------
                               Appalachian State University, NC, Rev. (Package Systems), FSA,
                               5.6%, 2020                                                               2,285,000     2,491,747
-------------------------------------------------------------------------------------------------------------------------------
                               East Carolina University, NC, Rev., "A", AMBAC, 5.25%, 2021              1,375,000     1,486,114
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Capital Facilities Finance (Duke University), "A",
                               5.125%, 2041                                                             4,915,000     5,033,402
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Capital Facilities Finance (Duke University), "A",
                               5.25%, 2042                                                              2,000,000     2,076,420
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Capital Facilities Finance (High Point University),
                               5.125%, 2018                                                               510,000       543,992
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Capital Facilities Finance (High Point University),
                               5.125%, 2021                                                               300,000       315,657
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Capital Facilities Finance (Johnson & Wales
                               University), "A", XLCA, 5.25%, 2021                                        775,000       835,737
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Capital Facilities Finance (Johnson & Wales
                               University), "A", XLCA, 5.25%, 2022                                      1,870,000     2,009,970
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Capital Facilities Finance (Johnson & Wales
                               University), "A", XLCA, 5%, 2033                                         2,000,000     2,046,260
-------------------------------------------------------------------------------------------------------------------------------
                               Puerto Rico Industrial Tourist Authority (University Plaza), "A",
                               MBIA, 5%, 2020                                                           2,180,000     2,291,463
-------------------------------------------------------------------------------------------------------------------------------
                               University of North Carolina, Greensboro Rev., "A", FSA, 5%, 2020        2,835,000     2,990,443
-------------------------------------------------------------------------------------------------------------------------------
                               University of North Carolina, Systems Pool Rev., "C", AMBAC, 5%, 2029    2,000,000     2,064,300
-------------------------------------------------------------------------------------------------------------------------------
                               University of North Carolina, University Rev., 5%, 2028                  2,000,000     2,069,460
-------------------------------------------------------------------------------------------------------------------------------
                               University of North Carolina, Wilmington Rev., "A", AMBAC, 5%, 2019      1,375,000     1,452,536
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $29,050,107
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor           Wake County, NC, Industrial Facilities & Pollution Control Rev.
Owned - 0.8%                   (Carolina Power & Light Co.), 5.375%, 2017                              $2,500,000    $2,674,300
-------------------------------------------------------------------------------------------------------------------------------

Utilities - Municipal          North Carolina Eastern Municipal Power Agency, "A", ETM,
Owned - 13.9%                  7.5%, 2010(++)                                                          $2,595,000    $3,071,831
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Eastern Municipal Power Agency, "A", ETM, 5%, 2017(++)    3,120,000     3,382,049
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Eastern Municipal Power Agency, "A", MBIA, 7.5%, 2010     3,005,000     3,536,945
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Eastern Municipal Power Agency, "B", MBIA, 7.25%, 2007    5,000,000     5,376,550
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018           1,245,000     1,457,522
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Eastern Municipal Power Agency, RITES, AMBAC,
                               9.066%, 2018+(+)                                                         6,500,000     8,716,890
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Municipal Power Agency, Catawba Electric Rev.,
                               6.375%, 2013                                                             1,000,000     1,111,650
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA,
                               7%, 2007                                                                 5,000,000     5,355,450
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA,
                               6%, 2011                                                                 5,000,000     5,641,750
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Municipal Power Agency, ROLS, 8.096%, 2020+(+)            3,000,000     3,425,160
-------------------------------------------------------------------------------------------------------------------------------
                               North Carolina Municipal Power Agency, ROLS, MBIA, 8.096%, 2019+(+)      5,000,000     5,688,100
-------------------------------------------------------------------------------------------------------------------------------
                               Raleigh, NC, Combined Enterprise Systems Rev., 5.125%, 2022              2,000,000     2,080,900
-------------------------------------------------------------------------------------------------------------------------------
                               Raleigh, NC, Combined Enterprise Systems Rev., 5%, 2024                    385,000       401,563
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $49,246,360
-------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 8.4%                 Broad River, NC, Water Authority Rev., MBIA, 5.75%, 2019                $1,490,000    $1,652,574
-------------------------------------------------------------------------------------------------------------------------------
                               Cary, NC, Combined Enterprise Systems Rev., 5%, 2026                     1,000,000     1,034,820
-------------------------------------------------------------------------------------------------------------------------------
                               Charlotte, NC, Storm Water Fee Rev., 6%, 2010(++)                        3,180,000     3,613,943
-------------------------------------------------------------------------------------------------------------------------------
                               Charlotte, NC, Storm Water Fee Rev., 5%, 2034                            4,190,000     4,316,999
-------------------------------------------------------------------------------------------------------------------------------
                               Charlotte, NC, Water & Sewer Systems Rev., 5.75%, 2009(++)               2,000,000     2,215,240
-------------------------------------------------------------------------------------------------------------------------------
                               Charlotte, NC, Water & Sewer Systems Rev., 5.75%, 2010(++)               3,075,000     3,458,422
-------------------------------------------------------------------------------------------------------------------------------
                               Charlotte, NC, Water & Sewer Systems Rev., 5.5%, 2017                    1,650,000     1,806,156
-------------------------------------------------------------------------------------------------------------------------------
                               Durham County, NC, Enterprise Systems Rev., MBIA, 5%, 2023               1,675,000     1,763,088
-------------------------------------------------------------------------------------------------------------------------------
                               Greensboro, NC, Enterprise Systems Rev., "A", 5.125%, 2018               1,490,000     1,590,575
-------------------------------------------------------------------------------------------------------------------------------
                               Greensboro, NC, Enterprise Systems Rev., "A", 5.125%, 2019               1,750,000     1,863,208
-------------------------------------------------------------------------------------------------------------------------------
                               Greenville, NC, Combined Enterprise Systems Rev., FSA, 5%, 2016          1,005,000     1,074,345
-------------------------------------------------------------------------------------------------------------------------------
                               Greenville, NC, Combined Enterprise Systems Rev., FSA, 5.25%, 2019       1,170,000     1,270,632
-------------------------------------------------------------------------------------------------------------------------------
                               Harnett County, NC, Water & Sewer Systems Rev., AMBAC, 5%, 2028            700,000       725,452
-------------------------------------------------------------------------------------------------------------------------------
                               Kannapolis, NC, Water & Sewer Rev., "B", FSA, 5.25%, 2021                1,000,000     1,066,580
-------------------------------------------------------------------------------------------------------------------------------
                               Winston Salem, NC, Water & Sewer Systems Rev., 5%, 2033                  2,000,000     2,074,080
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $29,526,114
-------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $318,233,533)                                                              $340,522,211
-------------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 2.1%
-------------------------------------------------------------------------------------------------------------------------------
                               Allegheny County, PA, Hospital Development Authority Rev.
                               (Presbyterian University Hospital), "D", 2.3%, due 4/07/05                $600,000      $600,000
-------------------------------------------------------------------------------------------------------------------------------
                               Bay Area Toll Authority, California Toll Bridge Rev., "A", 2.22%,
                               due 4/07/05                                                                500,000       500,000
-------------------------------------------------------------------------------------------------------------------------------
                               Bell County, TX, Health Facilities Development Corp. Rev. (Scott &
                               White Memorial Hospital), 2.3%, due 4/01/05                              1,530,000     1,530,000
-------------------------------------------------------------------------------------------------------------------------------
                               Irvine, CA, Improvement Building Act 1915, 2.28%, due 4/06/05            1,000,000     1,000,000
-------------------------------------------------------------------------------------------------------------------------------
                               Pinellas County, FL, Health Facilities Authority Rev., Pooled
                               Hospital Loan Program, 2.3%, due 4/01/05                                 1,800,000     1,800,000
-------------------------------------------------------------------------------------------------------------------------------
                               Sacramento, CA, Unified School District, District Certification
                               Partnership,
                               2.28%, due 4/07/05                                                       2,000,000     2,000,000
-------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                 $7,430,000
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $325,663,533)                                                                  $347,952,211
-------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.4%                                                                                 5,070,100
-------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $353,022,311
-------------------------------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS 3/31/05           MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.6%
-------------------------------------------------------------------------------------------------------------------------------
                               ISSUER                                                                  PAR AMOUNT       $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
Airport & Port                 Allegheny County PA, Airport Rev. (Pittsburgh International Airport),
Revenue - 2.2%                 FGIC, 6.125%, 2017                                                        $500,000      $538,780
-------------------------------------------------------------------------------------------------------------------------------
                               Allegheny County PA, Airport Rev. (Pittsburgh International Airport),
                               MBIA, 5.75%, 2014                                                        1,000,000     1,087,160
-------------------------------------------------------------------------------------------------------------------------------
                               Susquehanna Area Regional Airport, 5.375%, 2018                            200,000       205,522
-------------------------------------------------------------------------------------------------------------------------------
                               Susquehanna Area Regional Airport, AMBAC, 5.375%, 2023                     500,000       526,620
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,358,082
-------------------------------------------------------------------------------------------------------------------------------
General Obligations - General
Purpose - 6.0%                 Allegheny County, PA, Unrefunded Balance, "C53", FGIC, 5.3%, 2018         $285,000      $306,982
-------------------------------------------------------------------------------------------------------------------------------
                               Allegheny County, PA, Unrefunded Balance, "C53", FGIC, 5.4%, 2019          290,000       313,763
-------------------------------------------------------------------------------------------------------------------------------
                               Beaver County, PA, MBIA, 5.75%, 2006(++)                                   250,000       261,428
-------------------------------------------------------------------------------------------------------------------------------
                               Commonwealth of Puerto Rico, ROLS, FGIC, 8.633%, 2015+(+)                1,000,000     1,278,080
-------------------------------------------------------------------------------------------------------------------------------
                               Commonwealth of Puerto Rico, ROLS, XLCA, 8.543%, 2017+(+)                1,000,000     1,279,220
-------------------------------------------------------------------------------------------------------------------------------
                               Luzerne County, PA, MBIA, 5.25%, 2025                                      500,000       529,865
-------------------------------------------------------------------------------------------------------------------------------
                               North Huntingdon Township, PA, AMBAC, 5.25%, 2019                          500,000       541,570
-------------------------------------------------------------------------------------------------------------------------------
                               Pennsylvania State Finance Authority Rev. (Penn Hills), "A", FGIC,
                               5.45%, 2010(++)                                                             85,000        93,847
-------------------------------------------------------------------------------------------------------------------------------
                               Pennsylvania State Finance Authority Rev. (Penn Hills), "A", FGIC,
                               5.45%, 2019                                                                415,000       448,793
-------------------------------------------------------------------------------------------------------------------------------
                               State of Pennsylvania, 6%, 2010(++)                                      1,000,000     1,127,880
-------------------------------------------------------------------------------------------------------------------------------
                               State of Pennsylvania, 6.25%, 2010                                         300,000       340,695
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $6,522,123
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 0.5%             Pittsburgh, PA, FGIC, 5.75%, 2009(++)                                     $500,000      $547,895
-------------------------------------------------------------------------------------------------------------------------------

General Obligations -
Schools - 25.5%                Allegheny Valley, PA, School District, "A", MBIA, 5%, 2028              $1,000,000    $1,037,720
-------------------------------------------------------------------------------------------------------------------------------
                               Ambridge, PA, Area School District, MBIA, 5%, 2034                         750,000       774,165
-------------------------------------------------------------------------------------------------------------------------------
                               Butler, PA, Area School District, FSA, 5%, 2031                          1,000,000     1,030,660
-------------------------------------------------------------------------------------------------------------------------------
                               Butler, PA, School District, FGIC, 5.375%, 2018                            500,000       533,075
-------------------------------------------------------------------------------------------------------------------------------
                               Chambersburg, PA, School District, FSA, 5%, 2016                           500,000       526,885
-------------------------------------------------------------------------------------------------------------------------------
                               Downingtown, PA, School District, AMBAC, 5.65%, 2008(++)                   500,000       541,735
-------------------------------------------------------------------------------------------------------------------------------
                               Exeter Township, PA, School District, FGIC, 5%, 2025                     1,000,000     1,041,120
-------------------------------------------------------------------------------------------------------------------------------
                               Garnet Valley, PA, School District, FGIC, 5.5%, 2015                       750,000       828,094
-------------------------------------------------------------------------------------------------------------------------------
                               Gateway, PA, Alleghany School District, FGIC, 5.2%, 2023                 1,000,000     1,067,350
-------------------------------------------------------------------------------------------------------------------------------
                               Gateway, PA, Allegheny School District, FGIC, 5%, 2032                   1,390,000     1,429,820
-------------------------------------------------------------------------------------------------------------------------------
                               Jim Thorpe, PA, Area School District, FSA, 5%, 2026                      2,085,000     2,176,281
-------------------------------------------------------------------------------------------------------------------------------
                               Mt. Lebanon PA, School District, MBIA, 5%, 2020                          1,000,000     1,052,360
-------------------------------------------------------------------------------------------------------------------------------
                               North Allegheny, PA, School District, FGIC, 5.05%, 2022                    590,000       615,423
-------------------------------------------------------------------------------------------------------------------------------
                               North Pocono, PA, School District, FGIC, 5%, 2023                          500,000       522,305
-------------------------------------------------------------------------------------------------------------------------------
                               North Schuylkill, PA, School District, FGIC, 5%, 2028                      650,000       669,162
-------------------------------------------------------------------------------------------------------------------------------
                               Palmyra, PA, School District, FGIC, 5.375%, 2016                           820,000       896,219
-------------------------------------------------------------------------------------------------------------------------------
                               Pennridge, PA, School District, MBIA, 5%, 2020                             500,000       526,180
-------------------------------------------------------------------------------------------------------------------------------
                               Pennridge, PA, School District, MBIA, 5%, 2021                             500,000       524,810
-------------------------------------------------------------------------------------------------------------------------------
                               Pennsylvania Public School Building (Garnet Valley School Disctrict),
                               AMBAC, 5.5%, 2018                                                        1,005,000     1,086,345
-------------------------------------------------------------------------------------------------------------------------------
                               Perkiomen Valley, PA, School District, "A", FSA, 5.25%, 2028             1,000,000     1,057,500
-------------------------------------------------------------------------------------------------------------------------------
                               Perkiomen Valley, PA, School District, FSA, 5%, 2019                       500,000       521,505
-------------------------------------------------------------------------------------------------------------------------------
                               Perkiomen Valley, PA, School District, FSA, 5%, 2023                     1,000,000     1,041,410
-------------------------------------------------------------------------------------------------------------------------------
                               Perkiomen Valley, PA, School District, FSA, 5%, 2024                     1,000,000     1,041,410
-------------------------------------------------------------------------------------------------------------------------------
                               Perkiomen Valley, PA, School District, FSA, 5%, 2025                     1,260,000     1,308,737
-------------------------------------------------------------------------------------------------------------------------------
                               Philadelphia, PA, School District, AMBAC, 5.375%, 2007(++)                 500,000       525,235
-------------------------------------------------------------------------------------------------------------------------------
                               Philadelphia, PA, School District, FSA, 5.75%, 2011(++)                    500,000       559,045
-------------------------------------------------------------------------------------------------------------------------------
                               Philadelphia, PA, School District, MBIA, 6%, 2010(++)                      500,000       559,945
-------------------------------------------------------------------------------------------------------------------------------
                               South Park, PA, School District, FGIC, 5%, 2019                            750,000       784,238
-------------------------------------------------------------------------------------------------------------------------------
                               Southeastern Area, PA, Special Schools Authority Rev., 0%, 2007            360,000       329,893
-------------------------------------------------------------------------------------------------------------------------------
                               State Public School Building Authority, Pennsylvania School (Colonial
                               Intermediate Unit 20), FGIC, 5%, 2030                                      500,000       516,000
-------------------------------------------------------------------------------------------------------------------------------
                               State Public School Building Authority, Pennsylvania School (Lease
                               Philadelphia School District), FSA, 5.25%, 2024                          1,000,000     1,066,130
-------------------------------------------------------------------------------------------------------------------------------
                               State Public School Building Authority, Pennsylvania School
                               (Tuscarora School District), FSA, 5%, 2024                               1,000,000     1,041,410
-------------------------------------------------------------------------------------------------------------------------------
                               State Public School Building Authority, Pennsylvania School
                               (Wattsburg School District), MBIA, 0%, 2027                              2,150,000       671,918
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $27,904,085
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -           Allegheny County, PA, Hospital Development Authority Rev. (South
Hospitals - 11.7%              Hills Health System), MBIA, 5.8%, 2016                                    $500,000      $524,665
-------------------------------------------------------------------------------------------------------------------------------
                               Allegheny County, PA, Hospital Development Authority Rev. (South
                               Hills Health Systems), 6.75%, 2025                                         555,000       586,319
-------------------------------------------------------------------------------------------------------------------------------
                               Allegheny County, PA, Hospital Development Authority Rev. (UPMC
                               Health Systems), MBIA, 5%, 2018                                            500,000       521,665
-------------------------------------------------------------------------------------------------------------------------------
                               Allegheny County, PA, Hospital Development Authority Rev. (West Penn
                               Allegheny Health), 9.25%, 2022                                              50,000        57,843
-------------------------------------------------------------------------------------------------------------------------------
                               Allegheny County, PA, Hospital Development Authority Rev. (West Penn
                               Allegheny Health), 9.25%, 2030                                             150,000       173,064
-------------------------------------------------------------------------------------------------------------------------------
                               Blair County, PA, Hospital Authority Rev. (Altoona), AMBAC,
                               5.5%, 2008                                                                 470,000       503,732
-------------------------------------------------------------------------------------------------------------------------------
                               Erie County, PA, Hospital Authority Rev. (Hamot Health Foundation),
                               AMBAC, 5.25%, 2017                                                         675,000       728,264
-------------------------------------------------------------------------------------------------------------------------------
                               Lancaster County, PA, Hospital Authority Rev., 5.5%, 2026                  500,000       520,175
-------------------------------------------------------------------------------------------------------------------------------
                               Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan
                               Hospital), 5%, 2018                                                        200,000       203,348
-------------------------------------------------------------------------------------------------------------------------------
                               Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan
                               Hospital), 6%, 2035                                                        350,000       360,161
-------------------------------------------------------------------------------------------------------------------------------
                               Lehigh County, PA, General Purpose Authority (Good Shepherd Group),
                               "A", 5.625%, 2034                                                          350,000       365,113
-------------------------------------------------------------------------------------------------------------------------------
                               Lehigh County, PA, General Purpose Authority (Lehigh Valley
                               Hospital),
                               5.25%, 2032                                                                600,000       609,456
-------------------------------------------------------------------------------------------------------------------------------
                               Lehigh County, PA, General Purpose Authority (Lehigh Valley
                               Hospital), MBIA, 7%, 2016                                                  250,000       311,670
-------------------------------------------------------------------------------------------------------------------------------
                               Lehigh County, PA, General Purpose Authority (St. Lukes Bethlehem
                               Hospital), 5.375%, 2033                                                    600,000       606,600
-------------------------------------------------------------------------------------------------------------------------------
                               Lehigh County, PA, Hospital Rev. (Lehigh Valley Hospital), FSA,
                               5.25%, 2019                                                                500,000       535,505
-------------------------------------------------------------------------------------------------------------------------------
                               Lycoming County, PA, Authority Hospital Rev. (Williamsport Hospital
                               Obligation Group), CONNIE LEE, 5.375%, 2010                                750,000       777,188
-------------------------------------------------------------------------------------------------------------------------------
                               Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center),
                               6%, 2043                                                                   750,000       779,888
-------------------------------------------------------------------------------------------------------------------------------
                               Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial
                               Hospital), 5.625%, 2032                                                    400,000       414,504
-------------------------------------------------------------------------------------------------------------------------------
                               Pennsylvania Higher Educational Facilities Authority Rev., 6.25%, 2018     100,000       112,569
-------------------------------------------------------------------------------------------------------------------------------
                               Pennsylvania Higher Educational Facilities Authority Rev., 6%, 2031        650,000       709,293
-------------------------------------------------------------------------------------------------------------------------------
                               Philadelphia, PA, Health & Educational Facilities Rev. (Jeane
                               Health), 6.6%, 2010                                                        160,000       168,941
-------------------------------------------------------------------------------------------------------------------------------
                               Philadelphia, PA, Health & Educational Facilities Rev. (Temple
                               Universty), 6.625%, 2023                                                   250,000       253,878
-------------------------------------------------------------------------------------------------------------------------------
                               Sayre, PA, Health Care Facilities Authority Rev., 5.875%, 2031             500,000       524,270
-------------------------------------------------------------------------------------------------------------------------------
                               Sayre, PA, Health Care Facilities Authority Rev. (Latrobe Hospital),
                               AMBAC, 5.25%, 2015                                                         585,000       632,824
-------------------------------------------------------------------------------------------------------------------------------
                               Scranton-Lackawanna, PA, Health & Welfare Authority Rev. (Allied
                               Rehab Hospital), 7.125%, 2005                                               55,000        55,115
-------------------------------------------------------------------------------------------------------------------------------
                               Southcentral Pennsylvania General Authority Rev. (York Hospital),
                               5.625%, 2026                                                               600,000       631,338
-------------------------------------------------------------------------------------------------------------------------------
                               St. Mary's Hospital Authority, PA, Health Systems Rev. (Catholic
                               Health East), "B", 5.375%, 2034                                            750,000       772,365
-------------------------------------------------------------------------------------------------------------------------------
                               West Shore, PA, Hospital Authority (Holy Spirit Hospital),
                               6.25%, 2032                                                                350,000       372,064
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $12,811,817
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long      Clarion, PA, Industrial Development Authority Rev. (Beverly
Term Care - 1.0%               Enterprises, Inc.), 7.5%, 2012                                            $150,000      $152,942
-------------------------------------------------------------------------------------------------------------------------------
                               Cumberland County, PA, Retirement Community Rev. (Wesley Affiliated
                               Services), 7.25%, 2035                                                     150,000       157,545
-------------------------------------------------------------------------------------------------------------------------------
                               Lancaster County, PA, Hospital Authority Rev. (Willow Valley
                               Retirement Project), 5.875%, 2031                                          500,000       519,315
-------------------------------------------------------------------------------------------------------------------------------
                               Montgomery County, PA, Industrial Development Authority Rev.
                               (Whitemarsh Continuing Care), 6.25%, 2035                                  250,000       253,938
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,083,740
-------------------------------------------------------------------------------------------------------------------------------
Human Services - 0.1%          Montgomery County, PA, Industrial Development Authority (Wordsworth
                               Academy), 8%, 2024                                                        $150,000      $150,501
-------------------------------------------------------------------------------------------------------------------------------

Industrial Revenue -           New Morgan, PA, Industrial Development Authority, Solid Waste
Environmental Services - 1.0%  Disposal Rev. (New Morgan Landfill Co, Inc./Browning Ferris, Inc.),
                               6.5%, 2019                                                                $530,000      $521,594
-------------------------------------------------------------------------------------------------------------------------------
                               Westmoreland County, PA, Industrial Development Corp. (Waste
                               Management), LOC, 5.1%, 2018                                               500,000       516,930
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,038,524
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -           Bucks County, PA, Industrial Development Authority Rev. (USX Corp.),
Other - 2.1%                   5.4%, 2017                                                                $300,000      $327,159
-------------------------------------------------------------------------------------------------------------------------------
                               Lehigh County, PA, Industrial Development Authority Pollution Control
                               Rev. (PPL Electric Utility Corp.), "A", FGIC, 4.7%, 2029                   500,000       490,720
-------------------------------------------------------------------------------------------------------------------------------
                               Pennsylvania Economic Development Financing Authority Rev. (Amtrak),
                               6.125%, 2021                                                               150,000       156,048
-------------------------------------------------------------------------------------------------------------------------------
                               Pennsylvania Economic Development Financing Authority, Solid Waste
                               Disposal Rev. (Proctor & Gamble), 5.375%, 2031                           1,000,000     1,060,100
-------------------------------------------------------------------------------------------------------------------------------
                               Virgin Islands Public Finance Authority, Refinery Facilities Rev.
                               (Hovensa Refinery), 5.875%, 2022                                           270,000       286,200
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,320,227
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -           Erie County, PA, Industrial Development Authority (International
Paper - 0.6%                   Paper Co.), 5.3%, 2012                                                    $650,000      $690,086
-------------------------------------------------------------------------------------------------------------------------------

Miscellaneous Revenue -
Other - 0.2%                   Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013##            $165,000      $164,667
-------------------------------------------------------------------------------------------------------------------------------

Multi-Family Housing           Philadelphia, PA, Housing Authority Capital Program Rev., FSA,
Revenue - 1.0%                 5.25%, 2014                                                             $1,000,000    $1,103,680
-------------------------------------------------------------------------------------------------------------------------------

Parking - 1.5%                 Philadelphia, PA, Public Parking Authority Rev., FSA, 5.625%, 2015      $1,000,000    $1,091,180
-------------------------------------------------------------------------------------------------------------------------------
                               Pittsburgh, PA, Public Parking Authority Rev., AMBAC, 6%, 2020             500,000       557,970
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,649,150
-------------------------------------------------------------------------------------------------------------------------------
Sales & Excise Tax             Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium
Revenue - 0.5%                 Hotel Room), AMBAC, 5.25%, 2017                                           $500,000      $532,250
-------------------------------------------------------------------------------------------------------------------------------

Single Family Housing
Revenue - Local - 0.2%         Pittsburgh, PA, Urban Development Authority Mortgage Rev., 5.5%, 2010     $225,000      $226,096
-------------------------------------------------------------------------------------------------------------------------------

Single Family Housing -        Pennsylvania Housing Finance Agency, Single Family Mortgage Rev.,
State - 4.2%                   5.75%, 2013                                                               $195,000      $201,692
-------------------------------------------------------------------------------------------------------------------------------
                               Pennsylvania Housing Finance Agency, Single Family Mortgage Rev.,
                               5%, 2014                                                                   500,000       509,360
-------------------------------------------------------------------------------------------------------------------------------
                               Pennsylvania Housing Finance Agency, Single Family Mortgage Rev.,
                               5.1%, 2020                                                               1,405,000     1,416,381
-------------------------------------------------------------------------------------------------------------------------------
                               Pennsylvania Housing Finance Agency, Single Family Mortgage Rev.,
                               5.25%, 2021                                                                750,000       754,253
-------------------------------------------------------------------------------------------------------------------------------
                               Pennsylvania Housing Finance Agency, Single Family Mortgage Rev.,
                               5.25%, 2033                                                                670,000       692,010
-------------------------------------------------------------------------------------------------------------------------------
                               Pennsylvania Housing Finance Agency, Single Family Mortgage Rev.,
                               5%, 2034                                                                   950,000       986,936
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $4,560,632
-------------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.3%     Delaware County, PA, Industrial Development Authority Rev., Resource
                               Recovery Facilities (American Ref-Fuel Co.), "A", 6.2%, 2019              $300,000      $310,533
-------------------------------------------------------------------------------------------------------------------------------

State & Local Agencies - 4.1%  Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC,
                               8.952%, 2018(+)                                                           $500,000      $634,380
-------------------------------------------------------------------------------------------------------------------------------
                               Northumberland County, PA (Country Careers and Arts Center),
                               6.65%, 2020                                                                255,000       261,357
-------------------------------------------------------------------------------------------------------------------------------
                               Pennsylvania Convention Center Rev., 6.75%, 2019                           250,000       255,958
-------------------------------------------------------------------------------------------------------------------------------
                               Pennsylvania Industrial Development Authority, Economic Development,
                               AMBAC, 7%, 2007                                                            300,000       321,063
-------------------------------------------------------------------------------------------------------------------------------
                               Philadelphia, PA, Industrial Development Authority, FSA, 5.125%, 2026    1,000,000     1,044,530
-------------------------------------------------------------------------------------------------------------------------------
                               Philadelphia, PA, Industrial Development Authority, FSA, 5.25%, 2030       750,000       779,625
-------------------------------------------------------------------------------------------------------------------------------
                               Philadelphia, PA, Industrial Development Authority, MBIA, 5.35%, 2012      500,000       530,180
-------------------------------------------------------------------------------------------------------------------------------
                               Puerto Rico Public Finance Corp., RITES, AMBAC, 7.839%, 2013+(+)           500,000       620,180
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $4,447,273
-------------------------------------------------------------------------------------------------------------------------------
Student Loan Revenue - 1.4%    Pennsylvania Higher Education, Capital Acquistion Rev., MBIA,
                               5%, 2026                                                                $1,500,000    $1,546,515
-------------------------------------------------------------------------------------------------------------------------------

Tax - Other - 0.6%             Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium
                               Hotel Room), AMBAC, 5.25%, 2013                                           $500,000      $537,845
-------------------------------------------------------------------------------------------------------------------------------
                               Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024             135,000       141,473
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $679,318
-------------------------------------------------------------------------------------------------------------------------------
Tax Assessment - 0.3%          Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh
                               Mills), 5.6%, 2023                                                        $350,000      $362,709
-------------------------------------------------------------------------------------------------------------------------------

Tobacco - 0.4%                 Childrens Trust Fund, Settlement Rev., PR, 5.375%, 2033                   $335,000      $336,229
-------------------------------------------------------------------------------------------------------------------------------
                               Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021                160,000       155,275
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $491,504
-------------------------------------------------------------------------------------------------------------------------------

Transportation - Special       Allegheny County, PA, Port Authority Special Rev., MBIA,
Tax - 6.2%                     6.25%, 2009(++)                                                           $500,000      $561,930
-------------------------------------------------------------------------------------------------------------------------------
                               Commonwealth of Puerto Rico Highway & Transportation Authority, "Y",
                               5.5%, 2036                                                               1,020,000     1,108,189
-------------------------------------------------------------------------------------------------------------------------------
                               Commonwealth of Puerto Rico Highway & Transportation Authority, ROLS,
                               MBIA, 8.633%, 2020+(+)                                                   1,500,000     1,957,440
-------------------------------------------------------------------------------------------------------------------------------
                               Pennsylvania Turnpike Commission, 5.5%, 2015                               250,000       273,373
-------------------------------------------------------------------------------------------------------------------------------
                               Pennsylvania Turnpike Commission, MBIA, 5%, 2024                         1,775,000     1,853,473
-------------------------------------------------------------------------------------------------------------------------------
                               Southeastern Pennsylvania Transportation Authority, Special Rev.,
                               FGIC, 5.25%, 2013                                                          500,000       537,170
-------------------------------------------------------------------------------------------------------------------------------
                               Southeastern Pennsylvania Transportation Authority, Special Rev.,
                               FGIC, 5.375%, 2017                                                         500,000       530,785
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $6,822,360
-------------------------------------------------------------------------------------------------------------------------------
Universities -
Colleges - 9.7%                Allegheny County, PA, (Chatham College), 5.95%, 2032                      $335,000      $353,974
-------------------------------------------------------------------------------------------------------------------------------
                               Cumberland County, PA, Municipal Authority (Dickinson College),
                               AMBAC, 5.55%, 2017                                                         535,000       577,977
-------------------------------------------------------------------------------------------------------------------------------
                               Lycoming County, PA, (College of Technology), AMBAC, 5.25%, 2032           750,000       781,875
-------------------------------------------------------------------------------------------------------------------------------
                               Pennsylvania Higher Educational Facilities Authority Rev. (Clarion
                               University Foundation), XLCA, 5%, 2023                                   1,000,000     1,045,950
-------------------------------------------------------------------------------------------------------------------------------
                               Pennsylvania Higher Educational Facilities Authority Rev. (Drexel
                               University), 5.2%, 2032                                                    500,000       519,955
-------------------------------------------------------------------------------------------------------------------------------
                               Pennsylvania Higher Educational Facilities Authority Rev. (Drexel
                               University), MBIA, 5%, 2028                                                750,000       779,460
-------------------------------------------------------------------------------------------------------------------------------
                               Pennsylvania Higher Educational Facilities Authority Rev. (Indepedent
                               Colleges & University), FGIC, 5%, 2024                                   1,000,000     1,045,970
-------------------------------------------------------------------------------------------------------------------------------
                               Pennsylvania Higher Educational Facilities Authority Rev. (Marywood
                               University), MBIA, 5.5%, 2010(++)                                          300,000       331,341
-------------------------------------------------------------------------------------------------------------------------------
                               Pennsylvania Higher Educational Facilities Authority Rev. (Mercyhurst
                               College), "B", 5%, 2023                                                    500,000       499,985
-------------------------------------------------------------------------------------------------------------------------------
                               Pennsylvania Higher Educational Facilities Authority Rev. (Widener
                               University), 5.375%, 2029                                                  300,000       312,270
-------------------------------------------------------------------------------------------------------------------------------
                               Pennsylvania Higher Educational Facilities Authority Rev. (Widener
                               University), 5%, 2031                                                      300,000       300,933
-------------------------------------------------------------------------------------------------------------------------------
                               Pennsylvania Public School Building Authority (Delaware County
                               College), MBIA, 5.75%, 2016                                                500,000       554,420
-------------------------------------------------------------------------------------------------------------------------------
                               Pennsylvania State University, 5%, 2029                                  1,000,000     1,032,530
-------------------------------------------------------------------------------------------------------------------------------
                               Pennsylvania State University, 5%, 2029                                  1,400,000     1,449,350
-------------------------------------------------------------------------------------------------------------------------------
                               Union County, PA, Higher Educational Facilities Financing Authority,
                               University Rev. (Bucknell University), 5.25%, 2021                       1,000,000     1,062,960
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $10,648,950
-------------------------------------------------------------------------------------------------------------------------------
Universities -                 Pennsylvania Economic Development Financing Authority (Germantown
Dormatories - 0.6%             Friends School Project), 5.35%, 2031                                      $600,000      $625,884
-------------------------------------------------------------------------------------------------------------------------------

Utilities -                    Carbon County, PA, Industrial Development Authority Rev. (Panther
Cogeneration - 0.3%            Creek Partners), 6.65%, 2010                                              $125,000      $134,359
-------------------------------------------------------------------------------------------------------------------------------
                               Pennsylvania Economic Development Financing Authority Rev., Resources
                               Recovery Rev. (Northampton Generating), 6.4%, 2009                         150,000       151,278
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $285,637
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor           Pennsylvania Economic Development Financing Authority Rev. (Reliant
Owned - 0.2%                   Energy Seward), "A", 6.75%, 2036                                          $250,000      $266,608
-------------------------------------------------------------------------------------------------------------------------------

Utilities - Municipal
Owned - 4.8%                   Guam Power Authority Rev., RITES, AMBAC, 7.577%, 2014+(+)               $2,170,000    $2,512,773
-------------------------------------------------------------------------------------------------------------------------------
                               Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), FSA,
                               5.25%, 2020                                                              1,000,000     1,073,770
-------------------------------------------------------------------------------------------------------------------------------
                               Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2016                        1,000,000     1,079,750
-------------------------------------------------------------------------------------------------------------------------------
                               Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2018                          500,000       540,630
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $5,206,923
-------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 9.4%                 Allegheny County, PA, Sewer Rev., MBIA, 5.75%, 2017                       $750,000      $833,865
-------------------------------------------------------------------------------------------------------------------------------
                               Bucks County, PA, (Suburban Water Co.), FGIC, 5.55%, 2032                1,000,000     1,057,430
-------------------------------------------------------------------------------------------------------------------------------
                               Delaware County, PA, Water Quality Control Authority, Sewer Rev.,
                               FGIC, 5%, 2018                                                             750,000       784,125
-------------------------------------------------------------------------------------------------------------------------------
                               Fairview Township, PA, Sewer Rev., FGIC, 5.05%, 2018                       750,000       788,460
-------------------------------------------------------------------------------------------------------------------------------
                               Johnstown, PA, Redevelopment Authority, Sewer Rev., "A", FSA,
                               5%, 2034                                                                 1,500,000     1,547,445
-------------------------------------------------------------------------------------------------------------------------------
                               Lancaster County, PA, Water & Sewer Authority Rev., MBIA, 5%, 2028         440,000       455,787
-------------------------------------------------------------------------------------------------------------------------------
                               Philadelphia, PA, Water Rev., MBIA, 5.5%, 2014                           1,000,000     1,029,820
-------------------------------------------------------------------------------------------------------------------------------
                               Unity Township, PA, Municipal Authority Sewer Rev., FSA, 5%, 2034        1,660,000     1,713,817
-------------------------------------------------------------------------------------------------------------------------------
                               University Area Joint Authority, Sewer rev., MBIA, 5%, 2023              1,500,000     1,556,910
-------------------------------------------------------------------------------------------------------------------------------
                               Virgin Islands Water & Power Authority Rev., ASST GTY, 5.3%, 2018          500,000       528,775
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $10,296,434
-------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $101,137,600)                                                              $105,654,203
-------------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 2.8%
-------------------------------------------------------------------------------------------------------------------------------
                               Allegheny County, PA, Hospital Development Authority Rev.
                               (Presbyterian University Hospital), "A", 2.3%, due 4/07/05              $1,355,000    $1,355,000
-------------------------------------------------------------------------------------------------------------------------------
                               Allegheny County, PA, Hospital Development Authority Rev.
                               (Presbyterian University Hospital), "B", 2.3%, due 4/07/05                 870,000       870,000
-------------------------------------------------------------------------------------------------------------------------------
                               Allegheny County, PA, Hospital Development Authority Rev.
                               (Presbyterian University Hospital), "D", 2.3%, due 4/07/05                 900,000       900,000
-------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                 $3,125,000
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $104,262,600)                                                                  $108,779,203
-------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.6%                                                                                   618,493
-------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $109,397,696
-------------------------------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS 3/31/05           MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.4%
-------------------------------------------------------------------------------------------------------------------------------
                               ISSUER                                                                  PAR AMOUNT       $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
Airport & Port
Revenue - 2.7%                 Horry County, SC, "A", FSA, 5.7%, 2027                                  $2,250,000    $2,310,163
-------------------------------------------------------------------------------------------------------------------------------
                               Richland Lexington, SC, Airport Rev. (Columbia Airport), "A", AMBAC,
                               5.7%, 2026                                                               1,000,000     1,024,849
-------------------------------------------------------------------------------------------------------------------------------
                               Richland Lexington, SC, Airport Rev. (Columbia Airport), "A", FSA,
                               5%, 2026                                                                 1,000,000     1,023,460
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $4,358,472
-------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.5%               York County, SC, Industrial Rev., Exempt Facilities Hoechst Celanese,
                               5.7%, 2024                                                                $850,000      $811,036
-------------------------------------------------------------------------------------------------------------------------------

General Obligations - General
Purpose - 6.3%                 Commonwealth of Puerto Rico, RITES, ETM, 8.112%, 2009+(+),(++)          $2,000,000    $2,401,240
-------------------------------------------------------------------------------------------------------------------------------
                               Commonwealth of Puerto Rico, RITES, ETM, 8.112%, 2009+(+),(++)           1,750,000     2,097,410
-------------------------------------------------------------------------------------------------------------------------------
                               Commonwealth of Puerto Rico, RITES, MBIA, 8.612%, 2020+(+)               2,000,000     2,434,280
-------------------------------------------------------------------------------------------------------------------------------
                               Hilton Head Island, SC, Rev., MBIA, 5.125%, 2022                         1,000,000     1,063,330
-------------------------------------------------------------------------------------------------------------------------------
                               Horry County, SC, Hospital Fee Special Obligation, 6%, 2015                915,000     1,016,364
-------------------------------------------------------------------------------------------------------------------------------
                               Richard Lexington Riverbanks, SC, Parks District, FGIC, 5.8%, 2018       1,000,000     1,096,590
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $10,109,214
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 1.3%             Beaufort County, SC, FGIC, 5.25%, 2018                                  $1,000,000    $1,060,840
-------------------------------------------------------------------------------------------------------------------------------
                               Commonwealth of Puerto Rico, RITES, FSA, 9.137%, 2016+(+)                  850,000     1,043,834
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,104,674
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 10.6%                Anderson County, SC, School District, "B", 5.5%, 2018                   $1,465,000    $1,592,426
-------------------------------------------------------------------------------------------------------------------------------
                               Beaufort County, SC, School District, "B", 5.625%, 2009(++)              2,000,000     2,184,360
-------------------------------------------------------------------------------------------------------------------------------
                               Berkeley County, SC, School District, 5%, 2008(++)                       2,000,000     2,153,720
-------------------------------------------------------------------------------------------------------------------------------
                               Chesterfield County, SC, School District, FSA, 5%, 2023                  3,000,000     3,127,830
-------------------------------------------------------------------------------------------------------------------------------
                               Darlington County, SC, School District, FSA, 5%, 2027                    2,770,000     2,895,370
-------------------------------------------------------------------------------------------------------------------------------
                               Orangeburg County, SC, Consolidated School District, FSA, 5.25%, 2020    1,065,000     1,143,927
-------------------------------------------------------------------------------------------------------------------------------
                               Orangeburg County, SC, Consolidated School District, FSA, 5.375%, 2022   2,050,000     2,219,125
-------------------------------------------------------------------------------------------------------------------------------
                               Richland County, SC, School District, 5.1%, 2021                         1,750,000     1,840,895
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $17,157,653
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -           Charleston County, SC, Hospital Facilities Rev. (Medical Society
Hospitals - 19.5%              Health), MBIA, ETM, 5%, 2022(++)                                        $2,450,000    $2,465,754
-------------------------------------------------------------------------------------------------------------------------------
                               Florence County, SC, Hospital Rev. (McLeod Regional Medical Center),
                               "A", 5%, 2031                                                            2,000,000     2,056,640
-------------------------------------------------------------------------------------------------------------------------------
                               Florence County, SC, Hospital Rev. (McLeod Regional Medical Center),
                               "A", FSA, 5.25%, 2034                                                    2,000,000     2,091,780
-------------------------------------------------------------------------------------------------------------------------------
                               Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 2020     3,400,000     3,970,010
-------------------------------------------------------------------------------------------------------------------------------
                               Greenwood County, SC, Hospital Facilities Rev. (Self Memorial
                               Hospital), 5.5%, 2021                                                    1,000,000     1,035,810
-------------------------------------------------------------------------------------------------------------------------------
                               Lexington County, SC, Health Services District, Inc., 5.5%, 2032           250,000       262,365
-------------------------------------------------------------------------------------------------------------------------------
                               Lexington County, SC, Health Services District, Inc., 5.5%, 2037           250,000       261,803
-------------------------------------------------------------------------------------------------------------------------------
                               Lexington County, SC, Health Services District, Inc., Hospital Rev.,
                               Refunding & Improvement, 5.5%, 2032                                      1,000,000     1,045,110
-------------------------------------------------------------------------------------------------------------------------------
                               Lexington County, SC, Health Services District, Inc., Hospital Rev.,
                               Refunding & Improvement, FSA, 5.125%, 2021                               1,500,000     1,571,280
-------------------------------------------------------------------------------------------------------------------------------
                               South Carolina Jobs & Economic Development Authority, Hospital
                               Facilities Rev. (Anderson Area Medical Center, Inc.), MBIA,
                               5.25%, 2015                                                              1,750,000     1,817,130
-------------------------------------------------------------------------------------------------------------------------------
                               South Carolina Jobs & Economic Development Authority, Hospital
                               Facilities Rev. (Georgetown Memorial Hospital), ASST GTY, 5.25%, 2021    1,500,000     1,572,975
-------------------------------------------------------------------------------------------------------------------------------
                               South Carolina Jobs & Economic Development Authority, Hospital
                               Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031                    750,000       804,158
-------------------------------------------------------------------------------------------------------------------------------
                               South Carolina Jobs & Economic Development Authority (Bon Secours
                               Health Systems, Inc.), "A", 5.625%, 2030                                 1,250,000     1,283,750
-------------------------------------------------------------------------------------------------------------------------------
                               South Carolina Jobs & Economic Development Authority, Hospital
                               Facilities Rev. (Georgetown Memorial Hospital), AMBAC, 5%, 2023          1,000,000     1,026,360
-------------------------------------------------------------------------------------------------------------------------------
                               South Carolina Jobs & Economic Development Authority, Hospital
                               Facilties Rev. (Georgetown Memorial Hospital), AMBAC, 6%, 2014           1,000,000     1,115,530
-------------------------------------------------------------------------------------------------------------------------------
                               South Carolina Medical University, Hospital Facilities Rev, "A",
                               MBIA, 5%, 2031                                                           3,100,000     3,167,239
-------------------------------------------------------------------------------------------------------------------------------
                               Spartanburg County, SC, Health Service Rev., AMBAC, 5.3%, 2020           2,500,000     2,558,325
-------------------------------------------------------------------------------------------------------------------------------
                               Spartanburg County, SC, Health Service Rev., AMBAC, 5.3%, 2025           1,000,000     1,023,250
-------------------------------------------------------------------------------------------------------------------------------
                               Spartanburg County, SC, Health Service Rev., FSA, 5.25%, 2032            2,250,000     2,345,175
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $31,474,444
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long
Term Care - 1.2%               Greenville County, SC, Hospital Rev. (Chestnut Hill) "A", 8%, 2015      $1,505,000    $1,497,761
-------------------------------------------------------------------------------------------------------------------------------
                               South Carolina Jobs & Economic Development Authority, Residential
                               Care Facilities (Episcopal Home), "A", 6.375%, 2032                        400,000       408,196
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,905,957
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -           Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina
Other - 1.0%                   Eastman Co.), ETM, 6.75%, 2017(++)                                      $1,000,000    $1,238,790
-------------------------------------------------------------------------------------------------------------------------------
                               Virgin Islands Public Finance Authority, Refinery Facilities Rev.
                               (Hovensa Refinery), 5.875%, 2022                                           385,000       408,100
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,646,890
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -           Darlington County, SC, Industrial Development Rev. (Sonoco Products
Paper - 2.0%                   Co.), 6.125%, 2025                                                      $1,500,000    $1,539,765
-------------------------------------------------------------------------------------------------------------------------------
                               Florence County, SC, Industrial Development Rev. (Stone Container
                               Corp.), 7.375%, 2007                                                       225,000       225,585
-------------------------------------------------------------------------------------------------------------------------------
                               Georgetown County, SC, Environmental Improvement Rev., International
                               Paper, "A", 5.3%, 2028                                                     500,000       491,510
-------------------------------------------------------------------------------------------------------------------------------
                               Richland County, SC, Environmental Improvement Rev., International
                               Paper, "A", 6.1%, 2023                                                   1,000,000     1,050,780
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,307,640
-------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Entertainment &
Tourism - 1.5%                 Myrtle Beach, SC, Hospitality Fee Rev., "A", FGIC, 5%, 2036               $510,000      $525,071
-------------------------------------------------------------------------------------------------------------------------------
                               South Carolina Jobs & Economic Development Authority (Myrtle Beach
                               Convention), "B", MBIA, 5.125%, 2018                                       570,000       598,586
-------------------------------------------------------------------------------------------------------------------------------
                               South Carolina Jobs & Economic Development Authority (Myrtle Beach
                               Convention), "B", MBIA, 5.125%, 2019                                       595,000       629,361
-------------------------------------------------------------------------------------------------------------------------------
                               South Carolina Jobs & Economic Development Authority (Myrtle Beach
                               Convention), "B", MBIA, 5.125%, 2020                                       630,000       664,663
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,417,681
-------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing           South Carolina Housing, Finance & Development Authority (Hunting
Revenue - 1.5%                 Ridge Apartments), 6.75%, 2025                                          $1,000,000    $1,021,270
-------------------------------------------------------------------------------------------------------------------------------
                               South Carolina Housing, Finance & Development Authority (Runaway Bay
                               Apartments), 6.125%, 2015                                                1,300,000     1,336,608
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,357,878
-------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -        South Carolina Housing, Finance & Development Amt, "A-2", FSA,
State - 2.2%                   5.2%, 2035                                                              $1,000,000    $1,011,270
-------------------------------------------------------------------------------------------------------------------------------
                               South Carolina Housing, Finance & Development Authority Rev., "A-2",
                               FSA, 6%, 2020                                                              460,000       460,147
-------------------------------------------------------------------------------------------------------------------------------
                               South Carolina Housing, Finance & Development Authority Rev., "A-2",
                               FSA, 5.35%, 2024                                                         2,000,000     2,037,160
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,508,577
-------------------------------------------------------------------------------------------------------------------------------
State & Agency -
Other - 1.8%                   Greenville County, SC (University Center), "A", AMBAC, 5.25%, 2019      $1,000,000    $1,088,930
-------------------------------------------------------------------------------------------------------------------------------
                               Richland County, SC, Certificates of Participation, FGIC, ETM,
                               0%, 2006(++)                                                             1,160,000     1,135,164
-------------------------------------------------------------------------------------------------------------------------------
                               South Carolina Water Resources Authority Rev. (Local Government
                               Program), "A", 7.25%, 2020                                                 685,000       688,644
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,912,738
-------------------------------------------------------------------------------------------------------------------------------
State & Local Agencies - 3.9%  North Charleston, SC, Municipal Golf Course Mortgage Rev.,
                               5.5%, 2009(++)                                                          $1,000,000    $1,096,330
-------------------------------------------------------------------------------------------------------------------------------
                               Puerto Rico Public Finance Corp., 5.75%, 2007(++)                        1,000,000     1,053,830
-------------------------------------------------------------------------------------------------------------------------------
                               Puerto Rico Public Finance Corp., RITES, AMBAC, 7.839%, 2013+(+)         1,375,000     1,705,495
-------------------------------------------------------------------------------------------------------------------------------
                               Puerto Rico Public Finance Corp., RITES, AMBAC, 7.839%, 2019+(+)         1,300,000     1,655,966
-------------------------------------------------------------------------------------------------------------------------------
                               Spartanburg, SC, Public Facilities Corp. (Renaissance Park), AMBAC,
                               5.125%, 2025                                                               685,000       717,113
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $6,228,734
-------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 0.1%             Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024            $180,000      $188,631
-------------------------------------------------------------------------------------------------------------------------------

Tobacco - 0.6%                 South Carolina Tobacco Settlement Authority, 6.375%, 2028               $1,000,000    $1,015,500
-------------------------------------------------------------------------------------------------------------------------------

Transportation - Special       South Carolina Transportation Infrastructure Rev., "A", AMBAC,
Tax - 1.0%                     5%, 2023                                                                  $500,000      $520,205
-------------------------------------------------------------------------------------------------------------------------------
                               South Carolina Transportation Infrastructure Rev., "A", MBIA,
                               5.375%, 2018                                                             1,000,000     1,081,530
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,601,735
-------------------------------------------------------------------------------------------------------------------------------
Universities -                 Charleston, SC, Academic & Administrative Facilities Rev., "B", XLCA,
Colleges - 10.0%               5.125%, 2034                                                            $1,510,000    $1,573,465
-------------------------------------------------------------------------------------------------------------------------------
                               Clemson University, University Rev., AMBAC, 6.25%, 2015                  1,250,000     1,400,850
-------------------------------------------------------------------------------------------------------------------------------
                               College Charleston, SC, Higher Education Facility Rev., "A", FGIC,
                               5.25%, 2028                                                              2,435,000     2,564,347
-------------------------------------------------------------------------------------------------------------------------------
                               College of Charleston, SC, Academic & Administrative Facilities Rev.,
                               "B", XLCA, 5%, 2024                                                        800,000       833,504
-------------------------------------------------------------------------------------------------------------------------------
                               South Carolina Educational Facilities Authority (Furman University),
                               AMBAC, 5.375%, 2020                                                      1,245,000     1,347,588
-------------------------------------------------------------------------------------------------------------------------------
                               South Carolina Educational Facilities Authority (Furman University),
                               AMBAC, 5.5%, 2030                                                        2,000,000     2,146,260
-------------------------------------------------------------------------------------------------------------------------------
                               South Carolina Jobs & Economic Development Authority, Student Housing
                               Rev. (FMU Francis Marion University), "A", MBIA, 5%, 2034                1,945,000     1,995,901
-------------------------------------------------------------------------------------------------------------------------------
                               University of South Carolina, University Rev., "A", FGIC, 5.625%, 2020   1,555,000     1,689,679
-------------------------------------------------------------------------------------------------------------------------------
                               University of South Carolina, University Rev., MBIA, 5.75%, 2026           515,000       537,063
-------------------------------------------------------------------------------------------------------------------------------
                               University of South Carolina, University Rev., "A", 5%, 2034             2,000,000     2,049,300
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $16,137,957
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal          Camden, SC, Public Utility Rev., Refunding & Improvement, MBIA,
Owned - 9.6%                   5.5%, 2017                                                              $1,500,000    $1,594,365
-------------------------------------------------------------------------------------------------------------------------------
                               Easley, SC, Utility Rev., FSA, 5%, 2027                                  1,000,000     1,036,610
-------------------------------------------------------------------------------------------------------------------------------
                               Greenwood, SC, Combined Public Utility, Refunding & Improvement
                               Systems, MBIA, 5%, 2021                                                    175,000       183,895
-------------------------------------------------------------------------------------------------------------------------------
                               Orangeburg County, SC, Solid Waste Disposal Facilities Rev., Electric
                               & Gas, AMBAC, 5.7%, 2024                                                 2,000,000     2,005,860
-------------------------------------------------------------------------------------------------------------------------------
                               Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021                  2,600,000     3,195,504
-------------------------------------------------------------------------------------------------------------------------------
                               Puerto Rico Electric Power Authority Rev., "RR", XLCA, 5%, 2030            875,000       909,064
-------------------------------------------------------------------------------------------------------------------------------
                               Puerto Rico Electric Power Authority, RITES, FSA, 7.559%, 2015+(+)       1,000,000     1,121,750
-------------------------------------------------------------------------------------------------------------------------------
                               South Carolina Public Service Authority, "A", AMBAC, 5%, 2034            2,000,000     2,056,900
-------------------------------------------------------------------------------------------------------------------------------
                               South Carolina Public Service Authority, "A", MBIA, 5.5%, 2018             200,000       216,550
-------------------------------------------------------------------------------------------------------------------------------
                               South Carolina Public Service Authority, "B", AMBAC, 5.5%, 2023          1,000,000     1,039,080
-------------------------------------------------------------------------------------------------------------------------------
                               South Carolina Public Service Authority, "B", FGIC, 5.875%, 2023           500,000       522,075
-------------------------------------------------------------------------------------------------------------------------------
                               South Carolina Public Service Authority, "B", FSA, 5.125%, 2037          1,500,000     1,545,960
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $15,427,613
-------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 20.1%                Anderson County, SC, Joint Municipal Water, FSA, 5%, 2032               $1,000,000    $1,028,170
-------------------------------------------------------------------------------------------------------------------------------
                               Anderson, SC, Water & Sewer Systems Rev., FGIC, 5.125%, 2032             2,000,000     2,086,520
-------------------------------------------------------------------------------------------------------------------------------
                               Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, "B",
                               5%, 2028                                                                 1,000,000     1,026,380
-------------------------------------------------------------------------------------------------------------------------------
                               Columbia, SC, Waterworks & Sewer Systems Rev., 0%, 2006                  9,330,000     9,111,678
-------------------------------------------------------------------------------------------------------------------------------
                               Columbia, SC, Waterworks & Sewer Systems Rev., 6%, 2010(++)              2,000,000     2,240,700
-------------------------------------------------------------------------------------------------------------------------------
                               Greenville, SC, Stormwater Systems, FSA, 5%, 2022                          595,000       625,773
-------------------------------------------------------------------------------------------------------------------------------
                               Greenville, SC, Waterworks Rev., 5.5%, 2007(++)                          1,000,000     1,067,540
-------------------------------------------------------------------------------------------------------------------------------
                               Greenville, SC, Waterworks Rev., 5.25%, 2020                               860,000       925,558
-------------------------------------------------------------------------------------------------------------------------------
                               Puerto Rico Aqueduct & Sewer Authority Rev., 9%, 2005(++)                  445,000       452,027
-------------------------------------------------------------------------------------------------------------------------------
                               Rock Hill, SC, Utility Systems Rev., Refunding & Improvement, "A",
                               FSA, 5.375%, 2023                                                          500,000       539,810
-------------------------------------------------------------------------------------------------------------------------------
                               Spartanburg, SC, San Sewer District, Sewer Systems Rev., "B", MBIA,
                               5%, 2034                                                                 4,000,000     4,115,680
-------------------------------------------------------------------------------------------------------------------------------
                               Spartanburg, SC, Water & Sewer Authority Rev., "B", MBIA, 5.25%, 2030    1,000,000     1,060,520
-------------------------------------------------------------------------------------------------------------------------------
                               Spartanburg, SC, Waterworks Rev., FGIC, 6.05%, 2006(++)                  2,750,000     2,857,195
-------------------------------------------------------------------------------------------------------------------------------
                               Western Carolina Regional Sewer Authority Rev., AMBAC, 0%, 2007          4,000,000     3,782,920
-------------------------------------------------------------------------------------------------------------------------------
                               York County, SC, Water & Sewer Rev., Refunding & Capital Improvement,
                               MBIA, 5%, 2027                                                           1,490,000     1,549,540
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $32,470,011
-------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $146,548,556)                                                              $157,143,035
-------------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.8%
-------------------------------------------------------------------------------------------------------------------------------
                               Allegheny County, PA, Hospital Development Authority Rev.
                               (Presbyterian University Hospital), "A", 2.3%, due 4/07/05                $100,000      $100,000
-------------------------------------------------------------------------------------------------------------------------------
                               Allegheny County, PA, Hospital Development Authority Rev.
                               (Presbyterian University Hospital), "D", 2.3%, due 4/07/05                 700,000       700,000
-------------------------------------------------------------------------------------------------------------------------------
                               Bay Area Toll Authority, California Toll Bridge Rev., "A",
                               2.22%, due 4/07/05                                                       1,300,000     1,300,000
-------------------------------------------------------------------------------------------------------------------------------
                               Illinois Health Facilities Authority Rev. (University of Chicago
                               Hospital), 2.3%, due 4/01/05                                               600,000       600,000
-------------------------------------------------------------------------------------------------------------------------------
                               Jefferson County, AL, Sewer Rev., Warrants, "B-4", 2.3%, due 4/07/05       100,000       100,000
-------------------------------------------------------------------------------------------------------------------------------
                               Oklahoma Industries Authority, Health System Rev. (Integris Baptist
                               Medical Center), "B", 1.10%, 2.3%, due 4/01/05                             100,000       100,000
-------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                 $2,900,000
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $149,448,556)                                                                  $160,043,035
-------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.8%                                                                                 1,330,743
-------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $161,373,778
-------------------------------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS 3/31/05           MFS(R) TENNESSEE MUNICIPAL BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.6%
-------------------------------------------------------------------------------------------------------------------------------
                               ISSUER                                                                  PAR AMOUNT       $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
Airport and Port               Memphis-Shelby County, TN, Airport Authority Facilities Rev., FSA,
Revenue - 1.2%                 5.125%, 2021                                                            $1,500,000    $1,541,820
-------------------------------------------------------------------------------------------------------------------------------

General Obligations - General  Commonwealth of Puerto Rico, Unrefunded, Public Improvement, FSA,
Purpose - 5.7%                 5%, 2024                                                                  $770,000      $801,739
-------------------------------------------------------------------------------------------------------------------------------
                               Lincoln County, TN, School Improvement, FGIC, 5.8%, 2007(++)             1,000,000     1,068,110
-------------------------------------------------------------------------------------------------------------------------------
                               Lincoln County, TN, School Improvement, FGIC, 5.8%, 2007(++)             1,000,000     1,068,110
-------------------------------------------------------------------------------------------------------------------------------
                               Puerto Rico Commonwealth, 5.4%, 2006(++)                                 3,000,000     3,145,200
-------------------------------------------------------------------------------------------------------------------------------
                               Puerto Rico Public Building Authority, 5.5%, 2021                        1,000,000     1,125,370
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $7,208,529
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 4.2%             Chattanooga, TN, Public Improvement, 5%, 2021                           $2,570,000    $2,658,511
-------------------------------------------------------------------------------------------------------------------------------
                               Knoxville, TN, Recreational Facilities Improvement, 5.5%, 2008(++)         645,000       697,858
-------------------------------------------------------------------------------------------------------------------------------
                               Williamson County, TN, Public Improvement, 5%, 2018                      1,760,000     1,867,483
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $5,223,852
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 14.9%                Fayette County, TN, School District, AMBAC, 5.6%, 2008(++)              $1,215,000    $1,301,860
-------------------------------------------------------------------------------------------------------------------------------
                               Gibson County, TN, School District, MBIA, 5.75%, 2009(++)                  455,000       499,913
-------------------------------------------------------------------------------------------------------------------------------
                               Gibson County, TN, School District, MBIA, 5.75%, 2016                      190,000       209,055
-------------------------------------------------------------------------------------------------------------------------------
                               Giles County, TN, School Improvement, FGIC, 5.75%, 2010(++)              1,980,000     2,196,394
-------------------------------------------------------------------------------------------------------------------------------
                               Greene County, TN, Rural School, FGIC, 5%, 2020                          1,240,000     1,293,928
-------------------------------------------------------------------------------------------------------------------------------
                               Greene County, TN, Rural School, FGIC, 5%, 2021                          1,300,000     1,355,107
-------------------------------------------------------------------------------------------------------------------------------
                               Milan, TN, Special School District, MBIA, 5%, 2021                       1,000,000     1,041,430
-------------------------------------------------------------------------------------------------------------------------------
                               Roane County, TN, Rural School, FGIC, 5.6%, 2008(++)                       915,000       980,084
-------------------------------------------------------------------------------------------------------------------------------
                               Roane County, TN, Rural School, FGIC, 5.6%, 2008(++)                       975,000     1,044,352
-------------------------------------------------------------------------------------------------------------------------------
                               Rutherford County, TN, School & Public Improvement, 5%, 2022             1,510,000     1,579,445
-------------------------------------------------------------------------------------------------------------------------------
                               Rutherford County, TN, School District, 5.875%, 2010(++)                 1,100,000     1,230,383
-------------------------------------------------------------------------------------------------------------------------------
                               Rutherford County, TN, School Improvement, 0%, 2007(++)                  1,500,000       894,150
-------------------------------------------------------------------------------------------------------------------------------
                               Rutherford County, TN, School Improvement, 5.875%, 2010(++)              2,000,000     2,237,060
-------------------------------------------------------------------------------------------------------------------------------
                               Rutherford County, TN, School Improvement, 5%, 2011(++)                  1,000,000     1,083,780
-------------------------------------------------------------------------------------------------------------------------------
                               Williamson County, TN, Rural School, 6.125%, 2010(++)                    1,575,000     1,772,663
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $18,719,604
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -           Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital),
Hospitals - 12.4%              AMBAC, 5%, 2018                                                         $1,000,000    $1,043,630
-------------------------------------------------------------------------------------------------------------------------------
                               Johnson City, TN, Health & Education Financing Authority Rev.
                               (Johnson City Medical Center Hospital), MBIA, 5.25%, 2016                1,375,000     1,407,299
-------------------------------------------------------------------------------------------------------------------------------
                               Johnson City, TN, Health & Education Financing Authority Rev.
                               (Johnson City Medical Center Hospital), MBIA, ETM, 5%, 2018(++)          1,500,000     1,562,865
-------------------------------------------------------------------------------------------------------------------------------
                               Knox County, TN, Health Educational Housing Facilities Board,
                               Hospital Facilities Rev. (Baptist Health Systems), 6.5%, 2031              300,000       310,233
-------------------------------------------------------------------------------------------------------------------------------
                               Knox County, TN, Health, Education & Housing Facilities Board Rev.
                               (Catholic Healthcare Partners), 5.25%, 2030                              1,000,000     1,028,660
-------------------------------------------------------------------------------------------------------------------------------
                               Knox County, TN, Health, Education & Housing Facilities Board Rev.
                               (Covenent Health), FSA, 5%, 2022                                         1,000,000     1,039,590
-------------------------------------------------------------------------------------------------------------------------------
                               Knox County, TN, Health, Education & Housing Facilities Board Rev.
                               (East Tennessee Children's Hospital), 5.75%, 2033                          450,000       468,513
-------------------------------------------------------------------------------------------------------------------------------
                               Knox County, TN, Health, Education & Housing Facilities Board Rev.
                               (Fort Sanders), MBIA, 5.75%, 2014                                        3,250,000     3,681,145
-------------------------------------------------------------------------------------------------------------------------------
                               Metropolitan Government of Nashville & Davidson County, TN, Health,
                               Educational & Housing Facilities Board Rev. (Adventist Health
                               System), 5.25%, 2020                                                     1,000,000     1,028,830
-------------------------------------------------------------------------------------------------------------------------------
                               Shelby County, TN, Health Educational & Housing Facilities Board Rev.
                               (St. Judes Children's Research), 5.5%, 2020                              1,750,000     1,842,208
-------------------------------------------------------------------------------------------------------------------------------
                               Shelby County, TN, Health Educational & Housing Facilities Hospital
                               Rev., (Methodist Healthcare), 6.5%, 2012(++)                               625,000       737,875
-------------------------------------------------------------------------------------------------------------------------------
                               Shelby County, TN, Health Educational & Housing Facilities Hospital
                               Rev., (Methodist Healthcare), ETM, 6.5%, 2021(++)                          375,000       441,458
-------------------------------------------------------------------------------------------------------------------------------
                               Springfield, TN, Health & Higher Educational Facilities Hospital Rev.
                               (Northcrest Medical Center), 5.25%, 2013                                 1,000,000     1,013,810
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $15,606,116
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long      Shelby County, TN, Health Educational Rev. (Germantown Village),
Term Care - 0.6%               7.25%, 2034                                                               $500,000      $518,855
-------------------------------------------------------------------------------------------------------------------------------
                               Shelby County, TN, Nursing Home Rev. (Beverly Enterprises, Inc.),
                               7.4%, 2006(++)                                                             260,000       281,765
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $800,620
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -           Metropolitan Knoxville, TN, Airport Authority Special Purpose Rev.
Airlines - 0.1%                (Northwest Airlines), 8%, 2032                                            $150,000      $148,312
-------------------------------------------------------------------------------------------------------------------------------

Industrial Revenue -
Other - 2.5%                   Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017          $1,000,000    $1,041,010
-------------------------------------------------------------------------------------------------------------------------------
                               Humphreys County, TN, Industrial Rev. DuPont, 6.7%, 2024                 1,750,000     1,773,852
-------------------------------------------------------------------------------------------------------------------------------
                               Virgin Islands Public Finance Authority, Refinery Facilities Rev.
                               (Hovensa Refinery), 5.875%, 2022                                           320,000       339,200
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,154,062
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -           McMinn County, TN, Industrial Development Board, Pollution Control
Paper - 0.8%                   Rev. (Bowater, Inc.), 7.625%, 2016                                      $1,000,000    $1,008,840
-------------------------------------------------------------------------------------------------------------------------------

Miscellaneous Revenue -
Entertainment &
Tourism - 3.1%                 Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.125%, 2028   $2,000,000    $2,084,600
-------------------------------------------------------------------------------------------------------------------------------
                               Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.35%, 2029     1,665,000     1,781,350
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,865,950
-------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing           Chattanooga, TN, Health, Educational & Housing Facilities (Rainbow
Revenue - 3.7%                 Creek), GNMA, 6.125%, 2019                                                $445,000      $471,736
-------------------------------------------------------------------------------------------------------------------------------
                               Franklin, TN, Industrial Development Rev. (Landings Apartments), FSA,
                               6%, 2026                                                                 1,000,000     1,034,070
-------------------------------------------------------------------------------------------------------------------------------
                               Memphis, TN, Health & Educational Facilities Board Rev. (Hickory
                               Point Apartments), MBIA, 5.85%, 2020                                     1,000,000     1,039,130
-------------------------------------------------------------------------------------------------------------------------------
                               Metropolitan Government of Nashville & Davidson County, TN, Health &
                               Educational & Housing Facilities Board Rev. (Berkshire Place), GNMA,
                               6%, 2023                                                                   500,000       524,875
-------------------------------------------------------------------------------------------------------------------------------
                               Metropolitan Government of Nashville & Davidson County, TN, Health,
                               Educational & Housing Facilities Board Rev. (Herman Street), FHA,
                               7.25%, 2032                                                                495,000       495,713
-------------------------------------------------------------------------------------------------------------------------------
                               Puerto Rico Housing Finance Authority Rev., 5%, 2020                     1,000,000     1,054,010
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $4,619,534
-------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -
State - 11.8%                  Tennessee Housing Development Agency Mortgage Finance, 5.2%, 2023       $1,500,000    $1,555,305
-------------------------------------------------------------------------------------------------------------------------------
                               Tennessee Housing Development Agency Mortgage Finance, 5.35%, 2034       2,000,000     2,037,160
-------------------------------------------------------------------------------------------------------------------------------
                               Tennessee Housing Development Agency Rev., Homeownership Program,
                               5.45%, 2014                                                              2,535,000     2,602,051
-------------------------------------------------------------------------------------------------------------------------------
                               Tennessee Housing Development Agency Rev., Homeownership Program,
                               4.45%, 2017                                                                645,000       632,816
-------------------------------------------------------------------------------------------------------------------------------
                               Tennessee Housing Development Agency Rev., Homeownership Program,
                               4.45%, 2017                                                                660,000       647,143
-------------------------------------------------------------------------------------------------------------------------------
                               Tennessee Housing Development Agency Rev., Homeownership Program,
                               4.55%, 2018                                                                575,000       564,604
-------------------------------------------------------------------------------------------------------------------------------
                               Tennessee Housing Development Agency Rev., Homeownership Program,
                               4.55%, 2018                                                                690,000       677,173
-------------------------------------------------------------------------------------------------------------------------------
                               Tennessee Housing Development Agency Rev., Homeownership Program,
                               6%, 2020                                                                 1,585,000     1,626,670
-------------------------------------------------------------------------------------------------------------------------------
                               Tennessee Housing Development Agency Rev., Homeownership Program,
                               5.05%, 2027                                                                975,000       975,507
-------------------------------------------------------------------------------------------------------------------------------
                               Tennessee Housing Development Agency Rev., Homeownership Program,
                               5.25%, 2034                                                              1,500,000     1,570,635
-------------------------------------------------------------------------------------------------------------------------------
                               Tennessee Housing Development Agency Rev., Homeownership Program,
                               FSA, 5.4%, 2032                                                            855,000       862,122
-------------------------------------------------------------------------------------------------------------------------------
                               Tennessee Housing Development Agency Rev., Homeownership Program,
                               FSA, 4.15%, 2033                                                           745,000       754,454
-------------------------------------------------------------------------------------------------------------------------------
                               Tennessee Housing Development Agency Rev., Homeownership Program,
                               MBIA, 6.125%, 2020                                                         235,000       240,123
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $14,745,763
-------------------------------------------------------------------------------------------------------------------------------
State & Local Agencies - 6.7%  Chattanooga,TN, Industrial Development Board, AMBAC, 5.75%, 2018        $1,000,000    $1,102,550
-------------------------------------------------------------------------------------------------------------------------------
                               Knoxville, TN, Community Development Corp. 5%, 2024                      1,000,000     1,038,150
-------------------------------------------------------------------------------------------------------------------------------
                               Puerto Rico Public Finance Corp., 5.75%, 2007(++)                        2,000,000     2,107,660
-------------------------------------------------------------------------------------------------------------------------------
                               State of Tennessee, School Bond Authority (Higher Education
                               Facilities), FSA, 5%, 2017                                               1,000,000     1,056,000
-------------------------------------------------------------------------------------------------------------------------------
                               State of Tennessee, School Bond Authority (Higher Education
                               Facilities), FSA, 5.25%, 2029                                            3,000,000     3,153,450
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $8,457,810
-------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 0.6%             Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018           $730,000      $752,579
-------------------------------------------------------------------------------------------------------------------------------

Tobacco - 0.8%                 Guam Economic Development Authority, Tobacco Settlement, "B",
                               5.5%, 2041                                                                $350,000      $336,801
-------------------------------------------------------------------------------------------------------------------------------
                               Tobacco Settlement Financing Corp., 5%, 2031                               750,000       674,385
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,011,186
-------------------------------------------------------------------------------------------------------------------------------
Universities -                 Metropolitan Government of Nashville & Davidson County, TN, Health,
Colleges - 3.9%                Educational & Housing Facilities Board Rev. (McKendree Village,
                               Inc.), 5.125%, 2020                                                     $1,000,000    $1,028,210
-------------------------------------------------------------------------------------------------------------------------------
                               Metropolitan Government of Nashville & Davidson County, TN, Health,
                               Educational & Housing Facilities Board Rev. (Meharry Medical
                               College), AMBAC, 5%, 2024                                                3,750,000     3,878,587
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $4,906,797
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 6.4%                   Jackson, TN, Electrical Systems Rev., MBIA, 5%, 2018                    $1,000,000    $1,028,170
-------------------------------------------------------------------------------------------------------------------------------
                               Lawrenceburg, TN, Electrical Rev., MBIA, 5.5%, 2009(++)                  1,255,000     1,369,029
-------------------------------------------------------------------------------------------------------------------------------
                               Metropolitan Government of Nashville & Davidson County, TN,
                               Electrical Rev., 5.125%, 2021                                            1,500,000     1,574,040
-------------------------------------------------------------------------------------------------------------------------------
                               Metropolitan Government of Nashville & Davidson County, TN,
                               Electrical Rev., "A", AMBAC, 5%, 2029                                    1,500,000     1,550,940
-------------------------------------------------------------------------------------------------------------------------------
                               Metropolitan Government of Nashville & Davidson County, TN,
                               Electrical Rev., MBIA, 0%, 2012                                          3,305,000     2,462,688
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $7,984,867
-------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility          Hallsdale-Powell Utility District, TN, Water & Sewer Rev., "A", FGIC,
Revenue - 18.2%                5%, 2024                                                                $1,500,000    $1,562,115
-------------------------------------------------------------------------------------------------------------------------------
                               Hallsdale-Powell Utility District, TN, Water & Sewer Rev., FGIC,
                               5%, 2027                                                                 3,000,000     3,103,770
-------------------------------------------------------------------------------------------------------------------------------
                               Harpeth Valley, TN, Utilities Improvements Rev., MBIA, 5.05%, 2020       1,925,000     2,021,943
-------------------------------------------------------------------------------------------------------------------------------
                               Knox County, TN, Hallsdale-Powell Utility District, Water & Sewer
                               Rev., "B", FGIC, 5%, 2034                                                  500,000       513,580
-------------------------------------------------------------------------------------------------------------------------------
                               Madison, TN, Utility Waterworks Rev., MBIA, 5%, 2019                     2,750,000     2,845,590
-------------------------------------------------------------------------------------------------------------------------------
                               Memphis, TN, Sewage Systems Rev., 5.75%, 2016                              625,000       675,406
-------------------------------------------------------------------------------------------------------------------------------
                               Memphis, TN, Sewage Systems Rev., 5.75%, 2018                            1,145,000     1,237,344
-------------------------------------------------------------------------------------------------------------------------------
                               Memphis, TN, Sewage Systems Rev., 5.75%, 2020                              750,000       816,465
-------------------------------------------------------------------------------------------------------------------------------
                               Rutherford County, TN, Water Rev., MBIA, 5%, 2027                          770,000       803,995
-------------------------------------------------------------------------------------------------------------------------------
                               West Knox Utility District, TN, Water & Sewer Rev., MBIA, ETM,
                               0%, 2006(++)                                                             1,920,000     1,832,429
-------------------------------------------------------------------------------------------------------------------------------
                               West Knox Utility District, TN, Water & Sewer Rev., MBIA, ETM,
                               0%, 2007(++)                                                             1,920,000     1,769,856
-------------------------------------------------------------------------------------------------------------------------------
                               West Wilson Utility District, TN, Waterworks Rev., MBIA, 5.25%, 2030     2,000,000     2,116,040
-------------------------------------------------------------------------------------------------------------------------------
                               White House Utility District, TN, Water & Sewer Rev. (Robertson &
                               Sumner Counties Waterworks), FSA, 6%, 2010(++)                           1,000,000     1,118,420
-------------------------------------------------------------------------------------------------------------------------------
                               White House Utility District, TN, Water & Sewer Rev. (Robertson &
                               Sumner Counties Waterworks), FSA, 5%, 2021                                 800,000       831,872
-------------------------------------------------------------------------------------------------------------------------------
                               White House Utility District, TN, Water & Sewer Rev. (Robertson &
                               Sumner Counties Waterworks), FSA, 5%, 2032                               1,500,000     1,536,075
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $22,784,900
-------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $115,337,691)                                                              $122,541,141
-------------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.0%
-------------------------------------------------------------------------------------------------------------------------------
                               Pinellas County, FL, Health Facilities Authority Rev., Pooled
                               Hospital Loan Program, 2.3%, due 4/01/05                                  $200,000      $200,000
-------------------------------------------------------------------------------------------------------------------------------
                               Sevier County, TN, Public Building Authority, Government Public
                               Improvement, 2.31%, due 4/07/05                                            200,000       200,000
-------------------------------------------------------------------------------------------------------------------------------
                               South Blount County, TN, Utility District Rev., 2.32%, due 4/01/05         800,000       800,000
-------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                 $1,200,000
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $116,537,691)                                                                  $123,741,141
-------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.4%                                                                                 1,784,776
-------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $125,525,917
-------------------------------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS 3/31/05           MFS(R) VIRGINIA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.4%
-------------------------------------------------------------------------------------------------------------------------------
                               ISSUER                                                                  PAR AMOUNT       $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
Airport & Port                 Metropolitan Washington, DC, Airport Authority Rev., "A", FGIC,
Revenue - 7.8%                 5.125%, 2024                                                            $1,000,000    $1,030,170
-------------------------------------------------------------------------------------------------------------------------------
                               Metropolitan Washington, DC, Airport Authority Rev., "A", FGIC,
                               5%, 2025                                                                   705,000       717,683
-------------------------------------------------------------------------------------------------------------------------------
                               Metropolitan Washington, DC, Airport Authority Rev., "A", MBIA,
                               5%, 2035                                                                 3,000,000     3,014,520
-------------------------------------------------------------------------------------------------------------------------------
                               Metropolitan Washington, DC, Airport Authority Rev., "B", 5.5%, 2016     2,465,000     2,575,282
-------------------------------------------------------------------------------------------------------------------------------
                               Metropolitan Washington, DC, Airport Authority Rev., "B", 5.75%, 2020   11,000,000    11,556,710
-------------------------------------------------------------------------------------------------------------------------------
                               Norfolk, VA, Airport Authority Rev., "A", FGIC, 5.375%, 2017             1,755,000     1,899,031
-------------------------------------------------------------------------------------------------------------------------------
                               Norfolk, VA, Airport Authority Rev., "A", FGIC, 5%, 2022                 3,000,000     3,108,660
-------------------------------------------------------------------------------------------------------------------------------
                               Virginia Resources Authority, Airport Rev., "B", 5.125%, 2027              720,000       737,381
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $24,639,437
-------------------------------------------------------------------------------------------------------------------------------
General Obligations - General
Purpose - 2.0%                 Bristol, VA, MBIA, 5.3%, 2008(++)                                       $1,250,000    $1,356,725
-------------------------------------------------------------------------------------------------------------------------------
                               Lebanon, VA, 6.375%, 2006(++)                                            1,625,000     1,744,064
-------------------------------------------------------------------------------------------------------------------------------
                               Stafford County, VA, Industrial Development Authority Rev., "B",
                               MBIA, 5%, 2034                                                           3,060,000     3,163,489
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $6,264,278
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 14.4%            Chesterfield County, VA, 6%, 2010(++)                                   $1,900,000    $2,126,708
-------------------------------------------------------------------------------------------------------------------------------
                               Chesterfield County, VA, 5%, 2020                                        2,015,000     2,121,090
-------------------------------------------------------------------------------------------------------------------------------
                               Hampton, VA, Public Improvement, 6%, 2010(++)                            3,280,000     3,730,836
-------------------------------------------------------------------------------------------------------------------------------
                               Hampton, VA, Public Improvement, 6%, 2010(++)                            3,480,000     3,958,326
-------------------------------------------------------------------------------------------------------------------------------
                               Loudoun County, VA, Public Improvement, "B", 5.375%, 2010(++)            2,650,000     2,914,417
-------------------------------------------------------------------------------------------------------------------------------
                               Lynchburg, VA, Public Improvement, 5.6%, 2010(++)                        1,765,000     1,972,617
-------------------------------------------------------------------------------------------------------------------------------
                               Puerto Rico Municipal Finance Agency, RITES, FSA, 9.137%, 2016+(+)       1,105,000     1,356,984
-------------------------------------------------------------------------------------------------------------------------------
                               Puerto Rico Municipal Finance Agency, RITES, FSA, 8.129%, 2017+(+)         615,000       724,458
-------------------------------------------------------------------------------------------------------------------------------
                               Richmond, VA, 0%, 2006                                                   1,000,000       979,880
-------------------------------------------------------------------------------------------------------------------------------
                               Richmond, VA, 0%, 2006                                                   2,500,000     2,449,700
-------------------------------------------------------------------------------------------------------------------------------
                               Richmond, VA, 0%, 2008                                                   2,000,000     1,825,180
-------------------------------------------------------------------------------------------------------------------------------
                               Richmond, VA, "A", FSA, 5.125%, 2024                                     5,000,000     5,250,100
-------------------------------------------------------------------------------------------------------------------------------
                               Richmond, VA, "B", 0%, 2007                                              5,280,000     5,014,786
-------------------------------------------------------------------------------------------------------------------------------
                               Richmond, VA, "B", 0%, 2008                                              5,270,000     4,809,349
-------------------------------------------------------------------------------------------------------------------------------
                               Richmond, VA, "B", 0%, 2009                                              5,175,000     4,500,646
-------------------------------------------------------------------------------------------------------------------------------
                               Suffolk, VA, Public Improvement, 5.5%, 2020                              1,880,000     2,025,362
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $45,760,439
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 0.4%                 Harrisonburg, VA, Public Recreation Facilities, FSA, 5.75%, 2029        $1,000,000    $1,112,880
-------------------------------------------------------------------------------------------------------------------------------

Healthcare Revenue -           Albemarle County, VA, Industrial Development Authority, Hospital Rev.
Hospitals - 13.2%              (Martha Jefferson Hospital), 5.25%, 2023                                $3,000,000    $3,065,130
-------------------------------------------------------------------------------------------------------------------------------
                               Arlington County, VA, Industrial Development Authority Rev.
                               (Virginia, Hospital Center Arlington Health Systems), 5.25%, 2021        2,600,000     2,700,100
-------------------------------------------------------------------------------------------------------------------------------
                               Fredericksburg, VA, Industrial Development Rev. (Medicorp Health
                               Systems), "B", 5.125%, 2033                                                750,000       756,000
-------------------------------------------------------------------------------------------------------------------------------
                               Fredericksburg, VA, Industrial Development Rev. (Medicorp Health
                               Systems), AMBAC, 5.25%, 2023                                            11,000,000    11,486,310
-------------------------------------------------------------------------------------------------------------------------------
                               Henrico County, VA, Economic Development Authority Rev. (Bon Secours
                               Health Systems, Inc.), "A", 5.6%, 2030                                   2,000,000     2,087,940
-------------------------------------------------------------------------------------------------------------------------------
                               Henrico County, VA, Industrial Development Authority Rev. (Bon
                               Secours Health Systems, Inc.), MBIA, 6.25%, 2020                         1,500,000     1,790,130
-------------------------------------------------------------------------------------------------------------------------------
                               Loudoun County, VA, Industrial Development Authority, Hospital Rev.
                               (Loudoun Hospital Center), "A", 6.1%, 2032                               1,000,000     1,065,280
-------------------------------------------------------------------------------------------------------------------------------
                               Lynchburg, VA, Industrial Development Authority, Healthcare
                               Facilities Rev. (Central Health), 5.2%, 2008(++)                           855,000       912,182
-------------------------------------------------------------------------------------------------------------------------------
                               Lynchburg, VA, Industrial Development Authority, Healthcare
                               Facilities Rev., Unrefunded Balance (Central Health), 5.2%, 2018           145,000       152,307
-------------------------------------------------------------------------------------------------------------------------------
                               Medical College of Virginia, Hospital Authority Rev., MBIA,
                               5.125%, 2018                                                             3,000,000     3,133,380
-------------------------------------------------------------------------------------------------------------------------------
                               Peninsula Ports Authority Rev. (Whittaker Memorial), FHA, 8.7%, 2023     2,050,000     2,431,895
-------------------------------------------------------------------------------------------------------------------------------
                               Peninsula Ports Authority, VA, Health Care Rev. (Riverside Health
                               System), 5%, 2018                                                        3,580,000     3,688,510
-------------------------------------------------------------------------------------------------------------------------------
                               Prince William County, VA, Industrial Development Authority, Hospital
                               Rev. (Potomac Hospital Corp.), 5.2%, 2026                                1,000,000     1,019,440
-------------------------------------------------------------------------------------------------------------------------------
                               Roanoke, VA, Industrial Development Authority, Hospital Rev. (Roanoke
                               Memorial Hospital), "B", MBIA, 6.125%, 2017                              3,000,000     3,551,190
-------------------------------------------------------------------------------------------------------------------------------
                               Winchester, VA, Industrial Development Authority Rev. (Winchester
                               Medical Center), RIBS, AMBAC, 10.057%, 2014(+)                           3,600,000     3,899,664
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $41,739,458
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long      Henrico County, VA, Economic Development Authority, Residential Care
Term Care - 0.5%               Facilities (United Methodist Homes), "A", 6.7%, 2027                      $750,000      $785,693
-------------------------------------------------------------------------------------------------------------------------------
                               Norfolk, VA, Redevelopment & Housing Authority Rev. (First Mortgage
                               Retirement Community), "A", 6.125%, 2035                                   750,000       743,468
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,529,161
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -           Charles City County, VA, Industrial Development Authority, Solid
Environmental Services - 1.0%  Waste Disposal Facility Rev. (Waste Management, Inc.), 6.25%, 2027      $1,500,000    $1,639,920
-------------------------------------------------------------------------------------------------------------------------------
                               Henrico County, VA, Industrial Development Authority Rev. (Browning
                               Ferris, Inc.), 5.45%, 2014                                               1,750,000     1,629,915
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,269,835
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -           Loudoun County, VA, Industrial Development Authority Rev. (Dulles
Other - 1.2%                   Airport Marriot Hotel), 7.125%, 2015                                    $2,000,000    $2,024,560
-------------------------------------------------------------------------------------------------------------------------------
                               Peninsula Ports Authority, Virginia Coal (Dominion Terminal
                               Associates), 6%, 2033                                                    1,000,000     1,067,210
-------------------------------------------------------------------------------------------------------------------------------
                               Virgin Islands Public Finance Authority, Refinery Facilities Rev.
                               (Hovensa Refinery), 5.875%, 2022                                           750,000       795,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,886,770
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -           Bedford County, VA, Industrial Development Authority Rev. (Nekooska
Paper - 3.4%                   Packaging Corp.), 5.6%, 2025                                            $1,000,000      $985,370
-------------------------------------------------------------------------------------------------------------------------------
                               Hopewell, VA, Industrial Development Authority, Resources Recovery
                               Rev. (Stone Container Corp.), 8.25%, 2016                                1,250,000     1,256,850
-------------------------------------------------------------------------------------------------------------------------------
                               Isle Wight County, VA, Industrial Development Authority, Solid Waste
                               Disposal Facilities Rev. (Union Camp Corp.), 6.55%, 2024                 4,000,000     4,050,200
-------------------------------------------------------------------------------------------------------------------------------
                               Isle Wight County, VA, Industrial Development Authority, Solid Waste
                               Disposal Facilities Rev. (Union Camp Corp.), 6.1%, 2027                  2,750,000     2,828,485
-------------------------------------------------------------------------------------------------------------------------------
                               West Point, VA, Industrial Development Authority, Solid Waste
                               Disposal Rev. (Chesapeake Corp.), "A", 6.375%, 2019                      1,750,000     1,762,303
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $10,883,208
-------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing           Alexandria, VA, Redevelopment & Housing Finance Authority Rev.
Revenue - 4.4%                 (Jefferson Village Apartments), "B", 9%, 2018                           $3,675,000    $3,652,766
-------------------------------------------------------------------------------------------------------------------------------
                               Arlington County, VA, Industrial Development Authority Rev. (Colonial
                               Village), FNMA, 5.15%, 2031                                              3,000,000     3,077,220
-------------------------------------------------------------------------------------------------------------------------------
                               Virginia Housing Development Authority Rev., "B", 5.95%, 2016            1,905,000     1,970,322
-------------------------------------------------------------------------------------------------------------------------------
                               Virginia Housing Development Authority Rev., "G", 5.625%, 2020           2,000,000     2,070,980
-------------------------------------------------------------------------------------------------------------------------------
                               Virginia Housing Development Authority Rev., "I", 5.15%, 2017            3,000,000     3,065,490
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $13,836,778
-------------------------------------------------------------------------------------------------------------------------------
Parking - 0.5%                 Norfolk, VA, Parking Systems Rev., MBIA, 5%, 2020                       $1,630,000    $1,702,339
-------------------------------------------------------------------------------------------------------------------------------

Single Family Housing -
State - 0.6%                   Virginia State Housing Development Authority, "A", 5%, 2031             $2,000,000    $2,019,600
-------------------------------------------------------------------------------------------------------------------------------

State & Agency -
Other - 1.6%                   Fairfax County, VA, Certificates of Participation, 6.1%, 2017           $3,090,000    $3,541,140
-------------------------------------------------------------------------------------------------------------------------------
                               Virginia Biotechnology Research Park Lease Rev. (Consolidated
                               Laboratories), 5%, 2021                                                  1,500,000     1,570,155
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $5,111,295
-------------------------------------------------------------------------------------------------------------------------------
State & Local
Agencies - 21.1%               Blue Ridge, VA, Regional Jail Authority, MBIA, 5.2%, 2021               $1,830,000    $1,925,252
-------------------------------------------------------------------------------------------------------------------------------
                               Caroline County, VA, Industrial Development Authority, Lease Rev.,
                               AMBAC, 5.125%, 2034                                                      1,000,000     1,042,740
-------------------------------------------------------------------------------------------------------------------------------
                               Chesapeake, VA, Industrial Development Authority (Chesapeake Court
                               House), MBIA, 6.25%, 2011                                                3,985,000     4,327,072
-------------------------------------------------------------------------------------------------------------------------------
                               Chesapeake, VA, Industrial Development Authority (Chesapeake Court
                               House), MBIA, 5.25%, 2017                                                2,000,000     2,125,900
-------------------------------------------------------------------------------------------------------------------------------
                               Chesterfield County, VA, Industrial Development Authority, Public
                               Facilities Lease Rev., 7.5%, 2008                                        1,450,000     1,453,190
-------------------------------------------------------------------------------------------------------------------------------
                               Dinwiddie County, VA, Industrial Development Authority Lease Rev.,
                               "B", MBIA, 5%, 2030                                                      2,500,000     2,586,675
-------------------------------------------------------------------------------------------------------------------------------
                               Fairfax County, VA, Economic Development Authority (Vienna II
                               Metrorail), 6%, 2017                                                     1,750,000     1,971,725
-------------------------------------------------------------------------------------------------------------------------------
                               Fairfax County, VA, Economic Development Authority Rev. (U.S. Route
                               28), MBIA, 5%, 2029                                                      1,000,000     1,036,630
-------------------------------------------------------------------------------------------------------------------------------
                               Fairfax County, VA, Economic Development Authority, Parking Rev.
                               (Vienna II Metrorail), 6%, 2016                                          1,650,000     1,860,524
-------------------------------------------------------------------------------------------------------------------------------
                               Fairfax County, VA, Redevelopment & Housing Authority Rev. (Mott &
                               Gum Springs Community Centers), 5.5%, 2017                               2,225,000     2,287,656
-------------------------------------------------------------------------------------------------------------------------------
                               Front Royal & Warren County, VA, Industrial Development Authority
                               Lease Rev., School & Capital Improvement, "B", FSA, 5%, 2035             2,875,000     2,952,481
-------------------------------------------------------------------------------------------------------------------------------
                               Henrico County, VA, Industrial Development Authority, Public Lease
                               Rev., 6.5%, 2005(++)                                                     5,000,000     5,166,850
-------------------------------------------------------------------------------------------------------------------------------
                               King George County, VA, Industrial Development Authority Lease Rev.,
                               FSA, 5%, 2036                                                            2,000,000     2,057,840
-------------------------------------------------------------------------------------------------------------------------------
                               Middlesex County, VA, Industrial Development Authority Rev., AMBAC,
                               5.125%, 2027                                                             1,000,000     1,055,390
-------------------------------------------------------------------------------------------------------------------------------
                               Middlesex County, VA, Industrial Development Authority Rev., AMBAC,
                               5.25%, 2032                                                              2,000,000     2,114,700
-------------------------------------------------------------------------------------------------------------------------------
                               Montgomery County, VA, Industrial Development, "B", AMBAC, 6%, 2017      1,000,000     1,133,380
-------------------------------------------------------------------------------------------------------------------------------
                               Montgomery County, VA, Industrial Development, "C", AMBAC, 6%, 2017      1,120,000     1,269,386
-------------------------------------------------------------------------------------------------------------------------------
                               New River Valley, VA, Regional Jail Authority, MBIA, 5.125%, 2019        3,405,000     3,620,979
-------------------------------------------------------------------------------------------------------------------------------
                               Orange County, VA, Industrial Development Authority (Orange County
                               Project), AMBAC, 5%, 2034                                                1,000,000     1,032,340
-------------------------------------------------------------------------------------------------------------------------------
                               Pamunkey, VA, Regional Jail Authority, MBIA, 5.75%, 2006(++)             2,230,000     2,358,180
-------------------------------------------------------------------------------------------------------------------------------
                               Pamunkey, VA, Regional Jail Authority, MBIA, 5.75%, 2006(++)               270,000       285,520
-------------------------------------------------------------------------------------------------------------------------------
                               Powhatan County, VA, Economic Development Authority Lease Rev.
                               (Virginia Capital Projects), AMBAC, 5.25%, 2033                          1,000,000     1,056,460
-------------------------------------------------------------------------------------------------------------------------------
                               Prince William County, VA, Lease Partnerships, 5%, 2021                  1,500,000     1,567,755
-------------------------------------------------------------------------------------------------------------------------------
                               Puerto Rico Public Finance Corp., RITES, AMBAC, 7.839%, 2013+(+)         2,000,000     2,480,720
-------------------------------------------------------------------------------------------------------------------------------
                               Puerto Rico Public Finance Corp., RITES, AMBAC, 7.839%, 2016+(+)           500,000       634,000
-------------------------------------------------------------------------------------------------------------------------------
                               Richmond, VA, Public Facilities, Certificates of Participation
                               (Megahertz Project), "A", AMBAC, 5%, 2022                                1,600,000     1,666,720
-------------------------------------------------------------------------------------------------------------------------------
                               Southwest Virginia Regional Jail Authority Rev., MBIA, 5%, 2035          1,720,000     1,771,067
-------------------------------------------------------------------------------------------------------------------------------
                               Virginia College Building Authority (21st Century College Program),
                               6%, 2009(++)                                                             2,000,000     2,225,220
-------------------------------------------------------------------------------------------------------------------------------
                               Virginia Public Building Authority Rev., "B", MBIA, 0%, 2007             3,750,000     3,481,088
-------------------------------------------------------------------------------------------------------------------------------
                               Virginia Resources Authority Rev., "B", FSA, 5.5%, 2019                  1,070,000     1,161,496
-------------------------------------------------------------------------------------------------------------------------------
                               Virginia Resources Authority Rev., ROLS, 7.589%, 2021+(+)                1,390,000     1,534,921
-------------------------------------------------------------------------------------------------------------------------------
                               Virginia Resources Authority Rev., ROLS, 7.589%, 2023+(+)                1,520,000     1,658,442
-------------------------------------------------------------------------------------------------------------------------------
                               Virginia Resources Authority Rev., ROLS, 7.589%, 2033+(+)                2,510,000     2,673,250
-------------------------------------------------------------------------------------------------------------------------------
                               Virginia Resources Authority, Infrastructure Rev., "A", 5%, 2017         1,360,000     1,428,150
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $67,003,699
-------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.6%             Greater Richmond Convention Center Authority, Hotel Tax Rev.
                               (Convention Center Expansion), 6.125%, 2020                             $3,500,000    $3,992,380
-------------------------------------------------------------------------------------------------------------------------------
                               Territory of Virgin Islands, Public Finance Authority Rev., "A",
                               5.625%, 2025                                                             1,000,000     1,050,120
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $5,042,500
-------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.3%                 Childrens Trust Fund, Settlement Rev., PR, 5.375%, 2033                   $470,000      $471,725
-------------------------------------------------------------------------------------------------------------------------------
                               Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021                605,000       587,134
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,058,859
-------------------------------------------------------------------------------------------------------------------------------
Toll Roads - 1.7%              Chesapeake Bay, Bridge & Tunnel Commission, Virginia District Rev.,
                               FGIC, 0%, 2005                                                          $4,535,000    $4,509,468
-------------------------------------------------------------------------------------------------------------------------------
                               Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2013                   1,500,000       912,465
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $5,421,933
-------------------------------------------------------------------------------------------------------------------------------
Transportation - Special       Commonwealth of Puerto Rico, Highway & Transportation Authority Rev.,
Tax - 2.2%                     "J", MBIA, 5%, 2029                                                     $1,210,000    $1,263,615
-------------------------------------------------------------------------------------------------------------------------------
                               Virginia Transportation Board Rev. (U.S. Route 58), "B",
                               5.125%, 2006(++)                                                         4,000,000     4,146,440
-------------------------------------------------------------------------------------------------------------------------------
                               Virginia Commonwealth Board Program (Oak Grove Connector), "A",
                               5.25%, 2022                                                              1,500,000     1,551,015
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $6,961,070
-------------------------------------------------------------------------------------------------------------------------------
Universities -                 Danville, VA, Industrial Development Authority, Educational
Colleges - 2.1%                Facilities Rev. (Averett University), 6%, 2022                            $500,000      $513,030
-------------------------------------------------------------------------------------------------------------------------------
                               Loudoun County, VA, Industrial Development Authority, University
                               Facilities Rev. (George Washington University), 6.25%, 2012              2,710,000     2,723,848
-------------------------------------------------------------------------------------------------------------------------------
                               Virginia College Building Authority, Educational Facilities Rev.
                               (Washington & Lee University), MBIA, 5.25%, 2031                         1,000,000     1,120,140
-------------------------------------------------------------------------------------------------------------------------------
                               Virginia College Building Authority, Educational Facilities Rev.
                               (Hampton University), 6%, 2020                                           1,000,000     1,119,010
-------------------------------------------------------------------------------------------------------------------------------
                               Virginia College Building Authority, Educational Facilities Rev.
                               (Regent University), MBIA, 5.125%, 2031                                  1,000,000     1,035,970
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $6,511,998
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor           Chesapeake, VA, Industrial Development Authority Rev. (VEPCO),
Owned - 2.2%                   5.25%, 2008                                                               $750,000      $766,920
-------------------------------------------------------------------------------------------------------------------------------
                               Halifax County, VA, Industrial Development Authority (Old Dominion
                               Electric Cooperative), AMBAC, 5.625%, 2028                               3,000,000     3,213,570
-------------------------------------------------------------------------------------------------------------------------------
                               Mecklenburg County, VA, Industrial Development Authority Rev. (UAE
                               Mecklenburg, LP), 6.5%, 2017                                               700,000       774,431
-------------------------------------------------------------------------------------------------------------------------------
                               Pittsylvania County, VA, Industrial Development Authority Rev.
                               (Multi-trade of Pittsylvania), 7.5%, 2014                                2,000,000     2,064,400
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $6,819,321
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 4.3%                   Bristol VA, Utility Systems Rev., FSA, ETM, 5.75%, 2016(++)               $240,000      $278,282
-------------------------------------------------------------------------------------------------------------------------------
                               Guam Power Authority Rev., RITES, AMBAC, 7.577%, 2015+(+)                1,010,000     1,164,308
-------------------------------------------------------------------------------------------------------------------------------
                               Puerto Rico Electric Power Authority Rev., RITES, FSA,
                               8.612%, 2017+(+)                                                         2,500,000     3,123,100
-------------------------------------------------------------------------------------------------------------------------------
                               Puerto Rico Electric Power Authority Rev., RITES, FSA,
                               8.362%, 2019+(+)                                                         1,270,000     1,524,940
-------------------------------------------------------------------------------------------------------------------------------
                               Puerto Rico Electric Power Authority Rev., RITES, FSA,
                               7.712%, 2020+(+)                                                         1,250,000     1,475,000
-------------------------------------------------------------------------------------------------------------------------------
                               Richmond, VA, Public Utilities Rev., FSA, 5%, 2033                       5,000,000     5,129,600
-------------------------------------------------------------------------------------------------------------------------------
                               Richmond, VA, Public Utilities Rev., FSA, 5%, 2035                       1,000,000     1,036,730
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $13,731,960
-------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 10.9%                Fairfax County, VA, Water Authority Rev., 5%, 2012(++)                    $790,000      $820,178
-------------------------------------------------------------------------------------------------------------------------------
                               Fairfax County, VA, Water Authority Rev., 5%, 2026                       1,000,000     1,045,660
-------------------------------------------------------------------------------------------------------------------------------
                               Fairfax County, VA, Water Authority Rev., 5%, 2027                       3,210,000     3,332,622
-------------------------------------------------------------------------------------------------------------------------------
                               Fairfax County, VA, Water Authority Rev., 5%, 2027                       1,000,000     1,043,390
-------------------------------------------------------------------------------------------------------------------------------
                               Fairfax County, VA, Water Authority Rev., 5%, 2032                       2,000,000     2,056,980
-------------------------------------------------------------------------------------------------------------------------------
                               Fairfax County, VA, Water Authority Rev., "A", 5%, 2030                  5,000,000     5,199,350
-------------------------------------------------------------------------------------------------------------------------------
                               Hanover County, VA, Water & Sewer Systems Rev., MBIA, 5.25%, 2026        2,000,000     2,078,240
-------------------------------------------------------------------------------------------------------------------------------
                               Prince William County, VA, Water & Sewer Rev., FGIC, 5.5%, 2009(++)      2,000,000     2,166,880
-------------------------------------------------------------------------------------------------------------------------------
                               Puerto Rico Aqueduct & Sewer Authority Rev., 9%, 2005(++)                2,455,000     2,493,764
-------------------------------------------------------------------------------------------------------------------------------
                               Puerto Rico Aqueduct & Sewer Authority Rev., ETM, 10.25%, 2009(++)         235,000       275,740
-------------------------------------------------------------------------------------------------------------------------------
                               Spotsylvania County, VA, Water & Sewer Rev., FSA, 5%, 2022               1,450,000     1,509,073
-------------------------------------------------------------------------------------------------------------------------------
                               Virginia Beach, VA, Storm Water Utilities Rev., 6%, 2020                 1,000,000     1,128,830
-------------------------------------------------------------------------------------------------------------------------------
                               Virginia Resources Authority Sewer Systems Rev. (Hopewell Regional
                               Wastewater), 5.75%, 2021                                                 1,335,000     1,469,555
-------------------------------------------------------------------------------------------------------------------------------
                               Virginia Resources Authority, Clean Water Rev., 6%, 2017                 2,750,000     3,094,988
-------------------------------------------------------------------------------------------------------------------------------
                               Virginia Resources Authority, Clean Water Rev., 5.4%, 2018               1,135,000     1,234,755
-------------------------------------------------------------------------------------------------------------------------------
                               Virginia Resources Authority, Infrastructure Rev., "A", MBIA, 5.5%,
                               2019                                                                     1,600,000     1,740,784
-------------------------------------------------------------------------------------------------------------------------------
                               Virginia Resources Authority, Infrastructure Rev., "A", MBIA, 5.5%,
                               2020                                                                     1,690,000     1,834,884
-------------------------------------------------------------------------------------------------------------------------------
                               Virginia State Resources Authority, Water & Sewer Systems Rev.
                               (Tuckahoe Creek Project), 5%, 2035                                       2,015,000     2,079,923
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $34,605,596
-------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $290,810,220)                                                              $308,912,414
-------------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 2.8%
-------------------------------------------------------------------------------------------------------------------------------
                               Allegheny County, PA, Hospital Development Authority Rev.
                               (Presbyterian University Hospital), "A", 2.3%, due 4/07/05                $100,000      $100,000
-------------------------------------------------------------------------------------------------------------------------------
                               Allegheny County, PA, Hospital Development Authority Rev.
                               (Presbyterian University Hospital), "B", 2.3%, due 4/07/05                 100,000       100,000
-------------------------------------------------------------------------------------------------------------------------------
                               Bay Area Toll Authority, California Toll Bridge Rev., "A",
                               2.22%, due 4/07/05                                                       1,500,000     1,500,000
-------------------------------------------------------------------------------------------------------------------------------
                               Bell County, TX, Health Facilities Development Corp. Rev. (Scott &
                               White Memorial Hospital), "B-1", 2.3%, due 4/01/05                       6,100,000     6,100,000
-------------------------------------------------------------------------------------------------------------------------------
                               Illinois Development Finance Authority Rev. (Jewish Federation of
                               Metropolitan Chicago), 2.3%, due 4/01/05                                   800,000       800,000
-------------------------------------------------------------------------------------------------------------------------------
                               Sevier County, TN, Public Building Authority, 2.31%, due 4/07/05           100,000       100,000
-------------------------------------------------------------------------------------------------------------------------------
                               West Baton Rouge Parish, LA, Industrial District (Dow Chemical Co.),
                               "B", 2.4%, due 4/01/05                                                     100,000       100,000
-------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                 $8,800,000
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $299,610,220)                                                                  $317,712,414
-------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.2)%                                                                                (681,959
-------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $317,030,455
-------------------------------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS 3/31/05           MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 95.8%
-------------------------------------------------------------------------------------------------------------------------------
                               ISSUER                                                                  PAR AMOUNT       $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
General Obligations - General
Purpose - 21.3%                Charleston, WV, Public Improvements, 7.2%, 2009                         $1,140,000    $1,311,251
-------------------------------------------------------------------------------------------------------------------------------
                               Commonwealth of Puerto Rico, Public Improvement, 5.25%, 2023             1,500,000     1,587,210
-------------------------------------------------------------------------------------------------------------------------------
                               Commonwealth of Puerto Rico, Public Improvement Rev., "A", 5%, 2034      2,000,000     2,038,400
-------------------------------------------------------------------------------------------------------------------------------
                               Commonwealth of Puerto Rico, Public Improvement, RITES, MBIA,
                               8.612%, 2019+(+)                                                         3,000,000     3,651,420
-------------------------------------------------------------------------------------------------------------------------------
                               Puerto Rico Public Buildings Authority Rev. (State Office Building),
                               "F", XLCA, 5.25%, 2025                                                   2,000,000     2,266,620
-------------------------------------------------------------------------------------------------------------------------------
                               Puerto Rico Public Buildings Authority Rev., "B", 5.25%, 2007(++)        3,115,000     3,324,671
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia State, Highway Improvements, FGIC, 5.625%, 2019            2,000,000     2,188,740
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia State, Public Improvements, FGIC, 5%, 2021                 4,000,000     4,141,640
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia State, Sewer Improvements, FGIC, 5.5%, 2017                2,565,000     2,764,890
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia State, Water Utility Improvements, FGIC, 5.25%, 2026       8,000,000     8,370,080
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $31,644,922
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 1.7%             Brooke County, WV, Board of Education, FGIC, 5%, 2016                   $1,390,000    $1,462,711
-------------------------------------------------------------------------------------------------------------------------------
                               Puerto Rico, Municipal Finance Agency, RITES, FSA, 8.129%, 2017+(+)        900,000     1,060,182
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,522,893
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 5.3%                 Jefferson County, WV, Board of Education, FGIC, ETM, 6.85%, 2009(++)    $1,680,000    $1,921,870
-------------------------------------------------------------------------------------------------------------------------------
                               Monongalia County, WV, Board of Education, MBIA, 5%, 2027                2,350,000     2,438,454
-------------------------------------------------------------------------------------------------------------------------------
                               Monongalia County, WV, Board of Education, MBIA, 5%, 2033                3,000,000     3,088,440
-------------------------------------------------------------------------------------------------------------------------------
                               Monongalia County, WV, Board of Education, MBIA, ETM, 7%, 2005(++)         500,000       500,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $7,948,764
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -           Kanawha County, WV, Building Commission Rev. (St. Francis Hospital),
Hospitals - 4.7%               ETM, 7.5%, 2007(++)                                                        $85,000       $91,170
-------------------------------------------------------------------------------------------------------------------------------
                               Ohio County, WV, County Commission Health System Rev. (Ohio Valley
                               Medical Center), 5.75%, 2013                                               750,000       701,677
-------------------------------------------------------------------------------------------------------------------------------
                               Randolph County, WV, Community Health Systems Rev. (Davis Health
                               Systems, Inc.), FSA, 5.2%, 2021                                          1,000,000     1,064,670
-------------------------------------------------------------------------------------------------------------------------------
                               Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton
                               Hospital Medical Center), 6.375%, 2031                                     600,000       594,996
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia Hospital Finance Authority, Hospital Rev. (Charleston
                               Area Medical Center), ETM, 6.5%, 2023(++)                                2,000,000     2,440,820
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia Hospital Finance Authority, Hospital Rev. (Fairmont
                               General Hospital), 6.625%, 2019                                            300,000       300,123
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia Hospital Finance Authority, Hospital Rev. (General
                               Division Medical Office Building), 7.25%, 2014                           1,770,000     1,792,798
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $6,986,254
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long      Harrison County, WV, Building Commission Rev. (Maplewood Retirement),
Term Care - 2.0%               AMBAC, 5.25%, 2021                                                      $2,625,000    $2,743,072
-------------------------------------------------------------------------------------------------------------------------------
                               Monongalia County, WV, Health Facilities Rev. (Beverly Enterprises,
                               Inc.), 5.875%, 2007                                                        270,000       270,548
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,013,620
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -           Virgin Islands Public Finance Authority, Refinery Facilities Rev.
Other - 0.2%                   (Hovensa Refinery), 5.875%, 2022                                          $350,000      $371,000
-------------------------------------------------------------------------------------------------------------------------------

Industrial Revenue -           Braxton County, WV, Solid Waste Disposal Rev. (Weyerhaeuser Co.),
Paper - 1.4%                   6.5%, 2025                                                              $2,000,000    $2,077,640
-------------------------------------------------------------------------------------------------------------------------------

Multi-Family Housing
Revenue - 0.7%                 Huntington, WV, Housing Corp. Rev., FNMA, 7.5%, 2024                      $800,000      $799,936
-------------------------------------------------------------------------------------------------------------------------------
                               Webster County, WV, Housing Development Rev. (Circlebrook), FHA,
                               6.35%, 2008                                                                185,000       185,764
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $985,700
-------------------------------------------------------------------------------------------------------------------------------
Parking - 0.9%                 West Virginia Economic Development Authority, Auto Lease Rev.
                               (Capitol Parking Garage), AMBAC, 5.8%, 2020                             $1,260,000    $1,390,347
-------------------------------------------------------------------------------------------------------------------------------

Single Family Housing -
Local - 0.9%                   Charlestown, WV, Residential Mortgage Rev., 6.2%, 2011                    $195,000      $195,577
-------------------------------------------------------------------------------------------------------------------------------
                               Kanawha County, WV, 0%, 2014(++)                                         1,920,000     1,172,986
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,368,563
-------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -        Puerto Rico Housing Finance Authority, Home Mortgage Rev., Mortgage
State - 1.8%                   Backed Securities, "A", 4.75%, 2023                                       $695,000      $699,740
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia State, Housing Development Fund Rev., 5.25%, 2018          1,000,000     1,010,590
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia State, Housing Development Fund Rev., 5.3%, 2023           1,000,000     1,008,130
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,718,460
-------------------------------------------------------------------------------------------------------------------------------
State & Agency -
Other - 1.7%                   West Virginia, Higher Education Facilities Rev., "B", FGIC, 5%, 2034    $2,500,000    $2,572,925
-------------------------------------------------------------------------------------------------------------------------------

State & Local                  Huntington, WV, Municipal Development Authority, Rev., MBIA, 5.1%,
Agencies - 20.1%               2018                                                                    $1,740,000    $1,820,545
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia Building Commission, "A", RITES, AMBAC, 7.781%, 2018+(+)   4,520,000     5,539,441
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia Building Commission, "B", RITES, AMBAC, 7.781%, 2018+(+)   1,250,000     1,531,925
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia Building Commission, Lease Rev., MBIA, ETM, 0%, 2007(++)   3,150,000     2,944,903
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia Building Commission, Lease Rev., MBIA, ETM, 0%, 2008(++)   3,050,000     2,751,985
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia Building Commission, Lease Rev., MBIA, ETM, 0%, 2009(++)   1,000,000       865,390
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia Economic Development Authority (Correctional Juvenile &
                               Public), 5%, 2020                                                        1,000,000     1,040,510
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia Economic Development Authority (Correctional Juvenile &
                               Public), MBIA, 5.5%, 2013                                                1,000,000     1,116,550
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia Economic Development Authority (Correctional Juvenile &
                               Public), MBIA, 5%, 2026                                                  2,100,000     2,170,896
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia Economic Development Authority State Office Building,
                               "B", MBIA, 5.25%, 2030                                                   1,355,000     1,425,663
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia Economic Development Authority, Auto Lease Rev.,
                               5.2%, 2033                                                               1,000,000     1,021,190
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia Economic Development Authority, Department of
                               Enviromental Protection, 5.5%, 2022                                      2,000,000     2,188,080
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia Economic Development Authority, Lease Rev. (State
                               Office Building), "B", MBIA, 5.25%, 2025                                   645,000       683,416
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia Hospital Finance Authority, Hospital Rev. (Veterans
                               Nursing Home), 5.5%, 2034                                                1,000,000     1,010,790
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia Hospital Finance Authority, Hospital Rev. (West
                               Virginia University Hospital), AMBAC, 5%, 2018                           1,000,000     1,028,160
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia School Building Authority, Miscellaneous Tax Rev., FSA,
                               5.25%, 2021                                                              2,550,000     2,713,863
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $29,853,307
-------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 0.3%             Territory of Virgin Islands, Public Finance Authority Rev., "A",
                               5.625%, 2025                                                              $500,000      $525,060
-------------------------------------------------------------------------------------------------------------------------------

Tobacco - 0.5%                 Childrens Trust Fund, Settlement Rev., PR, 5.375%, 2033                   $700,000      $702,569
-------------------------------------------------------------------------------------------------------------------------------
Toll Roads - 4.8%              West Virginia Parkways, Economic Development & Tourism Authority,
                               Rev., FGIC, ETM, 0%, 2007(++)                                           $2,000,000    $1,869,780
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia Parkways, Economic Development & Tourism Authority,
                               Rev., FGIC, ETM, 0%, 2005(++)                                            2,250,000     2,237,175
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia Parkways, Economic Development & Tourism Authority,
                               Rev., FGIC, ETM, 0%, 2006(++)                                            2,500,000     2,416,825
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia Parkways, Economic Development & Tourism Authority,
                               Rev., FGIC, ETM, 0%, 2008(++)                                              610,000       550,397
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $7,074,177
-------------------------------------------------------------------------------------------------------------------------------
Transportation - Special       Commonwealth of Puerto Rico, Highway & Transportation Authority Rev.,
Tax - 1.3%                     "J", MBIA, 5%, 2029                                                     $1,820,000    $1,900,644
-------------------------------------------------------------------------------------------------------------------------------

Universities -                 Commonwealth of Puerto Rico, Industrial Tourist Education (University
Colleges - 17.9%               Plaza), MBIA, 5%, 2021                                                  $1,270,000    $1,328,801
-------------------------------------------------------------------------------------------------------------------------------
                               Fairmont State College, West Virginia, College Rev., "A", FGIC,
                               5%, 2032                                                                 2,000,000     2,044,220
-------------------------------------------------------------------------------------------------------------------------------
                               Fairmont State College, West Virginia, College Rev., FGIC,
                               5.25%, 2022                                                              5,130,000     5,465,605
-------------------------------------------------------------------------------------------------------------------------------
                               Fairmont State College, West Virginia, College Rev., FGIC,
                               5.375%, 2027                                                             1,500,000     1,608,435
-------------------------------------------------------------------------------------------------------------------------------
                               Fairmont State College, West Virginia, College Rev., FGIC, 5%, 2032      2,250,000     2,312,032
-------------------------------------------------------------------------------------------------------------------------------
                               State of West Virginia, Department of Higher Education (Marshall
                               University), FGIC, 5.25%, 2019                                           1,680,000     1,785,655
-------------------------------------------------------------------------------------------------------------------------------
                               State of West Virginia, Department of Higher Education (Student Union
                               James C. Wilson College), 5.125%, 2022                                   1,500,000     1,576,095
-------------------------------------------------------------------------------------------------------------------------------
                               State of West Virginia, Department of Higher Education, "B", FGIC,
                               5%, 2029                                                                 1,000,000     1,032,890
-------------------------------------------------------------------------------------------------------------------------------
                               State of West Virginia, Department of Higher Education, MBIA,
                               5%, 2010                                                                 1,345,000     1,441,705
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia University, Dormatory Rev., AMBAC, 5%, 2007(++)            2,000,000     2,122,420
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia University, University Systems Rev. (Marshall
                               University), FGIC, 6%, 2020                                              2,705,000     3,040,122
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia University, University Systems Rev. (West Virginia
                               University), MBIA, 5.5%, 2020                                            1,700,000     1,925,692
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia, West Virginia University Improvement Rev., "C", FGIC,
                               5%, 2028                                                                 1,000,000     1,029,700
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $26,713,372
-------------------------------------------------------------------------------------------------------------------------------
Universities -
Dormatories - 0.4%             West Liberty State College, Capital Improvement, 6%, 2028                 $500,000      $527,975
-------------------------------------------------------------------------------------------------------------------------------

Utilities - Investor           Mason County, WV, Pollution Control Rev. (Appalachian Power Co.),
Owned - 0.5%                   5.5%, 2022                                                                $750,000      $765,562
-------------------------------------------------------------------------------------------------------------------------------

Water & Sewer Utility
Revenue - 7.4%                 Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 2022                         $200,000      $222,434
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia Water Development Authority Rev., AMBAC, 6.25%, 2020       1,000,000     1,119,990
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia Water Development Authority Rev., AMBAC, 5.25%, 2023       1,000,000     1,067,400
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia Water Development Authority Rev., AMBAC, 5%, 2026          2,850,000     2,959,754
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia Water Development Authority Rev., ETM, 7.1%, 2009(++)        130,000       142,219
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia Water Development Authority Rev., FSA, 5.25%, 2035         2,000,000     2,058,740
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia Water Development Authority, Infrastructure Rev., "A",
                               AMBAC, 5%, 2033                                                          1,950,000     2,004,893
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia Water Development Authority, Infrastructure Rev., FSA,
                               5.5%, 2018                                                                 390,000       421,964
-------------------------------------------------------------------------------------------------------------------------------
                               West Virginia Water Development Authority, Infrastructure Rev., FSA,
                               5.5%, 2019                                                                 895,000       965,598
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $10,962,992
-------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $133,795,461)                                                              $142,626,746
-------------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.1%
-------------------------------------------------------------------------------------------------------------------------------
                               Bay Area Toll Authority, California Toll Bridge Rev., "A",
                               2.22%, due 4/07/05                                                        $800,000      $800,000
-------------------------------------------------------------------------------------------------------------------------------
                               California Health Facilities Financing Authority Rev. (Adventist
                               Hospital), "B", 2.28%, due 4/01/05                                         100,000       100,000
-------------------------------------------------------------------------------------------------------------------------------
                               Missouri Development Finance, Board of Cultural Facilities Rev.
                               (Nelson Gallery), "B", 2.3%, due 4/01/05                                   200,000       200,000
-------------------------------------------------------------------------------------------------------------------------------
                               New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
                               2.25%, due 4/01/05                                                         100,000       100,000
-------------------------------------------------------------------------------------------------------------------------------
                               New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
                               2.28%, due 4/01/05                                                         100,000       100,000
-------------------------------------------------------------------------------------------------------------------------------
                               Sevier County, TN, Public Building Authority, Government Public
                               Improvement, 2.31%, due 4/07/05                                            300,000       300,000
-------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                 $1,600,000
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $135,395,461)                                                                  $144,226,746
-------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 3.1%                                                                                 4,566,404
-------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $148,793,150
-------------------------------------------------------------------------------------------------------------------------------

Portfolio Footnotes:
   + Restricted security.
 (+) Inverse floating rate security.
(++) Refunded bond.
  ** Interest received was less than stated coupon rate.
  ## SEC Rule 144A restriction.

The following abbreviations are used in the Portfolio of Investments and are defined:

ETM         --                Escrowed to Maturity

Insurers:                                                    Inverse Floaters:
AMBAC       -- AMBAC Indemnity Corp.                         RIBS    -- Residual Interest Bonds
ASST GTY    -- Asset Guaranty Insurance Co.                  RITES   -- Residual Interest Tax-Exempt Security
CONNIE LEE  -- Connie Lee Insurance Co.                      ROLS    -- Residual Option Longs
FGIC        -- Financial Guaranty Insurance Co.
FHA         -- Federal Housing Administration
FNMA        -- Federal National Mortgage Assn.
FSA         -- Financial Security Assurance, Inc.
GNMA        -- Government National Mortgage Assn.
LOC         -- Letter of Credit
MBIA        -- Municipal Bond Investors Corp.
XLCA        -- XL Capital Insurance Co.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

                                                                     MISSISSIPPI        NEW YORK  NORTH CAROLINA    PENNSYLVANIA
At 3/31/05                                                                  FUND            FUND            FUND            FUND
ASSETS

Investments -

  Identified cost                                                    $86,267,076    $164,473,041    $325,663,533    $104,262,600
--------------------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation)                               4,287,040      12,336,430      22,288,678       4,516,603
--------------------------------------------------------------------------------------------------------------------------------
Total investments, at value                                          $90,554,116    $176,809,471    $347,952,211    $108,779,203
--------------------------------------------------------------------------------------------------------------------------------
Cash                                                                       6,403          75,723          65,883          35,682
--------------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                          156,101       1,535,242              --       1,247,173
--------------------------------------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                           50,879         243,887         266,177          65,301
--------------------------------------------------------------------------------------------------------------------------------
Interest receivable                                                    1,289,149       2,709,593       5,457,325       1,658,384
--------------------------------------------------------------------------------------------------------------------------------
Receivable from investment adviser                                            --              --              --          37,707
--------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on interest rate swaps                            90,165         123,339         121,069         144,155
--------------------------------------------------------------------------------------------------------------------------------
Other assets                                                                 504             969           2,823             264
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         $92,147,317    $181,498,224    $353,865,488    $111,967,869
--------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                                   $171,281        $233,139        $436,497        $134,627
--------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                        518,635              --              --       2,167,165
--------------------------------------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                       258,081         242,208         246,904         145,712
--------------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on interest rate swaps                             7,637           6,988          31,188          13,594
--------------------------------------------------------------------------------------------------------------------------------
Payable to affiliates -

  Management fee                                                             749           1,483           2,894             895
--------------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                             12,234          21,292          19,702          12,610
--------------------------------------------------------------------------------------------------------------------------------
  Distribution and service fee                                               723           2,366           4,676          12,735
--------------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                          34              67             158              49
--------------------------------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                    60,086          71,550         101,158          82,786
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     $1,029,460        $579,093        $843,177      $2,570,173
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                           $91,117,857    $180,919,131    $353,022,311    $109,397,696
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                      $87,500,297    $168,331,011    $331,013,769    $105,520,002
--------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments                  4,369,568      12,452,781      22,378,559       4,647,164
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments                     (606,173)        715,267         259,691        (521,854)
--------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income            (145,835)       (579,928)       (629,708)       (247,616)
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                           $91,117,857    $180,919,131    $353,022,311    $109,397,696
--------------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

                                                                     MISSISSIPPI        NEW YORK  NORTH CAROLINA    PENNSYLVANIA
                                                                            FUND            FUND            FUND            FUND
Shares of beneficial interest outstanding

Class A                                                                8,101,268      11,136,583      23,338,351       6,680,817
--------------------------------------------------------------------------------------------------------------------------------
Class B                                                                1,173,720       3,135,959       3,361,084       4,065,877
--------------------------------------------------------------------------------------------------------------------------------
Class C                                                                       --       1,748,275       2,745,295              --
--------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding                        9,274,988      16,020,817      29,444,730      10,746,694
--------------------------------------------------------------------------------------------------------------------------------

Net assets

Class A                                                              $79,574,101    $125,861,203    $279,874,640     $67,942,451
--------------------------------------------------------------------------------------------------------------------------------
Class B                                                               11,543,756      35,328,324      40,250,997      41,455,245
--------------------------------------------------------------------------------------------------------------------------------
Class C                                                                       --      19,729,604      32,896,674              --
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                     $91,117,857    $180,919,131    $353,022,311    $109,397,696
--------------------------------------------------------------------------------------------------------------------------------

Class A shares

Net asset value per share
(net assets/shares of beneficial interest outstanding)                     $9.82          $11.30          $11.99          $10.17
--------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/95.25 of net asset value per share)         $10.31          $11.86          $12.59          $10.68
--------------------------------------------------------------------------------------------------------------------------------

Class B shares

Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                     $9.84          $11.27          $11.98          $10.20
--------------------------------------------------------------------------------------------------------------------------------

Class C shares

Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                       $--          $11.29          $11.98             $--
--------------------------------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced.

A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Statement of Assets and Liabilities - continued

                                                                  SOUTH CAROLINA       TENNESSEE        VIRGINIA   WEST VIRGINIA
At 3/31/05                                                                  FUND            FUND            FUND            FUND
ASSETS

Investments -

  Identified cost                                                   $149,448,556    $116,537,691    $299,610,220    $135,395,461
--------------------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation)                              10,594,479       7,203,450      18,102,194       8,831,285
--------------------------------------------------------------------------------------------------------------------------------
Total investments, at value                                         $160,043,035    $123,741,141    $317,712,414    $144,226,746
--------------------------------------------------------------------------------------------------------------------------------
Cash                                                                       3,223          78,843          68,763          85,901
--------------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                               --         314,366         838,898       2,240,157
--------------------------------------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                          180,312          65,544         129,097         114,232
--------------------------------------------------------------------------------------------------------------------------------
Interest receivable                                                    2,405,146       1,842,050       4,761,972       2,450,854
--------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on interest rate swaps                            61,198          23,812         114,431         115,248
--------------------------------------------------------------------------------------------------------------------------------
Other assets                                                               1,168             837           2,694             961
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                        $162,694,082    $126,066,593    $323,628,269    $149,234,099
--------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                                   $198,680        $209,708        $512,197        $170,481
--------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                        907,611              --       5,014,520              --
--------------------------------------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                        99,785         202,100         722,780         163,123
--------------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on interest rate swaps                             6,988          35,808         229,495           6,987
--------------------------------------------------------------------------------------------------------------------------------
Payable to affiliates -

  Management fee                                                           1,322           1,030           2,600           1,218
--------------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                             18,861          13,326          32,346          17,143
--------------------------------------------------------------------------------------------------------------------------------
  Distribution and service fee                                             2,093           1,571           3,599           1,678
--------------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                          60              46             141              55
--------------------------------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                    84,904          77,087          80,136          80,264
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     $1,320,304        $540,676      $6,597,814        $440,949
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                          $161,373,778    $125,525,917    $317,030,455    $148,793,150
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                     $151,955,124    $118,502,621    $300,996,280    $140,768,426
--------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments                 10,648,689       7,191,454      17,987,130       8,939,546
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments                   (1,125,985)        117,367      (1,090,321)       (578,600)
--------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income            (104,050)       (285,525)       (862,634)       (336,222)
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                          $161,373,778    $125,525,917    $317,030,455    $148,793,150
--------------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

                                                                  SOUTH CAROLINA       TENNESSEE        VIRGINIA   WEST VIRGINIA
At 3/31/05                                                                  FUND            FUND            FUND            FUND
Shares of beneficial interest outstanding

Class A                                                               10,541,560       9,787,631      24,754,359      11,606,388
--------------------------------------------------------------------------------------------------------------------------------
Class B                                                                2,511,402       1,932,786       1,705,825       1,237,930
--------------------------------------------------------------------------------------------------------------------------------
Class C                                                                       --              --       1,059,940              --
--------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding                       13,052,962      11,720,417      27,520,124      12,844,318
--------------------------------------------------------------------------------------------------------------------------------

Net assets

Class A                                                             $130,341,583    $104,837,222    $285,185,022    $134,458,704
--------------------------------------------------------------------------------------------------------------------------------
Class B                                                               31,032,195      20,688,695      19,637,046      14,334,446
--------------------------------------------------------------------------------------------------------------------------------
Class C                                                                       --              --      12,208,387              --
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $161,373,778    $125,525,917    $317,030,455    $148,793,150
--------------------------------------------------------------------------------------------------------------------------------

Class A shares

Net asset value per share
(net assets/shares of beneficial interest outstanding)                    $12.36          $10.71          $11.52          $11.58
--------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/95.25 of net asset value per share)         $12.98          $11.24          $12.09          $12.16
--------------------------------------------------------------------------------------------------------------------------------

Class B shares

Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                    $12.36          $10.70          $11.51          $11.58
--------------------------------------------------------------------------------------------------------------------------------

Class C shares

Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                       $--             $--          $11.52             $--
--------------------------------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

                                                                  MISSISSIPPI         NEW YORK   NORTH CAROLINA     PENNSYLVANIA
                                                                         FUND             FUND             FUND             FUND

For year ended 3/31/05

NET INVESTMENT INCOME

Interest                                                           $4,874,779       $9,773,657      $19,154,417       $5,525,842
--------------------------------------------------------------------------------------------------------------------------------
Expenses -

Management fee                                                       $507,830       $1,022,390       $2,012,638         $616,390
--------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                  4,049            6,633           12,576            6,165
--------------------------------------------------------------------------------------------------------------------------------
Shareholder servicing costs                                           114,597          237,790          411,873          142,708
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class A)                                     --          318,311        1,009,796           68,295
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class B)                                 94,947          380,292          443,632          379,348
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class C)                                     --          205,175          330,103               --
--------------------------------------------------------------------------------------------------------------------------------
Administrative fee                                                      7,341           14,737           29,062            8,935
--------------------------------------------------------------------------------------------------------------------------------
Custodian fee                                                          34,864           66,067          127,120           42,637
--------------------------------------------------------------------------------------------------------------------------------
Printing                                                                9,152           20,105           24,235           14,400
--------------------------------------------------------------------------------------------------------------------------------
Postage                                                                 3,352            6,278           11,988            6,445
--------------------------------------------------------------------------------------------------------------------------------
Auditing fees                                                          43,536           44,649           44,031           44,623
--------------------------------------------------------------------------------------------------------------------------------
Legal fees                                                              6,029            5,536            9,496           13,320
--------------------------------------------------------------------------------------------------------------------------------
Miscellaneous                                                          36,988           52,169           77,950           47,697
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                       $862,685       $2,380,132       $4,544,500       $1,390,963
--------------------------------------------------------------------------------------------------------------------------------
Fees paid indirectly                                                   (2,582)          (4,179)          (8,211)          (2,928)
--------------------------------------------------------------------------------------------------------------------------------
Reduction of expenses by investment adviser                          (231,359)        (465,497)        (916,395)        (381,310)
--------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                         $628,744       $1,910,456       $3,619,894       $1,006,725
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                              $4,246,035       $7,863,201      $15,534,523       $4,519,117
--------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)-

Investment transactions                                              $(32,553)      $1,852,400       $3,053,372       $1,216,279
--------------------------------------------------------------------------------------------------------------------------------
Swap transactions                                                    (567,226)        (547,082)        (751,757)        (700,849)
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                             $(599,779)      $1,305,318       $2,301,615         $515,430
--------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -

Investments                                                       $(1,835,568)     $(6,032,524)    $(11,948,822)     $(3,146,738)
--------------------------------------------------------------------------------------------------------------------------------
Swap transactions                                                     544,515          827,262        1,040,296          717,113
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                         $(1,291,053)     $(5,205,262)    $(10,908,526)     $(2,429,625)
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments            $(1,890,832)     $(3,899,944)     $(8,606,911)     $(1,914,195)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $2,355,203       $3,963,257       $6,927,612       $2,604,922
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statement of Operations - continued

                                                               SOUTH CAROLINA        TENNESSEE         VIRGINIA    WEST VIRGINIA
                                                                         FUND             FUND             FUND             FUND

For year ended 3/31/05

NET INVESTMENT INCOME

Interest                                                           $8,878,676       $6,675,857      $17,770,397       $7,959,252
--------------------------------------------------------------------------------------------------------------------------------
Expenses -

Management fee                                                       $906,745         $725,770       $1,782,820         $834,680
--------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                  7,144            6,403           12,450            7,103
--------------------------------------------------------------------------------------------------------------------------------
Shareholder servicing costs                                           195,440          152,569          390,544          179,711
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class A)                                459,159          384,015        1,015,188          476,346
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class B)                                334,572          222,175          216,663          156,489
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class C)                                     --               --          124,010               --
--------------------------------------------------------------------------------------------------------------------------------
Administrative fee                                                     13,085           10,495           25,753           12,040
--------------------------------------------------------------------------------------------------------------------------------
Custodian fee                                                          58,331           50,564          109,855           56,699
--------------------------------------------------------------------------------------------------------------------------------
Printing                                                               11,657           10,277           20,579           15,080
--------------------------------------------------------------------------------------------------------------------------------
Postage                                                                 5,405            5,572           10,907            3,554
--------------------------------------------------------------------------------------------------------------------------------
Auditing fees                                                          43,961           44,629           44,697           44,637
--------------------------------------------------------------------------------------------------------------------------------
Legal fees                                                              7,275            9,328            8,494            7,122
--------------------------------------------------------------------------------------------------------------------------------
Miscellaneous                                                          55,114           47,305           39,676           45,201
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                     $2,097,888       $1,669,102       $3,801,636       $1,838,662
--------------------------------------------------------------------------------------------------------------------------------
Fees paid indirectly                                                   (3,491)          (3,237)          (5,969)          (3,471)
--------------------------------------------------------------------------------------------------------------------------------
Reduction of expenses by investment adviser                          (413,517)        (330,563)        (812,366)        (380,133)
--------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                       $1,680,880       $1,335,302       $2,983,301       $1,455,058
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                              $7,197,796       $5,340,555      $14,787,096       $6,504,194
--------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Realized gain (loss) (identified cost basis)-

Investment transactions                                            $1,252,790         $772,415       $3,059,445         $580,887
--------------------------------------------------------------------------------------------------------------------------------
Swap transactions                                                    (322,543)         235,473          239,414         (657,821)
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                              $930,247       $1,007,888       $3,298,859         $(76,934)
--------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -

Investments                                                       $(4,889,297)     $(3,485,491)     $(9,861,614)     $(3,724,012)
--------------------------------------------------------------------------------------------------------------------------------
Swap transactions                                                     477,333          147,334          436,890          494,565
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                         $(4,411,964)     $(3,338,157)     $(9,424,724)     $(3,229,447)
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments            $(3,481,717)     $(2,330,269)     $(6,125,865)     $(3,306,381)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $3,716,079       $3,010,286       $8,661,231       $3,197,813
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                        MISSISSIPPI       NEW YORK NORTH CAROLINA   PENNSYLVANIA
                                                                               FUND           FUND           FUND           FUND
For year ended 3/31/05

CHANGE IN NET ASSETS

OPERATIONS

Net investment income                                                    $4,246,035     $7,863,201    $15,534,523     $4,519,117
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                    (599,779)     1,305,318      2,301,615        515,430
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                (1,291,053)    (5,205,262)   (10,908,526)    (2,429,625)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                     $2,355,203     $3,963,257     $6,927,612     $2,604,922
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

  Class A                                                               $(3,800,669)   $(5,659,906)  $(12,575,689)   $(2,936,106)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                  (488,047)    (1,405,511)    (1,644,629)    (1,545,007)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                                        --       (758,214)    (1,223,511)            --
--------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments

  Class A                                                                        --             --       (936,801)            --
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                        --             --       (140,671)            --
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                                        --             --       (107,103)            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                            $(4,288,716)   $(7,823,631)  $(16,628,404)   $(4,481,113)
--------------------------------------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS

Net proceeds from sale of shares                                         $9,045,267    $14,263,800    $20,817,725    $11,805,847
--------------------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in reinvestment
of distributions                                                          2,261,536      5,273,314     11,824,254      3,083,455
--------------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                                               (13,939,448)   (29,817,855)   (60,722,788)   (27,178,617)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                       $(2,632,645)  $(10,280,741)  $(28,080,809)  $(12,289,315)
--------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                                 $41         $2,441             $1            $21
--------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                              $(4,566,117)  $(14,138,674)  $(37,781,600)  $(14,165,485)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                   95,683,974    195,057,805    390,803,911    123,563,181
--------------------------------------------------------------------------------------------------------------------------------
At end of period                                                        $91,117,857   $180,919,131   $353,022,311   $109,397,696
--------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income
included in net assets at end of period                                   $(145,835)     $(579,928)     $(629,708)     $(247,616)
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statement of Changes in Net Assets - continued
                                                                     SOUTH CAROLINA      TENNESSEE       VIRGINIA  WEST VIRGINIA
                                                                               FUND           FUND           FUND           FUND
For year ended 3/31/05

CHANGE IN NET ASSETS

OPERATIONS

Net investment income                                                    $7,197,796     $5,340,555    $14,787,096     $6,504,194
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                     930,247      1,007,888      3,298,859        (76,934)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                (4,411,964)    (3,338,157)    (9,424,724)    (3,229,447)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                     $3,716,079     $3,010,286     $8,661,231     $3,197,813
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

  Class A                                                               $(5,900,829)   $(4,493,724)  $(13,347,276)   $(5,865,720)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                (1,287,235)      (765,363)      (855,754)      (572,534)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                                        --             --       (489,932)            --
--------------------------------------------------------------------------------------------------------------------------------

From net realized gain on investments

  Class A                                                                        --       (753,833)                           --
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                        --       (154,547)            --             --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                            $(7,188,064)   $(6,167,467)  $(14,692,962)   $(6,438,254)
--------------------------------------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS

Net proceeds from sale of shares                                        $13,511,576     $9,769,194    $20,694,470     $8,490,937
--------------------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in reinvestment
of distributions                                                          4,984,841      3,893,707      9,044,221      4,607,193
--------------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                                               (28,378,740)   (28,275,785)   (44,797,381)   (19,407,595)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                       $(9,882,323)  $(14,612,884)  $(15,058,690)   $(6,309,465)
--------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                                 $--            $--           $606            $44
--------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                             $(13,354,308)  $(17,770,065)  $(21,089,815)   $(9,549,862)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                  174,728,086    143,295,982    338,120,270    158,343,012
--------------------------------------------------------------------------------------------------------------------------------
At end of period                                                       $161,373,778   $125,525,917   $317,030,455   $148,793,150
--------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income included in net assets at end of period                            $(104,050)     $(285,525)     $(862,634)     $(336,222)
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statement of Changes in Net Assets - continued
                                                                        MISSISSIPPI       NEW YORK NORTH CAROLINA   PENNSYLVANIA
                                                                               FUND           FUND           FUND           FUND
For year ended 3/31/04

CHANGE IN NET ASSETS

OPERATIONS

Net investment income                                                    $4,536,917     $8,118,946    $16,709,421     $4,676,356
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                     250,984       (406,762)      (564,448)      (170,429)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                  (212,246)     1,101,692      2,584,639      1,295,688
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                     $4,575,655     $8,813,876    $18,729,612     $5,801,615
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

  Class A                                                               $(4,064,652)   $(5,975,204)  $(13,419,746)   $(3,030,603)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                  (520,819)    (1,566,640)    (2,043,344)    (1,629,792)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                                        --       (682,101)    (1,263,628)            --
--------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments

  Class A                                                                        --             --       (280,664)            --
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                        --             --        (49,717)            --
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                                        --             --        (31,261)            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                            $(4,585,471)   $(8,223,945)  $(17,088,360)   $(4,660,395)
--------------------------------------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS

Net proceeds from sale of shares                                        $10,655,498    $41,425,831    $37,294,299    $30,601,516
--------------------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in reinvestment
of distributions                                                          2,272,543      5,293,059     11,195,687      2,819,570
--------------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                                               (17,857,814)   (39,966,408)   (66,966,662)   (26,644,762)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                       $(4,929,773)    $6,752,482   $(18,476,676)    $6,776,324
--------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                              $(4,939,589)    $7,342,413   $(16,835,424)    $7,917,544
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                  100,623,563    187,715,392    407,639,335    115,645,637
--------------------------------------------------------------------------------------------------------------------------------
At end of period                                                        $95,683,974   $195,057,805   $390,803,911   $123,563,181
--------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income
included in net assets at end of period                                   $(136,159)     $(599,596)   $(1,147,712)     $(288,620)
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statement of Changes in Net Assets - continued

                                                                     SOUTH CAROLINA      TENNESSEE       VIRGINIA  WEST VIRGINIA
                                                                               FUND           FUND           FUND           FUND
For year ended 3/31/04

CHANGE IN NET ASSETS

OPERATIONS

Net investment income                                                    $7,294,658     $5,758,424    $15,383,364     $6,683,101
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                     (18,766)       289,274       (443,681)      (104,224)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                 1,270,567        461,119      3,861,843        808,352
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                     $8,546,459     $6,508,817    $18,801,526     $7,387,229
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

  Class A                                                               $(6,047,323)   $(4,946,524)  $(13,869,373)   $(5,969,940)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                (1,491,730)      (903,219)      (960,093)      (679,583)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                                        --             --       (522,406)            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                            $(7,539,053)   $(5,849,743)  $(15,351,872)   $(6,649,523)
--------------------------------------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS

Net proceeds from sale of shares                                        $29,350,138    $15,937,341    $20,320,016    $14,857,638
--------------------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in reinvestment
of distributions                                                          4,689,230      3,214,136      8,573,893      4,326,299
--------------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                                               (27,765,798)   (19,879,059)   (40,615,202)   (20,585,229)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                        $6,273,570      $(727,582)  $(11,721,293)   $(1,401,292)
--------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                               $7,280,976       $(68,508)   $(8,271,639)     $(663,586)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                  167,447,110    143,364,490    346,391,909    159,006,598
--------------------------------------------------------------------------------------------------------------------------------
At end of period                                                       $174,728,086   $143,295,982   $338,120,270   $158,343,012
--------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income included in net assets at end of period                             $(76,278)     $(395,581)     $(951,430)     $(394,194)
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS       FINANCIAL HIGHLIGHTS, MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand each fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operations). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

For years ended 3/31

CLASS A                                                                 2005         2004         2003         2002         2001
Net asset value, beginning of period                                  $10.02       $10.02        $9.61        $9.78        $9.37
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                               $0.46        $0.46        $0.46        $0.49        $0.50
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                 (0.19)        0.01         0.44        (0.16)        0.41
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.27        $0.47        $0.90        $0.33        $0.91
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                            $(0.47)      $(0.47)      $(0.49)      $(0.50)      $(0.50)
--------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                              $0.00+++        --           --           --           --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $9.82       $10.02       $10.02        $9.61        $9.78
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                                    2.76         4.77         9.48         3.45        10.02
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                              0.58         0.62         0.64         0.65         0.65
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                             4.70         4.61         4.70         5.05         5.28
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                        19           12           22            6           19
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                            $79,574      $82,507      $87,724      $76,004      $67,458
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7,
    2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                                            $0.44        $0.44        $0.44        $0.47        $0.48
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                              0.83         0.82         0.84         0.85         0.85
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                             4.45         4.41         4.50         4.85         5.08
--------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by less than 0.01%. Per share, ratios, and supplemental data for periods prior to
       April 1, 2001, have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS       FINANCIAL HIGHLIGHTS, MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS B                                                                 2005         2004         2003         2002         2001

Net asset value, beginning of period                                  $10.03       $10.04        $9.62        $9.79        $9.38
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                               $0.39        $0.38        $0.38        $0.42        $0.43
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                 (0.19)       (0.01)^      0.44        (0.17)        0.41
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.20        $0.37        $0.82        $0.25        $0.84
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                            $(0.39)      $(0.38)      $(0.40)      $(0.42)      $(0.43)
--------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                              $0.00+++        --           --           --           --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $9.84       $10.03       $10.04        $9.62        $9.79
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)&                                                       2.08         3.80         8.67         2.62         9.17
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                              1.35         1.44         1.47         1.45         1.43
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                             3.93         3.79         3.86         4.23         4.50
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                        19           12           22            6           19
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                            $11,544      $13,177      $12,900      $10,177      $10,986
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7,
    2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                                            $0.36        $0.36        $0.36        $0.40        $0.41
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                              1.60         1.64         1.67         1.65         1.63
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                             3.68         3.59         3.66         4.03         4.30
--------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by less than 0.01%. Per share, ratios, and supplemental data for periods prior to
       April 1, 2001, have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
     ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of the fund shares and the amount of per share realized and unrealized gains and losses at such time.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS       FINANCIAL HIGHLIGHTS, MFS(R) NEW YORK MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS A                                                             2005          2004          2003          2002          2001
Net asset value, beginning of period                              $11.53        $11.49        $10.94        $11.14        $10.58
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                           $0.51         $0.51         $0.52         $0.53         $0.55
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments             (0.24)         0.04          0.56         (0.18)         0.57
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.27         $0.55         $1.08         $0.35         $1.12
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                        $(0.50)       $(0.51)       $(0.53)       $(0.54)       $(0.55)
--------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                    --            --            --         (0.01)        (0.01)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(0.50)       $(0.51)       $(0.53)       $(0.55)       $(0.56)
--------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                          $0.00+++         --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $11.30        $11.53        $11.49        $10.94        $11.14
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                                2.45          4.90         10.05          3.16         10.75
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                          0.79          0.86          0.87          0.88          0.86
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                         4.47          4.39          4.56          4.80          5.10
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    20            13            17            18            35
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                       $125,861      $131,642      $132,843      $121,717      $125,917
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7,
    2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                                        $0.48         $0.48         $0.49         $0.51         $0.52
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                          1.04          1.06          1.07          1.08          1.06
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                         4.22          4.19          4.36          4.60          4.90
--------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by less than 0.01%. Per share, ratios, and supplemental data for periods prior to
       April 1, 2001, have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS       FINANCIAL HIGHLIGHTS, MFS(R) NEW YORK MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS B                                                                 2005         2004         2003         2002         2001

Net asset value, beginning of period                                  $11.49       $11.45       $10.93       $11.13       $10.58
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                               $0.42        $0.42        $0.43        $0.45        $0.46
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                 (0.22)        0.04         0.54        (0.19)        0.57
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.20        $0.46        $0.97        $0.26        $1.03
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                            $(0.42)      $(0.42)      $(0.45)      $(0.45)      $(0.47)
--------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                        --           --           --        (0.01)       (0.01)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.42)      $(0.42)      $(0.45)      $(0.46)      $(0.48)
--------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                              $0.00+++        --           --           --           --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $11.27       $11.49       $11.45       $10.93       $11.13
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)&                                                       1.77         4.12         8.96         2.39         9.94
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                              1.54         1.60         1.62         1.63         1.61
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                             3.70         3.62         3.80         4.05         4.33
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                        20           13           17           18           35
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                            $35,328      $41,509      $40,867      $29,903      $25,928
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7,
    2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                                            $0.39        $0.39        $0.41        $0.43        $0.44
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                              1.79         1.80         1.82         1.83         1.81
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                             3.45         3.42         3.60         3.85         4.13
--------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by less than 0.01%. Per share, ratios, and supplemental data for periods prior to
       April 1, 2001, have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS       FINANCIAL HIGHLIGHTS, MFS(R) NEW YORK MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

                                                                                Years Ended 3/31                    Period Ended
                                                                    2005         2004         2003         2002       3/31/2001*
CLASS C

Net asset value, beginning of period                              $11.51       $11.47       $10.93       $11.13           $10.91
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                           $0.42        $0.42        $0.43        $0.45            $0.14
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments             (0.22)        0.04         0.56        (0.18)            0.23
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.20        $0.46        $0.99        $0.27            $0.37
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                        $(0.42)      $(0.42)      $(0.45)      $(0.46)          $(0.14)
--------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                    --           --           --        (0.01)           (0.01)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(0.42)      $(0.42)      $(0.45)      $(0.47)          $(0.15)
--------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                          $0.00+++       $--          $--          $--              $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $11.29       $11.51       $11.47       $10.93           $11.13
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)&                                                   1.78         4.12         9.14         2.39             3.36++
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                          1.54         1.60         1.62         1.63             1.61+
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                         3.72         3.63         3.81         4.05             4.20+
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    20           13           17           18               35
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                        $19,730      $21,907      $14,005      $10,178           $8,578
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7,
    2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                                        $0.39        $0.39        $0.41        $0.43            $0.14
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                          1.79         1.80         1.82         1.83             1.81+
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                         3.47         3.43         3.61         3.85             4.00+
--------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001, have not been restated to reflect this change in presentation.
     * For the period from the inception of class C shares, December 11, 2000 through March 31, 2001.
     + Annualized.
    ++ Not Annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS A                                                             2005          2004          2003          2002          2001

Net asset value, beginning of period                              $12.30        $12.24        $11.68        $11.89        $11.35
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                           $0.53         $0.53         $0.54         $0.57         $0.58
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments             (0.27)         0.07          0.58         (0.21)         0.55
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.26         $0.60         $1.12         $0.36         $1.13
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                        $(0.53)       $(0.53)       $(0.56)       $(0.57)       $(0.58)
--------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                    --            --            --         (0.00)+++     (0.01)
--------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                              (0.04)        (0.01)           --            --            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(0.57)       $(0.54)       $(0.56)       $(0.57)       $(0.59)
--------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                          $0.00+++        $--           $--           $--           $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $11.99        $12.30        $12.24        $11.68        $11.89
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                                2.15          5.01          9.71          3.08         10.20
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                          0.85          0.92          0.91          0.92          0.91
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                         4.38          4.30          4.50          4.78          5.03
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                     9             9            20            13            27
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                       $279,875      $305,185      $316,687      $303,250      $308,447
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7,
    2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                                        $0.50         $0.50         $0.52         $0.54         $0.56
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                          1.10          1.12          1.11          1.12          1.11
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                         4.13          4.10          4.30          4.58          4.83
--------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001, have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS B                                                                 2005         2004         2003         2002         2001

Net asset value, beginning of period                                  $12.29       $12.23       $11.67       $11.89       $11.35
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                               $0.45        $0.45        $0.47        $0.48        $0.50
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                 (0.27)        0.07         0.57        (0.20)        0.55
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.18        $0.52        $1.04        $0.28        $1.05
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                            $(0.45)      $(0.45)      $(0.48)      $(0.49)      $(0.50)
--------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                        --           --           --        (0.01)       (0.01)
--------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                  (0.04)       (0.01)          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.49)      $(0.46)      $(0.48)      $(0.50)      $(0.51)
--------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                              $0.00+++       $--          $--          $--          $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $11.98       $12.29       $12.23       $11.67       $11.89
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)&                                                       1.49         4.33         9.01         2.33         9.49
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                              1.50         1.56         1.56         1.57         1.56
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                             3.72         3.64         3.85         4.07         4.37
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                         9            9           20           13           27
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                            $40,251      $50,363      $59,116      $57,534      $60,449
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7,
    2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                                            $0.42        $0.42        $0.44        $0.46        $0.48
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                              1.75         1.76         1.76         1.77         1.76
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                             3.47         3.44         3.65         3.87         4.17
--------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001, have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS C                                                                 2005         2004         2003         2002         2001

Net asset value, beginning of period                                  $12.29       $12.23       $11.67       $11.89       $11.35
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                               $0.45        $0.45        $0.46        $0.48        $0.50
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                 (0.27)        0.07         0.58        (0.20)        0.55
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.18        $0.52        $1.04        $0.28        $1.05
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                            $(0.45)      $(0.45)      $(0.48)      $(0.49)      $(0.50)
--------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                        --           --           --        (0.01)       (0.01)
--------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                  (0.04)       (0.01)          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.49)      $(0.46)      $(0.48)      $(0.50)      $(0.51)
--------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                              $0.00+++       $--          $--          $--          $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $11.98       $12.29       $12.23       $11.67       $11.89
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)&                                                       1.49         4.33         9.01         2.33         9.49
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                              1.51         1.57         1.56         1.57         1.56
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                             3.76         3.67         3.84         4.07         4.37
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                         9            9           20           13           27
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                            $32,897      $35,256      $31,836      $23,741      $19,099
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7,
    2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                                            $0.42        $0.43        $0.44        $0.46        $0.48
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                              1.76         1.77         1.76         1.77         1.76
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                             3.51         3.47         3.64         3.87         4.17
--------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001, have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS A                                                             2005          2004          2003          2002          2001

Net asset value, beginning of period                              $10.31        $10.21         $9.73         $9.85         $9.36
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                           $0.44         $0.42         $0.45         $0.48         $0.49
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments             (0.14)         0.10          0.51         (0.11)         0.49
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.30         $0.52         $0.96         $0.37         $0.98
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                        $(0.44)       $(0.42)       $(0.48)       $(0.49)       $(0.49)
--------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                    --            --            --         (0.00)+++        --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(0.44)       $(0.42)       $(0.48)       $(0.49)       $(0.49)
--------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                          $0.00+++        $--           $--           $--           $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $10.17        $10.31        $10.21         $9.73         $9.85
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                                2.97          5.12         10.12          3.85         10.85
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                          0.60          0.64          0.48          0.36          0.37
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                         4.33          4.12          4.47          4.90          5.17
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    20            24            19            19            10
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                        $67,942       $75,083       $68,705       $47,661       $33,842
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service fees and certain other fees and expenses in excess of 0.20% of average daily net assets. Prior to January 1, 2003, MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service fees such that "Other Expenses" did not exceed 0.40% annually. This arrangement was effected by MFS bearing all of the fund's "Other Expenses" during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. The investment adviser had agreed to waive 0.40% of the reimbursement fee for an indefinite period of time. This agreement terminated on December 31, 2002. In addition the investment adviser contractually waived a portion of its fee for the periods indicated. Effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over these limitations, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                                        $0.40         $0.39         $0.40         $0.43         $0.44
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                          0.94          0.94          0.96          0.89          0.93
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                         3.99          3.82          3.99          4.37          4.61
--------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001, have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS B                                                                 2005         2004         2003         2002         2001

Net asset value, beginning of period                                  $10.34       $10.24        $9.75        $9.88        $9.38
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                               $0.36        $0.34        $0.36        $0.40        $0.42
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                 (0.14)        0.10         0.53        (0.12)        0.50
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.22        $0.44        $0.89        $0.28        $0.92
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                            $(0.36)      $(0.34)      $(0.40)      $(0.41)      $(0.42)
--------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                        --           --           --        (0.00)+++       --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.36)      $(0.34)      $(0.40)      $(0.41)      $(0.42)
--------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                              $0.00+++       $--          $--          $--          $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $10.20       $10.34       $10.24        $9.75        $9.88
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)&                                                       2.19         4.38         9.21         2.86        10.06
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                              1.37         1.44         1.30         1.20         1.17
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                             3.56         3.32         3.62         4.06         4.38
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                        20           24           19           19           10
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                            $41,455      $48,480      $46,941      $28,286      $20,827
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service fees and certain other fees and expenses in excess of 0.20% of average daily net assets. Prior to January 1, 2003, MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service fees such that "Other Expenses" did not exceed 0.40% annually. This arrangement was effected by MFS bearing all of the fund's "Other Expenses" during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. The investment adviser had agreed to waive 0.40% of the reimbursement fee for an indefinite period of time. This agreement terminated on December 31, 2002. In addition the investment adviser contractually waived a portion of its fee for the periods indicated. Effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over these limitations, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                                            $0.33        $0.31        $0.32        $0.35        $0.36
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                              1.71         1.74         1.78         1.73         1.73
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                             3.22         3.02         3.14         3.53         3.82
--------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001, have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
For years ended 3/31
CLASS A                                                             2005          2004          2003          2002          2001
Net asset value, beginning of period                              $12.61        $12.53        $12.00        $12.15        $11.58
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)
Net investment income(S)                                           $0.56         $0.55         $0.58         $0.60         $0.60
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments             (0.25)         0.10          0.54         (0.16)         0.56
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.31         $0.65         $1.12         $0.44         $1.16
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                        $(0.56)       $(0.57)       $(0.59)       $(0.59)       $(0.59)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $12.36        $12.61        $12.53        $12.00        $12.15
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                                2.52          5.30          9.51          3.68         10.26
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):
Expenses##                                                          0.89          0.94          0.95          0.94          0.96
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                         4.50          4.39          4.68          4.91          5.13
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    15            16            21            10            33
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                       $130,342      $137,911      $129,844      $121,438      $120,529
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7,
    2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                                        $0.53         $0.53         $0.55         $0.57         $0.58
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                          1.14          1.14          1.15          1.14          1.16
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                         4.25          4.19          4.48          4.71          4.93
--------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.03%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001, have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
For years ended 3/31
CLASS B                                                                 2005         2004         2003         2002         2001
Net asset value, beginning of period                                  $12.60       $12.52       $11.99       $12.14       $11.58
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income (loss)(S)                                        $0.48        $0.47        $0.50        $0.52        $0.52
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                 (0.24)        0.10         0.54        (0.16)        0.55
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.24        $0.57        $1.04        $0.36        $1.07
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                            $(0.48)      $(0.49)      $(0.51)      $(0.51)      $(0.51)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $12.36       $12.60       $12.52       $11.99       $12.14
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)&                                                       1.94         4.62         8.81         3.01         9.46
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                              1.54         1.59         1.60         1.59         1.61
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(S)(S)                                      3.85         3.74         4.03         4.25         4.47
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                        15           16           21           10           33
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                            $31,032      $36,817      $37,603      $34,139      $33,302
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7,
    2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income (loss)(S)(S)                                     $0.45        $0.45        $0.47        $0.49        $0.50
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                              1.79         1.79         1.80         1.79         1.81
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(S)(S)                                      3.60         3.54         3.83         4.05         4.27
--------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.03 per share. In addition, the ratio of net investment income to average net assets increased by less than 0.03%. Per share, ratios, and supplemental data for periods prior to
       April 1, 2001, have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) TENNESSEE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS A                                                            2005          2004          2003          2002          2001
Net asset value, beginning of period                             $10.96        $10.90        $10.43        $10.58        $10.11
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                          $0.45         $0.45         $0.47         $0.49         $0.50
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments            (0.18)         0.06          0.49         (0.14)         0.47
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  $0.27         $0.51         $0.96         $0.35         $0.97
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                       $(0.44)       $(0.45)       $(0.49)       $(0.50)       $(0.50)
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                             (0.08)           --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                   --            --            --         (0.00)+++        --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(0.52)       $(0.45)       $(0.49)       $(0.50)       $(0.50)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $10.71        $10.96        $10.90        $10.43        $10.58
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                               2.53          4.80          9.34          3.36          9.87
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                         0.91          0.94          0.97          0.94          0.95
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                        4.16          4.08          4.35          4.66          4.87
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                   11            19            16            12            19
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                      $104,837      $118,990      $115,819      $101,294       $99,097
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7,
    2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                                       $0.42         $0.42         $0.45         $0.47         $0.48
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                         1.16          1.14          1.17          1.14          1.15
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                        3.91          3.88          4.15          4.46          4.67
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001, have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) TENNESSEE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS B                                                                2005         2004         2003         2002         2001

Net asset value, beginning of period                                 $10.95       $10.89       $10.42       $10.57       $10.10
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                              $0.38        $0.38        $0.40        $0.42        $0.43
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                (0.18)        0.06         0.49        (0.14)        0.47
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      $0.20        $0.44        $0.89        $0.28        $0.90
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                           $(0.37)      $(0.38)      $(0.42)      $(0.43)      $(0.43)
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                 (0.08)          --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                       --           --           --        (0.00)+++       --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                         $(0.45)      $(0.38)      $(0.42)      $(0.43)      $(0.43)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $10.70       $10.95       $10.89       $10.42       $10.57
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)&                                                      1.87         4.12         8.64         2.69         9.17
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                             1.56         1.59         1.62         1.59         1.60
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                            3.51         3.43         3.70         4.00         4.22
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                       11           19           16           12           19
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                           $20,689      $24,306      $27,546      $26,183      $23,656
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, Effective June 7,
    2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                                           $0.35        $0.35        $0.38        $0.40        $0.41
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                             1.81         1.79         1.82         1.79         1.80
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                            3.26         3.23         3.50         3.80         4.02
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001, have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS A                                                          2005            2004          2003          2002          2001

Net asset value, beginning of period                           $11.73          $11.61        $11.14        $11.36        $10.91
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                        $0.53           $0.53         $0.53         $0.54         $0.56
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments          (0.21)           0.12          0.47         (0.22)         0.45
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                $0.32           $0.65         $1.00         $0.32         $1.01
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                     $(0.53)         $(0.53)       $(0.53)       $(0.54)       $(0.56)
-------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                 --              --            --         (0.00)+++     (0.00)+++
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                   $(0.53)         $(0.53)       $(0.53)       $(0.54)       $(0.56)
-------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                       $0.00+++          $--           $--           $--           $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $11.52          $11.73        $11.61        $11.14        $11.36
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                             2.83            5.70          9.10          2.87          9.55
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                       0.85            0.93          0.93          0.92          0.91
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                      4.63            4.53          4.62          4.77          5.06
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                 11              11            13            14            24
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                    $285,185        $301,218      $308,164      $299,088      $304,581
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7,
    2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                                     $0.51           $0.51         $0.51         $0.52         $0.54
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                       1.10            1.13          1.13          1.12          1.11
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                      4.38            4.33          4.42          4.57          4.86
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by less than 0.01%. Per share, ratios, and supplemental data for the periods prior to April 1, 2001, have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS B                                                          2005            2004          2003          2002          2001

Net asset value, beginning of period                           $11.72          $11.60        $11.13        $11.35        $10.91
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                        $0.46           $0.45         $0.46         $0.47         $0.48
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments          (0.21)           0.12          0.46         (0.22)         0.44
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                $0.25           $0.57         $0.92         $0.25         $0.92
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                     $(0.46)         $(0.45)       $(0.45)       $(0.47)       $(0.48)
-------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                 --              --            --         (0.00)+++     (0.00)+++
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                   $(0.46)         $(0.45)       $(0.45)       $(0.47)       $(0.48)
-------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                       $0.00+++          $--           $--           $--           $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $11.51          $11.72        $11.60        $11.13        $11.35
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)&                                                2.16            5.02          8.40          2.20          8.76
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                       1.50            1.57          1.58          1.58          1.56
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                      3.98            3.88          3.97          4.12          4.39
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                 11              11            13            14            24
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                     $19,637         $23,564       $25,470       $26,970       $29,872
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7,
    2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                                     $0.43           $0.43         $0.43         $0.45         $0.46
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                       1.75            1.77          1.78          1.78          1.76
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                      3.73            3.68          3.77          3.92          4.19
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for the periods prior to April
       1, 2001, have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS C                                                              2005           2004         2003         2002         2001

Net asset value, beginning of period                               $11.72         $11.61       $11.13       $11.36       $10.91
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                            $0.46          $0.45        $0.45        $0.47        $0.48
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments              (0.20)          0.11         0.48        (0.23)        0.45
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $0.26          $0.56        $0.93        $0.24        $0.93
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                         $(0.46)        $(0.45)      $(0.45)      $(0.47)      $(0.48)
-------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                     --             --           --        (0.00)+++    (0.00)+++
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(0.46)        $(0.45)      $(0.45)      $(0.47)      $(0.48)
-------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                           $0.00+++         $--          $--          $--          $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $11.52         $11.72       $11.61       $11.13       $11.36
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)&                                                    2.25           4.93         8.49         2.10         8.85
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                           1.50           1.57         1.58         1.57         1.56
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                          3.98           3.88         3.97         4.10         4.37
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                     11             11           13           14           24
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                         $12,208        $13,338      $12,758      $10,619       $6,965
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7,
    2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                                         $0.43          $0.43        $0.43        $0.44        $0.46
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                           1.75           1.77         1.78         1.77         1.76
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                          3.73           3.68         3.77         3.90         4.17
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for the periods prior to April
       1, 2001, have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS A                                                             2005          2004          2003          2002          2001

Net asset value, beginning of period                              $11.82        $11.77        $11.32        $11.45        $10.95
--------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                           $0.51         $0.51         $0.55         $0.57         $0.57
--------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments             (0.25)         0.05          0.46         (0.14)         0.50
--------------------------------------------------------------------------------------------
Total from investment operations                                   $0.26         $0.56         $1.01         $0.43         $1.07
--------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                        $(0.50)       $(0.51)       $(0.56)       $(0.56)       $(0.57)
--------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                          $0.00+++        $--           $--           $--           $--
--------------------------------------------------------------------------------------------
Net asset value, end of period                                    $11.58        $11.82        $11.77        $11.32        $11.45
--------------------------------------------------------------------------------------------
Total return (%)(+)&                                                2.28          4.84          9.04          3.79         10.04
--------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                          0.89          0.93          0.96          0.93          0.95
--------------------------------------------------------------------------------------------
Net investment income(S)(S)                                         4.35          4.33          4.71          4.97          5.14
--------------------------------------------------------------------------------------------
Portfolio turnover                                                    14            17            13             2             9
--------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                       $134,459      $140,599      $139,564      $121,860      $118,862
--------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7,
    2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                                        $0.48         $0.49         $0.53         $0.55         $0.55
--------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                          1.14          1.13          1.16          1.13          1.15
--------------------------------------------------------------------------------------------
Net investment income(S)(S)                                         4.10          4.13          4.51          4.77          4.94
--------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001, have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS B                                                             2005          2004          2003          2002          2001

Net asset value, beginning of period                              $11.82        $11.76        $11.31        $11.44        $10.94
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                           $0.43         $0.43         $0.47         $0.50         $0.50
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments             (0.24)         0.06          0.46         (0.15)         0.50
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.19         $0.49         $0.93         $0.35         $1.00
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                        $(0.43)       $(0.43)       $(0.48)       $(0.48)       $(0.50)
-------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                          $0.00+++        $--           $--           $--           $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $11.58        $11.82        $11.76        $11.31        $11.44
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)&                                                   1.62          4.25          8.34          3.12          9.34
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                          1.54          1.58          1.61          1.59          1.60
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                         3.71          3.68          4.06          4.31          4.48
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    14            17            13             2             9
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                        $14,334       $17,744       $19,443       $16,248       $16,170
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7,
    2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                                        $0.40         $0.41         $0.45         $0.47         $0.48
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                          1.79          1.78          1.81          1.79          1.80
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                         3.46          3.48          3.86          4.11          4.28
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001, have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Tennessee Municipal Bond Fund (Tennessee Fund), MFS Virginia Municipal Bond Fund (Virginia Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a non-diversified series of MFS Municipal Series Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open- end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

General - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Because each fund invests primarily in the securities of a single state and its political subdivisions, each fund is vulnerable to the effects of changes in the legal and economic environment of the particular state. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline in value.

Investment Valuations - Bonds and other fixed income securities (other than short-term obligations) in each fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in each fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

Swap Agreements - Each fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party, which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The funds use swaps for both hedging and non-hedging purposes. For hedging purposes, the funds may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the funds may use swaps to take a position on anticipated changes in the underlying financial index.

Interest Rate Swap Agreements - Interest rate swap agreements are agreements to exchange cash flows periodically based on a notional principal amount, for example the exchange of fixed rate interest payments for floating rate interest payments which are based on a specific financial index, or the exchange of two distinct floating rate payments. The net receivable or payable associated with these payments is accrued daily and is recorded as net interest income or expense. For financial statement purposes, the net interest income or expense periodically recognized for an interest rate swap is recorded in the same line item as any unrealized and realized gains or losses recognized for that instrument. The primary risk associated with interest rate swap agreements is that unfavorable changes in the fluctuation of interest rates could adversely impact the funds.

Rate Lock Swaps - Each fund may enter into rate lock swaps, which are used to reduce the interest rate risk of the portfolio. A rate lock swap is a payment or receipt of cash on a specified future date, calculated as the difference between the strike rate and a specific index yield on that date. The payment received or made at the end of the measurement period is recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation.

Short Term Fees - For purchases made on or after July 1, 2004 and before April 1, 2005, each fund charged a 2% redemption fee (which was retained by each fund) on proceeds from Class A, Class B, and Class C shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, each fund will no longer charge a redemption fee. See the funds' prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in-capital.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Each fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended March 31, 2005, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - Each fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by each fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable each fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. Each fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for derivatives, defaulted bonds, expiration of capital loss carry forward, treating a portion of the proceeds from redemptions as a distribution for tax purposes and amortization and accretion on debt securities and net operating losses.

The tax character of distributions declared for the years ended March 31, 2005 and March 31, 2004 was as follows:

                                                       NORTH                       SOUTH                                     WEST
                         MISSISSIPPI    NEW YORK      CAROLINA    PENNSYLVANIA   CAROLINA     TENNESSEE      VIRGINIA      VIRGINIA
YEAR ENDED 3/31/05          FUND          FUND          FUND          FUND         FUND          FUND          FUND          FUND
-----------------------------------------------------------------------------------------------------------------------------------
Distributions declared from:
Tax-exempt income        $4,288,716    $7,823,631   $15,104,858    $4,481,113   $7,152,028    $5,259,087   $14,692,962    $6,402,713
------------------------------------------------------------------------------------------------------------------------------------
Ordinary income                  --            --       338,971            --       36,036       194,393            --        35,541
------------------------------------------------------------------------------------------------------------------------------------
Long-term capital gain           --            --     1,184,575            --           --       713,987            --            --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions      $4,288,716    $7,823,631   $16,628,404    $4,481,113   $7,188,064    $6,167,467   $14,692,962    $6,438,254
------------------------------------------------------------------------------------------------------------------------------------

                                                       NORTH                       SOUTH                                     WEST
                         MISSISSIPPI    NEW YORK      CAROLINA    PENNSYLVANIA   CAROLINA     TENNESSEE      VIRGINIA      VIRGINIA
YEAR ENDED 3/31/05          FUND          FUND          FUND          FUND         FUND          FUND          FUND          FUND
-----------------------------------------------------------------------------------------------------------------------------------
Distributions declared from:
Tax-exempt income        $4,585,471    $8,223,945   $16,726,718    $4,660,395   $7,539,053    $5,849,743   $15,351,872    $6,649,523
------------------------------------------------------------------------------------------------------------------------------------
Long-term capital gain           --            --       361,642            --           --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions      $4,585,471    $8,223,945   $17,088,360    $4,660,395   $7,539,053    $5,849,743   $15,351,872    $6,649,523
------------------------------------------------------------------------------------------------------------------------------------

During the year ended March 31, 2005, the following amounts were reclassified due to differences between book and tax accounting for amortization and accretion on debt securities, expiration of capital loss carry forward, derivatives, defaulted bonds, net operating losses and treating a portion of the proceeds from redemptions as a distribution for tax purposes:

                                                       NORTH                       SOUTH                                     WEST
                         MISSISSIPPI    NEW YORK      CAROLINA    PENNSYLVANIA   CAROLINA     TENNESSEE      VIRGINIA      VIRGINIA
YEAR ENDED 3/31/05          FUND          FUND          FUND          FUND         FUND          FUND          FUND          FUND
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease):
Paid-in capital          $(244,329)      $102,921     $221,887      $20,589     $(16,975)      $127,572      $80,902      $(714,690)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulated
undistributed net
realized gain (loss)
on investments             211,324        (83,019)    (649,197)     (23,589)      54,479       (156,160)     (75,564)       722,658
-----------------------------------------------------------------------------------------------------------------------------------
Accumulated
undistributed
(distributions in
excess of) net
investment income           33,005        (19,902)     427,310        3,000      (37,504)        28,588       (5,338)        (7,968)
-----------------------------------------------------------------------------------------------------------------------------------

These changes had no effect on the net assets or net asset value per share of the funds.

As of March 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                       NORTH                       SOUTH                                     WEST
                         MISSISSIPPI    NEW YORK      CAROLINA    PENNSYLVANIA   CAROLINA     TENNESSEE      VIRGINIA      VIRGINIA
YEAR ENDED 3/31/05          FUND          FUND          FUND          FUND         FUND          FUND          FUND          FUND
---------------------------------------------------------------------------------------------------------------------------------
Undistributed tax-
exempt income             $210,462      $48,816     $626,554       $134,028     $489,563       $139,959     $347,921       $194,988
-----------------------------------------------------------------------------------------------------------------------------------
Undistributed ordinary
income                          --           --           --             --           --         10,961           --             --
-----------------------------------------------------------------------------------------------------------------------------------
Capital loss
carryforward              (287,448)          --           --       (540,893)  (1,301,294)            --   (1,228,716)      (425,144)
-----------------------------------------------------------------------------------------------------------------------------------
Undistributed long-
term capital gains              --      641,119      139,770             --           --             --           --             --
-----------------------------------------------------------------------------------------------------------------------------------
Post-October capital
loss carryforward         (328,645)          --           --             --           --             --           --       (209,354)
-----------------------------------------------------------------------------------------------------------------------------------
Unrealized
appreciation
(depreciation)           4,291,618   12,408,479   22,402,961      4,533,706   10,767,643      7,320,817   18,234,990      8,884,754
-----------------------------------------------------------------------------------------------------------------------------------
Other temporary
differences               (268,427)    (510,294)  (1,160,743)      (249,147)    (537,258)      (448,441)  (1,320,020)      (420,520)
-----------------------------------------------------------------------------------------------------------------------------------

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

                                                                                         SOUTH                           WEST
                                                      MISSISSIPPI    PENNSYLVANIA      CAROLINA        VIRGINIA        VIRGINIA
EXPIRATION DATE                                          FUND            FUND            FUND            FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------------
March 31, 2008                                                $--         $(43,665)           $--              $--      $(58,823)
-----------------------------------------------------------------------------------------------------------------------------------
March 31, 2009                                                 --         (175,279)    (1,301,294)              --      (220,540)
-----------------------------------------------------------------------------------------------------------------------------------
March 31, 2010                                                 --               --             --         (862,340)      (83,347)
-----------------------------------------------------------------------------------------------------------------------------------
March 31, 2011                                                 --         (120,267)            --               --            --
-----------------------------------------------------------------------------------------------------------------------------------
March 31, 2012                                                 --         (201,682)            --         (366,376)           --
-----------------------------------------------------------------------------------------------------------------------------------
March 31, 2013                                           (287,448)              --             --               --       (62,434)
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                   $(287,448)       $(540,893)   $(1,301,294)     $(1,228,716)    $(425,144)
-----------------------------------------------------------------------------------------------------------------------------------

Multiple Classes of Shares of Beneficial Interest - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

Investment Adviser - The trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.55% of each fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters (See Legal Proceedings footnote), MFS has agreed to reduce each fund's management fee to 0.30% of average daily net assets for the period March 1, 2004 through February 28, 2009, which is shown as a reduction of total expenses in the Statement of Operations. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the funds.

For the Pennsylvania Fund, the investment adviser has contractually agreed to pay the fund's "other expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service fees, and certain other fees and expenses, such that the fund's other expenses do not exceed 0.20% of average daily net assets on an annualized basis. This is reflected as a reduction of expenses in the Statement of Operations.

Each fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the funds, all of whom receive remuneration for their services to the funds from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). Each fund has an unfunded defined benefit plan for retired Independent Trustees. Included in Trustees' compensation is a pension expense for retired Independent Trustees for the year ended March 31, 2005:

                                                      NORTH                       SOUTH                                     WEST
                        MISSISSIPPI    NEW YORK      CAROLINA    PENNSYLVANIA   CAROLINA     TENNESSEE      VIRGINIA      VIRGINIA
YEAR ENDED 3/31/05         FUND          FUND          FUND          FUND         FUND          FUND          FUND          FUND
----------------------------------------------------------------------------------------------------------------------------------
Pension Expense            $969         $1,292       $1,888           $987       $1,853         $1,184       $1,878         $1,850
------------------------------------------------------------------------------------------------------------------------------------

These funds and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

Administrator - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment advisor. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Each fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                                   4/01/04
                                                   THROUGH
EFFECTIVE DATE                                     2/28/05              3/01/05

First $2 billion                                  0.01120%             0.01626%
-------------------------------------------------------------------------------
Next $2.5 billion                                 0.00832%             0.01206%
-------------------------------------------------------------------------------
Next $2.5 billion                                 0.00032%             0.00056%
-------------------------------------------------------------------------------
In excess of $7 billion                           0.00000%             0.00000%
-------------------------------------------------------------------------------

For the year ended March 31, 2005, each fund paid MFS the following amounts and percentage of average daily net assets to partially reimburse MFS for the costs of providing administrative services:

                                                       NORTH                       SOUTH                                     WEST
                         MISSISSIPPI    NEW YORK      CAROLINA    PENNSYLVANIA   CAROLINA     TENNESSEE      VIRGINIA      VIRGINIA
YEAR ENDED 3/31/05          FUND          FUND          FUND          FUND         FUND          FUND          FUND          FUND
---------------------------------------------------------------------------------------------------------------------------------
Expenses paid               $7,341        $14,737      $29,062         $8,935      $13,085      $10,495      $25,753        $12,040
-----------------------------------------------------------------------------------------------------------------------------------
Percentage of average
daily net assets           0.0080%        0.0079%      0.0079%        0.0080%      0.0080%      0.0080%      0.0079%        0.0079%
-----------------------------------------------------------------------------------------------------------------------------------

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received the following amounts as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2005:

                                         NORTH                            SOUTH                                           WEST
   MISSISSIPPI         NEW YORK        CAROLINA       PENNSYLVANIA       CAROLINA       TENNESSEE        VIRGINIA       VIRGINIA
       FUND              FUND            FUND             FUND             FUND            FUND            FUND           FUND
----------------------------------------------------------------------------------------------------------------------------------
     $22,360           $35,375          $57,124          $43,013         $39,811         $32,599         $49,634         $35,102
----------------------------------------------------------------------------------------------------------------------------------

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment
Company Act of 1940 as follows:

Each fund's distribution plan provides that each fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFS may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of each fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer and a distribution fee to MFD of up to 0.10% per annum of each fund's average daily net assets attributable to
Class A shares. For the year ended March 31, 2005, MFD retained the following service fees for accounts not attributable to a securities dealer:

                                         NORTH                            SOUTH                                           WEST
   MISSISSIPPI         NEW YORK        CAROLINA       PENNSYLVANIA       CAROLINA       TENNESSEE        VIRGINIA       VIRGINIA
       FUND              FUND            FUND             FUND             FUND            FUND            FUND           FUND
----------------------------------------------------------------------------------------------------------------------------------
       $--              $9,220          $9,488            $317            $3,208          $1,038         $13,906         $5,830
----------------------------------------------------------------------------------------------------------------------------------

During the year ended March 31, 2005, fees incurred under the distribution plan as a percentage of each fund's average daily net assets attributable to Class A shares on an annualized basis were as follows:

                                         NORTH                            SOUTH                                           WEST
   MISSISSIPPI         NEW YORK        CAROLINA       PENNSYLVANIA       CAROLINA       TENNESSEE        VIRGINIA       VIRGINIA
       FUND              FUND            FUND             FUND             FUND            FUND            FUND           FUND
----------------------------------------------------------------------------------------------------------------------------------
       --%              0.25%            0.35%            0.10%           0.35%           0.35%           0.35%           0.35%
----------------------------------------------------------------------------------------------------------------------------------

Payment of the Mississippi Fund's 0.35% per annum Class A distribution and service fee will commence on such date as the Trustees of the Trust may determine. In the case of the New York and Pennsylvania Funds, payment of the 0.10% per annum Class A distribution fee will be implemented on such date as the Trustees of the Trust may determine.

Additionally for the Pennsylvania Fund the remaining portion (0.15%) of the 0.25% Class A service fee is not yet implemented and will become payable on such a date as the Trustees of the Trust may determine.

Each fund's distribution plan provides that each fund will pay MFD an annual percentage of up to 0.75% per annum, and a service fee of 0.25% per annum, of the fund's average daily net assets attributable to Class B and Class C shares. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and
Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer. Class B and Class C service fees retained for the year ended March 31, 2005 were as follows:

                                                            NORTH                    SOUTH                                 WEST
                             MISSISSIPPI     NEW YORK     CAROLINA   PENNSYLVANIA  CAROLINA    TENNESSEE    VIRGINIA     VIRGINIA
                                 FUND          FUND         FUND         FUND        FUND         FUND        FUND         FUND
-----------------------------------------------------------------------------------------------------------------------------------
Class B                          $--           $137          $43         $394        $180         $--          $94         $33
-----------------------------------------------------------------------------------------------------------------------------------
Class C                          N/A             2            1          N/A          N/A         N/A         $905         N/A
-----------------------------------------------------------------------------------------------------------------------------------

During the year ended March 31, 2005, fees incurred under the distribution plan as a percentage of average daily net assets attributable to Class B and Class C shares on an annualized basis were as follows:

                                                            NORTH                    SOUTH                                 WEST
                             MISSISSIPPI     NEW YORK     CAROLINA   PENNSYLVANIA  CAROLINA    TENNESSEE    VIRGINIA     VIRGINIA
                                 FUND          FUND         FUND         FUND        FUND         FUND        FUND         FUND
-----------------------------------------------------------------------------------------------------------------------------------
Class B                         0.77%          1.00%        1.00%       0.87%        1.00%       1.00%        1.00%       1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Class C                          N/A           1.00%        1.00%        N/A          N/A         N/A         1.00%        N/A
-----------------------------------------------------------------------------------------------------------------------------------

Except in the case of the 0.25% per annum Class B service fee paid by the Mississippi Fund upon sale of Class B shares in the first year, payment of the Class B service fee will be suspended until such date as the Trustees of the Trust may determine.
Except in the case of the 0.25% per annum Class B service fee paid by the Pennsylvania Fund upon sale of Class B shares in the first year, the Class B shares service fee is currently 0.10% until such date as the Trustees of the Trust may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended March 31, 2005, were as follows:

                                                            NORTH                    SOUTH                                 WEST
                             MISSISSIPPI     NEW YORK     CAROLINA   PENNSYLVANIA  CAROLINA    TENNESSEE    VIRGINIA     VIRGINIA
CDSC IMPOSED                     FUND          FUND         FUND         FUND        FUND         FUND        FUND         FUND
-----------------------------------------------------------------------------------------------------------------------------------
Class A                         $9,854          $--        $2,000        $--        $7,431      $10,595      $1,823         $7
-----------------------------------------------------------------------------------------------------------------------------------
Class B                         18,336        98,443       80,261      117,790      60,125       50,314      29,593       76,536
-----------------------------------------------------------------------------------------------------------------------------------
Class C                          N/A           2,606        6,554        N/A          N/A         N/A         4,449        N/A
-----------------------------------------------------------------------------------------------------------------------------------

Shareholder Servicing Agent - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of each fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of each fund's average daily net assets. For the period July 1, 2004 through December 31, 2004, each fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, each fund was charged up to 0.1035% of its average daily net assets. Effective March 1, 2005, each fund is charged up to 0.1159% of its average daily net assets. For the year ended March 31, 2005, each fund paid MFSC the following fee for shareholder services:

                                                            NORTH                    SOUTH                                 WEST
                             MISSISSIPPI     NEW YORK     CAROLINA   PENNSYLVANIA  CAROLINA    TENNESSEE    VIRGINIA     VIRGINIA
                                 FUND          FUND         FUND         FUND        FUND         FUND        FUND         FUND
-----------------------------------------------------------------------------------------------------------------------------------
Expenses paid                  $86,911       $174,897     $344,246     $105,536    $154,959     $124,087    $305,026     $142,800
-----------------------------------------------------------------------------------------------------------------------------------
Percentage of average daily
net assets                     0.0941%        0.0941%      0.0941%     0.0942%      0.0941%     0.0941%      0.0941%     0.0941%
-----------------------------------------------------------------------------------------------------------------------------------

Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the funds and subsequently reimbursed to MFSC, as well as other costs paid by the funds directly to unaffiliated vendors. For the year ended March 31, 2005 the out of pocket expenses and sub accounting services expenses amounted to the following:

                                         NORTH                            SOUTH                                           WEST
   MISSISSIPPI         NEW YORK        CAROLINA       PENNSYLVANIA       CAROLINA       TENNESSEE        VIRGINIA       VIRGINIA
       FUND              FUND            FUND             FUND             FUND            FUND            FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------------
     $22,765           $49,439          $49,056          $27,183         $32,462         $22,171         $65,947         $28,986
-----------------------------------------------------------------------------------------------------------------------------------

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations were as follows:

                                                       NORTH                      SOUTH                                    WEST
                       MISSISSIPPI     NEW YORK      CAROLINA    PENNSYLVANIA   CAROLINA     TENNESSEE     VIRGINIA      VIRGINIA
                           FUND          FUND          FUND          FUND         FUND          FUND         FUND          FUND
-----------------------------------------------------------------------------------------------------------------------------------
Purchases              $16,502,406    $36,751,958   $31,774,733  $21,968,188   $24,193,168  $14,637,260   $34,746,093  $21,204,835
-----------------------------------------------------------------------------------------------------------------------------------
Sales                  $19,139,993    $49,412,789   $66,622,450  $36,614,641   $34,097,048  $30,730,690   $52,521,263  $28,140,075
-----------------------------------------------------------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by each fund, as computed on a federal income tax basis, are as follows:

                                                     NORTH                       SOUTH                                     WEST
                       MISSISSIPPI    NEW YORK      CAROLINA    PENNSYLVANIA   CAROLINA     TENNESSEE      VIRGINIA      VIRGINIA
YEAR ENDED 3/31/05        FUND          FUND          FUND          FUND         FUND          FUND          FUND          FUND
-----------------------------------------------------------------------------------------------------------------------------------
Aggregate cost        $86,262,498  $164,400,992  $325,549,250  $104,245,497  $149,275,392  $116,420,324  $299,477,424  $135,341,992
-----------------------------------------------------------------------------------------------------------------------------------
Gross unrealized
appreciation            4,509,579    12,634,709    22,595,663     4,635,034    10,874,950     7,449,802    18,540,523     9,052,972
------------------------------------------------------------------------------------------------------------------------------------
Gross unrealized
depreciation             (217,961)     (226,230)     (192,702)     (101,328)     (107,307)     (128,985)     (305,533)     (168,218)
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation)         $4,291,618   $12,408,479   $22,402,961    $4,533,706   $10,767,643    $7,320,817   $18,234,990    $8,884,754
------------------------------------------------------------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                              MISSISSIPPI FUND        NEW YORK FUND      NORTH CAROLINA FUND    PENNSYLVANIA FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES

Year ended 3/31/05 (000 Omitted)             SHARES      AMOUNT     SHARES     AMOUNT     SHARES     AMOUNT     SHARES     AMOUNT
Shares sold                                      849      $8,374       815      $9,247     1,144     $13,852       940      $9,573
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    202       1,995       341       3,877       801       9,698       199       2,028
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                             (1,182)    (11,628)   (1,439)    (16,300)   (3,418)    (41,257)   (1,740)    (17,572)
-----------------------------------------------------------------------------------------------------------------------------------
Net Change                                      (131)    $(1,259)     (283)    $(3,176)   (1,473)   $(17,707)     (601)    $(5,971)
-----------------------------------------------------------------------------------------------------------------------------------

Year ended 3/31/04 (000 Omitted)
Shares sold                                      835      $8,379     1,733     $19,959     1,903     $23,424     2,013     $20,634
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    199       1,999       336       3,864       742       9,087       177       1,812
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                             (1,553)    (15,577)   (2,215)    (25,477)   (3,698)    (45,354)   (1,636)    (16,776)
-----------------------------------------------------------------------------------------------------------------------------------
Net Change                                      (519)    $(5,199)     (146)    $(1,654)   (1,053)   $(12,843)      554      $5,670
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Year ended 3/31/05 (000 Omitted)
Shares sold                                       68        $671       189      $2,135       226      $2,728       219      $2,233
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     27         266        82         932        91       1,084       104       1,055
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                               (234)     (2,311)     (746)     (8,419)   (1,055)    (12,698)     (947)     (9,607)
-----------------------------------------------------------------------------------------------------------------------------------
Net Change                                      (139)    $(1,374)     (475)    $(5,352)     (738)    $(8,886)     (624)    $(6,319)
-----------------------------------------------------------------------------------------------------------------------------------

Year ended 3/31/04 (000 Omitted)
Shares sold                                      228      $2,276       900     $10,362       380      $4,673       967      $9,968
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     27         273        86         980        96       1,174        98       1,007
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                               (227)     (2,280)     (943)    (10,800)   (1,210)    (14,801)     (960)     (9,869)
-----------------------------------------------------------------------------------------------------------------------------------
Net Change                                        28        $269        43        $542      (734)    $(8,954)      105       $1,106
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      NEW YORK FUND      NORTH CAROLINA FUND      VIRGINIA FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Year ended 3/31/05 (000 Omitted)                                    SHARES     AMOUNT     SHARES     AMOUNT     SHARES     AMOUNT
Shares sold                                                            254      $2,882       351      $4,238       152      $1,778
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                                           41         464        86       1,042        30         343
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                                     (450)     (5,099)     (561)     (6,768)     (260)     (2,996)
-----------------------------------------------------------------------------------------------------------------------------------
Net Change                                                            (155)    $(1,753)     (124)    $(1,488)      (78)      $(875)
-----------------------------------------------------------------------------------------------------------------------------------

Year ended 3/31/04 (000 Omitted)
Shares sold                                                            965     $11,104       748      $9,197       234      $2,754
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                                           39         449        76         934        30         351
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                                     (322)     (3,689)     (558)     (6,811)     (226)     (2,626)
-----------------------------------------------------------------------------------------------------------------------------------
Net Change                                                             682      $7,864       266      $3,320        38        $479
-----------------------------------------------------------------------------------------------------------------------------------

                                             SOUTH CAROLINA FUND      TENNESSEE FUND        VIRGINIA FUND       WEST VIRGINIA FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year ended 3/31/05 (000 Omitted)             SHARES      AMOUNT     SHARES     AMOUNT     SHARES     AMOUNT     SHARES     AMOUNT
Shares sold                                      951     $11,758       807      $8,690     1,463     $16,951       650      $7,567
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    331       4,103       305       3,295       708       8,199       363       4,229
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                             (1,677)    (20,680)   (2,185)    (23,512)   (3,103)    (35,811)   (1,297)    (15,045)
-----------------------------------------------------------------------------------------------------------------------------------
Net Change                                      (395)    $(4,819)   (1,073)   $(11,527)     (932)   $(10,661)     (284)    $(3,249)
-----------------------------------------------------------------------------------------------------------------------------------

Year ending 3/31/04 (000 Omitted)
Shares sold                                    1,835     $23,147     1,281     $14,063     1,257     $14,684     1,027     $12,116
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    296       3,724       245       2,675       662       7,719       331       3,896
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                             (1,556)    (19,575)   (1,291)    (14,092)   (2,781)    (32,458)   (1,330)    (15,638)
-----------------------------------------------------------------------------------------------------------------------------------
Net Change                                       575      $7,296       235      $2,646     (862)    $(10,055)       28        $374
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Year ended 3/31/05 (000 Omitted)
Shares sold                                      142      $1,754       100      $1,079       170      $1,965        79        $924
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     71         882        56         599        44         502        33         378
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                               (623)     (7,699)     (443)     (4,764)     (519)     (5,990)     (375)     (4,362)
-----------------------------------------------------------------------------------------------------------------------------------
Net Change                                      (410)    $(5,063)     (287)    $(3,086)     (305)    $(3,523)     (263)    $(3,060)
-----------------------------------------------------------------------------------------------------------------------------------

Year ended 3/31/04 (000 Omitted)
Shares sold                                      492      $6,203       171      $1,874       246      $2,882       234      $2,742
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     77         965        49         539        43         504        36         430
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                               (650)     (8,191)     (529)     (5,787)     (474)     (5,531)     (422)     (4,947)
-----------------------------------------------------------------------------------------------------------------------------------
Net Change                                       (81)    $(1,023)     (309)    $(3,374)     (185)    $(2,145)     (152)    $(1,775)
-----------------------------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The trust and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to each fund for the year ended March 31, 2005 ranged from $414 to $1,682, and is included in miscellaneous expense. None of the funds had significant borrowings during the year ended March 31, 2005.

(7) FINANCIAL INSTRUMENTS

The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

SWAP AGREEMENTS

Interest Rate Swaps

                                                                 NOTIONAL                             CASH FLOWS       UNREALIZED
                                                             PRINCIPAL AMOUNT    CASH FLOWS PAID     RECEIVED BY      APPRECIATION
FUND                                EXPIRATION    CURRENCY      OF CONTRACT        BY THE FUND         THE FUND      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi Fund                                                                Fixed - 3 Year
                                                                                 BMA Swap Index,   Floating - 7 Day
                                     12/01/07       USD          2,000,000          (2.795%)        BMA Swap Index       $14,965
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Fixed - 10 Year
                                                                                 BMA Swap Index,   Floating - 7 Day
                                      6/15/15       USD          2,000,000          (3.702%)        BMA Swap Index        23,314
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Fixed - 10 Year
                                                                                 BMA Swap Index,   Floating - 7 Day
                                      6/22/15       USD          1,000,000          (3.628%)        BMA Swap Index        17,735
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Fixed - 10 Year
                                                                                 BMA Swap Index,   Floating - 7 Day
                                      9/01/15       USD          1,000,000          (3.937%)        BMA Swap Index        (2,979)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Fixed - 12 Year
                                                                                 BMA Swap Index,   Floating - 7 Day
                                      4/06/17       USD          1,000,000          (3.884%)        BMA Swap Index         2,372
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Fixed - 12 Year
                                                                                 BMA Swap Index,   Floating - 7 Day
                                      4/20/17       USD          1,500,000          (3.714%)        BMA Swap Index        27,121
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             Total Mississippi Fund      $82,528
-----------------------------------------------------------------------------------------------------------------------------------
New York Fund                                                                   Fixed - 3 Year
                                                                                 BMA Swap Index,   Floating - 7 Day
                                     12/01/07       USD          3,000,000          (2.795%)        BMA Swap Index       $22,460
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Fixed - 10 Year
                                                                                 BMA Swap Index,   Floating - 7 Day
                                      6/27/15       USD          2,000,000          (3.809%)        BMA Swap Index         7,867
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Fixed - 10 Year
                                                                                 BMA Swap Index,   Floating - 7 Day
                                      8/03/15       USD          2,000,000          (3.803%)        BMA Swap Index        12,203
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Fixed - 11 Year
                                                                                 BMA Swap Index,   Floating - 7 Day
                                      7/12/16       USD          2,000,000          (3.777%)        BMA Swap Index        23,874
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Fixed - 12 Year
                                                                                 BMA Swap Index,   Floating - 7 Day
                                      4/06/17       USD          2,000,000          (3.884%)        BMA Swap Index         4,745
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Fixed - 12 Year
                                                                                 BMA Swap Index,   Floating - 7 Day
                                      4/20/17       USD          2,500,000          (3.714%)        BMA Swap Index        45,202
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                Total New York Fund     $116,351
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina Fund                                                             Fixed - 3 Year
                                                                                 BMA Swap Index,   Floating - 7 Day
                                     12/01/07       USD          7,000,000          (2.795%)        BMA Swap Index       $52,408
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Fixed - 10 Year
                                                                                 BMA Swap Index,   Floating - 7 Day
                                      6/27/15       USD          3,000,000          (3.809%)        BMA Swap Index        11,801
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Fixed - 11 Year
                                                                                 BMA Swap Index,   Floating - 7 Day
                                      7/12/16       USD          3,000,000          (3.777%)        BMA Swap Index        35,811
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Fixed - 12 Year
                                                                                 BMA Swap Index,   Floating - 7 Day
                                      4/06/17       USD          2,000,000          (3.884%)        BMA Swap Index         4,745
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Fixed - 30 Year
                                                                                Floating - 7 Day   BMA Swap Index,
                                      9/06/35       USD          2,000,000       BMA Swap Index        (4.254%)          (14,884)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Total North Carolina Fund      $89,881
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Fund                                                               Fixed - 3 Year
                                                                                 BMA Swap Index,   Floating - 7 Day
                                     12/01/07       USD          2,000,000          (2.795%)        BMA Swap Index       $14,974
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Fixed - 10 Year
                                                                                 BMA Swap Index,   Floating - 7 Day
                                      6/08/15       USD          2,000,000          (3.657%)        BMA Swap Index        29,523
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Fixed - 10 Year
                                                                                 BMA Swap Index,   Floating - 7 Day
                                      6/15/15       USD          2,000,000          (3.702%)        BMA Swap Index        23,314
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Fixed - 10 Year
                                                                                 BMA Swap Index,   Floating - 7 Day
                                      6/27/15       USD          2,000,000          (3.809%)        BMA Swap Index         7,867
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Fixed - 10 Year
                                                                                 BMA Swap Index,   Floating - 7 Day
                                      8/03/15       USD          3,000,000          (3.803%)        BMA Swap Index         18,305
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Fixed - 10 Year
                                                                                 BMA Swap Index,   Floating - 7 Day
                                      9/01/15       USD          3,000,000          (3.937%)        BMA Swap Index        (8,936)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Fixed - 11 Year
                                                                                 BMA Swap Index,   Floating - 7 Day
                                      7/12/16       USD          2,000,000          (3.777%)        BMA Swap Index        23,874
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Fixed - 12 Year
                                                                                 BMA Swap Index,   Floating - 7 Day
                                      4/06/17       USD          1,500,000          (3.884%)        BMA Swap Index         3,559
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Fixed - 12 Year
                                                                                 BMA Swap Index,   Floating - 7 Day
                                      4/20/17       USD          1,000,000           (3.714)        BMA Swap Index        18,081
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            Total Pennsylvania Fund     $130,561
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina Fund                                                             Fixed - 3 Year
                                                                                 BMA Swap Index,   Floating - 7 Day
                                     12/01/07       USD          3,000,000          (2.795%)        BMA Swap Index       $22,460
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Fixed - 30 Year
                                                                                Floating - 7 Day   BMA Swap Index,
                                      5/10/35       USD          2,000,000       BMA Swap Index        (4.374%)           31,750
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Total South Carolina Fund      $54,210
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee Fund                                                                                     Fixed - 30 Year
                                                                                Floating - 7 Day   BMA Swap Index,
                                      5/10/35       USD          1,500,000       BMA Swap Index        (4.374%)          $23,812
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Fixed - 30 Year
                                                                                Floating - 7 Day   BMA Swap Index,
                                      5/18/35       USD          2,000,000       BMA Swap Index        (4.153%)          (35,808)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               Total Tennessee Fund     $(11,996)
-----------------------------------------------------------------------------------------------------------------------------------
Virginia Fund                                                                   Fixed - 3 Year
                                                                                 BMA Swap Index,   Floating - 7 Day
                                     12/01/07       USD          6,000,000          (2.795%)        BMA Swap Index       $44,894
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Fixed - 30 Year
                                                                                Floating - 7 Day   BMA Swap Index,
                                      5/10/35       USD          3,500,000       BMA Swap Index        (4.374%)           55,562
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Fixed - 30 Year
                                                                                Floating - 7 Day   BMA Swap Index,
                                      5/17/35       USD          4,000,000       BMA Swap Index        (4.019%)         (146,923)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Fixed - 30 Year
                                                                                Floating - 7 Day   BMA Swap Index,
                                      5/18/35       USD          3,000,000       BMA Swap Index        (4.153%)          (53,713)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Fixed - 30 Year
                                                                                Floating - 7 Day   BMA Swap Index,
                                      9/06/35       USD          2,000,000       BMA Swap Index        (4.254%)          (14,884)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                Total Virginia Fund    $(115,064)
-----------------------------------------------------------------------------------------------------------------------------------
West Virginia Fund                                                              Fixed - 3 Year
                                                                                 BMA Swap Index,   Floating - 7 Day
                                     12/01/07       USD          3,000,000          (2.795%)        BMA Swap Index       $22,460
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Fixed - 10 Year
                                                                                 BMA Swap Index,   Floating - 7 Day
                                      6/15/15       USD          3,000,000          (3.702%)        BMA Swap Index        34,971
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Fixed - 10 Year
                                                                                 BMA Swap Index,   Floating - 7 Day
                                      6/22/15       USD          2,000,000          (3.628%)        BMA Swap Index        35,470
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Fixed - 10 Year
                                                                                 BMA Swap Index,   Floating - 7 Day
                                      6/27/15       USD          3,000,000          (3.809%)        BMA Swap Index        11,801
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Fixed - 12 Year
                                                                                 BMA Swap Index,   Floating - 7 Day
                                      4/06/17       USD          1,500,000           (3.884)        BMA Swap Index         3,559
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           Total West Virginia Fund     $108,261
-----------------------------------------------------------------------------------------------------------------------------------

At March 31, 2005, the funds had sufficient cash and/or securities to cover any commitments under these contracts.

(8) RESTRICTED SECURITIES

At March 31, 2005, each fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, which may not be publicly sold without registration under the Securities Act of 1933. Each fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                                                    DATE OF        PAR
FUND               DESCRIPTION                                                    ACQUISITION     AMOUNT          COST       VALUE
------------------------------------------------------------------------------------------------------------------------------------
Mississippi Fund     Commonwealth of Puerto Rico, ROLS, FGIC, 8.633%, 2016           8/05/02   $3,110,000   $4,023,905    $4,018,742
                     Guam Power Authority Rev., RITES, AMBAC, 7.577%, 2013           5/20/99    1,000,000    1,072,720     1,171,000
                     Puerto Rico Municipal Finance Agency, RITES, FSA,
                     8.129%, 2017                                                    1/06/00      750,000      703,620       883,485
                     Puerto Rico Public Finance Corp., RITES, AMBAC, 7.839%, 2013    9/30/99      500,000      509,110       620,180
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $6,693,407
------------------------------------------------------------------------------------------------------------------------------------
New York Fund        Commonwealth of Puerto Rico, ROLS, XLCA, 8.543%, 2017          10/22/01   $1,350,000   $1,634,526    $1,726,947
                     Guam Power Authority Rev., RITES, AMBAC, 7.577%, 2014           5/20/99      500,000      531,950       578,980
                     Niagra Falls, NY, Bridge Commission Toll Rev., RITES, FGIC,
                     7.566%, 2015                                                    5/21/99    3,500,000    3,755,920     4,180,400
                     Triborough Bridge & Tunnel Authority Rev., NY, RITES, ETM,
                     8.054%, 2017                                                    4/18/00    5,000,000    5,018,300     6,347,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $12,833,827
------------------------------------------------------------------------------------------------------------------------------------
North Carolina Fund  Commonwealth of Puerto Rico, Highway & Transportation
                     Authority Rev., RITES, FSA, 9.089%, 2018                        2/26/99   $5,425,000   $7,037,418    $7,512,974
                     North Carolina Eastern Municipal Power Agency, RITES, AMBAC,
                     9.066%, 2018                                                    5/26/00    6,500,000    6,552,130     8,716,890
                     North Carolina Municipal Power Agency, ROLS, 8.096%, 2020       3/03/03    3,000,000    3,376,680     3,425,160
                     North Carolina Municipal Power Agency, ROLS, MBIA,
                     8.096%, 2019                                                    3/03/03    5,000,000    5,726,600     5,688,100
                     Puerto Rico Public Finance Corp., RITES, AMBAC, 7.839%, 2012    9/30/99    1,500,000    1,471,890     1,902,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $27,245,124
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Fund    Commonwealth of Puerto Rico Highway & Transportation
                     Authority, ROLS, MBIA, 8.633%, 2020                             4/25/03   $1,500,000   $1,969,560    $1,957,440
                     Commonwealth of Puerto Rico, ROLS, FGIC, 8.633%, 2015           8/05/02    1,000,000    1,292,920     1,278,080
                     Commonwealth of Puerto Rico, ROLS, XLCA, 8.543%, 2017          10/22/01    1,000,000    1,210,760     1,279,220
                     Guam Power Authority Rev., RITES, AMBAC, 7.577%, 2014           5/20/99    2,170,000    2,308,663     2,512,773
                     Puerto Rico Public Finance Corp., RITES, AMBAC, 7.839%, 2013    9/30/99      500,000      509,110       620,180
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $7,647,693
------------------------------------------------------------------------------------------------------------------------------------
South Carolina Fund  Commonwealth of Puerto Rico, RITES, ETM, 8.112%, 2009          10/05/00   $2,000,000   $2,066,433    $2,401,240
                     Commonwealth of Puerto Rico, RITES, ETM, 8.112%, 2009          10/05/00    1,750,000    1,794,108     2,097,410
                     Commonwealth of Puerto Rico, RITES, MBIA, 8.612%, 2020          3/30/00    2,000,000    2,043,232     2,434,280
                     Commonwealth of Puerto Rico, RITES, FSA, 9.137%, 2016           1/06/00      850,000      882,124     1,043,834
                     Puerto Rico Electric Power Authority, RITES, FSA,
                     7.559%, 2015                                                    9/30/99    1,000,000      976,500     1,121,750
                     Puerto Rico Public Finance Corp., RITES, AMBAC, 7.839%, 2013    9/30/99    1,375,000    1,398,793     1,705,495
                     Puerto Rico Public Finance Corp., RITES, AMBAC, 7.839%, 2019    3/31/99    1,300,000    1,470,326     1,655,966
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $12,459,975
------------------------------------------------------------------------------------------------------------------------------------
Virginia Fund        Guam Power Authority Rev., RITES, AMBAC, 7.577%, 2015           5/20/99   $1,010,000   $1,058,642    $1,164,308
                     Puerto Rico Electric Power Authority Rev., RITES, FSA,
                     8.612%, 2017                                                    8/28/00    2,500,000    2,770,600     3,123,100
                     Puerto Rico Electric Power Authority Rev., RITES, FSA,
                     8.362%, 2019                                                    8/28/00    1,270,000    1,345,006     1,524,940
                     Puerto Rico Electric Power Authority Rev., RITES, FSA,
                     7.712%, 2020                                                    8/28/00    1,250,000    1,240,075     1,475,000
                     Puerto Rico Municipal Finance Agency, RITES, FSA,
                     9.137%, 2016                                                    1/06/00    1,105,000    1,148,670     1,356,984
                     Puerto Rico Municipal Finance Agency, RITES, FSA,
                     8.129%, 2017                                                    1/06/00      615,000      576,968       724,458
                     Puerto Rico Public Finance Corp., RITES, AMBAC, 7.839%, 2013    9/30/99    2,000,000    2,036,440     2,480,720
                     Puerto Rico Public Finance Corp., RITES, AMBAC, 7.839%, 2016    3/31/99      500,000      569,030       634,000
                     Virginia Resources Authority Rev., ROLS, 7.589%, 2021          12/01/03    1,390,000    1,508,372     1,534,921
                     Virginia Resources Authority Rev., ROLS, 7.589%, 2023          12/01/03    1,520,000    1,612,568     1,658,442
                     Virginia Resources Authority Rev., ROLS, 7.589%, 2033          12/01/03    2,510,000    2,586,957     2,673,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $18,350,123
------------------------------------------------------------------------------------------------------------------------------------
West Virginia Fund   Commonwealth of Puerto Rico, Public Improvement, RITES, MBIA,
                     8.612%, 2019                                                    3/30/00   $3,000,000   $3,090,720    $3,651,420
                     Puerto Rico, Municipal Finance Agency, RITES, FSA,
                     8.129%, 2017                                                    1/06/00      900,000      844,344     1,060,182
                     West Virginia Building Commission, "A", RITES, AMBAC,
                     7.781%, 2018                                                    5/05/99   $4,520,000   $4,888,561    $5,539,441
                     West Virginia Building Commission, "B", RITES, AMBAC,
                     7.781%, 2018                                                    5/05/99    1,250,000    1,351,925     1,531,925
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $11,782,968
------------------------------------------------------------------------------------------------------------------------------------

At March 31, 2005, restricted securities constituted the following percentages of each fund's net assets:

  MISSISSIPPI        NEW YORK      NORTH CAROLINA    PENNSYLVANIA    SOUTH CAROLINA     VIRGINIA     WEST VIRGINIA
      FUND             FUND             FUND             FUND             FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------
     7.35%             7.09%            7.72%            6.99%           7.72%           5.79%           7.92%
------------------------------------------------------------------------------------------------------------------

(9) CONCENTRATION OF CREDIT RISK

Since each fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. The risk associated with such factors is mitigated by the fact that a percentage of securities in a portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. At March 31, 2005, the percentage of holdings that carried such enhancements were as follows:

  MISSISSIPPI        NEW YORK      NORTH CAROLINA    PENNSYLVANIA    SOUTH CAROLINA    TENNESSEE        VIRGINIA     WEST VIRGINIA
      FUND             FUND             FUND             FUND             FUND            FUND            FUND            FUND
----------------------------------------------------------------------------------------------------------------------------------
     83.07%           47.66%           47.43%           69.56%           63.33%          53.44%          34.98%          75.22%
----------------------------------------------------------------------------------------------------------------------------------

For each fund, the greatest exposure to any one institution or agency did not exceed the following percentages of total investments as of March 31, 2005:

  MISSISSIPPI        NEW YORK      NORTH CAROLINA    PENNSYLVANIA    SOUTH CAROLINA    TENNESSEE        VIRGINIA     WEST VIRGINIA
      FUND             FUND             FUND             FUND             FUND            FUND            FUND            FUND
----------------------------------------------------------------------------------------------------------------------------------
     20.73%           20.17%           15.53%           20.54%           18.08%          20.21%          14.32%          32.67%
----------------------------------------------------------------------------------------------------------------------------------

(10) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS funds received the payment on February 16, 2005.

In addition, in February 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTANTING FIRM
-------------------------------------------------------------------------------

To the Trustees and Shareholders of MFS Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities of MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund and MFS West Virginia Municipal Bond, certain of the portfolios of MFS Municipal Series Trust (the "Trust"), including the portfolio of investments, as of March 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of aforementioned portfolios of MFS Municipal Series Trust as of March 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
May 24, 2005

-------------------------------------------------------------------------------
RESULTS OF SHAREHOLDER MEETING (unaudited) - 3/31/05
-------------------------------------------------------------------------------

At a special meeting of shareholders of MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvannia Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund and MFS West Virginia Municipal Bond Fund, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                                    NUMBER OF DOLLARS
                                         ---------------------------------------
NOMINEE                                      AFFIRMATIVE      WITHHOLD AUTHORITY

Lawrence H. Cohn                          2,338,745,402.20       23,104,899.71
--------------------------------------------------------------------------------
David H. Gunning                          2,340,048,506.07       21,801,795.84
--------------------------------------------------------------------------------
William R. Gutow                          2,339,850,605.62       21,999,696.29
--------------------------------------------------------------------------------
Michael Hegarty                           2,340,213,807.46       21,636,494.45
--------------------------------------------------------------------------------
J. Atwood Ives                            2,338,786,653.70       23,063,648.21
--------------------------------------------------------------------------------
Amy B. Lane                               2,339,960,815.68       21,889,486.23
--------------------------------------------------------------------------------
Robert J. Manning                         2,340,560,593.28       21,289,708.63
--------------------------------------------------------------------------------
Lawrence T. Perera                        2,338,677,013.42       23,173,288.49
--------------------------------------------------------------------------------
Robert C. Pozen                           2,340,797,047.27       21,053,254.64
--------------------------------------------------------------------------------
J. Dale Sherratt                          2,338,746,772.55       23,103,529.36
--------------------------------------------------------------------------------
Laurie J. Thomsen                         2,339,932,511.83       21,917,790.08
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND,
----------------------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust, as of May 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston
Street, Boston, Massachusetts 02116.

                                     POSITION(s) HELD         TRUSTEE/OFFICER       PRINCIPAL OCCUPATIONS DURING THE PAST FIVE
NAME, DATE OF BIRTH                      WITH FUND                SINCE(1)                 YEARS & OTHER DIRECTORSHIPS(2)
-------------------                  ----------------         ---------------       ------------------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee and President        February 2004       Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                  Executive Officer, President, Chief Investment
                                                                                 Officer and Director

Robert C. Pozen(3)              Trustee                      February 2004       Massachusetts Financial Services Company,
(born 08/08/46)                                                                  Chairman (since February 2004); Harvard Law
                                                                                 School (education), John Olin Visiting Professor
                                                                                 (since July 2002); Secretary of Economic
                                                                                 Affairs, The Commonwealth of Massachusetts
                                                                                 (January 2002 to December 2002); Fidelity
                                                                                 Investments, Vice Chairman (June 2000 to
                                                                                 December 2001); Fidelity Management & Research
                                                                                 Company (investment adviser), President (March
                                                                                 1997 to July 2001); Bell Canada Enterprises
                                                                                 (telecommunication s), Director; Medtronic, Inc.
                                                                                 (medical technology), Director; Telesat
                                                                                 (satellite communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair of         February 1992       Private investor; Eastern Enterprises (diversified
(born 05/01/36)                 Trustees                                         services company), Chairman, Trustee and Chief
                                                                                 Executive Officer (until November 2000)

Lawrence H. Cohn, M.D.          Trustee                      August 1993         Brigham and Women's Hospital, Chief of Cardiac
(born 03/11/37)                                                                  Surgery; Harvard Medical School, Professor of
                                                                                 Surgery

David H. Gunning                Trustee                      January 2004        Cleveland-Cliffs Inc. (mining products and service
(born 05/30/42)                                                                  provider), Vice Chairman/ Director (since April
                                                                                 2001); Encinitos Ventures (private investment
                                                                                 company), Principal (1997 to April 2001);
                                                                                 Lincoln Electric Holdings, Inc. (welding
                                                                                 equipment manufacturer), Director; Southwest Gas
                                                                                 Corporation (natural gas distribution company),
                                                                                 Director

William R. Gutow                Trustee                      December 1993       Private investor and real estate consultant;
(born 09/27/41)                                                                  Capitol Entertainment Management Company (video
                                                                                 franchise), Vice Chairman

Michael Hegarty                 Trustee                      December 2004       Retired; AXA Financial (financial services and
(born 12/21/44)                                                                  insurance), Vice Chairman and Chief Operating
                                                                                 Officer (until May 2001); The Equitable Life
                                                                                 Assurance Society (insurance), President and
                                                                                 Chief Operating Officer (until May 2001)

Amy B. Lane                     Trustee                      January 2004        Retired; Merrill Lynch & Co., Inc., Managing
(born 02/08/53)                                                                  Director, Investment Banking Group (1997 to
                                                                                 February 2001); Borders Group, Inc. (book and
                                                                                 music retailer), Director; Federal Realty
                                                                                 Investment Trust (real estate investment trust),
                                                                                 Trustee

Lawrence T. Perera              Trustee                      July 1981           Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt                Trustee                      August 1993         Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                                  specialists), President; Wellfleet Investments
                                                                                 (investor in health care companies), Managing
                                                                                 General Partner (since 1993); Cambridge
                                                                                 Nutraceuticals (professional nutritional
                                                                                 products), Chief Executive Officer (until May
                                                                                 2001)

Laurie J. Thomsen               Trustee                      March 2005          Private investor; Prism Venture Partners (venture
(born 08/05/57)                                                                  capital), Co- founder and General Partner (until
                                                                                 June 2004); St. Paul Travelers Companies
                                                                                 (commercial property liability insurance),
                                                                                 Director

OFFICERS
Robert J. Manning(3)            President and Trustee        February 2004       Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                  Executive Officer, President, Chief Investment
                                                                                 Officer and Director

Jeffrey N. Carp(3)              Secretary and Clerk          September 2004      Massachusetts Financial Services Company, Executive
(born 12/1/56)                                                                   Vice President, General Counsel and Secretary
                                                                                 (since April 2004); Hale and Dorr LLP (law
                                                                                 firm), Partner (prior to April 2004)

Stephanie A. DeSisto(3)         Assistant Treasurer          May 2003            Massachusetts Financial Services Company, Vice
(born 10/01/53)                                                                  President (since April 2003); Brown Brothers
                                                                                 Harriman & Co., Senior Vice President (November
                                                                                 2002 to April 2003); ING Groep N.V./Aeltus
                                                                                 Investment Management, Senior Vice President
                                                                                 (prior to November 2002)

James F. DesMarais(3)           Assistant Secretary and      September 2004      Massachusetts Financial Services Company, Assistant
(born 03/09/61)                 Assistant Clerk                                  General Counsel

Richard M. Hisey(3)             Treasurer                    August 2002         Massachusetts Financial Services Company, Senior
(born 08/29/58)                                                                  Vice President (since July 2002); The Bank of
                                                                                 New York, Senior Vice President (September 2000
                                                                                 to July 2002); Lexington Global Asset Managers,
                                                                                 Inc., Executive Vice President and Chief
                                                                                 Financial Officer (prior to September 2000);
                                                                                 Lexington Funds, Chief Financial Officer (prior
                                                                                 to September 2000)

Brian T. Hourihan(3)            Assistant Secretary and      September 2004      Massachusetts Financial Services Company, Vice
(born 11/11/64)                 Assistant Clerk                                  President, Senior Counsel and Assistant
                                                                                 Secretary (since June 2004); Affiliated Managers
                                                                                 Group, Inc., Chief Legal Officer/ Centralized
                                                                                 Compliance Program (January to April 2004);
                                                                                 Fidelity Research & Management Company,
                                                                                 Assistant General Counsel (prior to January
                                                                                 2004)

Ellen Moynihan(3)               Assistant Treasurer          April 1997          Massachusetts Financial Services Company, Vice
(born 11/13/57)                                                                  President

Frank L. Tarantino              Independent Chief            June 2004           Tarantino LLC (provider of compliance services),
(born 03/07/44)                 Compliance Officer                               Principal (since June 2004); CRA Business
                                                                                 Strategies Group (consulting services),
                                                                                 Executive Vice President (April 2003 to June
                                                                                 2004); David L. Babson & Co. (investment
                                                                                 adviser), Managing Director, Chief
                                                                                 Administrative Officer and Director (February
                                                                                 1997 to March 2003)

James O. Yost(3)                Assistant Treasurer          September 1990      Massachusetts Financial Services Company, Senior
(born 06/12/60)                                                                  Vice President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Mses. Lane and
Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the MFS Family of Funds.

The Trust held a shareholders" meeting in 2005, and will hold a shareholder's meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER                                              CUSTODIAN
Massachusetts Financial Services Company                        State Street Bank and Trust Company
500 Boylston Street,                                            225 Franklin Street, Boston, MA 02110
Boston, MA 02116-3741
                                                                INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                                     ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                     Deloitte & Touche LLP
500 Boylston Street,                                            200 Berkeley Street, Boston, MA 02116
Boston, MA 02116-3741

PORTFOLIO MANAGERS
Michael L. Dawson
Geoffrey L. Schechter

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

-------------------------------------------------------------------------------

FEDERAL TAX INFORMATION (UNAUDITED)

In January 2006, shareholders will be mailed a Tax Form Summary or Form 1099-DIV, if applicable, reporting the federal tax status of all distributions paid during the calendar year 2005.

The following funds have designated capital gain dividends for the year ended March 31, 2005:

                                                            CAPITAL GAIN
                                                             DIVIDENDS
        ----------------------------------------------------------------
        North Carolina Fund                                  $1,238,232
        Tennessee Fund                                          713,987
        New York Fund                                           130,202

For the year ended March 31, 2005, the amount of distributions from income designated as exempt-interest dividends was as follows:

                                                         EXEMPT-INTEREST
                                                            DIVIDENDS
        ----------------------------------------------------------------
        Mississippi Fund                                     100.00%
        New York Fund                                        100.00%
        North Carolina Fund                                   97.81%
        Pennsylvania Fund                                    100.00%
        South Carolina Fund                                   99.50%
        Tennessee Fund                                        96.44%
        Virginia Fund                                        100.00%
        West Virginia Fund                                    99.45%
        ----------------------------------------------------------------

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                           MST-B-ANN-05/05 40M

MFS(R) MUNICIPAL INCOME FUND                                            3/31/05

ANNUAL REPORT
-------------------------------------------------------------------------------


[GRAPHIC OMITTED]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        ANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                4
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    5
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  8
                        ------------------------------------------------------
                        EXPENSE TABLE                                       13
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            15
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                35
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       45
                        ------------------------------------------------------
                        REPORT OF INDEPENDENT REGISTERED
                        PUBLIC ACCOUNTING FIRM                              58
                        ------------------------------------------------------
                        RESULTS OF SHAREHOLDER MEETING                      59
                        ------------------------------------------------------
                        TRUSTEES AND OFFICERS                               60
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION               64
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      64
                        ------------------------------------------------------
                        FEDERAL TAX INFORMATION                             64
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Last summer and fall, I wrote to you about enhancements that MFS(R) was making to its investment process. Our goal, as always, was to deliver strong performance across all asset classes. I am now happy to report to you that 2004 was a very successful year for MFS, relative to our peers in the mutual fund industry. While there will always be room for improvement, we believe the enhancements we have made to our investment process resulted in significantly improved performance across the MFS Family of Funds(R).

You may remember some of the enhancements I outlined last year.
They included

  o increasing collaboration and information sharing among our investment personnel across asset classes, through an Investment Management Committee with members from our Domestic Equity, International Equity, Fixed Income, and Quantitative Research teams

  o increasing the number of analysts supporting our portfolio managers and doubling the average investment experience of our domestic equity analyst staff

  o making additional use of our most-seasoned portfolio managers to mentor research analysts

  o combining more quantitative, top-down risk control and security analysis with our traditional bottom-up research process

  o opening a research office in Mexico City to complement our existing staff in Boston, London, Singapore, and Tokyo

The effect of these enhancements, I believe, is evident in the recent performance of our funds. For the 12 months ended March 31, 2005, 68% of MFS domestic equity funds, 88% of MFS international equity funds, and 90% of MFS fixed-income funds delivered results in the top half of their Lipper peer groups.

Our longer-term performance also benefited from our ongoing commitment to the MFS Original Research(R) process: 69% of MFS funds were in the top half of their respective Lipper categories over the 3-, 5-, and 10-year periods ended March 31, 2005.

Of course, I cannot offer any guarantees that our performance will repeat itself. Still, I am confident that the recent enhancements to our investment process will continue to benefit shareholders in 2005 and beyond.

What I can tell you with certainty is that the way you manage your investments will determine how well you take advantage of the performance that financial markets deliver. Historically, individual investors have tended to underperform the markets. For example, a 2003 study by DALBAR, Inc. showed that over the nearly two decades from 1984 through 2002, the average U.S. stock investor earned a 2.6% average annual return at a time when U.S. stocks, as measured by the Standard & Poor's 500 Stock Index, delivered a 12.2% average annual return.(1)

This huge discrepancy, in our view, occurred because nonprofessional investors generally did not adhere to the basic principles followed by most professional investors: allocate among asset classes, diversify within each asset class, and rebalance one's portfolio on a routine schedule. I elaborated on this "ADR" theme in fund reports over the last few months of 2004. For more information on how to apply a Disciplined Diversification(SM) strategy to your portfolio using the principles of ADR, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Web site, MFS.COM.

As always, we appreciate your confidence in MFS, and you can be sure of our continued commitment to do the best we can to help you pursue your long-term financial goals.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    May 16, 2005

It is not possible to invest directly in an index.

Lipper rankings and performance are based on historical average annual returns of Class A shares, and do not include any sales charges. Past performance is no guarantee of future results.

Asset allocation and diversification cannot guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: DALBAR July 2003 update to its Quantitative Analysis of Investment Behavior; DALBAR, Inc., is a financial-services market research firm headquartered in Boston, MA.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE*

              Bonds                                      99.0%
              Cash & Other Net Assets                     1.0%

              TOP 5 BOND INDUSTRIES*

              Health/Hospitals                           20.1%
              ------------------------------------------------
              General Obligations/Schools                 8.5%
              ------------------------------------------------
              General Obligations/GP                      6.7%
              ------------------------------------------------
              Municipal Owned Utilities                   6.4%
              ------------------------------------------------
              State and Local Approp.                     6.1%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        32.3%
              ------------------------------------------------
              AA                                         11.6%
              ------------------------------------------------
              A                                          15.7%
              ------------------------------------------------
              BBB                                        22.5%
              ------------------------------------------------
              BB                                          4.6%
              ------------------------------------------------
              B                                           1.5%
              ------------------------------------------------
              CCC                                         1.0%
              ------------------------------------------------
              Not Rated                                  10.8%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             6.3
              ------------------------------------------------
              Average Life                           15.3 yrs.
              ------------------------------------------------
              Average Maturity***                    16.9 yrs.
              ------------------------------------------------
              Average Credit Quality****                    A+
              ------------------------------------------------
              Average Credit Quality
              Short Term Bonds                             A-1
              ------------------------------------------------

   * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

  ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered Not Rated. Percentages are based on the total market value of investments as of 3/31/05.

 *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

**** The Portfolio Average Credit Quality rating is based upon a market weighted average of portfolio holdings.

Percentages are based on net assets as of 3/31/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the twelve months ended March 31, 2005, Class A shares of the MFS Municipal Income Fund provided a total return of 3.49%, at net asset value. In comparison, the fund's benchmark, the Lehman Brothers Municipal Bond Index (the Lehman Index), returned 2.67%. The fund's investment objective is to provide as high a level of current income exempt from federal income tax as is considered consistent with prudent investing while seeking protection of shareholders" capital. The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from federal income tax. The fund may invest in municipal securities, which are bonds or other debt obligations of a U.S. state or political subdivision, such as a county, city, town, village or authority.

MARKET ENVIRONMENT

The U.S. fixed-income market experienced a dramatic flattening of the yield curve during the 12-month period. (A yield curve for bonds shows the relationship between yield and time to maturity; in a majority of market environments, longer-maturity bonds offer higher yields.) On June 30, 2004, the U.S. Federal Reserve Board (the Fed) raised its target federal funds rate for the first time in four years. For the remainder of the period, the Fed continued a steady drumbeat of quarter-point rate hikes. But while the Fed seemed committed to a course of gradually raising short-term rates, we believe several factors caused long-term rates to stagnate or retreat over the period.

Job growth, which had shot up in the spring of 2004, faltered; this helped, in our opinion, to push down yields on longer-dated bonds. Another factor that we believe held long-term rates down was overseas demand for U.S. Treasuries, especially from foreign central banks. However, we feel that moderate GDP growth and inflation concerns kept shorter-term interest rates moving up. For the period as a whole, the net effect was a substantial flattening of the yield curve as short-term rates rose significantly while long-term rates were generally flat to down.

CONTRIBUTORS TO PERFORMANCE

Yield curve positioning was a strong contributor to the fund's relative performance. (A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type. A normal yield curve is upward sloping, with short-term rates lower than long-term rates.) Compared with our benchmark, the Lehman Brothers Municipal Bond Index (the Lehman Index), the fund was more heavily weighted in bonds on the long end of the curve (represented by bonds with durations of 14-to-25+ years) and underweighted in bonds on the short end of the curve (represented by bonds with durations of 0-to-4 years). (Duration is a measure of a fund's sensitivity to changes in interest rates.)

On a relative basis, our overweighting in longer-maturity bonds helped during the period because long-term municipal rates were relatively unchanged. Conversely, our underweighting in bonds on the short end of the curve, which suffered price declines as their yields increased, enhanced relative results.

In the area of credit quality, relative performance benefited from the fund's exposure to high yield debt, as the sector outperformed the benchmark, the Lehman Index. While the fund had some holdings in below-investment-grade debt (bonds rated lower than "BBB" or unrated), the index does not contain bonds rated below "BBB".

An overweighting in bonds within the strong-performing health care sector also helped relative results during the period. Our selection of individual bonds within the sector also boosted relative returns.

Security selection in the utilities sector aided relative performance during the period. In addition, our underweighted position in credit-enhanced bonds also helped results as these high-quality bonds underperformed the overall benchmark.

DETRACTORS FROM PERFORMANCE

During the period, our duration stance detracted from relative performance. In a period when rates rose and bond prices retreated, our slightly longer duration stance modestly hurt performance. Most of that negative effect on results occurred in the first half of the period, as we later shortened duration and actually ended the period with a lower duration than our benchmark.

    Respectfully,

/s/ Michael L. Dawson                   /s/ Geoffrey L. Schechter

    Michael L. Dawson                       Geoffrey L. Schechter
    Portfolio Manager                       Portfolio Manager

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 3/31/05
-------------------------------------------------------------------------------

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                              MFS             Lehman
                            Municipal        Brothers
                          Income Fund        Municipal
                           - Class B        Bond Index

              3/95         $10,000           $10,000
              3/96          10,587            10,838
              3/97          10,952            11,429
              3/98          12,131            12,653
              3/99          12,662            13,438
              3/00          12,423            13,427
              3/01          13,447            14,893
              3/02          13,716            15,461
              3/03          14,702            16,990
              3/04          15,623            17,986
              3/05          16,030            18,465

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                        Class
   Share class      inception date     1-yr       3-yr      5-yr       10-yr
------------------------------------------------------------------------------
        A              9/07/93           3.49%     6.13%      6.02%      5.64%
------------------------------------------------------------------------------
        B              12/29/86          2.60%     5.33%      5.23%      4.83%
------------------------------------------------------------------------------
        C              1/03/94           2.72%     5.37%      5.25%      4.86%
------------------------------------------------------------------------------

--------------------
Average annual
--------------------

       Comparative benchmarks
------------------------------------------------------------------------------
Average general municipal debt fund+     2.05%     5.27%      5.67%      5.34%
------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index#    2.67%     6.10%      6.58%      6.33%
------------------------------------------------------------------------------

--------------------
Average annual
with sales charge
--------------------
   Share class
------------------------------------------------------------------------------
        A                               -1.43%     4.42%      5.00%      5.13%
------------------------------------------------------------------------------
        B                               -1.34%     4.42%      4.90%      4.83%
------------------------------------------------------------------------------
        C                                1.73%     5.37%      5.25%      4.86%
------------------------------------------------------------------------------

--------------------
Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
        A                                3.49%    19.53%     33.98%     73.12%
------------------------------------------------------------------------------
        B                                2.60%    16.87%     29.03%     60.30%
------------------------------------------------------------------------------
        C                                2.72%    16.99%     29.15%     60.79%
------------------------------------------------------------------------------
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.

# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Lehman Brothers Municipal Bond Index - a market-value-weighted index representative of the tax-exempt bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 4.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

When interest rates rise, the prices of municipal securities in the portfolio will generally fall. Conversely, when interest rates fall, the prices of municipal securities in the portfolio will generally rise.

Interest rate risk will generally affect the price of a municipal security more if the security has a longer maturity. Municipal securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, municipal securities with shorter maturities will be less volatile but generally provide lower returns than municipal securities with longer maturities. The average maturity of the fund's municipal security investments will affect the volatility of the fund's share price.

Credit risk is the risk that the issuer of a municipal security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain municipal securities to indicate their credit risk. The price of a municipal security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk. A participation interest is also subject to the risk of default by the issuing bank.

The portfolio may invest in municipal bonds that are general obligations backed by the full faith and credit of the municipal issuer. The portfolio may also invest in municipal bonds called revenue obligations which are subject to a higher degree of credit risk than general obligations. Revenue obligations finance specific projects (such as building a hospital or toll roads, water and sewer projects, etc.), and are not backed by the full faith and credit of the municipal issuer. The portfolio may invest in excess of 25% of its assets in revenue bonds relating to any one specific industry (e.g., housing, healthcare, water and sewer, etc.). Because revenue obligations are repaid from the revenues from a facility, they are subject to a risk of default in payments of principal and interest if the facility does not generate enough income. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues from the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

The portfolio's investments in municipal securities may include municipal lease obligations. Municipal lease obligations are undivided interests issued by a state or municipality in a lease or installment purchase which generally relates to equipment or facilities. When the portfolio invests in municipal lease obligations, it may have limited recourse in the event of default or termination. In some cases, payments under municipal leases do not have to be made unless the appropriate legislative body specifically approves money for that purpose.

Speculative bonds are subject to a higher risk that the issuer will default on payments of principal and interest than higher rated investment grade bonds. Although the issuer's ability to make interest and principal payments appears adequate, an adverse change in economic conditions or other circumstances is more likely to cause a default by the issuer of a speculative bond than the issuer of a higher rated investment grade bond.

The fixed income securities purchased by the portfolio may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the portfolio's performance.

The portfolio may invest in high yield or lower-rated securities (non-rated, below "BBB"), which may provide greater returns but are subject to greater than average risk.

A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM OCTOBER 1, 2004, THROUGH MARCH 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 through March 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-----------------
Share Class
-----------------

--------------------------------------------------------------------------------
                                      Beginning     Ending          Expenses
                        Annualized     Account      Account       Paid During
                          Expense       Value        Value          Period**
                           Ratio       10/01/04     3/31/05     10/01/04-3/31/05
--------------------------------------------------------------------------------
       Actual              0.80%        $1,000       $1,018           $4.02
 A     -------------------------------------------------------------------------
       Hypothetical*       0.80%        $1,000       $1,021           $4.03
--------------------------------------------------------------------------------
       Actual              1.55%        $1,000       $1,015           $7.79
 B     -------------------------------------------------------------------------
       Hypothetical*       1.55%        $1,000       $1,017           $7.79
--------------------------------------------------------------------------------
       Actual              1.55%        $1,000       $1,016           $7.79
 C     -------------------------------------------------------------------------
       Hypothetical*       1.55%        $1,000       $1,017           $7.79
--------------------------------------------------------------------------------

  * 5% class return per year before expenses.

 ** Expenses paid is equal to each class" annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 3/31/05
----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.4%
----------------------------------------------------------------------------------------------
ISSUER                                                           PAR AMOUNT            $ VALUE
----------------------------------------------------------------------------------------------
Airport & Port Revenue - 2.1%
----------------------------------------------------------------------------------------------
Chicago, IL (O'Hare International Airport), RITES, FSA,
8.474%, 2022+(+)                                                 $1,500,000         $1,796,365
----------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev. (2nd Lien
Passenger Facility D), AMBAC, 5.5%, 2019                            350,000            376,644
----------------------------------------------------------------------------------------------
Louisville & Jefferson County, KY, Regional Airport
Authority, "A", MBIA, 6.5%, 2017                                  3,000,000          3,263,155
----------------------------------------------------------------------------------------------
Oklahoma City, OK, Airport Trust, "B", FSA, 5.75%, 2017           1,080,000          1,158,954
----------------------------------------------------------------------------------------------
                                                                                    $6,595,118
----------------------------------------------------------------------------------------------
Chemicals - 0.3%
----------------------------------------------------------------------------------------------
Red River Authority, TX, Pollution Control Rev. (Celanese
Project), 6.7%, 2030                                             $1,000,000         $1,037,175
----------------------------------------------------------------------------------------------

General Obligations - General Purpose - 6.6%
----------------------------------------------------------------------------------------------
Chicago IL, (Lakefront Millenium Parking Facilities), MBIA,
5.7%, 2025                                                         $645,000           $662,022
----------------------------------------------------------------------------------------------
Chicago, IL (Lakefront Millennium Package Facilities),
MBIA, 5%, 2018                                                    4,000,000          4,159,400
----------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, 5.875%, 2009(++)                   3,205,000          3,562,870
----------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLs, FGIC, 8.633%, 2015+(+)         3,000,000          3,834,240
----------------------------------------------------------------------------------------------
Cranston, RI, FGIC, 6.375%, 2014                                    200,000            227,818
----------------------------------------------------------------------------------------------
Houston County, AL, AMBAC, 6.25%, 2009(++)                          850,000            971,244
----------------------------------------------------------------------------------------------
Interlocken Metropolitan District, CO, Improvement, "C",
XLCA, 0%, 2027                                                      510,000            139,633
----------------------------------------------------------------------------------------------
Mobile County, AL, 6%, 2009(++)                                     800,000            888,344
----------------------------------------------------------------------------------------------
New York, NY, "J", 5%, 2030                                         320,000            327,264
----------------------------------------------------------------------------------------------
New York, NY, "J", MBIA, 5%, 2017                                 2,000,000          2,095,140
----------------------------------------------------------------------------------------------
San Antonio, TX, 5%, 2020                                           700,000            723,247
----------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0%, 2009(++)                                3,185,000          1,195,394
----------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0%, 2009(++)                                3,150,000          1,105,776
----------------------------------------------------------------------------------------------
State of Wisconsin, "C", 6%, 2010(++)                             1,200,000          1,351,344
----------------------------------------------------------------------------------------------
                                                                                   $21,243,736
----------------------------------------------------------------------------------------------
General Obligations - Improvement - 1.6%
----------------------------------------------------------------------------------------------
Birmingham, AL, "A", 5.75%, 2017                                 $1,000,000         $1,105,870
----------------------------------------------------------------------------------------------
Worcester, MA, FSA, 6%, 2017                                      3,475,000          3,895,336
----------------------------------------------------------------------------------------------
                                                                                    $5,001,206
----------------------------------------------------------------------------------------------
General Obligations - Schools - 8.4%
----------------------------------------------------------------------------------------------
Detroit, MI, City School District, "B", FGIC, 5%, 2021           $2,000,000         $2,080,680
----------------------------------------------------------------------------------------------
Dudley-Charlton, MA, Regional School District, RITES, FGIC,
7.566%, 2017+(+)                                                  1,495,000          1,833,677
----------------------------------------------------------------------------------------------
Ferris, TX, Independent School District, PSF, 5.5%, 2034            640,000            683,405
----------------------------------------------------------------------------------------------
Florida State Board of Education Capital Outlay, Public
Education, "A", 5%, 2019                                          1,000,000          1,043,340
----------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6%, 2010(++)                   400,000            454,016
----------------------------------------------------------------------------------------------
Fresno, CA, Unified School District, MBIA, 6.55%, 2020            1,225,000          1,444,422
----------------------------------------------------------------------------------------------
Goose Creek, TX, Consolidated School District, PSF, 5%, 2020      2,500,000          2,586,875
----------------------------------------------------------------------------------------------
Houston, TX, Independent School District, RITES, PSF,
7.543%, 2017+(+)                                                  2,325,000          2,618,694
----------------------------------------------------------------------------------------------
Keller, TX, Independent School District, PSF,
6%, 2017                                                            225,000            251,219
----------------------------------------------------------------------------------------------
Knox County, KY, Independent School District, XLCA,
5.5%, 2029                                                          640,000            695,379
----------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital
Appreciation, FSA, 0%, 2026                                         485,000            146,354
----------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital
Appreciation, FSA, 0%, 2027                                         430,000            121,694
----------------------------------------------------------------------------------------------
Leander, TX, Independent School District, PSF, 0%, 2018           2,500,000          1,201,450
----------------------------------------------------------------------------------------------
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2027            215,000            245,595
----------------------------------------------------------------------------------------------
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2028            215,000            245,377
----------------------------------------------------------------------------------------------
Manistee, MI, Area Public Schools, FGIC, 5.75%, 2009(++)            700,000            767,347
----------------------------------------------------------------------------------------------
Marshall, MI, Public School District, 5.5%, 2018                    500,000            540,625
----------------------------------------------------------------------------------------------
Phenix City, AL, AMBAC, 5.65%, 2021                               1,500,000          1,663,620
----------------------------------------------------------------------------------------------
Philadelphia, PA, School District, MBIA, 6%, 2010(++)               750,000            839,918
----------------------------------------------------------------------------------------------
Roma, TX, Independent School District, PSF, 5.875%, 2020          1,705,000          1,891,629
----------------------------------------------------------------------------------------------
Wattsburg, PA, Public School Building Authority Rev.,
Capital Appreciation, MBIA, 0%, 2029                              2,150,000            597,765
----------------------------------------------------------------------------------------------
Williamson County, TN, Rural School, 6.125%, 2010(++)             1,665,000          1,873,958
----------------------------------------------------------------------------------------------
Williamson County, TN, Rural School, 6.125%, 2010(++)             1,765,000          1,986,508
----------------------------------------------------------------------------------------------
Wylie, TX, Independent School District, PSF, 5.25%, 2029          1,080,000          1,126,094
----------------------------------------------------------------------------------------------
                                                                                   $26,939,641
----------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 19.8%
----------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev.
(West Penn Allegheny Health), 9.25%, 2022                          $350,000           $404,901
----------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev.
(West Penn Allegheny Health), 9.25%, 2030                           650,000            749,944
----------------------------------------------------------------------------------------------
Baldwin County, AL, Eastern Shore Health Care Authority
Rev. (Thomas Hospital), 5.75%, 2027                                 600,000            583,884
----------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., 5.375%, 2014                    1,000,000          1,039,430
----------------------------------------------------------------------------------------------
Chemung County, NY, Civic Facilities Rev. (St. Joseph's
Hospital-Elmira), 6%, 2013                                          665,000            665,665
----------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview
Hospital), 6%, 2005(++)                                             670,000            693,061
----------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview
Hospital), 6%, 2016                                                 330,000            341,276
----------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Portercare
Adventist Health Systems), 6.625%, 2026                             500,000            552,100
----------------------------------------------------------------------------------------------
Cullman, AL, Cullman Medical Park South, Medical Clinic
Board Rev. (Cullman Regional Medical Center), 6.5%, 2013            330,000            331,323
----------------------------------------------------------------------------------------------
Cuyahoga County, OH, Hospital Facilities Rev. (Canton,
Inc.), 7.5%, 2030                                                   900,000          1,005,021
----------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2018          300,000            305,973
----------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023         500,000            512,615
----------------------------------------------------------------------------------------------
District of Columbia, Health & Hospital Authority Rev.
(Medstar University Hospital), "D", 6.875%, 2007(++)                700,000            752,080
----------------------------------------------------------------------------------------------
Fulton County, NY, Industrial Development Agency, Civic
Facilities Rev. (Nathan Littauer Hospital), 5.75%, 2009             250,000            247,978
----------------------------------------------------------------------------------------------
Gainsville & Hall County, GA, Hospital Authority Rev.
(Northeast Georgia Health System, Inc.), 5.5%, 2031                 445,000            457,509
----------------------------------------------------------------------------------------------
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital),
5.75%, 2031                                                         500,000            521,475
----------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev.
(Bon Secours) RIBS, FSA, 9.647%, 2027(+)                          5,000,000          6,582,200
----------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev.
(Adventist/Sunbelt Hospital), 6%, 2031                              350,000            376,915
----------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Condell Medical
Center), 6.35%, 2015                                              1,000,000          1,079,190
----------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Decatur Memorial
Hospital), 5.75%, 2024                                              350,000            364,588
----------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Passavant
Memorial Area Hospital Associates), 6%, 2024                        335,000            363,013
----------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Riverside Health
Systems), 5.75%, 2022                                               650,000            669,312
----------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Sinai Health),
FHA, 5.15%, 2037                                                    640,000            653,030
----------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital
Rev. (Munster Medical Research Foundation, Inc.), 6.375%, 2031      500,000            520,195
----------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital
Rev. (Munster Medicial Research Foundation, Inc.), 6.375%, 2021   1,700,000          1,752,207
----------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital
Rev. (Riverview Hospital), 5.25%, 2014                              400,000            411,760
----------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital
Rev. (Riverview Hospital), 6.125%, 2031                             250,000            259,455
----------------------------------------------------------------------------------------------
Indiana Health Facilities Hospital Rev. (Deaconess
Hospital) "A", AMBAC, 5.375%, 2034                                  565,000            598,793
----------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health
Systems Rev. (Norton Healthcare, Inc.), 6.5%, 2020                1,250,000          1,371,238
----------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health
Systems Rev. (Norton Healthcare, Inc.), 6.625%, 2028                250,000            271,320
----------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Refunding
& Improvement, "A", MBIA, 5%, 2018                                2,400,000          2,536,200
----------------------------------------------------------------------------------------------
Knox County, TN, Health Educational Hospital Facility
(Baptist Health Systems, East Tennessee), 6.375%, 2022            1,000,000          1,034,620
----------------------------------------------------------------------------------------------
Lauderdale County & Florence, AL (Coffee Health Group),
"A", MBIA, 5.25%, 2019                                            1,100,000          1,164,559
----------------------------------------------------------------------------------------------
Lufkin, TX, Health Facilities Rev. (Memorial Health System
of East Texas), 6.875%, 2026                                        320,000            335,050
----------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Authority Rev. (Mount
Clemens General Hospital), 5.75%, 2025                            1,000,000            941,030
----------------------------------------------------------------------------------------------
Marion County, FL, Hospital District Rev. (Monroe
Hospital), 5.625%, 2019                                             750,000            785,805
----------------------------------------------------------------------------------------------
Marshall County, AL, Health Care Rev., "A", 6.25%, 2022             500,000            533,895
----------------------------------------------------------------------------------------------
Martin County, FL, Health Facilities Rev. (Martin Memorial
Medical Center), "B", 5.75%, 2022                                   850,000            867,281
----------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority
Rev. (Medstar Health), 5.5%, 2033                                   305,000            315,809
----------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority
Rev. (University of Maryland Medical System), 6.75%, 2030         1,000,000          1,128,270
----------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Caritas Christi), 6.5%, 2012                                  400,000            438,828
----------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Caritas Christi), 5.7%, 2015                                1,000,000          1,030,450
----------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Partners Healthcare Systems), 5.75%, 2021                     400,000            436,088
----------------------------------------------------------------------------------------------
Mecosta County, MI, General Hospital Rev., 6%, 2018                 300,000            297,348
----------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Rev. (Mount Sinai
Medical Center), "A", 6.7%, 2019                                    750,000            811,733
----------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Memorial
Healthcare Center), 5.75%, 2015                                     800,000            844,960
----------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Rev. (Rush
Medical Foundation) CONNIE LEE, 6.7%, 2018                        1,000,000          1,004,330
----------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities, Financing
Authority Rev. (Baptist Health), "A-2", MBIA, 0% to 2007,
5% to 2022                                                        1,270,000          1,137,183
----------------------------------------------------------------------------------------------
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair
Memorial Hospital), 5.625%, 2032                                    375,000            388,598
----------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Agency, Civic
Facilities Rev. (North Shore Health System), 5.875%, 2011           375,000            407,149
----------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority
Rev. (Covenant Health), 6.5%, 2017                                  915,000          1,021,415
----------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority
Rev. (Exeter Hospital), 6%, 2024                                    500,000            539,980
----------------------------------------------------------------------------------------------
New Jersey Health Care Facilities (Palisades Medical
Center), 6.5%, 2021                                                 500,000            531,805
----------------------------------------------------------------------------------------------
North Texas Health Facilities Development Corp. Rev.
(United Regional Health Care System, Inc.), 6%, 2023              1,000,000          1,057,350
----------------------------------------------------------------------------------------------
Ohio County, WV, County Commission Health System Rev. (Ohio
Valley Medical Center), 5.75%, 2013                                 900,000            842,013
----------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche
County Hospital), 6%, 2014                                          600,000            664,194
----------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche
County Hospital), 6.6%, 2031                                        255,000            278,417
----------------------------------------------------------------------------------------------
Palm Beach County, FL, Health Facilities Rev. (Boca Raton
Hospital), 5.5%, 2021                                               500,000            521,845
----------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Rev., Hospital
Financing (Lifespan Obligated Group), 6.5%, 2032                  1,500,000          1,652,550
----------------------------------------------------------------------------------------------
Richardson, TX, Hospital Authority Rev. (Baylor-
Richardson), 5.25%, 2013                                            600,000            631,476
----------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare
Systems, Inc.), 6.5%, 2027                                          290,000            280,624
----------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), 6%, 2012(++)                  500,000            574,230
----------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), ETM, 6%, 2016(++)             300,000            342,075
----------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority,
Hospital Facilities Rev. (Palmetto Health Alliance),
6.25%, 2031                                                         500,000            536,105
----------------------------------------------------------------------------------------------
Steubenville, OH, Hospital Rev. (Trinity Hospital),
6.375%, 2020                                                        300,000            333,084
----------------------------------------------------------------------------------------------
Stillwater, OK, Medical Center Authority (Stillwater
Medical Center), 6.5%, 2019                                       1,000,000          1,077,800
----------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency Rev.
(Southampton Hospital), 7.25%, 2020                                 720,000            735,257
----------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency Rev.
(Southampton Hospital), 7.625%, 2030                                245,000            255,065
----------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency, Civic
Facilities Rev. (Huntington Hospital), "C", 5.875%, 2032          1,000,000          1,041,130
----------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee
Memorial Healthcare), 6.25%, 2020                                 1,000,000          1,030,560
----------------------------------------------------------------------------------------------
Tom Green County, TX, Health Facilities Rev. (Shannon
Health System), 6.75%, 2021                                         400,000            428,572
----------------------------------------------------------------------------------------------
Upper Illinois River Valley Development, Health Facilities
Rev. (Morris Hospital), 6.625%, 2031                                500,000            543,165
----------------------------------------------------------------------------------------------
Valley, AL, Special Care Facilities Financing (Lanier
Memorial Hospital), 5.5%, 2007                                      500,000            503,905
----------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Authority Rev. (Ottumwa
Regional Health Center), 6.375%, 2031                               750,000            785,153
----------------------------------------------------------------------------------------------
Weirton, WV, Municipal Hospital Building, Commission Rev.
(Weirton Hospital Medical Center), 6.375%, 2031                     500,000            495,830
----------------------------------------------------------------------------------------------
West Plains, MO, Industrial Development Authority Rev.
(Ozarks Medical Center), 6.75%, 2024                                195,000            199,142
----------------------------------------------------------------------------------------------
West Shore, PA, Hospital Authority (Holy Spirit Hospital),
6.25%, 2032                                                       1,000,000          1,063,040
----------------------------------------------------------------------------------------------
Wichita, KS, Hospital Authority Rev. (Via Christi Health
System), 6.25%, 2019                                              1,500,000          1,677,090
----------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev.
(Agnesian Healthcare, Inc.), 6%, 2017                               325,000            348,316
----------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev.
(Aurora Health Care, Inc.), 6.875%, 2030                            750,000            858,563
----------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev.
(Wheaton Franciscan Services), 6.25%, 2022                        1,000,000          1,093,520
----------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic
Facilities Rev. (St. John's Riverside Hospital), 6.8%, 2016         435,000            449,151
----------------------------------------------------------------------------------------------
                                                                                   $63,269,059
----------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 2.1%
----------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev.
(Advanced Living Technology), 7.75%, 2006                           $65,000            $62,980
----------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev.
(Advanced Living Technology), 8.125%, 2016                          505,000            442,643
----------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev.
(Advanced Living Technology), 8.5%, 2026                          1,130,000            975,145
----------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Evangelical
Lutheran), 6.9%, 2025                                               500,000            570,575
----------------------------------------------------------------------------------------------
Cumberland County, PA, Retirement Community Rev. (Wesley
Affiliated Services), 7.25%, 2035                                   375,000            393,863
----------------------------------------------------------------------------------------------
Eden Prairie, MN, Multi-Family Housing Rev. (Coll-Rolling
Hills), "A", GNMA, 6%, 2021                                         200,000            215,668
----------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority Rev. (Hoosier
Care), 7.125%, 2034                                                 815,000            697,257
----------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care
Initiatives Project), 9.25%, 2025                                   490,000            590,842
----------------------------------------------------------------------------------------------
Jefferson County, KY, Health Care Authority Rev. (Beverly
Enterprises, Inc.), 5.875%, 2007                                    120,000            120,244
----------------------------------------------------------------------------------------------
Luzerne County, PA, Industrial Development Authority Rev.
(Beverly Enterprise, Inc.), 6.75%, 2008                             245,000            245,054
----------------------------------------------------------------------------------------------
Millbrae, CA, Residential Facilities Rev. (Magnolia of
Millbrae), 7.375%, 2027                                             960,000          1,007,030
----------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Rev. (Germantown
Village), 7.25%, 2034                                               385,000            399,518
----------------------------------------------------------------------------------------------
Tennessee Veterans Home Board Rev. (Humboldt),
6.75%, 2006(++)                                                   1,000,000          1,053,920
----------------------------------------------------------------------------------------------
                                                                                    $6,774,739
----------------------------------------------------------------------------------------------

Human Services - 0.4%
----------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Civic (Special
Needs Facilities), 6.1%, 2012                                      $295,000           $304,328
----------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/
Orlando Healthcare Facilities), 9%, 2031                          1,000,000          1,021,120
----------------------------------------------------------------------------------------------
                                                                                    $1,325,448
----------------------------------------------------------------------------------------------
Industrial Revenue - Airlines - 0.6%
----------------------------------------------------------------------------------------------
Cleveland, OH, Airport Special Rev. (Continental Airlines,
Inc.), 5.7%, 2019                                                $1,000,000           $789,270
----------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (American
Airlines, Inc.), 7%, 2012                                           300,000            292,119
----------------------------------------------------------------------------------------------
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines,
Inc.) "B", 5.65%, 2035                                            1,000,000            943,200
----------------------------------------------------------------------------------------------
                                                                                    $2,024,589
----------------------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 0.7%
----------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical
Co.), 5.7%, 2033                                                 $1,000,000         $1,087,500
----------------------------------------------------------------------------------------------
Sweetwater County, WY, Solid Waste Disposal Rev. (FMC
Corp.), "A", 7%, 2024                                             1,000,000          1,011,530
----------------------------------------------------------------------------------------------
                                                                                    $2,099,030
----------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 1.7%
----------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid
Waste Disposal Rev. (Waste Management, Inc.), "A-2",
5.4%, 2025                                                         $215,000            217,685
----------------------------------------------------------------------------------------------
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw
Environmental), 7.45%, 2017                                       2,500,000          2,568,425
----------------------------------------------------------------------------------------------
Charles City County, VA, Industrial Development Authority,
Solid Waste Disposal Facility Rev. (Waste Management,
Inc.), 6.25%, 2027                                                  500,000            546,640
----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority, Solid Waste Rev.
(Waste Management, Inc.), 5.7%, 2018                                230,000            241,438
----------------------------------------------------------------------------------------------
Gloucester County, NJ, Solid Waste Resource Recovery Rev.
(Waste Management, Inc.), 6.85%, 2029                               150,000            166,802
----------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev.
(Browning Ferris, Inc.), 5.3%, 2011                               1,000,000          1,003,270
----------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Resource
Recovery Rev. (Waste Management, Inc.), 6.9%, 2029                  300,000            334,233
----------------------------------------------------------------------------------------------
Nevada Department of Business (Republic Services, Inc.),
5.625%, 2026                                                        450,000            478,184
----------------------------------------------------------------------------------------------
                                                                                    $5,556,677
----------------------------------------------------------------------------------------------

Industrial Revenue - Metals - 0%
----------------------------------------------------------------------------------------------
Burns Harbor, IN, Solid Waste Disposal Facilities Rev.
(Bethlehem Steel), 8%, 2024*                                     $3,000,000             $3,000
----------------------------------------------------------------------------------------------

Industrial Revenue - Other - 2.6%
----------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Authority Rev.
(USX Corp.), 5.4%, 2017                                            $500,000           $545,265
----------------------------------------------------------------------------------------------
Gulf Coast, TX, Industrial Development Authority (Valero
Energy Corp.), 5.6%, 2031                                           500,000            504,855
----------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities Corp.
(Corrections Corp. of America), 7.375%, 2017                        500,000            513,240
----------------------------------------------------------------------------------------------
Lehigh County, PA, Industrial Development Authority
Pollution Control Rev. (PPL Electric Utility Corp.), "A",
FGIC, 4.7%, 2029                                                    320,000            314,061
----------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Resource
Recovery Rev. (Flour Corp.), 5.625%, 2019                         2,895,000          3,033,352
----------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Welch Foods,
Inc.), 5.6%, 2017                                                 1,300,000          1,397,695
----------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev., Custodial
Receipts, "CR", 7.875%, 2032##                                      400,000            409,928
----------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev.
(Amtrak), 6.125%, 2021                                              550,000            572,176
----------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev. (Union
Pacific Corp.), 5.7%, 2026                                          980,000          1,016,926
----------------------------------------------------------------------------------------------
                                                                                    $8,307,498
----------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 2.4%
----------------------------------------------------------------------------------------------
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2027            $500,000           $534,085
----------------------------------------------------------------------------------------------
Butler, AL, Industrial Development Board, Solid Waste
Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028                  260,000            259,745
----------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental
Improvements Rev. (Mead Westvaco Escanaba), 6.25%, 2027             900,000          1,007,199
----------------------------------------------------------------------------------------------
Mobile, AL, Industrial Development Board Improvement Rev.,
"B" (International Paper Co.), 6.45%, 2019                        2,000,000          2,155,300
----------------------------------------------------------------------------------------------
Navajo County, AZ, Industrial Development Authority (Stone
Container Corp.), 7.4%, 2026                                      1,500,000          1,546,980
----------------------------------------------------------------------------------------------
Navajo County, AZ, Industrial Development Authority (Stone
Container Corp.), 7.2%, 2027                                        500,000            519,885
----------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Authority Rev.,
Solid Waste Disposal Rev. (Solvay Paperboard LLC),
6.8%, 2014                                                        1,000,000          1,056,060
----------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid
Waste Disposal Rev. (Chesapeake Corp.), "A", 6.375%, 2019           550,000            553,867
----------------------------------------------------------------------------------------------
                                                                                    $7,633,121
----------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 0.5%
----------------------------------------------------------------------------------------------
Capital Trust Agency of Florida Rev. (Seminole Tribe
Convention), 10%, 2033                                             $700,000           $785,316
----------------------------------------------------------------------------------------------
Harris County-Houston, TX, Sports Authority Rev., MBIA,
0%, 2032                                                          1,595,000            349,082
----------------------------------------------------------------------------------------------
Sandoval County, NM (Santa Ana Pueblo), 7.75%, 2015##               320,000            327,574
----------------------------------------------------------------------------------------------
                                                                                    $1,461,972
----------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 0.5%
----------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises,
Inc.), 6.6%, 2021                                                  $300,000           $320,886
----------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises,
Inc.), 6.7%, 2028                                                   400,000            428,172
----------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA,
4.5%, 2013##                                                        710,000            708,566
----------------------------------------------------------------------------------------------
                                                                                    $1,457,624
----------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 3.1%
----------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev.
(Irvine Apartments), 5.25%, 2025                                 $1,000,000         $1,038,630
----------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 6.625%, 2009                     2,000,000          2,138,220
----------------------------------------------------------------------------------------------
Eaglebend, CO, Affordable Housing Corp., 6.2%, 2012               1,000,000            981,640
----------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "C-1", 5.7%, 2040##                  500,000            494,735
----------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "B-1", 5.6%, 2039##                1,000,000          1,005,900
----------------------------------------------------------------------------------------------
Munimae TE Bond Subsidiary LLC, "A-2", 4.9%, 2049##               2,000,000          1,929,780
----------------------------------------------------------------------------------------------
Newark, NJ, Housing Authority Port Authority (Newark Marine
Terminal), MBIA, 5.5%, 2028                                         215,000            233,288
----------------------------------------------------------------------------------------------
Panhandle, TX, Regional Housing Finance Rev., 6.625%, 2020          330,000            345,860
----------------------------------------------------------------------------------------------
Panhandle, TX, Regional Housing Finance Rev., 6.75%, 2031         1,245,000          1,300,714
----------------------------------------------------------------------------------------------
Ridgeland, MS, Urban Renewal (Northbrook I & II
Apartments), 6.15%, 2019**                                        1,250,000            600,000
----------------------------------------------------------------------------------------------
                                                                                   $10,068,767
----------------------------------------------------------------------------------------------
Parking - 0.1%
----------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009(++)                      $100,000            $56,678
----------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009(++)                       210,000            111,292
----------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009(++)                       300,000            148,905
----------------------------------------------------------------------------------------------
                                                                                      $316,875
----------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 0.4%
----------------------------------------------------------------------------------------------
Austin, TX, Town Community Events Center Venue, FGIC,
6%, 2019                                                         $1,015,000         $1,127,624
----------------------------------------------------------------------------------------------

Single Family Housing - Local - 3.1%
----------------------------------------------------------------------------------------------
Adams County, CO, Single Family Mortgage Rev., ETM,
8.875%, 2011(++)                                                 $2,510,000         $3,227,860
----------------------------------------------------------------------------------------------
Brevard County, FL, Housing Finance Authority, "B", GNMA,
6.5%, 2022                                                          236,000            236,739
----------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Public Trust Authority, Single Family
Mortgage Rev. "A", GNMA, 6.05%, 2032                                540,000            571,558
----------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev.,
GNMA, 6.55%, 2030                                                   170,000            178,947
----------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., GNMA,
7.05%, 2030                                                          15,000             15,068
----------------------------------------------------------------------------------------------
Cook County, IL, Single Family Mortgage Rev., "A", 0%, 2015         550,000            106,651
----------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA,
6.625%, 2023                                                        370,000            392,300
----------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA,
6.75%, 2030                                                         180,000            190,858
----------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority Rev., "A", GNMA,
7%, 2031                                                             35,000             35,573
----------------------------------------------------------------------------------------------
Maricopa County, AZ, Single Family Mortgage Rev. "B", GNMA,
6.2%, 2034                                                          290,000            301,325
----------------------------------------------------------------------------------------------
Phoenix, AZ, Single Family Mortgage Rev., GNMA,
6.1%, 2028                                                            5,000              5,052
----------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority, GNMA,
7.05%, 2030                                                         465,000            495,997
----------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., "A", GNMA, 4% to 2005, 5.8% to 2036                           645,000            692,285
----------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., "A-5", GNMA, 3% to 2005, 5.8% to 2027                         325,000            346,401
----------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., "A-5", GNMA, 4% to 2005, 5.7% to 2036                         665,000            703,617
----------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., "B", GNMA, 5.45%, 2027                                        390,000            410,693
----------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6.875%, 2026                                            185,000            191,292
----------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6.45%, 2029                                             795,000            834,623
----------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6.45%, 2033                                             455,000            482,996
----------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6%, 2035                                                480,000            518,650
----------------------------------------------------------------------------------------------
                                                                                    $9,938,485
----------------------------------------------------------------------------------------------
Single Family Housing - State - 2.3%
----------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage,
MBIA, 0%, 2028                                                   $2,170,000           $646,812
----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.15%, 2014               12,000             12,155
----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.45%, 2016               45,000             45,180
----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.75%, 2021               55,000             57,036
----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 5.9%, 2023               205,000            210,746
----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.1%, 2023               120,000            123,983
----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.4%, 2027                30,000             30,050
----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.875%, 2028             130,000            133,182
----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.8%, 2030               115,000            118,801
----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.6%, 2032               210,000            214,845
----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.375%, 2033             115,000            119,204
----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.55%, 2033              125,000            130,518
----------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage
Rev., GNMA, 7.55%, 2031                                             185,000            197,882
----------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage
Rev., GNMA, 6.4%, 2032                                              260,000            269,004
----------------------------------------------------------------------------------------------
Minnesota Housing Finance Agency Rev., Residential Housing
Finance "B", 4.8%, 2023                                             255,000            258,838
----------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single
Family Mortgage Rev. (Home Loan Program), 6.35%, 2032               260,000            271,250
----------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single
Family Mortgage Rev. (Home Loan Program), GNMA,
6.7%, 2030                                                          255,000            260,908
----------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single
Family Mortgage Rev. (Home Loan Program), GNMA,
6.85%, 2032                                                         225,000            234,493
----------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single
Family Mortgage Rev. (Home Loan Program), GNMA,
6.75%, 2034                                                         135,000            138,706
----------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., 5.875%, 2030          125,000            127,673
----------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., 6.3%, 2031            125,000            127,210
----------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA,
7.1%, 2030                                                          100,000            104,815
----------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA, 6.25%, 2032       450,000            467,942
----------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA, 6.35%, 2033       210,000            217,610
----------------------------------------------------------------------------------------------
North Dakota Housing Finance Agency Rev., Housing Finance,
5%, 2033                                                            480,000            483,518
----------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency, 6.65%, 2029                      1,045,000          1,114,984
----------------------------------------------------------------------------------------------
Texas Housing & Community Affairs, Residential Mortgage
Rev., GNMA, 7.1%, 2021                                              905,000            969,662
----------------------------------------------------------------------------------------------
Vermont Housing Finance Agency Rev., FSA, 4.95%, 2032               355,000            361,628
----------------------------------------------------------------------------------------------
                                                                                    $7,448,635
----------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.0%
----------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority Rev.,
Resource Recovery Facilities (American Ref-Fuel Co.), "A",
6.2%, 2019                                                         $500,000           $517,555
----------------------------------------------------------------------------------------------
Hudson County, NJ, Solid Waste System Rev., 5.9%, 2015              855,000            854,171
----------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Ogden
Haverhill Associates), 6.7%, 2014                                   700,000            742,882
----------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev., Resource
Recovery Rev. (Ogden Haverhill Associates), 5.6%, 2019            1,000,000          1,004,730
----------------------------------------------------------------------------------------------
                                                                                    $3,119,338
----------------------------------------------------------------------------------------------
State & Agency - Other - 0.8%
----------------------------------------------------------------------------------------------
Massachusetts State Development Finance Agency (Visual &
Performing Arts), 6%, 2021                                       $1,000,000         $1,182,270
----------------------------------------------------------------------------------------------
Michigan State Certificates of Participation, AMBAC,
5.5%, 2020                                                        1,250,000          1,344,938
----------------------------------------------------------------------------------------------
                                                                                    $2,527,208
----------------------------------------------------------------------------------------------

State & Local Agencies - 6.1%
----------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2018             $760,000           $855,289
----------------------------------------------------------------------------------------------
Alabama State Public School & College, Capital Improvement,
"D", 6%, 2015                                                     2,850,000          3,187,212
----------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission Rev., RITES, FGIC,
8.981%, 2016+(+)                                                  1,500,000          1,822,050
----------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission Rev., RITES, FGIC,
8.981%, 2017+(+)                                                  1,250,000          1,517,950
----------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., Enhanced, "B", 5.375%, 2028                      1,500,000          1,558,530
----------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., Enhanced, "B", 5.5%, 2043                        1,075,000          1,129,804
----------------------------------------------------------------------------------------------
Houston, TX, Certificates of Participation, 6.3%, 2020            1,000,000          1,083,390
----------------------------------------------------------------------------------------------
Indianapolis, IN, Public Improvement Bond Bank, "C", AMBAC,
6%, 2017                                                            500,000            556,970
----------------------------------------------------------------------------------------------
New Mexico Finance Authority Rev., Court Facilities Fee
Rev., MBIA, 5.5%, 2020                                              475,000            514,264
----------------------------------------------------------------------------------------------
New York State Urban Development Corp., Correctional
Facilities Service Contract C, AMBAC, 5.875%, 2009(++)            1,000,000          1,107,990
----------------------------------------------------------------------------------------------
Stafford, TX, Economic Development Corp., FGIC, 6%, 2015            525,000            611,688
----------------------------------------------------------------------------------------------
Virginia College Building Authority, VA, Public Higher
Education Financing, "A", 5.75%, 2009(++)                         2,295,000          2,534,621
----------------------------------------------------------------------------------------------
Warren Township, IN (Vision 2005 School Building Corp.),
FGIC, 5.5%, 2011(++)                                              2,600,000          2,878,330
----------------------------------------------------------------------------------------------
                                                                                   $19,358,088
----------------------------------------------------------------------------------------------
Student Loan Revenue - 0.9%
----------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan Rev.,
7.95%, 2030                                                        $650,000           $681,870
----------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.8%, 2016         675,000            721,886
----------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.85%,
2017                                                                700,000            748,251
----------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, Refunding
Issue G, "A", MBIA, 6.1%, 2018                                      700,000            728,854
----------------------------------------------------------------------------------------------
                                                                                    $2,880,861
----------------------------------------------------------------------------------------------

Tax - Other - 1.1%
----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette
Tax, 5.5%, 2024                                                    $250,000           $257,143
----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette
Tax, 5.75%, 2029                                                    450,000            467,973
----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette
Tax, 5.5%, 2031                                                     200,000            203,196
----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette
Tax, 5.75%, 2034                                                    300,000            309,543
----------------------------------------------------------------------------------------------
New York, NY, Transitional, Future Tax Secured, "A",
6%, 2009(++)                                                      2,000,000          2,248,800
----------------------------------------------------------------------------------------------
                                                                                    $3,486,655
----------------------------------------------------------------------------------------------
Tax Assessment - 2.3%
----------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev.
(Pittsburgh Mills), 5.1%, 2014                                      $75,000            $76,358
----------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev.
(Pittsburgh Mills), 5.6%, 2023                                       50,000             51,816
----------------------------------------------------------------------------------------------
Broadview, IL, Tax Increment Rev., 5.25%, 2012                    1,000,000          1,033,490
----------------------------------------------------------------------------------------------
Capital Region Community Development District of FL,
Capital Improvement Rev., 5.95%, 2006                               100,000            100,695
----------------------------------------------------------------------------------------------
Fishhawk Community Development District of FL, 5.125%, 2009         440,000            440,128
----------------------------------------------------------------------------------------------
Greyhawk Landing Community Development, FL Special
Assessment Rev., "B", 6.25%, 2009                                   285,000            290,210
----------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., 5.8%, 2011                    915,000            949,889
----------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., 6%, 2018                    1,200,000          1,245,996
----------------------------------------------------------------------------------------------
Killarney, FL, Community Development District, "B",
5.125%, 2009                                                        310,000            310,465
----------------------------------------------------------------------------------------------
Lakes By The Bay South Community Development District,
Florida Special Assessment, "B", 5.3%, 2009                         285,000            285,829
----------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev.,
"B", 6.5%, 2009                                                     145,000            147,319
----------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev.,
"B", 5%, 2010                                                       525,000            525,315
----------------------------------------------------------------------------------------------
Parkway Center, FL, Community Development District Rev.,
"B", 5.625%, 2014                                                   935,000            940,881
----------------------------------------------------------------------------------------------
Preserve At Wilderness Lake, FL, Community Development
District, Capital Improvement,"B", 5%, 2009                         525,000            520,238
----------------------------------------------------------------------------------------------
Renaissance Community Development of Florida, "B",
6.25%, 2008                                                         480,000            492,067
----------------------------------------------------------------------------------------------
                                                                                    $7,410,696
----------------------------------------------------------------------------------------------
Tobacco - 1.3%
----------------------------------------------------------------------------------------------
Badger Tobacco, WI (Asset Securitization Corp.),
6.125%, 2027                                                     $1,115,000         $1,131,223
----------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25%, 2024               420,000            426,418
----------------------------------------------------------------------------------------------
Guam Economic Development Authority, 5%, 2022                       165,000            166,884
----------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev.,
Asset Backed, "B", 5.3%, 2025                                       750,000            696,353
----------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority, 5.5%, 2030                  415,000            405,613
----------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Authority, 5.75%, 2032                710,000            706,152
----------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, 6.375%, 2028           500,000            507,750
----------------------------------------------------------------------------------------------
Washington Tobacco Settlement Authority, 6.5%, 2026                  70,000             72,892
----------------------------------------------------------------------------------------------
                                                                                    $4,113,285
----------------------------------------------------------------------------------------------
Toll Roads - 0.5%
----------------------------------------------------------------------------------------------
New Jersey Turnpike Authority Rev., MBIA, 6.5%, 2016               $315,000           $376,034
----------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev.,
Capital Appreciation "B", AMBAC, 0%, 2018                           750,000            383,858
----------------------------------------------------------------------------------------------
San Joaquin Hills, CA, Transportation Corridor Agency, Toll
Road Rev., ETM, 0%, 2009(++)                                      1,000,000            879,950
----------------------------------------------------------------------------------------------
                                                                                    $1,639,842
----------------------------------------------------------------------------------------------
Transportation - Special Tax - 1.1%
----------------------------------------------------------------------------------------------
Allegheny County, PA, Port Authority Special Rev., MBIA,
6.25%, 2009(++)                                                  $1,000,000         $1,123,860
----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev.,
Transportation Project Sublease "A", FSA, 6%, 2009(++)              325,000            358,953
----------------------------------------------------------------------------------------------
Pennsylvania State Turnpike Commission Oil, "A", AMBAC,
5.25%, 2018                                                         850,000            908,072
----------------------------------------------------------------------------------------------
Pennsylvania State Turnpike Commission Oil, "A", AMBAC,
ETM, 5.25%, 2018(++)                                              1,150,000          1,231,029
----------------------------------------------------------------------------------------------
                                                                                    $3,621,914
----------------------------------------------------------------------------------------------
Universities - Colleges - 4.3%
----------------------------------------------------------------------------------------------
Amherst, NY, Industrial Development Agency Rev. (Daemen
College), "A", 6%, 2021                                          $1,000,000         $1,063,500
----------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (L.A.
College of Chiropractic), 5.6%, 2017                                250,000            240,943
----------------------------------------------------------------------------------------------
Houston, TX, Community College Systems, MBIA,
7.875%, 2025                                                      1,650,000          2,087,481
----------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Univeristy of Chicago),
"A", 5%, 2034                                                       215,000            219,773
----------------------------------------------------------------------------------------------
Islip, NY, Community Development Agency Rev. (New York
Institute of Technology), 7.5%, 2006(++)                          2,000,000          2,127,080
----------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Boston
University), XLCA, 6%, 2059                                       1,250,000          1,468,488
----------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev.
(Massachusetts College of Pharmacy), 6.625%, 2010(++)               100,000            115,421
----------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., (Olin
College), "B", XLCA, 5.25%, 2033                                  2,000,000          2,103,580
----------------------------------------------------------------------------------------------
Northern Illinois University Rev., Auxiliary Facilities
Systems, AMBAC, 5.875%, 2018                                      1,370,000          1,499,766
----------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev. (College
of Art & Design, Inc.), 6.5%, 2009(++)                              500,000            567,010
----------------------------------------------------------------------------------------------
St. Joseph County, IN, Educational Facilities Rev.
(University of Notre Dame), 6.5%, 2026                            1,000,000          1,277,050
----------------------------------------------------------------------------------------------
Upland, IN, Economic Development Rev. (Taylor University),
6%, 2018                                                            435,000            483,985
----------------------------------------------------------------------------------------------
Upland, IN, Economic Development Rev. (Taylor University),
6.25%, 2023                                                         520,000            573,134
----------------------------------------------------------------------------------------------
                                                                                   $13,827,211
----------------------------------------------------------------------------------------------
Universities - Secondary Schools - 1.8%
----------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority
Rev. (Escondido Charter High School), 7.5%, 2036                   $500,000           $507,040
----------------------------------------------------------------------------------------------
Clark County, NV, Economic Development Rev. (Alexander
Dawson School), 5.5%, 2020                                        1,500,000          1,578,525
----------------------------------------------------------------------------------------------
Maine Finance Authority, Educational Rev. (Waynflete
School), 6.4%, 2019                                               1,000,000          1,079,590
----------------------------------------------------------------------------------------------
Maine Finance Authority, Educational Rev. (Waynflete
School), 6.5%, 2029                                               1,000,000          1,074,920
----------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (Detroit Academy of
Arts & Sciences), 8%, 2031                                          300,000            314,838
----------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service
Learning Academy), 7.625%, 2021                                     400,000            427,768
----------------------------------------------------------------------------------------------
New Hampshire Health & Education (Derryfield School),
6.5%, 2010                                                          360,000            364,079
----------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Education
Rev. (Arizona Charter Schools), "C", 6.75%, 2031                    500,000            522,460
----------------------------------------------------------------------------------------------
                                                                                    $5,869,220
----------------------------------------------------------------------------------------------
Utilities - Cogeneration - 0.7%
----------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev.
(Panther Creek Partners), 6.65%, 2010                              $635,000           $682,542
----------------------------------------------------------------------------------------------
Klamath Falls, OR, Electric Rev. (Klamath Cogeneration),
6%, 2025                                                          1,475,000          1,476,106
----------------------------------------------------------------------------------------------
                                                                                    $2,158,648
----------------------------------------------------------------------------------------------
Utilities - Investor Owned - 5.5%
----------------------------------------------------------------------------------------------
Apache County, AZ, Industrial Development Authority,
Pollution Control Rev. (Tucson Electric Power Co.),
5.875%, 2033                                                     $1,000,000           $997,890
----------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas
Utility Co.), "B", 6.3%, 2032                                       250,000            265,548
----------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution
Control Rev. (Pacific Gas & Electric Co.), MBIA, 5.35%, 2016      1,600,000          1,704,768
----------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution
Control Rev. (Southern California Edison Co.), 6.4%, 2024           500,000            502,470
----------------------------------------------------------------------------------------------
Connecticut Development Authority, Pollution Control Rev.
(Connecticut Light & Power Co.), 5.85%, 2028                      1,000,000          1,058,590
----------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), 5.8%, 2022                                                500,000            509,785
----------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), 6.375%, 2022                                            1,000,000          1,076,250
----------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), "A", 6.3%, 2016                                           565,000            603,618
----------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Central Power
& Light Co.), 4.55%, 2029                                         1,000,000          1,022,530
----------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Reliant
Energy), 5.95%, 2030                                                750,000            754,155
----------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development Authority
Rev. (UAE Mecklenburg, LP), 6.5%, 2017                              700,000            774,431
----------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority, Pollution
Control (CT Light and Power), 5.9%, 2016                            500,000            519,270
----------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev.
(Reliant Energy Seward), "A", 6.75%, 2036                           560,000            597,201
----------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev.
(Tucson Electric Power Co.), 6.1%, 2025                           2,000,000          2,000,600
----------------------------------------------------------------------------------------------
Pittsylvania County, VA, Industrial Development Authority
Rev. (Multi-trade of Pittsylvania), 7.5%, 2014                    2,000,000          2,064,400
----------------------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev. (Portland General
Electric), 5.2%, 2033                                               350,000            367,171
----------------------------------------------------------------------------------------------
Sabine River Authority, TX, Pollution Control Rev. (TXU
Electric Co.) "A", 5.5%, 2022                                       500,000            534,540
----------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Energy
Gulf States), 6.6%, 2028                                          1,665,000          1,689,908
----------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf
States Utilities Co.), 7.7%, 2014                                   450,000            453,416
----------------------------------------------------------------------------------------------
                                                                                   $17,496,541
----------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 6.3%
----------------------------------------------------------------------------------------------
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2011             $1,500,000         $1,765,095
----------------------------------------------------------------------------------------------
California State, Department of Water Resources Power
Supply Rev., "A", 5.125%, 2018                                      750,000            791,280
----------------------------------------------------------------------------------------------
Georgia Municipal Electric Power Authority Rev., MBIA,
6.375%, 2016                                                      2,000,000          2,407,360
----------------------------------------------------------------------------------------------
Georgia Municipal Electric Power Authority Rev., MBIA,
6.5%, 2020                                                        7,350,000          9,110,252
----------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric
Rev., 6.375%, 2013                                                  750,000            833,738
----------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric
Rev., MBIA, 7%, 2007                                              3,250,000          3,481,043
----------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, ROLs, MBIA,
8.096%, 2019+(+)                                                  1,500,000          1,706,430
----------------------------------------------------------------------------------------------
                                                                                   $20,095,198
----------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 4.4%
----------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., RITES, FGIC,
8.043%, 2016+(+)                                                 $1,000,000         $1,271,180
----------------------------------------------------------------------------------------------
Augusta, GA, Water & Sewer Rev., FSA, 5.25%, 2039                   430,000            456,389
----------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewage Authority, 6.25%, 2010(++)     1,170,000          1,335,766
----------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, 6.5%, 2019               5,965,000          7,183,053
----------------------------------------------------------------------------------------------
New York State Environmental Facilities, 5%, 2016                   430,000            454,145
----------------------------------------------------------------------------------------------
New York State Environmental Facilities, ETM, 5%, 2016(++)          570,000            607,837
----------------------------------------------------------------------------------------------
Pittsburgh, PA, Water & Sewer Authority Rev., "C", FSA,
5.25%, 2022                                                       2,000,000          2,081,220
----------------------------------------------------------------------------------------------
Spartanburg, SC, Water & Sewer Authority Rev., "B", MBIA,
5.25%, 2030                                                         255,000            270,433
----------------------------------------------------------------------------------------------
West Wilson Utility District, TN, Waterworks Rev., MBIA,
5.25%, 2030                                                         480,000            507,850
----------------------------------------------------------------------------------------------
                                                                                   $14,167,873
----------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $291,155,371)                             $311,402,597
----------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.4%
----------------------------------------------------------------------------------------------
Bay Area Toll Authority, California Toll Bridge Rev., "A",
2.22%, due 4/07/05                                                 $900,000           $900,000
----------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev.
(Scott & White Hospital), 2.3%, due 4/01/05                         600,000            600,000
----------------------------------------------------------------------------------------------
Irvine, CA, Improvement Building Act 1915, 2.28%, due 4/06/05     1,850,000          1,850,000
----------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority Rev.,
Pooled Hospital Loan Program, 2.3%, due 4/01/05                     400,000            400,000
----------------------------------------------------------------------------------------------
San Francisco, CA, City & County Financial Corp., Lease
Rev. (Moscone Center Expansion), 2.28%, due 4/07/05                 800,000            800,000
----------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                $4,550,000
----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $295,705,371)                                 $315,952,597
----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.2%                                                3,738,238
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                               $319,690,835
----------------------------------------------------------------------------------------------
   * Non-income producing security - in default.
   + Restricted security.
 (+) Inverse floating rate security.
(++) Refunded bond.
  ## SEC Rule 144A restriction.
  ** Interest received was less than stated coupon rate.

The following abbreviations are used in the Portfolio of Investments and are defined:
ETM                  = Escrowed to Maturity

Insurers
AMBAC             = AMBAC Indemnity Corp.
CONNIE LEE        = Connie Lee Insurance Co.
FGIC              = Financial Guaranty Insurance Co.
FSA               = Financial Security Assurance, Inc.
GNMA              = Government National Mortgage Assn.
MBIA              = Municipal Bond Investors Corp.
PSF               = Permanent School Fund
XLCA              = XL Capital Insurance Co.

Inverse Floaters
RIBS              = Residual Interest Bonds
RITES             = Residual Interest Tax-Exempt Security
ROLS              = Residual Option Longs

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 3/31/05

ASSETS

Investments, at value (identified cost, $295,705,371)          $315,952,597
---------------------------------------------------------------------------------------------------
Cash                                                                 20,729
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                     201,144
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                     222,764
---------------------------------------------------------------------------------------------------
Interest receivable                                               4,675,701
---------------------------------------------------------------------------------------------------
Unrealized appreciation on interest rate swap agreements            511,419
---------------------------------------------------------------------------------------------------
Other assets                                                          2,558
---------------------------------------------------------------------------------------------------
Total assets                                                                           $321,586,912
---------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                              $538,175
---------------------------------------------------------------------------------------------------
Payable for investments purchased                                   907,859
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                  261,140
---------------------------------------------------------------------------------------------------
Unrealized depreciation on interest rate swap agreements             13,975
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                      2,572
---------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                        34,239
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                        3,781
---------------------------------------------------------------------------------------------------
  Administrative fee                                                    118
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                              134,218
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        $1,896,077
---------------------------------------------------------------------------------------------------
Net assets                                                                             $319,690,835
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:

Paid-in capital                                                $303,498,127
---------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments            20,744,670
---------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments              (4,335,816)
---------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                             (216,146)
---------------------------------------------------------------------------------------------------
Net assets                                                                             $319,690,835
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                37,233,628
---------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                   $241,849,769
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             28,181,232
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                   $8.58
---------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$8.58)                                                  $9.01
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $43,930,363
---------------------------------------------------------------------------------------------------
  Shares outstanding                                              5,111,814
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $8.59
---------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                    $33,910,703
---------------------------------------------------------------------------------------------------
  Shares outstanding                                              3,940,582
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $8.61
---------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 3/31/05

NET INVESTMENT INCOME
--------------------------------------------------------------------------------------------------
Interest income                                                                        $18,855,772
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                  $1,823,568
--------------------------------------------------------------------------------------------------
  Trustees" compensation                                              14,315
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                        397,578
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                             624,686
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                             469,881
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                             346,586
--------------------------------------------------------------------------------------------------
  Administrative fee                                                  26,315
--------------------------------------------------------------------------------------------------
  Custodian fee                                                      114,058
--------------------------------------------------------------------------------------------------
  Printing                                                            46,891
--------------------------------------------------------------------------------------------------
  Postage                                                              7,324
--------------------------------------------------------------------------------------------------
  Auditing fees                                                       46,379
--------------------------------------------------------------------------------------------------
  Legal fees                                                           8,338
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                      132,247
--------------------------------------------------------------------------------------------------
Total expenses                                                                          $4,058,166
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                (7,275)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                       (830,332)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            $3,220,559
--------------------------------------------------------------------------------------------------
Net investment income                                                                  $15,635,213
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                         $3,782,435
--------------------------------------------------------------------------------------------------
  Swap transactions                                               (1,906,963)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                 $1,875,472
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------
  Investments                                                    $(8,742,866)
--------------------------------------------------------------------------------------------------
  Swap transactions                                                1,512,184
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                              $(7,230,682)
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                 $(5,355,210)
--------------------------------------------------------------------------------------------------
Change in net assets from operations                                                   $10,280,003
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                         YEAR ENDED                 YEAR ENDED
                                                           3/31/05                    3/31/04

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                       $15,635,213                $16,994,651
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                       1,875,472                 (1,682,213)
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                    (7,230,682)                 8,784,137
---------------------------------------------------------  ------------               ------------
Change in net assets from operations                        $10,280,003                $24,096,575
---------------------------------------------------------  ------------               ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
--------------------------------------------------------------------------------------------------
  Class A                                                  $(12,056,821)              $(13,264,818)
--------------------------------------------------------------------------------------------------
  Class B                                                    (1,913,952)                (2,354,471)
--------------------------------------------------------------------------------------------------
  Class C                                                    (1,411,847)                (1,644,710)
--------------------------------------------------------------------------------------------------
Total distributions declared to shareholders               $(15,382,620)              $(17,263,999)
---------------------------------------------------------  ------------               ------------
Change in net assets from fund share transactions          $(30,106,846)              $(25,385,914)
---------------------------------------------------------  ------------               ------------
Redemption fees                                                    $691                        $--
---------------------------------------------------------  ------------               ------------
Total change in net assets                                 $(35,208,772)              $(18,553,338)
---------------------------------------------------------  ------------               ------------

NET ASSETS

At beginning of period                                     $354,899,607               $373,452,945
--------------------------------------------------------------------------------------------------
At end of period (including accumulated
distributions in excess of net investment income of
$216,146 and $575,902, respectively)                       $319,690,835               $354,899,607
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                            YEARS ENDED 3/31
                                            ---------------------------------------------------------------------------------
CLASS A                                           2005                2004             2003             2002             2001

Net asset value, beginning of period             $8.70               $8.54            $8.32            $8.54            $8.33
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(S)(S)#

  Net investment income(S)                       $0.42               $0.41            $0.41            $0.44            $0.46
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments                          (0.13)               0.17             0.25            (0.20)            0.27
---------------------------------------------   ------              ------           ------           ------           ------
Total from investment operations                 $0.29               $0.58            $0.66            $0.24            $0.73
---------------------------------------------   ------              ------           ------           ------           ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                    $(0.41)             $(0.42)          $(0.44)          $(0.46)          $(0.47)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain
  on investments                                    --                  --               --               --            (0.02)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain
  on investments                                    --                  --               --               --            (0.03)
---------------------------------------------   ------              ------           ------           ------           ------
Total distributions declared
to shareholders                                 $(0.41)             $(0.42)          $(0.44)          $(0.46)          $(0.52)
---------------------------------------------   ------              ------           ------           ------           ------
Redemption fees added to
paid-in capital#                                 $0.00+++              $--              $--              $--              $--
---------------------------------------------   ------              ------           ------           ------           ------
Net asset value, end of period                   $8.58               $8.70            $8.54            $8.32            $8.54
---------------------------------------------   ------              ------           ------           ------           ------
Total return (%)(+)&                              3.49                6.94             8.00             2.78             9.06
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                            YEARS ENDED 3/31
                                            ---------------------------------------------------------------------------------
CLASS A (CONTINUED)                               2005                2004             2003             2002             2001

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                        0.79                0.88             0.90             0.91             0.89
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                       4.90                4.80             4.85             5.12             5.55
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                   8                   9               13               15               15
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                 $241,850            $264,797         $274,442         $276,719         $255,799
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7,
    2004, the investment adviser has voluntarily agreed to reimburse the fund for substantially all of its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                      $0.40               $0.40            $0.40            $0.41            $0.44
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                        1.04                1.04             1.05             1.15             1.20
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                       4.65                4.64             4.70             4.88             5.24
-----------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
  +++  Per share amount was less than $0.01.
    #  Per share data are based on average shares outstanding.
   ##  Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
    &  From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                              YEARS ENDED 3/31
                                                -----------------------------------------------------------------------------
CLASS B                                               2005               2004            2003            2002            2001

Net asset value, beginning of period                 $8.72              $8.55           $8.33           $8.55           $8.34
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(S)(S)#

  Net investment income(S)                           $0.36              $0.35           $0.35           $0.37           $0.40
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                     (0.14)              0.18            0.24           (0.20)           0.27
---------------------------------------------       ------             ------          ------          ------          ------
Total from investment operations                     $0.22              $0.53           $0.59           $0.17           $0.67
---------------------------------------------       ------             ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                        $(0.35)            $(0.36)         $(0.37)         $(0.39)         $(0.41)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                 --                 --              --              --           (0.02)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain
  on investments                                        --                 --              --              --           (0.03)
---------------------------------------------       ------             ------          ------          ------          ------
Total distributions declared to shareholders        $(0.35)            $(0.36)         $(0.37)         $(0.39)         $(0.46)
---------------------------------------------       ------             ------          ------          ------          ------
Redemption fees added to paid-in capital#            $0.00+++             $--             $--             $--             $--
---------------------------------------------       ------             ------          ------          ------          ------
Net asset value, end of period                       $8.59              $8.72           $8.55           $8.33           $8.55
---------------------------------------------       ------             ------          ------          ------          ------
Total return (%)&                                     2.60               6.27            7.19            2.00            8.24
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                               YEARS ENDED 3/31
                                                 ----------------------------------------------------------------------------
CLASS B (CONTINUED)                                   2005               2004            2003            2002            2001
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                            1.54               1.63            1.65            1.66            1.64
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                           4.15               4.05            4.10            4.37            4.82
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                       8                  9              13              15              15
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)          $43,930            $52,594         $59,591         $61,627         $75,858
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7,
    2004, the investment adviser has voluntarily agreed to reimburse the fund for substantially all of its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                          $0.33              $0.34           $0.34           $0.35           $0.38
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                            1.79               1.79            1.80            1.90            1.95
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                           3.90               3.89            3.95            4.13            4.51
-----------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
  +++  Per share amount was less than $0.01.
    #  Per share data are based on average shares outstanding.
   ##  Ratios do not reflect reductions from fees paid indirectly.
    &  From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                              YEARS ENDED 3/31
                                                -----------------------------------------------------------------------------
CLASS C                                               2005               2004            2003            2002            2001

Net asset value, beginning of period                 $8.73              $8.56           $8.34           $8.56           $8.35
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(S)(S)#

  Net investment income(S)                           $0.36              $0.35           $0.35           $0.37           $0.40
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                     (0.13)              0.18            0.24           (0.20)           0.27
---------------------------------------------       ------             ------          ------          ------          ------
Total from investment operations                     $0.23              $0.53           $0.59           $0.17           $0.67
---------------------------------------------       ------             ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                        $(0.35)            $(0.36)         $(0.37)         $(0.39)         $(0.41)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                 --                 --              --              --           (0.02)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain
  on investments                                        --                 --              --              --           (0.03)
---------------------------------------------       ------             ------          ------          ------          ------
Total distributions declared to shareholders        $(0.35)            $(0.36)         $(0.37)         $(0.39)         $(0.46)
---------------------------------------------       ------             ------          ------          ------          ------
Redemption fees added to paid-in capital#            $0.00+++             $--             $--             $--             $--
---------------------------------------------       ------             ------          ------          ------          ------
Net asset value, end of period                       $8.61              $8.73           $8.56           $8.34           $8.56
---------------------------------------------       ------             ------          ------          ------          ------
Total return (%)&                                     2.72               6.27            7.18            2.00            8.23
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                               YEARS ENDED 3/31
                                                 ----------------------------------------------------------------------------
CLASS C (CONTINUED)                                   2005               2004            2003            2002            2001

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                            1.54               1.63            1.65            1.66            1.64
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                           4.15               4.05            4.10            4.37            4.80
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                       8                  9              13              15              15
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)          $33,911            $37,508         $39,420         $36,146         $29,257
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7,
    2004, the investment adviser has voluntarily agreed to reimburse the fund for substantially all of its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                          $0.33              $0.34           $0.34           $0.35           $0.37
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                            1.79               1.79            1.80            1.90            1.95
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                           3.90               3.89            3.95            4.13            4.49
-----------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
  +++  Per share amount was less than $0.01.
    #  Per share data are based on average shares outstanding.
   ##  Ratios do not reflect reductions from fees paid indirectly.
    &  From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Municipal Income Fund (the fund) is a diversified series of MFS Municipal Series Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline in value.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party, which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The fund uses swaps for both hedging and non-hedging purposes. For hedging purposes, the fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the fund may use swaps to take a position on anticipated changes in the underlying financial index.

INTEREST RATE SWAP AGREEMENTS - Interest rate swap agreements are agreements to exchange cash flows periodically based on a notional principal amount, for example the exchange of fixed rate interest payments for floating rate interest payments which are based on a specific financial index, or the exchange of two distinct floating rate payments. The net receivable or payable associated with these payments is accrued daily and is recorded as net interest income or expense. For financial statement purposes, the net interest income or expense periodically recognized for an interest rate swap is recorded in the same line item as any unrealized and realized gains or losses recognized for that instrument. The primary risk associated with interest rate swap agreements is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

RATE LOCK SWAPS - The fund may enter into rate lock swaps, which are used to reduce the interest rate risk of the portfolio. A rate lock swap is a payment or receipt of cash on a specified future date, calculated as the difference between the strike rate and a specific index yield on that date. The payment received or made at the end of the measurement period is recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, and Class C shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized and accreted for financial statement purposes in accordance with generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended March 31, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by the fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable the fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for derivatives, defaulted bonds, amortization and accretion on debt securities and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared for the years ended March 31, 2005 and March 31, 2004 was as follows:

                                                3/31/05            3/31/04
        Distributions declared from:
        ------------------------------------------------------------------
          Tax-exempt income                 $15,355,366        $17,263,999
        ------------------------------------------------------------------
          Ordinary income                        27,254                 --
        ------------------------------------------------------------------
        Total distributions declared        $15,382,620        $17,263,999
        ------------------------------------------------------------------

During the year ended March 31, 2005, accumulated distributions in excess of net investment income decreased by $107,163 and accumulated net realized loss on investments and paid-in capital increased by $145,643 and $38,480, respectively due to differences between book and tax accounting for derivatives, defaulted bonds, amortization and accretion on debt securities and the treatment of a portion of the proceeds from redemptions as a distribution for tax purposes. This change had no effect on the net assets or net asset value per share.

As of March 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed tax-exempt income               $1,116,179
          --------------------------------------------------------
          Capital loss carryforward                     (4,741,158)
          --------------------------------------------------------
          Unrealized appreciation (depreciation)        20,590,564
          --------------------------------------------------------
          Other temporary differences                     (772,877)
          --------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows: March 31, 2011, ($655,485) and March 31, 2012, ($4,085,673).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters (See Legal Proceedings footnote), MFS has agreed to reduce the management fee to 0.30% of average daily net assets for the period March 1, 2004 through February 28, 2009, which is shown as a reduction of total expenses in the Statement of Operations. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees. Included in Trustees" compensation is a pension expense of $3,705 for retired Independent Trustees for the year ended March 31, 2005.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets.

The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                                   4/01/04
                                                   THROUGH
EFFECTIVE DATE                                     2/28/05         3/01/05

First $2 billion                                   0.01120%        0.01626%
---------------------------------------------------------------------------
Next $2.5 billion                                  0.00832%        0.01206%
---------------------------------------------------------------------------
Next $2.5 billion                                  0.00032%        0.00056%
---------------------------------------------------------------------------
In excess of $7 billion                            0.00000%        0.00000%
---------------------------------------------------------------------------

For the year ended March 31, 2005, the fund paid MFS $26,315 equivalent to 0.00794% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $28,629 for the year ended March 31, 2005, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. The fees are calculated based on each class" average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                             CLASS A      CLASS B      CLASS C

Distribution Fee                               0.10%        0.75%        0.75%
------------------------------------------------------------------------------
Service Fee                                    0.25%        0.25%        0.25%
------------------------------------------------------------------------------
Total Distribution Plan                        0.35%        1.00%        1.00%
------------------------------------------------------------------------------

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the year ended March 31, 2005, amounted to:

                                             CLASS A      CLASS B      CLASS C

Service Fee Retained by MFD                  $19,770         $367         $140
------------------------------------------------------------------------------

Payment of the 0.10% per annum Class A distribution fee will be implemented on such date as the Trustees of the Trust may determine.

Fees incurred under the distribution plan during the year ended March 31, 2005 were as follows:

                                             CLASS A      CLASS B      CLASS C

Effective Annual Percentage Rates              0.25%        1.00%        1.00%
------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended March 31, 2005 were as follows:

                                             CLASS A      CLASS B      CLASS C

Contingent Deferred Sales Charges Imposed     $3,310      $80,573      $10,670
------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. For the period July 1, 2004 through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund is charged up to 0.1035% of its average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. For the year ended March 31, 2005, the fund paid MFSC a fee of $311,912 for shareholder services which equated to 0.0941% of the fund's average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $62,465 and other costs paid by the fund directly to unaffiliated vendors for the year ended March 31, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $26,916,168 and $61,862,191, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $295,362,033
          ----------------------------------------------------------
          Gross unrealized appreciation                  $25,086,288
          ----------------------------------------------------------
          Gross unrealized depreciation                   (4,495,724)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $20,590,564
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                        Year ended 3/31/05              Year ended 3/31/04
                       SHARES        AMOUNT            SHARES        AMOUNT

CLASS A SHARES

Shares sold          1,567,579    $ 13,461,021       3,923,574    $ 33,678,836
------------------------------------------------------------------------------
Shares issued to
 shareholders
in reinvestment of
distributions          849,343       7,292,898         867,292       7,450,143
------------------------------------------------------------------------------
Shares reacquired   (4,659,350)    (39,924,894)     (6,505,143)    (55,872,881)
------------------------------------------------------------------------------
Net change          (2,242,428)   $(19,170,975)   $ (1,714,277)    (14,743,902)
------------------------------------------------------------------------------

CLASS B SHARES

Shares sold            454,146    $  3,903,573         534,325    $  4,621,956
------------------------------------------------------------------------------
Shares issued
to shareholders
in reinvestment of
distributions          118,406       1,017,998         133,556       1,149,141
------------------------------------------------------------------------------
Shares reacquired   (1,495,083)    (12,809,285)     (1,602,274)    (13,788,797)
------------------------------------------------------------------------------
Net change            (922,531)   $ (7,887,714)       (934,393)   $ (8,017,700)
------------------------------------------------------------------------------

CLASS C SHARES

Shares sold            544,452    $  4,690,961       1,083,331    $  9,355,388
------------------------------------------------------------------------------
Shares issued
to shareholders
in reinvestment of
distributions          119,904       1,032,616         125,956       1,084,943
------------------------------------------------------------------------------
Shares reacquired   (1,021,41)      (8,771,734)     (1,515,353)    (13,064,643)
------------------------------------------------------------------------------
Net change           (357,135)    $ (3,048,157)       (306,066)   $ (2,624,312)
------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended March 31, 2005 was $1,430 and is included in miscellaneous expense. The fund had no significant borrowings during the year ended March 31, 2005.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps

                                                                                            UNREALIZED
                     NOTIONAL PRINCIPAL      CASH FLOWS PAID      CASH FLOWS RECEIVED      APPRECIATION
   EXPIRATION        AMOUNT OF CONTRACT        BY THE FUND            BY THE FUND         (DEPRECIATION)

    12/01/07           USD  6,000,000      Fixed - 3 Year BMA    Floating - 7 day BMA            $44,921
                                           Swap Index - 2.795%        Swap Index
---------------------------------------------------------------------------------------------------------
     6/22/15           USD  8,000,000      Fixed - 10 Year BMA   Floating - 7 day BMA            141,878
                                           Swap Index - 3.628%        Swap Index
---------------------------------------------------------------------------------------------------------
     4/06/17           USD  9,000,000      Fixed - 12 Year BMA   Floating - 7 day BMA             21,352
                                           Swap Index - 3.884%        Swap Index
---------------------------------------------------------------------------------------------------------
     4/20/17           USD 16,000,000      Fixed - 12 Year BMA   Floating - 7 day BMA            289,293
                                           Swap Index - 3.714%        Swap Index
---------------------------------------------------------------------------------------------------------
                                                                                                $497,444
---------------------------------------------------------------------------------------------------------

At March 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) RESTRICTED SECURITIES

At March 31, 2005, the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 5.1% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                    DATE OF
DESCRIPTION                     ACQUISITION  PAR AMOUNT       COST       VALUE

Atlanta, GA, Water & Wastewater
Rev., RITES, FGIC, 8.043%, 2016    4/20/99   1,000,000  $1,167,100  $1,271,180
------------------------------------------------------------------------------
Chicago, IL (O'Hare
International Airport), RITES,
FSA, 8.474%, 2022                  8/21/03   1,500,000   1,599,510   1,796,365
------------------------------------------------------------------------------
Chicago, IL, Public Building
Commission Rev., RITES, FGIC,
8.981%, 2016                       3/10/99   1,500,000   1,619,550   1,822,050
------------------------------------------------------------------------------
Chicago, IL, Public Building
Commission Rev., RITES, FGIC,
8.981%, 2017                       3/10/99   1,250,000   1,337,550   1,517,950
------------------------------------------------------------------------------
Commonwealth of Puerto Rico,
ROLs, FGIC, 8.633% 2015            8/15/02   3,000,000   3,878,760   3,834,240
------------------------------------------------------------------------------
Dudley-Charlton, MA, Regional
School District, RITES, FGIC,
7.566%, 2017                       5/05/99   1,495,000   1,615,945   1,833,677
------------------------------------------------------------------------------
Houston, TX, Independent School
District, RITES, PSF, 7.543%,
2017                               2/26/99   2,325,000   2,440,832   2,618,694
------------------------------------------------------------------------------
North Carolina Municipal Power
Agency, ROLs, MBIA, 8.096%,
2019                               3/03/03   1,500,000   1,717,980   1,706,430
------------------------------------------------------------------------------
                                                                   $16,400,586
------------------------------------------------------------------------------

(9) CONCENTRATION OF CREDIT RISK

At March 31, 2005, 34.0% of securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 13.7% of total investments.

(10) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS funds received the payment on February 16, 2005.

In addition, in February 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators" view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the Independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees and the Shareholders of MFS Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of MFS Municipal Income Fund, one of the series comprising MFS Series Trust IV (the "Trust"), including the portfolio of investments, as of March 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Municipal Income Fund as of March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
May 24, 2005

------------------------------------------------------------------------------
RESULTS OF SHAREHOLDER MEETING (unaudited) - 3/31/05
------------------------------------------------------------------------------

At a special meeting of shareholders of MFS Municipal Income Fund, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                                  NUMBER OF DOLLARS
                                        --------------------------------------
NOMINEE                                    AFFIRMATIVE      WITHHOLD AUTHORITY

Lawrence H. Cohn                         2,338,745,402.20     23,104,899.71
------------------------------------------------------------------------------
David H. Gunning                         2,340,048,506.07     21,801,795.84
------------------------------------------------------------------------------
William R. Gutow                         2,339,850,605.62     21,999,696.29
------------------------------------------------------------------------------
Michael Hegarty                          2,340,213,807.46     21,636,494.45
------------------------------------------------------------------------------
J. Atwood Ives                           2,338,786,653.70     23,063,648.21
------------------------------------------------------------------------------
Amy B. Lane                              2,339,960,815.68     21,889,486.23
------------------------------------------------------------------------------
Robert J. Manning                        2,340,560,593.28     21,289,708.63
------------------------------------------------------------------------------
Lawrence T. Perera                       2,338,677,013.42     23,173,288.49
------------------------------------------------------------------------------
Robert C. Pozen                          2,340,797,047.27     21,053,254.64
------------------------------------------------------------------------------
J. Dale Sherratt                         2,338,746,772.55     23,103,529.36
------------------------------------------------------------------------------
Laurie J. Thomsen                        2,339,932,511.83     21,917,790.08
------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
---------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust, as of May 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each
Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
-------------------             ----------------    ---------------       ----------------------------

INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee and        February 2004       Massachusetts Financial Services
(born 10/20/63)                 President                              Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); Bell Canada
                                                                       Enterprises (telecommunications),
                                                                       Director; Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                       Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director; Southwest Gas
                                                                       Corporation (natural gas
                                                                       distribution company), Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional    products),    Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

OFFICERS
Robert J. Manning(3)            President and      February 2004       Massachusetts Financial Services
(born 10/20/63)                 Trustee                                Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/1/56)                  Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since April 2004); Hale and Dorr
                                                                       LLP (law firm), Partner (prior to
                                                                       April 2004)

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

James F. DesMarais(3)           Assistant          September 2004      Massachusetts Financial Services
(born 03/09/61)                 Secretary and                          Company, Assistant General Counsel
                                Assistant Clerk

Richard M. Hisey(3)             Treasurer          August 2002         Massachusetts Financial Services
(born 08/29/58)                                                        Company, Senior Vice President
                                                                       (since July 2002); The Bank of New
                                                                       York, Senior Vice President
                                                                       (September 2000 to July 2002);
                                                                       Lexington Global Asset Managers,
                                                                       Inc., Executive Vice President and
                                                                       Chief Financial Officer (prior to
                                                                       September 2000); Lexington Funds,
                                                                       Chief Financial Officer (prior to
                                                                       September 2000)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------

(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.
Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the MFS
Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholder's meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                              CUSTODIAN
Massachusetts Financial Services Company                        State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                      225 Franklin Street, Boston, MA 02110

                                                                INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                                     ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                     Deloitte & Touche LLP
500 Boylston Street, Boston, MA 02116-3741                      200 Berkeley Street, Boston, MA 02116

PORTFOLIO MANAGERS
Michael L. Dawson
Geoffrey L. Schechter

------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

--------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2006, shareholders will be mailed a Tax Form Summary or Form 1099-DIV, if applicable, reporting the federal tax status of all distributions paid during the calendar year 2005.

For the year ended 3/31/05, 99.82% of the distributions from income are designated as exempt-interest dividends.
--------------------------------------------------------------------------------

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             LMB-ANN-05/05 12M

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer has changed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. J. Atwood Ives and Mses. Amy B. Lane and Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Mr. Ives and Mses. Lane and Thomsen are "independent" members of the Audit Committee as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(A) THROUGH 4(D) AND 4(G):
The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to each series (the "Funds") of the Registrant (hereinafter the "Registrant"). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended March 31, 2005 and 2004, audit fees billed to the Funds by Deloitte were as follows:

                                                        Audit Fees
      FEES BILLED BY DELOITTE:                         2005         2004
                                                       ----         ----

           MFS Alabama Municipal Bond               $33,754      $30,490
           Fund
           MFS Arkansas Municipal                    33,754       30,490
           Bond Fund
           MFS California Municipal                  33,754       30,490
           Bond Fund
           MFS Florida Municipal Bond                33,754       30,490
           Fund
           MFS Georgia Municipal Bond                33,754       30,490
           Fund
           MFS Maryland Municipal                    33,754       30,490
           Bond Fund
           MFS Massachusetts Municipal               33,754       30,490
           Bond Fund
           MFS Mississippi Municipal                 33,754       30,490
           Bond Fund
           MFS Municipal Income Fund                 36,917       33,365
           MFS New York Municipal                    33,754       30,490
           Bond Fund
           MFS North Carolina Municipal              33,754       30,490
           Bond Fund
           MFS Pennsylvania Municipal                33,754       30,490
           Bond Fund
           MFS South Carolina Municipal              33,754       30,490
           Bond Fund
           MFS Tennessee Municipal                   33,754       30,490
           Bond Fund
           MFS Virginia Municipal                    33,754       30,490
           Bond Fund
           MFS West Virginia Municipal               33,754       30,490
           Bond Fund
                    TOTAL                          $543,227     $490,715

For the fiscal years ended March 31, 2005 and 2004, fees billed by Deloitte for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                           AUDIT-RELATED FEES(1)              TAX FEES(2)               ALL OTHER FEES(3)
  FEES BILLED BY DELOITTE:                 2005           2004           2005          2004           2005           2004
                                           ----           ----           ----          ----           ----           ----

       To MFS Alabama                           $0             $0        $9,550         $4,950             $0            $0
       Municipal Bond Fund
       To MFS Arkansas                           0              0         9,550          4,950              0             0
       Municipal Bond Fund
       To MFS California                         0              0         9,550          4,950              0             0
       Municipal Bond Fund
       To MFS Florida                            0              0         9,550          4,950              0             0
       Municipal Bond Fund
       To MFS Georgia                            0              0         9,550          4,950              0             0
       Municipal Bond Fund
       To MFS Maryland                           0              0         9,550          4,950              0             0
       Municipal Bond Fund
       To MFS Massachusetts                      0              0         9,550          4,950              0             0
       Municipal Bond Fund
       To MFS Mississippi                        0              0         9,550          4,950              0             0
       Municipal Bond Fund
       To MFS Municipal                          0              0         9,550          4,950              0             0
       Income Fund
       To MFS New York                           0              0         9,550          4,950              0             0
       Municipal Bond Fund
       To MFS North Carolina                     0              0         9,550          4,950              0             0
       Municipal Bond Fund
       To MFS Pennsylvania                       0              0         9,550          4,950              0             0
       Municipal Bond Fund
       To MFS South Carolina                     0              0         9,550          4,950              0             0
       Municipal Bond Fund
       To MFS Tennessee                          0              0         9,550          4,950              0             0
       Municipal Bond Fund
       To MFS Virginia                           0              0         9,550          4,950              0             0
       Municipal Bond Fund
       To MFS West Virginia                      0              0         9,550          4,950              0             0
       Municipal Bond Fund

  TOTAL FEES BILLED BY DELOITTE                 $0             $0      $152,800        $79,200             $0            $0
  TO ABOVE FUNDS

       To MFS and MFS Related           $1,277,066       $356,150       $62,000        $55,000       $602,500            $0
       Entities of MFS
       Alabama Municipal
       Bond Fund*

       To MFS and MFS Related            1,277,066        356,150        62,000         55,000        602,500             0
       Entities of MFS
       Arkansas Municipal
       Bond Fund*

       To MFS and MFS Related            1,277,066        356,150        62,000         55,000        602,500             0
       Entities of MFS
       California Municipal
       Bond Fund*

       To MFS and MFS Related            1,277,066        356,150        62,000         55,000        602,500             0
       Entities of MFS
       Florida Municipal
       Bond Fund*

       To MFS and MFS Related            1,277,066        356,150        62,000         55,000        602,500             0
       Entities of MFS
       Georgia Municipal
       Bond Fund*

       To MFS and MFS Related            1,277,066        356,150        62,000         55,000        602,500             0
       Entities of MFS
       Maryland Municipal
       Bond Fund*

       To MFS and MFS Related            1,277,066        356,150        62,000         55,000        602,500             0
       Entities of MFS
       Massachusetts Municipal
       Bond Fund*

       To MFS and MFS Related            1,277,066        356,150        62,000         55,000        602,500             0
       Entities of MFS
       Mississippi Municipal
       Bond Fund*

       To MFS and MFS Related            1,277,066        356,150        62,000         55,000        602,500             0
       Entities of MFS
       Municipal Income Fund*

       To MFS and MFS Related            1,277,066        356,150        62,000         55,000        602,500             0
       Entities of MFS
       New York Municipal
       Bond Fund*

       To MFS and MFS Related            1,277,066        356,150        62,000         55,000        602,500             0
       Entities of MFS
       North Carolina Municipal
       Bond Fund*

       To MFS and MFS Related            1,277,066        356,150        62,000         55,000        602,500             0
       Entities of MFS
       Pennsylvania Municipal
       Bond Fund*

       To MFS and MFS Related            1,277,066        356,150        62,000         55,000        602,500             0
       Entities of MFS
       South Carolina Municipal
       Bond Fund*

       To MFS and MFS Related            1,277,066        356,150        62,000         55,000        602,500             0
       Entities of MFS
       Tennessee Municipal
       Bond Fund*

       To MFS and MFS Related            1,277,066        356,150        62,000         55,000        602,500             0
       Entities of MFS
       Virginia Municipal
       Bond Fund*

       To MFS and MFS Related            1,277,066        356,150        62,000         55,000        602,500             0
       Entities of MFS
       West Virginia Municipal
       Bond Fund*

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                              2005                         2004
                                              ----                         ----
                                        $1,988,717                     $526,295
       To MFS Alabama Municipal
       Bond Fund, MFS and MFS
       Related Entities#
       To MFS Arkansas                   1,988,717                      526,295
       Municipal Bond Fund,
       MFS and MFS Related
       Entities#
       To MFS California             1,988,717                          526,295
       Municipal Bond Fund,
        MFS and MFS Related
       Entities#
       To MFS Florida                1,988,717                          526,295
       Municipal Bond Fund,
        MFS and MFS Related
       Entities#
       To MFS Georgia                1,988,717                          526,295
       Municipal Bond Fund,
       MFS and MFS Related
       Entities#
       To MFS Maryland               1,988,717                          526,295
       Municipal Bond Fund,
       MFS and MFS Related
       Entities#
       To MFS Massachusetts          1,988,717                          526,295
       Municipal Bond Fund,
       MFS and MFS Related
       Entities#
       To MFS Mississippi            1,988,717                          526,295
       Municipal Bond Fund,
       MFS and MFS Related
       Entities#
       To MFS Municipal              1,988,717                          526,295
       Income Fund, MFS
       and MFS Related Entities#
       To MFS New York               1,988,717                          526,295
       Municipal Bond Fund,
       MFS and MFS Related
       Entities#
       To MFS North Carolina         1,988,717                          526,295
       Municipal Bond Fund,
       MFS and MFS Related
       Entities#
       To MFS Pennsylvania           1,988,717                          526,295
       Municipal Bond Fund,
       MFS and MFS Related
       Entities#
       To MFS South Carolina         1,988,717                          526,295
       Municipal Bond Fund,
       MFS and MFS Related
       Entities#
       To MFS Tennessee              1,988,717                          526,295
       Municipal Bond Fund,
       MFS and MFS Related
       Entities#
       To MFS Virginia               1,988,717                          526,295
       Municipal Bond Fund,
       MFS and MFS Related
       Entities#
       To MFS West Virginia          1,988,717                          526,295
       Municipal Bond Fund,
       MFS and MFS Related
       Entities#

  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

  # This amounts reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees,"
    including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees."

For periods prior to May 6, 2003, the amounts shown above under "Audit-Related Fees," "Tax Fees" and "All Other Fees" relate to permitted non-audit services that would have been subject to pre-approval if the Securities and Exchange Commission's rules relating to pre-approval of non-audit services had been in effect.

ITEM 4(E)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(E)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

ITEM 4(F): Not applicable.

ITEM 4(H): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MUNICIPAL SERIES TRUST


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: May 24, 2005
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President
                          (Principal Executive Officer)

Date: May 24, 2005
      ------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, Treasurer (Principal
                          Financial Officer and Accounting Officer)

Date: May 24, 2005
      ------------


* Print name and title of each signing officer under his or her signature.